As filed electronically with the Securities and Exchange Commission on
                                  28 April 2006 Securities Act File No. 33-64915
                                        Investment Company Act File No. 811-7447

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 41

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 44

                           HARRIS INSIGHT FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                    760 Moore Road, King of Prussia, PA 19406
           (Address of Principal Executive Offices including Zip Code)

        Registrant's Telephone Number, including Area Code: 610.239.4590

Name and Address of Agent                             Copies to:
for Service:
Thomas J. Ryan               Cameron S. Avery, Esq.     and   Timothy Kane, Esq.
Harris Insight Funds Trust   Bell, Boyd & Lloyd LLC           Harris N.A.
PFPC Inc.                    Three First National Plaza       111 West Monroe Street
400 Bellevue Parkway         70 West Madison Street           21st Floor East
Wilmington, DE 19809         Chicago, IL  60602-4207          Chicago, IL 60603

It is proposed that this filing will become effective:
___  immediately upon filing pursuant to paragraph (b)
 X   on May 1, 2006 pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on ______________ pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___   on pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
[LOGO] HARRIS
       INSIGHT FUNDS TM


                                    A SHARES
                                    N SHARES


--------------------------------------------------------------------------------
                             MAY 1, 2006 PROSPECTUS
--------------------------------------------------------------------------------

HARRIS INSIGHT EQUITY FUNDS            HARRIS INSIGHT FIXED INCOME FUNDS
       Balanced Fund                               Bond Fund
     Core Equity Fund                        High Yield Bond Fund
   Emerging Markets Fund               Intermediate Government Bond Fund
        Equity Fund                    Intermediate Tax-Exempt Bond Fund
        Index Fund                       Short/Intermediate Bond Fund
    International Fund                       Tax-Exempt Bond Fund
Small-Cap Opportunity Fund
   Small-Cap Value Fund                HARRIS INSIGHT MONEY MARKET FUNDS
                                         Government Money Market Fund
                                               Money Market Fund
                                         Tax-Exempt Money Market Fund


  AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
     APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
                       PROSPECTUS IS ADEQUATE OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              HARRIS INSIGHT FUNDS
                                 A AND N SHARES

At a special meeting held on March 25, 2006, the Board of Trustees of the Harris Insight Funds Trust (the "Trust") unanimously approved and recommended that shareholders approve:

      o Phoenix Investment Counsel, Inc. ("PIC") to become the investment adviser to each series of the Trust (the "Funds"), pursuant to a proposed investment advisory agreement between the Trust and PIC;

      o Harris Investment Management, Inc. ("HIM") to become the subadviser to each Fund, except International Fund, Emerging Markets Fund, Bond Fund and High Yield Bond Fund, pursuant to a proposed subadvisory agreement between PIC and HIM;

      o Vontobel Asset Management Inc. ("Vontobel") to become the subadviser to the International Fund and Emerging Markets Fund, pursuant to a proposed subadvisory agreement between PIC and Vontobel; and

      o Seneca Capital Management LLC, to become the subadviser to the Bond Fund and High Yield Bond Fund, pursuant to a proposed subadvisory agreement between PIC and Seneca.

HIM and Harris N.A., the Funds' administrator, recommended these changes because they have decided to exit the business of acting as the sponsor and principal service provider to U.S. mutual funds. Accordingly, HIM would stop providing principal investment advisory services to the Funds. The terms and conditions of the transaction between HIM and PIC are set forth in a Transaction Agreement, dated as of March 28, 2006, among PIC, HIM, Harris Financial Corp. and Phoenix Investment Partners, Ltd. ("PXP"). The new advisory and subadvisory agreements (as well as certain other proposals) (the "Proposals") are subject to approval of shareholders at a Special Meeting of Shareholders to be held May 11, 2006. The Record Date for the Meeting is March 27, 2006. If the Proposals are approved, and the other conditions set forth in the Transaction Agreement are satisfied or waived, the changes described above are anticipated to occur during the second calendar quarter of 2006.

If shareholders of the Funds approve the Proposals, the Funds' advisory agreement with HIM, and HIM's subadvisory agreements with Hansberger Global Investors, Inc. for International Fund and Emerging Markets Fund, and with HIM Monegy, Inc. for the High Yield Bond Fund, would be terminated. PIC would become the investment adviser to the Funds and HIM would continue to manage most of the Funds, as the subadviser, pursuant to a subadvisory agreement between PIC and HIM. In addition, subject to shareholder approval, nominees who currently are trustees of certain investment companies sponsored or managed by PIC would replace the current trustees of the Trust effective upon the transition to PIC.

The current Trustees have been informed by PIC that it intends to ask the proposed trustees, if elected, and if the transition to PIC is completed, to authorize the conversion of Class N shares of each of the Funds, except for the money market funds, to Class A shares of the same Funds. A holder of converted shares would be permitted to purchase Class A shares of the Funds, including by exchange, for the same account at net asset value as long as the shareholder continued an investment in that account. Additional Class A shares purchased after redemption of all converted shares would be subject to any applicable sales charges. PIC also has informed the current Trustees that PIC intends to ask proposed trustees to re-name Class N shares of each money market fund as Class A shares of that Fund. The re-named Class A shares of the money market funds would continue to be offered without a sales charge and with no change from the shareholder servicing and Rule 12b-1 fees currently payable by Class N shares of the money market funds.

In addition, the current Trustees have authorized the following changes to be effective, subject to the receipt of the foregoing shareholder approvals, sometime after the transition to PIC, but in any event during the second calendar quarter of 2006: (a) an increase in the maximum front-end sales charge for Harris Insight Equity Funds from 5.50% to 5.75% and for Harris Insight Fixed Income Funds from 4.50% to 4.75%. Those changes would more closely conform the Funds' sales load to that of the Phoenix family of funds. The current Trustees also have been informed by PIC that it intends to ask the proposed trustees, if they are elected and if the transition to PIC is completed, to authorize the removal of the redemption fee currently in effect. After the transition to PIC, additional changes may be made such as closing or merging of certain Funds. PIC has informed the Trust that it is considering recommending to the proposed trustees, if they are elected and if the transition to PIC is completed, that the Index Fund and Intermediate Government Bond Fund be liquidated. Any such termination would be subject to the approval of the proposed trustees.

PIC is a registered investment adviser and a wholly-owned subsidiary of Phoenix Equity Planning Corporation, a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), the asset management subsidiary of The Phoenix Companies Inc. Based in Hartford, Connecticut, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors as of December 31, 2005. This includes the Phoenix family of 51 retail mutual funds, which are managed by PIC and its affiliates and by external subadvisers.

The Funds' shareholders as of close of business on March 27, 2006 were mailed a Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Proposals.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

       HARRIS INSIGHT EQUITY FUNDS
      Introduction to Equity Funds     PAGE 2
                     Balanced Fund          3
                  Core Equity Fund          4
             Emerging Markets Fund          5
                       Equity Fund          6
                        Index Fund          7
                International Fund          8
        Small-Cap Opportunity Fund          9
              Small-Cap Value Fund         10
               Risk Considerations         11
                 Fees and Expenses         13

 HARRIS INSIGHT FIXED INCOME FUNDS
Introduction to Fixed Income Funds         15
                         Bond Fund         16
              High Yield Bond Fund         17
 Intermediate Government Bond Fund         18
 Intermediate Tax-Exempt Bond Fund         19
      Short/Intermediate Bond Fund         20
              Tax-Exempt Bond Fund         21
               Risk Considerations         22
                 Fees and Expenses         24

 HARRIS INSIGHT MONEY MARKET FUNDS
Introduction to Money Market Funds         26
      Government Money Market Fund         27
                 Money Market Fund         28
      Tax-Exempt Money Market Fund         29
               Risk Considerations         30
                 Fees and Expenses         32

                INVESTMENT ADVISER         33

                PORTFOLIO MANAGERS         34

            PRICING OF FUND SHARES         38

              SHAREHOLDER SERVICES         40

  DIVIDENDS AND TAX CONSIDERATIONS         49

         DISTRIBUTION ARRANGEMENTS         50

 MASTER FUND/FEEDER FUND STRUCTURE         51

                     TERMS TO KNOW         52

              FINANCIAL HIGHLIGHTS         54

2

                           HARRIS INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

                          INTRODUCTION TO EQUITY FUNDS
--------------------------------------------------------------------------------

 These Funds invest in stocks, which represent partial ownership in a company. They generally pursue capital appreciation: that is, an increase in the Fund's share value. In some cases, these Funds also seek dividend income.

Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.


--------------------------------------------------------------------------------

Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 11.

--------------------------------------------------------------------------------

                                  BALANCED FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide current income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets. The Fund may invest in the equity securities of companies of any size.

The adviser reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of Russell 1000 Index and between 35% and 60% of the return of the Lehman Brothers Aggregate Bond Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o     Allocation risk

o     Credit risk

o     Interest rate risk

o     Manager risk

o     Market risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to those of broad measures of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (FIG. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

         98       99      00     01       02      03      04     05

        8.29    -1.52   12.03   0.88    -9.18   19.04   13.04   7.18

--------------------------------------------------------------------------------

BEST QUARTER: Q2 2003   8.95%   WORST QUARTER: Q3 2002 -8.32%

AVERAGE ANNUAL TOTAL RETURN 1  (FIG. 2)
(FOR THE PERIODS ENDING 12/31/05)
===============================================================
                                                        Life
                                                      of Fund
                               1 Year    5 Years     (4/16/97)
---------------------------------------------------------------
BALANCED FUND
A SHARES (AT PUBLIC
OFFERING PRICE OR "POP")        1.26%      4.54%       6.88%
---------------------------------------------------------------
N SHARES
    Return Before Taxes         7.18%      5.73%       7.78%
    Return After
    Taxes on
    Distributions               5.23%      4.72%       6.06%
    Return After Taxes
    on Distributions and
    Sale of Fund Shares         5.92%      4.43%       5.83%
===============================================================
RUSSELL 1000 INDEX              6.27%      1.07%       8.01%
===============================================================
LEHMAN BROTHERS
AGGREGATE BOND INDEX            2.43%      5.87%       6.71%
===============================================================

1 Performance in the table, for periods before the inception of the Fund's A Shares on February 10, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

4

                                CORE EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The adviser selects securities that are considered to be undervalued and to represent growth opportunities. The adviser considers many factors, but there is a focus on a company's sales, earnings and valuation.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o     Manager risk

o     Market risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1  (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

     96      97      98      99      00      01      02      03      04     05

    28.60   32.54   24.68   16.22  -7.89   -12.56  -23.73  30.20   13.04   8.75

--------------------------------------------------------------------------------

BEST QUARTER: Q4 1998  22.65%   WORST QUARTER: Q3 2002 -15.77%

AVERAGE ANNUAL TOTAL RETURN 1, 2 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)

================================================================
                                                       Life
                                                      of Fund
                               1 Year    5 Years     (4/19/96)
================================================================
CORE EQUITY FUND
A SHARES (AT POP)              2.72%      0.19%        8.14%
----------------------------------------------------------------
N SHARES
    Return Before Taxes        8.75%      1.31%        8.79%
    Return After
    Taxes on
    Distributions              5.76%      0.34%        7.41%
    Return After Taxes
    on Distributions
    and Sale of Fund Shares    7.07%      0.80%        7.24%
================================================================
S&P 500 STOCK INDEX            4.91%      0.54%        8.64%
================================================================

1 The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris N.A. (Harris) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act") nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

      The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's N Shares return for the period ended 12/31/05, including the performance of the predecessor fund, is 9.28% for 10 Years. The performance of the S&P 500 Stock Index for the same period is 9.07%.

2 Performance in the table, for periods before the inception of the Fund's A Shares on February 5, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                              EMERGING MARKETS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in equity securities of issuers located in emerging markets countries. The sub-adviser selects securities it considers undervalued. The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The Fund's investments reflect a broad cross-section of countries, industries and companies.

When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects, financial soundness as well as such other valuation criteria, which may include a company's price-to-earnings, price-to-cash flow and/or price-to-book ratios.

The sub-adviser also evaluates such criteria as:

o     Political climate of a country

o     Interest rate and currency considerations

o     Equity market valuations

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o     Currency rate risk

o     Foreign securities risk

o     Geographic concentration risk

o     Manager risk

o     Market risk

o     Small company risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

-----------------------------------------------------------------------

         98      99       00     01      02      03      04      05

       -31.50   64.06   -29.02  -0.33   -2.36   50.70   19.71   30.99

-----------------------------------------------------------------------

BEST QUARTER: Q4 1999   32.38% WORST QUARTER: Q2 1998 -27.18%

AVERAGE ANNUAL TOTAL RETURN 1  (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)

=================================================================
                                                        Life
                                                       of Fund
                               1 Year    5 Years     (10/21/97)
-----------------------------------------------------------------
EMERGING MARKETS FUND
A SHARES (AT POP)              23.90%     16.75%        4.93%
-----------------------------------------------------------------
N SHARES
    Return Before Taxes        30.99%     18.12%        5.63%
    Return After
    Taxes on
    Distributions              28.30%     17.40%        5.24%
    Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                     23.64%     16.02%        4.90%
=================================================================
MSCI EMERGING
MARKETS FREE INDEX             34.54%     19.44%        9.30%
=================================================================

1 Performance in the table, for periods before the inception of the Fund's A Shares on August 12, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

6

                                   EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation and current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The adviser selects stocks that are representative of the companies found within the Russell 1000 Value Index in an effort to:

o Provide greater returns, over the long-term, than the securities comprising the Russell 1000 Value Index

o     Maintain a risk level approximating that of the Russell 1000 Value Index

The Fund's portfolio consists of approximately 60 to 90 stocks, diversified among major sectors of the market.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o     Manager risk

o     Market risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

     96      97     98       99      00      01      02      03      04      05

   24.15    35.45  13.42   -1.74   8.18    -3.36   -21.10  28.29  17.91    12.31

--------------------------------------------------------------------------------

BEST QUARTER: Q4 1998   18.66% WORST QUARTER: Q3 2002 -16.20%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)

==============================================================
                               1 Year    5 Years    10 Years
--------------------------------------------------------------
EQUITY FUND
A SHARES (AT POP)               5.99%      4.12%       9.45%
--------------------------------------------------------------
N SHARES
    Return Before Taxes        12.31%      5.31%      10.14%
    Return After
    Taxes on
    Distributions              10.80%      4.75%       7.75%
--------------------------------------------------------------
    Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                      9.66%      4.44%       7.79%
==============================================================
RUSSELL 1000 VALUE INDEX        7.05%      5.28%      10.94%
==============================================================


1 Performance in the table, for periods before the inception of the Fund's A Shares on February 12, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                                  INDEX FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide the return and risk characteristics of the S&P 500.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500.

The adviser employs a "passively" managed -- or index -- investment approach that attempts to replicate the performance of the index while not necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. The Fund seeks a quarterly performance within one percentage point of the performance of the S&P 500. On a regular basis, the adviser compares the Fund's performance to that of the S&P 500. The adviser may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 Stock Index Futures Contracts to reduce transactional costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o     Leverage risk

o     Manager risk

o     Market risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

   96      97       98      99       00       01     02      03     04     05

  22.47   32.51    27.88   20.14   -9.55   -12.57  -22.43  27.82  10.21   5.15

--------------------------------------------------------------------------------

BEST QUARTER: Q4 1998  21.17% WORST QUARTER: Q3 2002 -17.14%

AVERAGE ANNUAL TOTAL RETURN 1  (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)

================================================================
                                                        Life
                                                      of Fund
                              1 Year     5 Years     (4/19/96)
----------------------------------------------------------------
INDEX FUND
N SHARES
----------------------------------------------------------------
    Return Before Taxes        5.15%       0.09%       8.24%
    Return After
    Taxes on
    Distributions              2.69%      -1.16%       6.95%
    Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                     6.65%      -0.15%       6.86%
================================================================
S&P 500 STOCK INDEX            4.91%       0.54%       8.64%
================================================================

1 The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor common trust fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

      The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's N Shares return for the period ended 12/31/05, including the performance of the predecessor fund, is 8.52% for 10 Years. The performance of the S&P 500 Stock Index for the same period is 9.07%.

8

                               INTERNATIONAL FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation. Income is a secondary objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund invests in securities that the sub-adviser believes are undervalued. When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects, financial soundness as well as such other valuation criteria, which may include a company's price-to-earnings, price-to-cash flow and/or price-to-book ratios.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o     Currency rate risk

o     Foreign securities risk

o     Geographic concentration risk

o     Manager risk

o     Market risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

    96      97      98      99      00       01      02      03      04      05

   4.89    -5.21   -4.84   26.81   -9.50   -19.46  -14.79  40.19   16.10   13.40

--------------------------------------------------------------------------------

BEST QUARTER: Q2 2003 20.83%   WORST QUARTER: Q3 2002 -20.14%

AVERAGE ANNUAL TOTAL RETURN 1, 2 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
================================================================
                                                        Life
                                                      of Fund
                              1 Year     5 Years     (3/13/96)
----------------------------------------------------------------
INTERNATIONAL FUND
A SHARES (AT POP)              7.13%       2.88%       2.39%
----------------------------------------------------------------
N SHARES
    Return Before Taxes       13.40%       4.84%       3.46%
    Return After
    Taxes on
    Distributions             13.44%       4.91%       3.21%
    Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                     9.11%       4.32%       2.93%
================================================================
MSCI EAFE INDEX               14.02%       4.94%       6.19%
================================================================

1 The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor common trust fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

      The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's N Shares return for the period ended 12/31/05, including the performance of the predecessor fund, is 3.24% for 10 Years. The performance of the MSCI EAFE Index for the same period is 6.18%.

2 Performance in the table, for periods before the inception of the Fund's A Shares on March 5, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                           SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in the securities of small-cap companies. The adviser considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index. The Fund invests in the securities of companies that the adviser believes have growth potential. In selecting securities, the adviser focuses on those companies that appear to have potential for above-average sales growth but are attractively valued relative to the securities of comparable companies. The adviser seeks to replicate the characteristics of the Russell 2000 Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o     Manager risk

o     Market risk

o     Small company risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

    96      97      98      99      00      01      02      03      04      05

   18.53   25.14   0.99   39.75    6.51   -9.83    -14.85  51.68   23.85   4.31

--------------------------------------------------------------------------------

BEST QUARTER: Q4 1999 28.14%   WORST QUARTER: Q3 1998 -21.04%

AVERAGE ANNUAL TOTAL RETURN 1, 2 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)

================================================================
                                                       Life
                                                      of Fund
                               1 Year    5 Years     (4/19/96)
----------------------------------------------------------------
SMALL-CAP OPPORTUNITY FUND
A SHARES (AT POP)              -1.47%      7.29%       12.18%
----------------------------------------------------------------
N SHARES
    Return Before Taxes         4.31%      8.51%       12.86%
    Return After Taxes
    on Distributions            1.63%      7.37%       11.17%
    Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                      6.45%      7.28%       10.87%
================================================================
RUSSELL 2000 INDEX              4.55%      8.22%        8.78%
================================================================

1 The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

      The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's N Shares return for the period ended 12/31/05, including the performance of the predecessor fund, is 12.87% for 10 Years. The performance of the Russell 2000 Index for the same period is 9.26%.

2 Performance in the table, for periods before the inception of the Fund's A Shares on March 5, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

10

                              SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation. Income is a secondary objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in the securities of small-cap companies. The adviser considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index. The adviser looks for securities it considers to be undervalued at the time of purchase. The adviser uses a value investment strategy that looks for companies that are temporarily out of favor and attractively valued relative to the securities of comparable companies. In searching for stocks with lower than average valuations, the manager considers, among other things, price-to-earnings and price-to-book ratios. The adviser seeks to replicate the characteristics of the Russell 2000 Value Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o     Manager risk

o     Market risk

o     Small company risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)
(AS OF 12/31 EACH YEAR)

--------------------------------------------------------------------------------

    96      97      98      99      00      01      02      03      04      05

   14.50   29.09  -4.15    0.22   34.15    5.36    -12.98  42.70   28.59    8.68

--------------------------------------------------------------------------------

BEST QUARTER: Q2 2003 20.12%   WORST QUARTER: Q3 2002 -20.19%

AVERAGE ANNUAL TOTAL RETURN 1, 2 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)

================================================================
                                                        Life
                                                       of Fund
                              1 Year     5 Years      (7/9/97)
----------------------------------------------------------------
SMALL-CAP VALUE FUND
A SHARES (AT POP)              2.65%      11.54%      11.23%
----------------------------------------------------------------
N SHARES
    Return Before Taxes        8.68%      12.83%      12.00%
    Return After
    Taxes on
    Distributions              6.10%      11.28%      10.33%
    Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                     8.51%      10.75%       9.86%
================================================================
RUSSELL 2000 VALUE INDEX       4.71%      13.55%      11.09%
================================================================

1 The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

      The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's N Shares return for the period ended 12/31/05, including the performance of the predecessor fund, is 13.32% for 10 Years. The performance of the Russell 2000 Value Index for the same period is 13.08%.

2 Performance in the table, for periods before the inception of the Fund's A Shares on August 18, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                       RISK CONSIDERATIONS - EQUITY FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


--------------------------------------------------------------------------------------------------------------------
                                       Core    Emerging                                     Small-Cap     Small-Cap
RISKS FOR ONE OR           Balanced   Equity   Markets    Equity   Index   International   Opportunity      Value
MORE FUNDS                   Fund      Fund      Fund      Fund     Fund       Fund            Fund          Fund
--------------------------------------------------------------------------------------------------------------------
Allocation                     P
Counterparty                   O        O         O         O        O           O              O             O
Credit                         P                  O                              O
Currency rate                  O                  P                              P
Foreign securities             O        O         P         O                    P              O             O
Geographic concentration                          P                              P
Industry concentration                            O                              O
Interest rate                  P                  O                  O           O
Leverage                       O        O         O         O        P           O              O             O
Manager                        P        P         P         P        P           P              P             P
Market                         P        P         P         P        P           P              P             P
Prepayment                     P
Small company                  O                  P                              O              P             P
Volatility                     O        P         P         P        O           P              P             P
--------------------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o     The investment objective

o     The Fund's ability to achieve its objective

o     The markets in which the Fund invests

o     The investments the Fund makes in those markets

o     Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives. During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

ALLOCATION RISK

The risk that the percentages of the fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

12

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK

The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INDUSTRY CONCENTRATION RISK

The risk that investments concentrated in a particular industry or group of industries will underperform or be more volatile than investments in other industry sectors because of economic, regulatory, financial, or market conditions significantly affecting that industry or group. For example, the software or biotechnology industries can be significantly affected by patent considerations, intense competition, rapid change and product obsolescence, and government regulation. Companies in these sectors may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. Similarly, these industries can be significantly affected by the obsolescence of existing products or processes, short product cycles, falling prices and profits, and competition from new or unanticipated market entrants.

INTEREST RATE RISK

The risk that bond prices overall will decline because of rising interest rates. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing a fund's duration and reducing the value of such a security. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., forward or futures contracts, derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations. As interest rates decline, the issuers of securities held by a fund may prepay principal earlier that scheduled, forcing a fund to reinvest in lower yielding securities. This prepayment may reduce a fund's income. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk.

SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of small-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VOLATILITY RISK

The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

                        FEES AND EXPENSES - EQUITY FUNDS
--------------------------------------------------------------------------------

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND
                 HOLD SHARES OF THE HARRIS INSIGHT EQUITY FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment)  A Shares    N Shares
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES               5.50%*    None
MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A %
  OF THE LOWER NET ASSET VALUE AT THE TIME OF PURCHASE
  OR AT REDEMPTION)                                            1.00%*    None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON  REINVESTED
  DIVIDENDS                                                    None      None
REDEMPTION FEE                                                 2.00%**   2.00%**
--------------------------------------------------------------------------------

* SALES CHARGE WAIVERS AND REDUCED SALES CHARGE PLANS ARE AVAILABLE FOR A SHARES. IF A SHARES PURCHASED WITHOUT AN INITIAL SALES CHARGE (PURCHASES OF $1,000,000 OR MORE) ARE REDEEMED WITHIN TWO YEARS AFTER PURCHASE, A CONTINGENT DEFERRED SALES CHARGE OF UP TO 1.00% WILL BE APPLIED TO THE REDEMPTION. SEE SHAREHOLDER SERVICES -- HOW TO BUY SHARES.

** To DISCOURAGE SHORT-TERM TRADING, YOU WILL BE CHARGED A 2.00% REDEMPTION FEE IF YOU REDEEM OR EXCHANGE SHARES FROM ANY OF THE EQUITY FUNDS WITHIN 30 DAYS OF ACQUISITION.


----------------------------------------------------------------------------------------------------------------------------
                                                          A SHARES
----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES 1   (expenses that are deducted from Fund   assets,expressed as a %  of average net assets)
----------------------------------------------------------------------------------------------------------------------------
                                                        Core    Emerging                             Small-cap    Small-cap
                                            Balanced   Equity   Markets    Equity   International   Opportunity     Value
----------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                     0.50%     0.70%      1.25%    0.70%        1.05%          0.75%        0.70%
Rule 12B-1 Fees                              0.25      0.25       0.25     0.25         0.25           0.25          0.25
Other Expenses                               0.34      0.27       0.35     0.21         0.29           0.22          0.24
----------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses                     1.09%     1.22%      1.85%    1.16%        1.59%          1.22%        1.19%
----------------------------------------------------------------------------------------------------------------------------


1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary and contractual waivers of investment advisory fees by HIM, voluntary and contractual waivers of administrative fees by Harris, or voluntary reimbursements of Fund expenses by Harris. Commencing August 8, 2005, Harris agreed to waive any administration fees payable to it exceeding its costs and the fees payable to PFPC, Inc. as sub-administrator through the term of Harris' administration agreement with the Funds. (These waivers and reimbursements are expected to remain in effect until at least December 31, 2006 and, if voluntary, may be decreased by HIM or Harris). After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2005 were:


                                                Core    Emerging                           Small-cap    Small-cap
                                    Balanced   Equity    Markets   Equity  International  Opportunity     Value
------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees             0.50%      0.70%     1.15%    0.70%       0.95%         0.75%        0.70%
Other Expenses                       0.29%      0.23%     0.30%    0.17%       0.24%         0.19%        0.20%
Total Operating Expenses             1.04%      1.18%     1.70%    1.12%       1.44%         1.19%        1.15%
------------------------------------------------------------------------------------------------------------------


Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                Core    Emerging                             Small-cap    Small-cap
                                    Balanced   Equity    Markets   Equity   International   Opportunity     Value
--------------------------------------------------------------------------------------------------------------------
One Year                           $  655     $  667   $  728     $   662      $  703         $   667      $  665
-------------------------------------------------------------------------------------------------------------------
Three Years                           878        916    1,100         898       1,024             916         907
-------------------------------------------------------------------------------------------------------------------
Five Years                          1,118      1,183    1,496       1,153       1,368           1,183       1,168
-------------------------------------------------------------------------------------------------------------------
Ten Years                           1,806      1,946    2,600       1,881       2,335           1,946       1,914
-------------------------------------------------------------------------------------------------------------------


14


----------------------------------------------------------------------------------------------------------------------------
                                                          N SHARES
----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES 1  (expenses that are deducted from Fund   assets,expressed as a %  of average net assets)
----------------------------------------------------------------------------------------------------------------------------
                                               Core     Emerging                                     Small-cap    Small-cap
                                    Balanced   Equity   Markets    Equity   Index   International   Opportunity     Value
----------------------------------------------------------------------------------------------------------------------------
Investment Advisory  Fees             0.50%    0.70%     1.25%      0.70%   0.20%      1.05%           0.75%        0.70%
Shareholder Servicing Fees            0.19     0.18      0.19       0.19    0.19       0.19            0.21         0.21
Other Expenses                        0.34     0.27      0.35       0.21    0.25       0.29            0.22         0.24
----------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses              1.03%    1.15%     1.79%      1.10%   0.64%      1.53%           1.18%        1.15%
----------------------------------------------------------------------------------------------------------------------------


1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary and contractual waivers of investment advisory fees by HIM, voluntary and contractual waivers of administrative fees by Harris, or voluntary reimbursements of Fund expenses by Harris. Commencing August 8, 2005, Harris agreed to waive any administration fees payable to it exceeding its costs and the fees payable to PFPC, Inc. as sub-administrator through the term of Harris' administration agreement with the Funds. (These waivers and reimbursements are expected to remain in effect until at least December 31, 2006 and, if voluntary, may be decreased by HIM or Harris). After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2005 were:


----------------------------------------------------------------------------------------------------------------------------
                                                Core    Emerging                                     Small-cap    Small-cap
                                    Balanced   Equity   Markets    Equity   Index   International   Opportunity     Value
----------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees              0.50%    0.70%        1.15%  0.70%    0.17%        0.95%         0.75%        0.70%
Other Expenses                        0.28%    0.22%        0.28%  0.16%    0.21%        0.23%         0.19%        0.20%
Total Operating Expenses              0.97%    1.10%        1.62%  1.05%    0.57%        1.37%         1.15%        1.11%
----------------------------------------------------------------------------------------------------------------------------


Customers of a financial institution such as Harris may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                Core    Emerging                                     Small-cap    Small-cap
                                    Balanced   Equity   Markets    Equity   Index   International   Opportunity     Value
----------------------------------------------------------------------------------------------------------------------------
One Year                            $ 105       $ 117   $   182     $ 182    $ 65       $ 156        $   120       $ 117
----------------------------------------------------------------------------------------------------------------------------
Three Years                           328         365       563       350     205         483            375         365
----------------------------------------------------------------------------------------------------------------------------
Five Years                            569         633       970       606     357         834            649         633
----------------------------------------------------------------------------------------------------------------------------
Ten Years                           1,259       1,398     2,105     1,340     798       1,824          1,432        1,398
----------------------------------------------------------------------------------------------------------------------------


                        HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------
                       INTRODUCTION TO FIXED INCOME FUNDS
--------------------------------------------------------------------------------

These Funds invest primarily in bonds, which are debt instruments that normally-

               o Pay a set amount of interest on a regular basis

         o Repay the face amount, or principal, at a stated future date

      o Are issued by domestic and foreign corporations, federal and state governments, and their agencies

--------------------------------------------------------------------------------

Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 22.

--------------------------------------------------------------------------------

16

                                    BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in bonds and similar fixed income securities.

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. Accordingly, the Fund's holdings may experience more share-price volatility than bonds with shorter maturities, making the Fund a more suitable investment for long-term investors.

The Fund may invest in bonds and debentures, U.S. government securities, U.S. dollar denominated debt obligations of foreign governments, mortgage-backed and asset-backed securities, municipal securities, zero-coupon securities, other floating/variable rate obligations, and options and interest-rate futures contracts.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o     Credit risk

o     Income risk

o     Interest rate risk

o     Manager risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

        97      98      99      00      01      02      03      04      05

       9.14    6.86    -1.16   12.78   8.05    6.91    3.67    3.82    2.29

--------------------------------------------------------------------------------

BEST QUARTER: Q4 2000 4.98%   WORST QUARTER: Q2 2004 -2.40%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)

================================================================
                                                        Life
                                                       of Fund
                               1 Year    5 Years      (4/22/96)
----------------------------------------------------------------
BOND FUND
A SHARES (AT POP)              -2.40%      3.95%        5.37%
----------------------------------------------------------------
N SHARES
    Return Before Taxes         2.29%      4.92%        5.88%
    Return After
    Taxes on
    Distributions               0.75%      3.05%        3.61%
----------------------------------------------------------------
    Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                      1.48%      3.08%        3.61%
================================================================
LEHMAN BROTHERS
AGGREGATE BOND INDEX            2.43%      5.87%        6.64%
================================================================

1 Performance in the table, for periods before the inception of the Fund's A Shares on February 18, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                            HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return through a combination of income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in domestic and foreign bonds, commonly known as "junk bonds", that have a credit quality rated below "Baa" by Moody's Investors Service, Inc. (Moody's) and "BBB" by Standard and Poor's Corporation (S&P). The Fund may also invest in a broad range of interest-rate sensitive securities, including preferred stocks, interest-rate futures contracts, and foreign currency futures and forwards for the purpose of hedging. The Fund may also invest up to 20% of its assets in common stocks and convertible securities.

Achievement of the Fund's investment objective will be more dependent on the adviser's credit analysis than would be the case if the Fund were investing in higher-quality debt securities. The adviser's analysis may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o     Credit risk

o     Foreign securities risk

o     High yield securities (junk bond) risk

o     Income risk

o     Interest rate risk

o     Leverage risk

o     Manager risk

o     Prepayment risk

Because of the speculative nature of the Fund's investments, you should carefully consider the risks associated with this Fund before you purchase shares.

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

                              00      01      02      03      04      05

                             5.69    7.89    0.03    17.66   10.32   1.78

--------------------------------------------------------------------------------

BEST QUARTER: Q2 2005 2.06%   WORST QUARTER: Q1 2005 -1.76%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)

================================================================
                                                        Life
                                                       of Fund
                              1 Year                  (5/18/04)
----------------------------------------------------------------
HIGH YIELD BOND FUND
A SHARES (AT POP)             -2.92%                    6.13%
----------------------------------------------------------------
N SHARES
    Return Before Taxes        1.78%                    6.89%
    Return After
    Taxes on
    Distributions             -0.55%                    5.25%
    Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                     1.16%                    5.27%
================================================================
BEAR STEARNS HIGH              1.79%                    8.94%
YIELD BOND INDEX
================================================================

1 The Fund is the successor, effective September 23, 2002, to a collective investment fund managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor collective trust fund from its inception on July 12, 1999 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

      The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's N Shares return for the period ended 12/31/05, including the performance of the predecessor fund, is 7.28% for 5 years and 6.89% for Life of Fund. The performance of the Bear Stearns High Yield Bond Index for the same periods is 8.72% and 5.40%, respectively.

18

                        INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income, consistent with preservation of capital.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates),

o Securities issued by U.S. government agencies whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan
      Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only, and

o     Repurchase agreements collateralized by U.S. government securities

The adviser may invest up to 20% of the Fund's assets in:

o     Asset-backed securities

o     Non-agency mortgage-backed securities

o     Corporate bonds

The dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

(See Risk Considerations, page 22.)

o     Credit risk

o     Income risk

o     Interest rate risk

o     Manager risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

    96      97      98      99      00      01      02      03      04      05

   3.86    7.56    7.18    -1.05  12.90   7.47     10.12   2.15   2.79    2.32

--------------------------------------------------------------------------------

BEST QUARTER: Q3 2002 5.16%   WORST QUARTER: Q2 2004-2.51%

AVERAGE ANNUAL TOTAL RETURN 1, 2 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)

================================================================
                                                        Life
                                                       of Fund
                               1 Year    5 Years      (4/16/97)
----------------------------------------------------------------
INTERMEDIATE GOVERNMENT
BOND FUND
A SHARES (AT POP)              -1.34%      4.16%        5.44%
----------------------------------------------------------------
N SHARES
    Return Before Taxes         2.32%      4.92%        5.85%
    Return After
    Taxes on
    Distributions               0.78%      3.14%        3.75%
    Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                      1.52%      3.16%        3.72%
================================================================
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT BOND INDEX           1.68%      4.82%        5.82%
================================================================

1 The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

      The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's N Shares return for the period ended 12/31/05, including the performance of the predecessor fund, is 5.45% for 10 Years. The performance of the Lehman Brothers Intermediate Government Bond Index for the same period is 5.50%.

2 Performance in the table, for periods before the inception of the Fund's A Shares on February 12, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                      INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in a broad range of municipal securities. These securities generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. This policy is fundamental and may only be changed by shareholder approval. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o Credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt

Under normal market conditions, the Fund's investments will have a dollar-weighted average maturity in a range of three to ten years. Such intermediate-term securities share these basic characteristics:

o They offer a higher income stream and somewhat higher share price volatility than shorter-term municipal bonds

o They tend to deliver less income with greater share price stability than longer-term bonds

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o     Credit risk

o     Income risk

o     Interest rate risk

o     Manager risk

o     Municipal market risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

    96      97      98      99      00      01      02      03      04      05

    2.80   6.14    4.67    -0.68   10.94   5.32   9.55     4.38   2.76    2.01

--------------------------------------------------------------------------------

BEST QUARTER: Q3 2002 4.60%   WORST QUARTER: Q2 2004 -2.33%

AVERAGE ANNUAL TOTAL RETURN 1, 2 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
================================================================
                                                        Life
                                                       of Fund
                               1 Year    5 Years      (3/13/96)
----------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT
BOND FUND
A SHARES (AT POP)              -1.60%      4.02%        4.58%
----------------------------------------------------------------
N SHARES
    Return Before Taxes         2.01%      4.77%        4.95%
    Return After
    Taxes on
    Distributions               2.01%      4.77%        4.89%
    Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                      2.79%      4.70%        4.82%
================================================================
LEHMAN BROTHERS 3-15 YEAR
BLEND MUNICIPAL BOND INDEX      2.25%      5.18%        5.45%
================================================================

1 The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

      The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's N Shares return for the period ended 12/31/05 including the performance of the predecessor fund, is 4.74% for 10 Years. Performance of the Lehman Brothers 3-15 Year Blend Municipal Bond Index for the same period is 5.42%.

2 Performance in the table, for periods before the inception of the Fund's A Shares on January 17, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

20

                          SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in bonds with a short/intermediate-term average maturity.

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

The Fund may invest in bonds and debentures, U.S. government securities, U.S. dollar denominated debt obligations of foreign governments, mortgage-backed and asset-backed securities, municipal securities, zero-coupon securities, other floating/variable rate obligations, and options and interest-rate futures contracts.

If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o     Credit risk

o     Income risk

o     Interest rate risk

o     Manager risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

    96      97      98      99      00      01      02      03      04      05

   3.51    6.89    6.75    0.56    10.13   7.60    6.14    3.85    2.66   1.19

--------------------------------------------------------------------------------

BEST QUARTER: Q3 2001   4.10%   WORST QUARTER: Q2 2004-2.28%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)

================================================================
                               1 Year     5 Years     10 Years
----------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
A SHARES (AT POP)              -2.40%      3.50%        4.50%
----------------------------------------------------------------
N SHARES
    Return Before Taxes         1.19%      4.26%        4.89%
    Return After
    Taxes on
    Distributions              -0.09%      2.61%        2.86%
    Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                      0.77%      2.64%        2.90%
================================================================
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CREDIT BOND INDEX    1.58%      5.50%        5.80%
================================================================

1 Performance in the table, for periods before the inception of the Fund's A Shares on July 22, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                              TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in municipal securities with varying maturities. These securities may be of varying maturities and generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o Credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.


In pursuit of higher income, the adviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o     Credit risk

o     Income risk

o     Interest rate risk

o     Manager risk

o     Municipal market risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1  (FIG. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

    96      97      98      99      00      01      02      03      04      05

   3.43    8.28    4.62   -3.31    14.13   5.76    11.15   5.55   3.21     2.58

--------------------------------------------------------------------------------

BEST QUARTER: Q4 2000  6.13%    WORST QUARTER: Q2 2004-2.75%

AVERAGE ANNUAL TOTAL RETURN 1, 2 (FIG. 2)
(FOR THE PERIODS ENDING 12/31/05)

================================================================
                                                        Life
                                                       of Fund
                               1 Year    5 Years      (10/2/96)
----------------------------------------------------------------
TAX-EXEMPT BOND FUND
A SHARES (AT POP)              -2.12%      4.62%        5.23%
----------------------------------------------------------------
N SHARES
    Return Before Taxes         2.58%      5.60%        5.77%
    Return After
    Taxes on
    Distributions               2.42%      5.51%        5.57%
    Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                      3.33%      5.46%        5.52%
================================================================
LEHMAN BROTHERS
MUNICIPAL BOND INDEX            3.51%      5.59%        5.98%
================================================================

1 The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

      The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's N Shares return for the period ended 12/31/05, including the performance of the predecessor fund, is 5.44% for 10 Years. The performance of the Lehman Brothers Municipal Bond Index for the same period is 5.71%.

2 Performance in the table, for periods before the inception of the Fund's A Shares on January 31, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

22

                    RISK CONSIDERATIONS - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


-----------------------------------------------------------------------------------------------------------
                                                  Intermediate   Intermediate      Short/
RISKS FOR ONE OR                     High Yield    Government     Tax-Exempt    Intermediate    Tax-Exempt
MORE FUNDS               Bond Fund    Bond Fund    Bond Fund      Bond Fund       Bond Fund      Bond Fund
-----------------------------------------------------------------------------------------------------------
Counterparty                 O            O             O              O               O             O
Credit                       P            P             P              P               P             P
Foreign securities           O            P             O                              O
High yield securities        O            P                                            O
Income                       P            P             P              P               P             P
Interest rate                P            P             P              P               P             P
Leverage                     O            P             O              O               O             O
Manager                      P            P             P              P               P             P
Market                       O            O             O              O               O             O
Municipal market             O                                         P                             P
Prepayment                   P            P             P              P               P             P
-----------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o     The investment objective

o     The Fund's ability to achieve its objective

o     The markets in which the Fund invests

o     The investments the Fund makes in those markets

o     Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives. During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

HIGH YIELD SECURITIES (JUNK BOND) RISK

Securities rated "BB" or below by S&P or "Ba" or below by Moody's are known as "high yield" securities and are commonly referred to as "junk bonds". These securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make the payment of interest or principal.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

INTEREST RATE RISK

The risk that bond prices overall will decline because of rising interest rates. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing a fund's duration and reducing the value of such a security. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., forward or futures contracts, derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations. As interest rates decline, the issuers of securities held by a fund may prepay principal earlier that scheduled, forcing a fund to reinvest in lower yielding securities. This prepayment may reduce a fund's income. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk.

24

                     FEES AND EXPENSES - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND
              HOLD SHARES OF THE HARRIS INSIGHT FIXED INCOME FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment)  A Shares    N Shares
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES              4.50%*     None
MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC)
  (AS A % OF THE LOWER NET ASSET VALUE AT THE
  TIME OF PURCHASE OR AT REDEMPTION)                          1.00%*     None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
  DIVIDENDS                                                   None       None
REDEMPTION FEE                                                2.00%**    2.00%**
--------------------------------------------------------------------------------

* SALES CHARGE WAIVERS AND REDUCED SALES CHARGE PLANS ARE AVAILABLE FOR A SHARES. IF A SHARES PURCHASED WITHOUT AN INITIAL SALES CHARGE (PURCHASES OF $1,000,000 OR MORE) ARE REDEEMED WITHIN TWO YEARS AFTER PURCHASE, A CONTINGENT DEFERRED SALES CHARGE OF UP TO 1.00% WILL BE APPLIED TO THE REDEMPTION. SEE SHAREHOLDER SERVICES -- HOW TO BUY SHARES.

** To DISCOURAGE SHORT-TERM TRADING, YOU WILL BE CHARGED A 2.00% FEE IF YOU REDEEM OR EXCHANGE SHARES FROM ANY OF THE FIXED INCOME FUNDS WITHIN 30 DAYS OF ACQUISITION.


----------------------------------------------------------------------------------------------------------------------
                                                       A SHARES
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)
----------------------------------------------------------------------------------------------------------------------
                                                               Intermediate   Intermediate      Short/
                                                  High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                                          Bond       Bond          Bond           Bond           Bond          Bond
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                  0.65%   0.45%        0.45%          0.45%          0.70%          0.45%
Rule 12b-1 Fees                           0.25    0.25         0.25           0.25           0.25           0.25
Other Expenses                            0.23    0.33         0.49           0.22           0.22           0.29
----------------------------------------------------------------------------------------------------------------------
Total Operating Expenses                  1.13%   1.03%        1.19%          0.92%          1.17%          0.99%
----------------------------------------------------------------------------------------------------------------------


1 Expenses are based on amounts incurred by THE Funds during their most recent fiscal year but do not reflect voluntary and contractual waivers of investment advisory fees by HIM, voluntary and contractual waivers of administrative fees by Harris, or voluntary reimbursements of Fund expenses by Harris. Commencing August 8, 2005, Harris agreed to waive any administration fees payable to it exceeding its costs and the fees payable to PFPC, Inc. as sub-administrator through the term of Harris' administration agreement with the Funds. (These waivers and reimbursements are expected to remain in effect until at least December 31, 2006 and, if voluntary, may be decreased by HIM or Harris). After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2005 were:


                                                               Intermediate   Intermediate      Short/
                                                  High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                                          Bond       Bond          Bond           Bond           Bond          Bond
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                  0.38%      0.31%         0.06%          0.20%          0.39%        0.20%
Other Expenses                            0.19%      0.27%         0.42%          0.19%          0.18%        0.25%
Total Operating Expenses                  0.82%      0.83%         0.73%          0.64%          0.82%        0.70%
----------------------------------------------------------------------------------------------------------------------


Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                               Intermediate   Intermediate      Short/
                                                  High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                                          Bond       Bond          Bond           Bond           Bond          Bond
----------------------------------------------------------------------------------------------------------------------
One Year                                  $ 560      $ 550         $ 467          $ 441       $ 465           $ 546
----------------------------------------------------------------------------------------------------------------------
Three Years                                 793        763           715            633         709             751
----------------------------------------------------------------------------------------------------------------------
Five Years                                1,044        993           981            841         971             972
----------------------------------------------------------------------------------------------------------------------
Ten Years                                 1,763      1,653         1,743          1,442       1,721           1,608
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                       N SHARES
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)
----------------------------------------------------------------------------------------------------------------------
                                                               Intermediate   Intermediate      Short/
                                                  High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                                          Bond       Bond          Bond           Bond           Bond          Bond
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                  0.65%      0.45%        0.45%            0.45%         0.70%         0.45%
Shareholder Servicing Fees                0.16       0.15         0.20             0.16          0.18          0.17
Other Expenses                            0.23       0.33         0.49             0.23          0.22          0.29
----------------------------------------------------------------------------------------------------------------------
Total Operating Expenses                  1.04%      0.93%        1.14%            0.84%         1.10%         0.91%
----------------------------------------------------------------------------------------------------------------------


1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary and contractual waivers of investment advisory fees by HIM, voluntary and contractual waivers of administrative fees by Harris, or voluntary reimbursements of Fund expenses by Harris. Commencing August 8, 2005, Harris agreed to waive any administration fees payable to it exceeding its costs and the fees payable to PFPC, Inc. as sub-administrator through the term of Harris' administration agreement with the Funds. (These waivers and reimbursements are expected to remain in effect until at least December 31, 2006 and, if voluntary, may be decreased by HIM or Harris). After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2005 were:


                                                               Intermediate   Intermediate      Short/
                                                  High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                                          Bond       Bond          Bond           Bond           Bond          Bond
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                  0.38%     0.31%          0.06%           0.20%         0.39%        0.20%
Other Expenses                            0.19%     0.27%          0.40%           0.18%         0.18%        0.24%
Total Operating Expenses                  0.73%     0.73%          0.66%           0.54%         0.75%        0.61%
----------------------------------------------------------------------------------------------------------------------


Customers of a financial institution such as Harris may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                               Intermediate   Intermediate      Short/
                                                  High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                                          Bond       Bond          Bond           Bond           Bond          Bond
----------------------------------------------------------------------------------------------------------------------
One Year                                  $ 106       $ 95        $ 116           $ 86          $ 112          $ 93
----------------------------------------------------------------------------------------------------------------------
Three Years                                 331        296          362            268            350           290
----------------------------------------------------------------------------------------------------------------------
Five Years                                  574        515          628            466            606           504
----------------------------------------------------------------------------------------------------------------------
Ten Years                                 1,271      1,143        1,386          1,037          1,340         1,120
----------------------------------------------------------------------------------------------------------------------


26

                        HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------
              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

These Funds invest in short-term money market instruments issued by banks, other
  U.S. corporations, the U.S. Government, state or local governments, and other entities. These securities may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?
--------------------------------------------------------------------------------

Money market funds must conform to a number of regulations, including rules that require each fund to --

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o     Buy only high-quality, short-term money market instruments

o     Buy securities with remaining maturities no longer than 397 days

--------------------------------------------------------------------------------

Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's principal investment strategies and risks are discussed in this prospectus. Other investment practices, and their related risks, are described in the Statement of Additional Information.

The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 30.

--------------------------------------------------------------------------------

                         GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);

o securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and

o     repurchase agreements backed by any of the foregoing securities.

The Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 30.)

o        Credit risk

o        Income risk

o        Manager risk

o        Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

    96      97      98      99      00      01      02      03      04      05

   5.00    5.17    5.08    4.67    5.87    3.68    1.30    0.67    0.88    2.70

--------------------------------------------------------------------------------

BEST QUARTER: Q4 2000  1.52%   WORST QUARTER: Q3 2003 0.14%

AVERAGE ANNUAL TOTAL RETURN (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)

===============================================================
                                1 Year     5 Years    10 Years
---------------------------------------------------------------
GOVERNMENT
MONEY MARKET FUND                2.70%      1.84%       3.48%
===============================================================

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 3.82%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

28

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 30.)

o     Credit risk

o     Foreign securities risk

o     Income risk

o     Manager risk

o     Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

    96      97      98      99      00      01      02      03      04      05

   5.11    5.35    5.25    4.92    6.09    3.85    1.48    0.74    0.94    2.80

--------------------------------------------------------------------------------

BEST QUARTER: Q4 2000  1.57%   WORST QUARTER: Q3 2003  0.15%


AVERAGE ANNUAL TOTAL RETURN (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
===============================================================
                             1 Year        5 Years     10 Years
---------------------------------------------------------------
MONEY MARKET FUND            2.80%          1.95%       3.64%
===============================================================

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 3.85%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and are not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund will invest primarily in U.S. dollar-denominated municipal securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 30.)

o     Credit risk

o     Income risk

o     Manager risk

o     Municipal market risk

o     Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

--------------------------------------------------------------------------------

    96      97      98      99      00      01      02      03      04      05

   2.94    3.17    3.02    2.75    3.58    2.34   0.99     0.54    0.65    1.87

--------------------------------------------------------------------------------

BEST QUARTER: Q4 2000 0.94%   WORST QUARTER: Q3 2003  0.10%


AVERAGE ANNUAL TOTAL RETURN (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
===============================================================
                             1 Year        5 Years     10 Years
---------------------------------------------------------------
TAX-EXEMPT
MONEY MARKET FUND            1.87%          1.28%       2.18%
===============================================================

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 2.85%. AS OF THE SAME DATE, THE EFFECTIVE TAX-EQUIVALENT SEVEN-DAY YIELD FOR THE FUND WAS 3.96%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

30

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.

------------------------------------------------------------------------------
                                 Government                    Tax-Exempt
RISKS FOR ONE OR                   Money          Money       Money Market
MORE FUNDS                      Market Fund    Market Fund        Fund
------------------------------------------------------------------------------
Counterparty                         O              O               O
Credit                               P              P               P
Foreign securities                                  P
Income                               P              P               P
Manager                              P              P               P
Municipal market                                                    P
Principal stability                  P              P               P
------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o     The investment objective

o     The Fund's ability to achieve its objective

o     The markets in which the Fund invests

o     The investments the Fund makes in those markets

o     Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

32

                     FEES AND EXPENSES - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND
              HOLD SHARES OF THE HARRIS INSIGHT MONEY MARKET FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment)              N Shares
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                          None
MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
  NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION)               None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS               None
REDEMPTION FEE                                                            None
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                      N SHARES
---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets,  expressed as a % of average net assets)
---------------------------------------------------------------------------------------------------------------------
                                                     Government                   Money                 Tax-Exempt
                                                    Money Market                  Market                Money Market
---------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                0.10%                     0.10%                     0.10%
Rule 12b-1 Fees                                         0.10                      0.10                      0.10
Shareholder Servicing Fees                              0.25                      0.25                      0.25
Other Expenses 1                                        0.15                      0.15                      0.15
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses 1                              0.60%                     0.60%                     0.60%
---------------------------------------------------------------------------------------------------------------------


1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect expense reductions (expense reimbursements and fee waivers) by Harris. Commencing August 8, 2005, Harris agreed to waive any administration fees payable to it exceeding its costs and the fees payable to PFPC, Inc. as sub-administrator through the term of Harris' administration agreement with the Funds. (These waivers are expected to remain in effect until at least December 31, 2006 and, if voluntary, may be decreased by Harris.) After these reductions, actual other expenses and total operating expenses for the fiscal year ended December 31, 2005 were:

                               Government                            Tax-Exempt
                              Money Market        Money Market      Money Market
--------------------------------------------------------------------------------
Other Expenses                     0.10%              0.07%            0.12%
Total Operating Expenses           0.55%              0.52%            0.57%
--------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                     Government      Money         Tax-Exempt
                                    Money Market     Market       Money Market
--------------------------------------------------------------------------------
One Year                                $ 61         $  61            $ 61
--------------------------------------------------------------------------------
Three Years                              192           192             192
--------------------------------------------------------------------------------
Five Years                               335           335             335
--------------------------------------------------------------------------------
Ten Years                                750           750             750
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. In the case of the International Fund and the Emerging Markets Fund, HIM has appointed and oversees the activities of Hansberger Global Investors, Inc. as the investment sub-adviser. In the case of the High Yield Bond Fund, HIM has appointed and oversees the activities of HIM Monegy, Inc., as the investment sub-adviser. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM managed approximately $21.7 billion in assets.

ADVISORY FEES
--------------------------------------------------------------------------------

The following chart shows the investment advisory fees payable, before fee waivers, by each Fund during its last fiscal year (except as noted).

MANAGEMENT FEES PAYABLE
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)
Balanced Fund ...........................................................  0.50%
Core Equity Fund ........................................................  0.70
Emerging Markets Fund ...................................................  1.25
Equity Fund .............................................................  0.70
Index Fund ..............................................................  0.20
International Fund ......................................................  1.05
Small-Cap Opportunity Fund ..............................................  0.75
Small-Cap Value Fund ....................................................  0.70
Bond Fund ...............................................................  0.65
High Yield Bond Fund ....................................................  0.45
Intermediate Government Bond Fund .......................................  0.45
Intermediate Tax-Exempt Bond Fund .......................................  0.45
Short/Intermediate Bond Fund ............................................  0.70
Tax-Exempt Bond Fund ....................................................  0.45

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may, at their discretion, voluntarily waive all or any portion of the advisory fee or reimburse expenses for any Fund. HIM has agreed to waive a portion of its advisory fee with respect to the Index Fund, International Fund and Emerging Markets Fund, through the term of HIM's advisory agreement with the Funds, such that the net annualized advisory fee rate for those Funds is 0.10%, 0.80%, and 1.00%, respectively, expressed as percentage of the Fund's average daily net assets.

INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

Hansberger Global Investors, Inc. (Hansberger) serves as investment sub-adviser to, and makes all investment decisions for, the International Fund and the Emerging Markets Fund. Hansberger, founded in 1994, is a wholly-owned subsidiary of Hansberger Group, Inc. and provides a broad range of portfolio management services to clients in the U.S. and abroad. As of December 31, 2005, Hansberger managed approximately $7.5 billion in assets. Hansberger is paid for its investment sub-advisory services from the advisory fees HIM receives.

HIM Monegy, Inc. (Monegy) serves as investment sub-adviser to, and makes all investment decisions for, the High Yield Bond Fund. Monegy, originally formed in 1997 as a unit within the Bank of Montreal (the ultimate parent of HIM) to manage credit risk portfolios for third parties, focusing on U.S. high yield bonds, was separately incorporated and became a subsidiary of HIM in 2003. As of December 31, 2005, Monegy managed approximately $1.6 billion in assets. Monegy is paid for its investment sub-advisory services from the advisory fees HIM receives.

Many persons on the staffs of the investment adviser and investment sub-advisers contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are primarily responsible for the day-to-day investment management of the Funds.


INVESTMENT ADVISER

Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

INVESTMENT SUB-ADVISER

Hansberger Global Investors, Inc.
401 East Las Olas Blvd., Suite 1700
Fort Lauderdale,
Florida 33301

INVESTMENT SUB-ADVISER

HIM Monegy, Inc.
302 Bay Street
Toronto, Ontario, M5X 1A1 Canada

34

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS OF THE HARRIS INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Johnson joined HIM in 1990. He has served as manager of the Fund since it commenced operations in 1997 and has 36 years of experience in portfolio management. Mr. Johnson is also a manager of the Small-Cap Opportunity Fund.

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 21 years of experience in the fixed-income investment area and has served as a manager of the Fund since 2005. Ms. Alter is also a manager of the Bond Fund, the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund and the Tax-exempt Bond Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has over 22 years of investment management experience and was appointed as a manager of the Fund effective May 1, 2006. Mr. Sido is also a manager of the Core Equity Fund, the Equity Fund, the Index Fund, and the Small-Cap Opportunity Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage- and asset-backed securities markets. She has 23 years of experience in the fixed-income market and was appointed as a manager of the Fund effective May 1, 2006. Ms. Svagera is also a manager of the Bond Fund, the Intermediate Government Bond Fund and the Short/Intermediate Bond Fund.

CORE EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes joined HIM in 1999. He has served as manager of the Fund since then and has 20 years of portfolio management, investment research and trust administration experience. Mr. Janes is also a manager of the Equity Fund, the Small-Cap Growth Fund and the Small-Cap Value Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido was appointed as a manager of the Fund in 2005. See information for the Balanced Fund.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 2006, Mr. Wimer was Director of Quantitative Research at an investment management firm. He has 11 years of investment management experience and was appointed as a manager of the Fund effective May 1, 2006. Mr. Wimer is also a manager of the Equity Fund and the Index Fund.

EMERGING MARKETS FUND

FRANCISCO J. ALZURU, CFA, PORTFOLIO MANAGER AND MANAGING DIRECTOR (HANSBERGER)

Prior to joining Hansberger in 1994, Mr. Alzuru was Vice President/Senior Research Analyst at an investment bank where he focused on Latin America. He has served as a manager of the Fund since it commenced operations in 1997. Mr. Alzuru is also a manager of the International Fund.

ROBERT MAZUELOS, CFA, SENIOR VICE PRESIDENT (HANSBERGER)

Prior to joining Hansberger in 1995, Mr. Mazuelos was a performance analyst at an investment company. He has served as a manager of the Fund since it commenced operations in 1997.

STEPHAN HO, CFA, SENIOR VICE PRESIDENT (HANSBERGER)

Prior to joining Hansberger in 2000, Mr. Ho was portfolio manager at an insurance company where he focused on global and Asian equity mandates. He has served as a manager of the Fund since 2001.

EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2003. See information for the Balanced Fund.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Wimer was appointed as manager of the Fund effective May 1, 2006. See information for the Core Equity Fund.

INDEX FUND

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2004. See information for the Balanced Fund.

DOUGLAS THORNTON, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Thornton joined HIM in 1994. He has served as a manager of the Fund since 2005 and has 8 years of experience in portfolio management.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Wimer was appointed as manager of the Fund effective May 1, 2006. See information for the Core Equity Fund.

INTERNATIONAL FUND

RONALD HOLT, CFA, PRESIDENT AND MANAGING DIRECTOR OF RESEARCH (HANSBERGER)

Prior to joining Hansberger in 1997, Mr. Holt worked for an investment company. He has over 13 years of investment experience and was appointed as a manager of the Fund in 2001.

FRANCISCO J. ALZURU, CFA, MANAGING DIRECTOR (HANSBERGER)

Mr. Alzuru has served as a manager of the Fund since 2003. See information for the Emerging Markets Fund.

AUREOLE FOONG, MANAGING DIRECTOR (HANSBERGER)

Prior to joining Hansberger in 1994, Mr. Foong was a director and portfolio manager at an asset management firm where he focused on Asian markets. He has served as a manager of the Fund since 2001.

SMALL-CAP GROWTH FUND

T. Andrew Janes, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

WILLIAM O. LESZINSKE, PRESIDENT AND CHIEF INVESTMENT OFFICER (HIM)

Mr. Leszinske joined HIM in 1995. He has served as a manager of the Fund since 2005 and has 38 years of portfolio management and investment research experience. Mr. Leszinske is also a manager of the Small-Cap Value Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Prior to joining HIM in 2005, Mr. Lettenberger was a portfolio manager at an asset management firm with responsibility for institutional and mutual fund accounts. He has 8 years of investment management experience and was appointed as a manager of the Fund effective May 1, 2006. Mr. Lettenberger is also a manager of the Small-Cap Opportunity Fund and the Small-Cap Value Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Prior to joining HIM in 2003, Mr. Bulinski was a credit associate for a large banking institution and served as co-manager of an endowment fund for a university. He has 4 years of investment management experience and was appointed as a manager of the Fund effective May 1, 2006. Mr. Bulinski is also a manager of the Small-Cap Opportunity Fund and the Small-Cap Value Fund.

SMALL-CAP OPPORTUNITY FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Johnson has served as a manager of the Fund since 2005. See information for the Balanced Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2005. See information for the Balanced Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Lettenberger was appointed as a manager of the Fund effective May 1, 2006. See information for the Small-Cap Growth Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Bulinski was appointed as a manager of the Fund effective May 1, 2006. See information for Small-Cap Growth Fund.

SMALL-CAP VALUE FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

WILLIAM O. LESZINSKE, PRESIDENT AND CHIEF INVESTMENT OFFICER (HIM)

Mr. Leszinske has served as a manager of the Fund since 2005. See information for the Small-Cap Growth Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Lettenberger was appointed as a manager of the Fund effective May 1, 2006. See information for the Small-Cap Growth Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Bulinski was appointed as a manager of the Fund effective May 1, 2006. See information for Small-Cap Growth Fund.

36

PORTFOLIO MANAGERS OF THE HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as a manager of the Fund since 1996. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons joined HIM in 1995. She has served as a manager of the Fund since 2005 and has 26 years of fixed income portfolio management and sales experience. Ms. Lyons is also a manager of the Intermediate Government Bond Fund and the Short/Intermediate Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as a manager of the Fund since 1996. See information for the Balanced Fund.

HIGH YIELD BOND FUND

DAN ATACK, SENIOR PORTFOLIO MANAGER (MONEGY)

Mr. Atack has served as a manager of the Fund since December 2003. He joined Monegy's predecessor business unit in 1997 and has 14 years experience in managing and trading credit risk assets, focusing on high yield securities for the last nine years.

SADHANA VALIA, PRESIDENT AND SENIOR PORTFOLIO MANAGER (MONEGY)

Ms. Valia has served as a manager of the Fund since December 2003. She joined Monegy's predecessor business unit in 1998 and has 21 years experience in managing and trading credit risk assets, focusing on high yield securities for the last seven years.

INTERMEDIATE GOVERNMENT BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as a manager of the Fund since 2005. See information for the Balanced Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as a manager of the Fund since 1997. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons was appointed as a manager of the Fund effective May 1, 2006. See information for the Bond Fund.

INTERMEDIATE TAX-EXEMPT BOND FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 14 years of investment management experience and has served as a manager of the Fund since 2005. Ms. Keywell is also a manager of the Tax-Exempt Bond Fund, the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund.

GEORGE W. SELBY, PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 23 years of municipal bond sales experience and has served as a manager of the Fund since 1998. Mr. Selby is also a manager of the Tax-Exempt Bond Fund.

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter was appointed as a manager of the Fund effective May 1, 2006. See information for the Balanced Fund.

SHORT/INTERMEDIATE BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as a manager of the Fund since 1994. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons has served as a manager of the Fund since 2005. See information for the Intermediate Government Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as a manager of the Fund since 1996. See information for the Balanced Fund.

TAX-EXEMPT BOND FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as a manager of the Fund since 2005. See information for the Intermediate Tax-Exempt Bond Fund.

GEORGE W. SELBY, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Selby has served as a manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter was appointed as a manager of the Fund effective May 1, 2006. See information for the Balanced Fund.

ULTRA SHORT DURATION BOND FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and has served as a manager of the Fund since 2005. Mr. Arts is also a manager of the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund.

MARK HEUER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 2000, Mr. Heuer was employed by a Chicago-area money-management firm where he was responsible for the oversight of all cash investments, including cash management, forecasting, controlled disbursements and risk management. He has 22 years of investment management experience and has served as a manager of the Fund since 2004.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and was appointed as a manager of the Fund effective May 1, 2006. Mr. Eager is also a manager of the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund.

PORTFOLIO MANAGERS OF THE HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a manager of the Fund effective May 1, 2006. See information for the Intermediate Tax-Exempt Bond Fund.

MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO  MANAGER (HIM)

Mr. Eager has served as a manager of the Fund since 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a manager of the Fund effective May 1, 2006. See information for the Intermediate Tax-Exempt Bond Fund.

TAX-EXEMPT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND  PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as a manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.

BOYD  R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed as a manager of the Fund effective May 1, 2006. See information for the Government Money Market Fund.

The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

38

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
--------------------------------------------------------------------------------

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV
--------------------------------------------------------------------------------

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

NON-MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The NAV is calculated as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time). The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value.

If market quotations are not readily available or available market quotations are determined not to be reliable (e.g., if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund's NAV is calculated), a security shall be valued at a fair value in accordance with policies and procedures adopted by the Funds' Board of Trustees. A "significant" event, for example, may be a natural disaster affecting an entire country or region, or an event that affects an individual company. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value a Fund assigns to a security may be higher or lower that the security's value would be if a reliable market quotation for the security was readily available. The Board of Trustees has delegated to the Pricing Committee (the "Committee"), subject to the Board's supervision and review, the responsibility to determine, in good faith, the fair value of only those securities for which market quotations are not readily available or reliable. The Adviser will monitor for significant events likely to materially affect the value of a Fund's portfolio security. A security's value may differ depending on the method used for determining value. Estimates of fair value utilized by the Funds, as described above, may differ from the value realized on the sale of those securities, and the differences may be material to the NAV of the applicable Fund.

With respect to Funds that invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, it is expected that there would be limited circumstances in which the Funds would use fair value pricing, such as, for example, if the exchange on which a portfolio security principally trades closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services, and these values may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining securities of 60 days or less, the Funds use the security's amortized cost. Amortized costs and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

The Funds may consider a variety of factors when determining a fair value of an illiquid security. Such considerations may include, but are not limited to, fundamental analytical data relating to the security; the nature and duration of any restriction on the disposition of the security; special reports prepared by analysts; information as to any transactions or offers with respect to the security; the price and extent of public trading in similar securities of the issuer or comparable companies and other relevant matters, information as to any transactions or offers with respect to the security, other news events, or any other relevant information.

With respect to Funds that invest in non-U.S. securities, the Funds may take into consideration factors influencing specific markets or issuers when determining a fair value of a non-U.S. security. The Funds have retained a third party service provider to assist in determining when fair valuation is necessary, as well as to obtain estimates for fair values, with respect to foreign securities held by the International Fund and the Emerging Markets Fund. This service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to determine a fair value.

In determining fair value prices of a non-U.S. security, the Funds may consider the security's trading value on other markets; the value of American Depository Receipts, Global Depositary Receipts, European Depositary Receipts and other similar instruments representing interests in the security in question; the value of closed-end funds that invest in a country or region relevant to the security in question; relevant foreign currency exchange activity; the trading prices of financial products that are tied to relevant baskets of foreign securities (e.g., iShares(r) or futures contracts); relevant currency exchange ratios and fluctuations; relevant currency restrictions; relevant investment repatriation restrictions; the relevant country's or geographic region's political and economic environment; the relevant country's liquidity and settlement issues; and any other relevant information regarding the security.

The Funds may also use other modeling tools and other processes that take into account market activity and/or significant events to determine when fair valuation is necessary, as well as to obtain estimates for fair values.

Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

40

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT
--------------------------------------------------------------------------------

There are three convenient ways to invest in the Harris Insight Funds.

--------------------------------------------------------------------------------

BY MAIL

Complete and sign an application for A Shares or N Shares.

Make your check payable to the Harris Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------

BY BANK WIRE

Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

Then wire your investment to:

  PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
  For Credit To: Harris Insight Funds 8550932950
  Re: [Name of Fund] - [indicate A Shares or N Shares]
  Account No.:
  Account Name:
  Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------

THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.
--------------------------------------------------------------------------------

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by Harris and/or HIM at their own expense.

Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

A SHARES - SALES CHARGES
--------------------------------------------------------------------------------

A Shares of the Funds are generally sold with a sales charge of up to 5.50% (applied when your investment is made).

When you purchase A Shares of the Funds through an institution, the distributor reallows a portion of the sales charge to the institution, except as described below. No sales charge is assessed on the reinvestment of distributions.

Sales charges for A Shares of the Funds are as follows:

EQUITY FUNDS


-----------------------------------------------------------------------------------
                                      Sales Charge as a % of   Dealer Allowance as
Amount of Purchase     Sales Charge    Net Amount Invested     % of Offering Price*
-----------------------------------------------------------------------------------
Less than $50,000          5.50%              5.82%                    5.00%
$50,000 to $99,999         4.50               4.71                     4.00
$100,000 to $249,999       3.50               3.63                     3.25
$250,000 to $499,999       2.50               2.56                     2.25
$500,000 to $999,999       2.00               2.04                     1.75
$1,000,000 and over        0.00               0.00                     1.00++
-----------------------------------------------------------------------------------


HIGH YIELD BOND FUND, TAX-EXEMPT BOND FUND AND BOND FUND


-----------------------------------------------------------------------------------
                                      Sales Charge as a % of   Dealer Allowance as
Amount of Purchase     Sales Charge    Net Amount Invested     % of Offering Price*
-----------------------------------------------------------------------------------
Less than $50,000          4.50%              4.71%                    4.25%
$50,000 to $99,999         4.25               4.43                     4.00
$100,000 to $249,999       3.50               3.63                     3.25
$250,000 to $499,999       2.50               2.56                     2.25
$500,000 to $999,999       2.00               2.04                     1.75
$1,000,000 and over        0.00               0.00                     1.00++
-----------------------------------------------------------------------------------


INTERMEDIATE TAX-EXEMPT BOND FUND, SHORT/INTERMEDIATE BOND FUND AND INTERMEDIATE GOVERNMENT BOND FUND


-----------------------------------------------------------------------------------
                                      Sales Charge as a % of   Dealer Allowance as
Amount of Purchase     Sales Charge    Net Amount Invested     % of Offering Price*
-----------------------------------------------------------------------------------
Less than $50,000          3.50%              3.63%                    3.25%
$50,000 to $99,999         3.25               3.36                     3.00
$100,000 to $249,999       2.50               2.56                     2.25
$250,000 to $499,999       2.00               2.04                     1.75
$500,000 to $999,999       1.50               1.52                     1.25
$1,000,000 and over        0.00               0.00                     1.00++
-----------------------------------------------------------------------------------


++ THE dealer allowance for these purchases is 1.00% on purchases of $1 million to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million.

* Dealers receive the following allowances for aggregate purchases in any twelve-month period by a qualified employee benefit plan, including employer-sponsored 401 (k), 403(b), or other qualified retirement plans, provided that the plan sponsor demonstrates at the time of the initial purchase of shares that there are at least 75 eligible employees or that the plan has assets of at least $500,000: 1.00% on purchases up to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million. The twelve-month period commences on the plan's initial purchase date and is reset on each anniversary thereof.

A sales charge is not assessed on purchases of $1 million or more, or on purchases by:

o Any bank, trust company, or other institution acting on behalf of a fiduciary customer account or any other trust account (including plans under Section 401 of the Internal Revenue Code)

o Registered representatives and employees of broker-dealers having selling-group agreements with the distributor for the Funds relating to the Funds, and any trust, pension, profit-sharing, or other benefit plan sponsored by such a broker-dealer for its representatives and employees

o Any individual with an investment account or advisory relationship with HIM

42

A SHARES - REDUCED SALES CHARGES
--------------------------------------------------------------------------------

You may be eligible to buy A Shares with a reduced sales charge in three ways, but these purchases may be subject to a contingent deferred sales charge, described below --

o RIGHT OF ACCUMULATION Allows you to include your existing investments in A Shares of the Funds, based on current market value of the investments, as part of your current investment for purposes of calculating sales charges.

o LETTER OF INTENT Allows you to count all investments in A Shares of the Funds, based on the cost of the investments, over the next thirteen months as if you were making them all at once for purposes of calculating sales charges.

o FAMILY PURCHASES Allows purchases by family members over a thirteen-month period, based on the cost of the purchases, to be combined as if they were made at the same time for purposes of calculating sales charges. ("Family" includes any of the following persons -- parents, grandparents, spouse, and children.)

To qualify for a reduced sales charge, you must notify and provide sufficient information to the Funds at the time of purchase. You should include documentation of all accounts holding investments in the Funds that you are using to qualify for the reduced sales charge. You should be prepared to provide your account statements or documentation from your financial institution or your request may be rejected. Account holdings cannot be used to qualify for a reduced sales charge under more than one option above.

If you invest through a financial institution, you should notify the institution which, in turn, must notify the Funds. Programs that allow for reduced sales charges may be changed or eliminated at any time.

A SHARES - CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

A Shares of a Fund that are redeemed within two years after purchase will be subject to a contingent deferred sales charge (CDSC) when no initial sales charge was assessed on their purchases because they were purchased:

o     in a transaction involving at least $1,000,000, or

o pursuant to the right of accumulation, a letter of intent, or a family purchase.

The amount of the CDSC and the period for which it applies are as follows:

                                        CDSC AS A % OF DOLLAR AMOUNT
              PERIOD SHARES HELD             SUBJECT TO CHARGE

              Less than one year                   1.00%
               One to two years                    0.50

The CDSC, which will be used to recover commissions paid to institutions, will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and the net asset value of the shares at the time of redemption.

No CDSC will be imposed on

o     increases in net asset value above the initial purchase price

o redemptions of shares acquired through the reinvestment of dividends and distributions

o involuntary redemptions by a Fund of shareholder accounts with low account balances.

Redemptions of shares will be effected in the manner that results in the imposition of the lowest CDSC. Redemptions will be made -

o First, from A Shares acquired through the reinvestment of dividends and distributions

o     Second, from A Shares held for more than two years

o     Third, from A Shares held between one and two years

o     Fourth, from A Shares held for less than one year.

The imposition of a CDSC on shares purchased through an exchange from A Shares of another Fund is based upon the original purchase date and price of the other Fund's shares.

The CDSC will be waived by the Funds for redemptions -

o     pursuant to a systematic withdrawal plan

o that are shown to have resulted from the death or disability of the accountholder

o     by qualified retirement plans upon plan termination or dissolution

o from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70 1/2.

AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION
--------------------------------------------------------------------------------

Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Harris Insight Funds' Automatic Investment Plan by so indicating on the Harris Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

ADDITIONAL COMPENSATION TO YOUR FINANCIAL INSTITUTION
--------------------------------------------------------------------------------

Harris and/or HIM, from time to time, may, at their own expense and from their own resources, provide additional cash payments to financial institutions that sell shares of the Funds. These financial institutions provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives of financial institutions, inclusion of the Funds on a sales list, or other sales program. Financial institutions include financial advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of Harris. These cash payments are in addition to any applicable sales charges, Rule 12b-1 fees and shareholder servicing fees disclosed elsewhere in this prospectus.

CHOOSE YOUR INVESTMENT AMOUNT
--------------------------------------------------------------------------------

The Harris Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                                                MINIMUM PER FUND

To open a regular account ................................................$1,000

To open a retirement account ...............................................$250

To open an account using the Automatic Investment Plan ......................$50

To add to an existing account ...............................................$50

MORE ABOUT BUYING SHARES
--------------------------------------------------------------------------------

MULTIPLE OWNERS

If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

--------------------------------------------------------------------------------
The Funds are open for business each day the New York Stock Exchange (NYSE) is open for regular session trading. The NYSE is scheduled to be closed on:
--------------------------------------------------------------------------------
New Year's Day                        Good Friday              Labor Day
Martin Luther King, Jr. Day           Memorial Day             Thanksgiving Day
Presidents' Day                       Independence Day         Christmas Day
--------------------------------------------------------------------------------
You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

44

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY
--------------------------------------------------------------------------------
You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------

BY MAIL AND CHECK

You may sell shares by writing the Funds at: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029 A check for your proceeds will be mailed to you.
--------------------------------------------------------------------------------

BY TELEPHONE AND CHECK

If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares. A check for your proceeds will be mailed to you.
--------------------------------------------------------------------------------

BY TELEPHONE AND BANK WIRE

If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.
--------------------------------------------------------------------------------

THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

Except for the Money Market Funds, each Fund reserves the right to pay redemptions "in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

REDEMPTION FEE
--------------------------------------------------------------------------------

Each of the Equity Funds and the Fixed Income Funds is intended for long-term investors. Investors who engage in frequent exchanges or purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Equity Funds and the Fixed Income Funds will assess a redemption fee in the amount of 2.00% on redemptions or exchanges of A Shares and N Shares that have been held for 30 days or less from the time of purchase. In calculating the redemption fee, the Funds currently use the "first in, first-out" method, but reserve the right, after notice to shareholders, to change that methodology. Redemption fees are not sales loads or contingent deferred sales loads.

The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. Upon satisfactory documentation confirming eligibility for a waiver, the redemption fee will be waived for any redemption due to: (a) the death or disability of the account holder after the date of purchase; (b) compliance with a court order; (c) termination or dissolution of a qualified retirement plan; (d) hardship withdrawal under applicable laws and regulations; or (e) other reasons as approved by Fund management in accordance with procedures approved by the Board of Trustees.

The redemption fee also will not be assessed against Fund shares held through certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and certain intermediaries that do not have, or report to the Funds, sufficient information to impose a redemption fee on their customers' accounts.

If you believe you qualify for a waiver from the redemption fee, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds' method. You should contact their financial institution or professional or refer to their plan documents for more information on how the redemption fee is applied to your Fund shares.

Certain intermediaries may impose restrictions on the activity of accounts traded through those intermediaries. Such restrictions may 45 include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, reporting information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to enforce such restrictions with respect to accounts traded through particular intermediaries can be limited depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary.

MORE ABOUT REDEMPTIONS
--------------------------------------------------------------------------------

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent or your financial institution. Your order will be processed and a check for the proceeds, less any redemption fee or CDSC that may be applicable, will be mailed to you promptly.

Payment by wire will be sent as follows:

o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be generally sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS)

You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Harris Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Harris Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

o     you must have elected to reinvest your Fund dividends,

o your Fund account from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal, and

o if you are redeeming A Shares, your shares must not be subject to the Contingent Deferred Sales Load that applies to certain purchases of A Shares.

Plan redemptions can be processed on a date you choose of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES

The Funds require Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is --

o     Payable to anyone other than the shareholder(s) of record

o     To be mailed to an address other than the address of record

o     To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary public.

46

CHECKWRITING (FOR N SHARES OF THE MONEY MARKET FUNDS ONLY)

Checkwriting is available for N Shares of the Harris Insight Money Market Funds. If you are an investor in one of these Funds and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new N Shares account and wish to establish the checkwriting option, you must complete the N Shares account application and signature card. If you already have an account with one of the N Shares Money Market Funds, you may contact the Harris Insight Funds at 800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401 (k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Fund and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------

EXCHANGING SHARES

You may exchange, in each case without a sales charge -

o your A Shares of a Fund for A Shares of any other Harris Insight Fund or for N Shares of any Harris Insight Money Market Fund, and

o     your N Shares of a Fund for N Shares of any other Harris Insight Fund,

provided that:

o     Your account registration for both Funds is the same,

o     The shares you wish to buy are registered for sale in your home state, and

o You have made no more than five exchanges out of the Fund during a calendar year. This limitation does not apply to exchanges out of each of the Money Market Funds.

If you purchased N Shares of a Harris Insight Money Market Fund by an exchange of A Shares of another Fund, those N Shares (but not other N Shares, as described below) may be exchanged for and invested in A Shares of any Fund without a sales charge. A sales charge will apply to exchanges of N Shares from a Harris Insight Money Market Fund to A Shares of another Fund if those N Shares
(a) were not purchased through a previous exchange from A Shares of a Fund or
(b) are attributable to dividends and interest earned on Harris Insight Money Market Funds N Shares.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than five exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be counted together for purposes of the five-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. (See your plan materials for further information.) Certain accounts, commonly known as omnibus accounts, typically hold shares of multiple investors whose identities are unknown to the Funds. To the extent that the Funds must rely on the cooperation of the omnibus account holders, the Funds may not be able to enforce the five-exchange limit.

Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Fund management's judgment, the Fund to be purchased would be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

Because an exchange of shares is considered to be a redemption and a purchase of shares, the procedures that apply to redeeming shares also apply to exchanging shares. Exchanging shares held for less than 30 days will be subject to the 2.00% redemption fee.

MARKET TIMING

"Market timing" or "excessive trading" refers to a pattern of frequent purchases and sales of Fund shares in an attempt to profit from short-term market movements. Market timing can create risk for long-term shareholders because it may result in dilution of the value of Fund shares, disrupt portfolio management and increase Fund expenses. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE. Market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value.

The Funds discourage, and will take reasonable steps to prevent or minimize, to the extent practicable, frequent purchases and redemptions of shares of each of the Equity Funds and the Fixed Income Funds. The Funds do not accommodate frequent purchases and sales of those Funds' shares (except as described below). However, there can be no assurance that these steps will prevent market timing or other trading that may be deemed abusive.

The Funds' Board of Trustees has adopted policies and procedures to discourage market timing, including the imposition of a 2.00% redemption fee (described in the section titled Redemption Fee) and limiting the number of exchanges a shareholder may make out of a Fund (other than a Money Market Fund) to five exchanges per calendar year. For more information on exchanges, see the section titled Exchanging Shares. The Funds may temporarily or permanently terminate the exchange privilege of any investor who exceeds such limit. The Funds have the right to reject, delay, limit or impose other conditions on purchases and to close or otherwise to limit investor's activity in the Funds.

The Funds will take reasonable steps to attempt to identify market timers. In identifying market timers, the Funds may also consider activity of accounts that it reasonably believes to be under common ownership or control. The Funds reserve the right to prohibit any purchase order (including by exchange) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the Funds, or exchanges between or among the Funds, that indicate trading that is inconsistent with the long-term investment purpose of the Fund or would otherwise adversely effect one or more Funds.

To the extent that the Funds are unable to identify market timers effectively, long-term shareholders may be adversely affected. Although the Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors, and such accounts typically provide the Funds with a net purchase or redemption order on any given day. Purchases and redemptions of Fund shares by many shareholders within an omnibus account are netted against one another, so that identities of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers and there can be no assurance that the Funds will be able to do so.

Certain Funds are intended for short-term investment, are not monitored for market timers and do not prohibit such short-term trading activity. Those Funds are the Money Market Fund, the Government Money Market Fund, and the Tax-Exempt Money Market Fund.

In addition to rejecting purchase orders (including by exchange) in connection with suspected market timing activities, the Funds may reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not believe to be in the best interests of a Fund and/or its shareholder or if it determines the trading to be abusive. Your financial institution may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

DIRECTED DIVIDEND PLAN (DDP)

You may direct your dividends and/or distributions from one Harris Insight Fund to be invested automatically in another Harris Insight Fund without any fee or sales charge, provided that both Funds have identical ownership registration and are in the same share class. (Holders of A Shares of a Fund may also direct dividends from that Fund to N Shares of the Money Market Funds and the Index Fund without any fee or sales charge.) To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406.

48

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o     An annual account statement

o     A quarterly consolidated statement

o     A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at http://www.harrisinsight.com. The information will remain on the Funds' website until 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

--------------------------------------------------------------------------------
FUND                                                         DECLARED AND PAID
--------------------------------------------------------------------------------
Balanced Fund                                                Quarterly
--------------------------------------------------------------------------------
Core Equity Fund                                             Annually
--------------------------------------------------------------------------------
Emerging Markets Fund                                        Annually
--------------------------------------------------------------------------------
Equity Fund                                                  Quarterly
--------------------------------------------------------------------------------
Index Fund                                                   Quarterly
--------------------------------------------------------------------------------
International Fund                                           Annually
--------------------------------------------------------------------------------
Small-Cap Opportunity Fund                                   Annually
--------------------------------------------------------------------------------
Small-Cap Value Fund                                         Annually
--------------------------------------------------------------------------------
Bond Fund                                                    Daily/Monthly
--------------------------------------------------------------------------------
High Yield Bond Fund                                         Daily/Monthly
--------------------------------------------------------------------------------
Intermediate Government Bond Fund                            Daily/Monthly
--------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund                            Daily/Monthly
--------------------------------------------------------------------------------
Short/Intermediate Bond Fund                                 Daily/Monthly
--------------------------------------------------------------------------------
Tax-Exempt Bond Fund                                         Daily/Monthly
--------------------------------------------------------------------------------
Government Money Market Fund                                 Daily/Monthly
--------------------------------------------------------------------------------
Money Market Fund                                            Daily/Monthly
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                 Daily/Monthly
--------------------------------------------------------------------------------

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net SHORT-TERM capital gains (except "exempt-interest dividends") are taxable to you as ordinary income, except that "qualified dividend income" (as defined in the Internal Revenue Code) of a non-corporate taxpayer is taxable at the same rate as long-term capital gains.

o Distributions of net LONG-TERM capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

50

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

A SHARES SERVICE PLANS
--------------------------------------------------------------------------------

Under a service plan adopted under Rule 12b-1, each of the Funds bears the costs and expenses connected with advertising and marketing A Shares and may pay the fees of financial institutions, securities dealers and other industry professionals (which may include Harris and its affiliates) for shareholder support services at a rate of up to 0.25% of the average daily net asset value of each Fund's A Shares. Because these expenses are paid out of the Fund's assets on an on-going basis, over time these expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

N SHARES SERVICE PLANS
--------------------------------------------------------------------------------

Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's N Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris and its affiliates) for shareholder support services that they provide. Each Money Market Fund may also pay for expenses incurred for advertising and marketing N Shares of the Fund at a rate of up to 0.10% of average daily net asset value of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because these expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

MULTIPLE CLASSES
--------------------------------------------------------------------------------

Each of the Small-Cap Growth Fund and Ultra Short Duration Bond Fund offers one class of shares: Institutional Shares. The Index Fund offers two classes of shares: N Shares and Institutional Shares. Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. Each of the Balanced Fund, Core Equity Fund, Emerging Markets Fund, Equity Fund, International Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Bond Fund, High Yield Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund, and Tax-Exempt Bond Fund offers three classes of shares: A Shares, N Shares and Institutional Shares. The Money Market Fund offers four classes of shares: N Shares, Exchange Shares, Service Shares and Institutional Shares. Institutional Shares, Service Shares and Exchange Shares are each offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

52

                                  TERMS TO KNOW
--------------------------------------------------------------------------------

ALTERNATIVE MINIMUM TAX (AMT)

A federal tax system designed to ensure that individuals, trusts, estates and companies pay at least some federal income tax.

ASSET-BACKED SECURITIES

Securities collateralized by credit card loans or other accounts receivable.

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

CONVERTIBLE SECURITIES

Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

o     When equity markets go up, they tend to rise in price

o When interest rates rise, they tend to decline relatively less in price than long-term bonds

CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or by a fund adviser's independent analysis. The lower the rating, the greater the chance -- in the rating agency's or adviser's opinion -- that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment grade.

DEPOSITARY RECEIPTS

Securities that typically are issued by a financial institution or depository, and represent interests in underlying securities that have been deposited with the depository by a U.S. or foreign issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

DURATION

The number of years required to receive the present value of future payments, both of interest and principal, of a bond; often used as an indicator of a bond's price volatility resulting from changes in interest rates. The greater the duration of a security, the greater its percentage price volatility.

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

HIGH-YIELD BONDS

High-yield bonds, or "junk bonds", are bonds issued by companies or other entities whose ability to pay interest and principal on their debts in a timely manner is considered questionable. Such bonds are rated "below investment grade" by independent rating agencies. Because they are riskier than investment grade bonds, high-yield bonds typically must pay more interest to attract investors. Some high-yield bonds are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Some high-yield bonds were once rated as investment-grade but have been downgraded to junk-bond status because of financial difficulties experienced by their issuers. Conversely, an issuer's improving financial condition may result in an upgrading of its junk bonds to investment-grade status.

LEHMAN BROTHERS AGGREGATE BOND INDEX

An index measuring the total return of approximately 6,500 U.S. bonds.

MARKET CAPITALIZATION

The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

MORTGAGE-BACKED SECURITIES

Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES

Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are generally exempt from federal income tax.

REPURCHASE AGREEMENTS

Contracts in which a bank or broker/dealer sells securities, with a promise to buy back the securities on a specified date (generally the next business day) at a specified price.

S&P 500 STOCK INDEX FUTURES CONTRACTS

Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Purchasers of index futures contracts may participate in the performance of the securities included in the index without committing the full amount of capital required to purchase all of the individual securities.

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))

An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.

ZERO-COUPON SECURITIES

Securities that do not pay a stated interest rate but are sold at a deep discount to their value at maturity. The difference between a security's discounted price and its full value at maturity represents the payment of interest.

Spread 54-55

                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single A Share and N Share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in A Shares or N Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.

These financial highlights should be read with the financial statements.


                                                                 Net
                                       Net                    Realized
                                      Asset                      and
                                      Value                  Unrealized    Distributions   Distributions    Redemption
                                    Beginning      Net       Gain/(Loss)     from Net        from Net      Fees Added to
                                       of       Investment       on         Investment       Realized         Paid-in
                                     Period       Income     Investments      Income           Gains          Capital
------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
N SHARES
12/31/05                             $ 14.99     $ 0.296       $ 0.783        $(0.266)        $(1.083)       $    --
12/31/04                               13.50       0.253         1.489         (0.238)         (0.014)            --
12/31/03                               11.54       0.223         1.955         (0.218)             --             --
12/31/02                               13.00       0.277        (1.459)        (0.278)             --             --
12/31/01                               13.27       0.331        (0.226)        (0.333)         (0.042)            --

A SHARES
12/31/05                             $ 14.97     $ 0.269       $ 0.793        $(0.259)        $(1.083)       $    --
12/31/04                               13.49       0.242         1.496         (0.244)         (0.014)            --
12/31/03                               11.53       0.230         1.950         (0.220)             --             --
12/31/02                               13.00       0.278        (1.469)        (0.279)             --             --
12/31/01                               13.26       0.333        (0.216)        (0.335)         (0.042)            --

----------------
CORE EQUITY FUND
----------------
N SHARES
12/31/05                             $ 21.65     $ 0.088       $ 1.795        $(0.092)        $(2.551)       $    --
12/31/04                               20.22       0.065         2.537         (0.088)         (1.084)            --
12/31/03                               15.56       0.040         4.657         (0.037)             --             --
12/31/02                               20.73       0.004        (4.891)        (0.005)         (0.278)            --
12/31/01                               24.62      (0.024)       (3.011)            --          (0.855)            --

A SHARES
12/31/05                             $ 21.66     $ 0.070       $ 1.803        $(0.072)        $(2.551)       $    --
12/31/04                               20.24       0.078         2.521         (0.095)         (1.084)            --
12/31/03                               15.57       0.035         4.671         (0.036)             --             --
12/31/02                               20.73       0.009        (4.883)        (0.008)         (0.278)            --
12/31/01                               24.61      (0.025)       (3.000)            --          (0.855)            --

---------------------
EMERGING MARKETS FUND
---------------------
N SHARES
12/31/05                             $ 10.90     $ 0.104       $ 3.133        $(0.093)        $(1.764)       $    --
12/31/04                                9.94       0.050         1.851         (0.082)         (0.860)         0.001 (6)
12/31/03                                6.61       0.047         3.300         (0.020)             --          0.003 (6)
12/31/02                                6.75       0.009        (0.154)            --              --          0.005 (6)
12/31/01                                6.80       0.012        (0.055)        (0.007)             --             --

A SHARES
12/31/05                             $ 10.88     $ 0.103       $ 3.137        $(0.086)        $(1.764)       $    --
12/31/04                                9.94       0.030         1.864         (0.096)         (0.860)         0.002 (6)
12/31/03                                6.60       0.040         3.315         (0.017)             --          0.002 (6)
12/31/02                                6.75       0.002        (0.154)            --              --          0.002 (6)
12/31/01                                6.82       0.024        (0.075)        (0.019)             --             --

                                     Net                     Net                   Ratio of Expenses
                                    Asset                   Assets     Ratio of       to Average        Ratio of Net
                                    Value                   End of    Expenses to     Net Assets      Investment Income  Portfolio
                                    End of  Total           Period    Average Net     (Excluding       to Average Net    Turnover
                                    Period  Return          (000)       Assets         Waivers)            Assets          Rate
----------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
N SHARES
12/31/05                            $14.72    7.18%       $    7,783     0.97%          1.03%              1.81%          61.49%
12/31/04                             14.99   13.04             3,185     1.13           1.20               1.69           65.60
12/31/03                             13.50   19.04             2,279     1.13           1.29               1.80           76.53
12/31/02                             11.54   (9.18)            1,897     1.13           1.37               2.25           69.89
12/31/01                             13.00    0.88             2,253     1.13           1.35               2.52           65.21

A SHARES
12/31/05                            $14.69    7.14% (4)   $    2,953     1.04%          1.09%              1.74%          61.49%
12/31/04                             14.97   13.02 (4)         1,641     1.13           1.20               1.69           65.60
12/31/03                             13.49   19.07 (4)           442     1.13           1.29               1.80           76.53
12/31/02                             11.53   (9.26) (4)          260     1.13           1.37               2.25           69.89
12/31/01                             13.00    0.97 (4)           294     1.13           1.16               2.52           65.21

----------------
CORE EQUITY FUND
----------------
N SHARES
12/31/05                            $20.89    8.75%       $    6,758     1.10%          1.15%              0.37%          79.92%
12/31/04                             21.65   13.04             4,299     1.25           1.27               0.38           83.50
12/31/03                             20.22   30.20             4,518     1.35           1.48               0.22           76.15
12/31/02                             15.56  (23.73)            3,621     1.35           1.49               0.02           67.66
12/31/01                             20.73  (12.56)            5,611     1.35           1.46              (0.11)          41.63

A SHARES
12/31/05                            $20.91    8.70% (4)   $    1,009     1.18%          1.22%              0.29%          79.92%
12/31/04                             21.66   13.01 (4)           809     1.25           1.27               0.42           83.50
12/31/03                             20.24   30.23 (4)           531     1.35           1.48               0.22           76.15
12/31/02                             15.57  (23.67) (4)          552     1.35           1.49               0.02           67.66
12/31/01                             20.73  (12.53) (4)          649     1.35           1.46              (0.11)          41.63

---------------------
EMERGING MARKETS FUND
---------------------
N SHARES
12/31/05                            $12.28   30.99%       $    4,887     1.62%          1.79%              0.98%          42.91%
12/31/04                             10.90   19.71             2,757     1.83           1.85               0.71           49.13
12/31/03                              9.94   50.70             1,331     1.83           1.86               0.58           19.99
12/31/02                              6.61   (2.36)              311     1.91           1.96               0.12           34.20
12/31/01                              6.75   (0.33)              352     1.99           2.14               0.75           26.93

A SHARES
12/31/05                            $12.27   31.08% (4)   $    1,205     1.70%          1.85%              0.91%          42.91%
12/31/04                             10.88   19.67 (4)           916     1.83           1.85               0.49           49.13
12/31/03                              9.94   50.87 (4)           364     1.83           1.86               0.62           19.99
12/31/02                              6.60   (2.22) (4)          118     1.91           1.96               0.03           34.20
12/31/01                              6.75   (0.74) (4)            6     1.99           2.08               0.68           26.93


                                                                    Spread 56-57


                                                                 Net
                                       Net                    Realized
                                      Asset                      and
                                      Value                  Unrealized    Distributions   Distributions    Redemption
                                    Beginning      Net       Gain/(Loss)     from Net        from Net      Fees Added to
                                       of       Investment       on         Investment       Realized         Paid-in
                                     Period       Income     Investments      Income           Gains          Capital
------------------------------------------------------------------------------------------------------------------------
-----------
EQUITY FUND
-----------
N SHARES
12/31/05                             $ 13.53     $ 0.119       $ 1.548        $(0.147)        $(1.070)       $    --
12/31/04                               11.55       0.100         1.961         (0.081)             --             --
12/31/03                                9.02       0.038         2.510         (0.018)             --             --
12/31/02                               11.44       0.035        (2.446)        (0.009)             --             --
12/31/01                               12.55       0.010        (0.416)        (0.010)         (0.694)            --

A SHARES
12/31/05                             $ 13.53     $ 0.130       $ 1.520        $(0.140)        $(1.070)       $    --
12/31/04                               11.56       0.041         2.015         (0.086)             --             --
12/31/03                                9.02       0.034         2.523         (0.017)             --             --
12/31/02                               11.45       0.021        (2.440)        (0.011)             --             --
12/31/01                               12.55       0.011        (0.406)        (0.011)         (0.694)            --

----------
INDEX FUND
----------
N SHARES
12/31/05                             $ 22.08     $ 0.300       $ 0.851        $(0.331)        $(3.224)       $ 0.004 (6)
12/31/04                               21.54       0.299         1.851         (0.301)         (1.309)            --
12/31/03                               18.05       0.224         4.728         (0.226)         (1.236)            --
12/31/02                               23.90       0.194        (5.503)        (0.191)         (0.350)            --
12/31/01                               28.39       0.177        (3.752)        (0.178)         (0.737)            --
------------------
INTERNATIONAL FUND
------------------
N SHARES
12/31/05                             $ 15.71     $ 0.213       $ 1.892        $(0.165)        $    --        $    --
12/31/04                               13.64       0.126         2.054         (0.110)             --             --
12/31/03                                9.82       0.121         3.815         (0.131)             --          0.015 (6)
12/31/02                               11.55       0.039        (1.789)        (0.031)             --          0.051 (6)
12/31/01                               14.36       0.026        (2.815)        (0.021)             --             --

A SHARES
12/31/05                             $ 15.18     $ 0.108       $ 1.917        $(0.175)        $    --        $    --
12/31/04                               13.19       0.089         2.015         (0.114)             --             --
12/31/03                                9.35       0.030         3.928         (0.132)             --          0.014 (6)
12/31/02                               11.57       0.079        (2.311)            --              --          0.012 (6)
12/31/01                               14.38       0.016        (2.815)        (0.011)             --             --
--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
N SHARES
12/31/05                             $ 24.05     $(0.011)      $ 1.101        $    --         $(4.294)       $ 0.044 (6)
12/31/04                               22.28       0.027         5.032         (0.011)         (3.322)         0.044 (6)
12/31/03                               14.85      (0.060)        7.727             --          (0.238)         0.001 (6)
12/31/02                               17.44      (0.119)       (2.473)            --              --          0.002 (6)
12/31/01                               19.62      (0.161)       (1.750)            --          (0.269)            --

A SHARES
12/31/05                             $ 24.03     $(0.089)      $ 1.159        $    --         $(4.294)       $ 0.004 (6)
12/31/04                               22.27       0.042         5.003         (0.025)         (3.322)         0.062 (6)
12/31/03                               14.85      (0.057)        7.714             --          (0.238)         0.001 (6)
12/31/02                               17.43      (0.118)       (2.463)            --              --          0.001 (6)
12/31/01                               19.62      (0.154)       (1.767)            --          (0.269)            --

                                     Net                     Net                   Ratio of Expenses
                                    Asset                   Assets     Ratio of       to Average        Ratio of Net
                                    Value                   End of    Expenses to     Net Assets      Investment Income  Portfolio
                                    End of  Total           Period    Average Net     (Excluding       to Average Net    Turnover
                                    Period  Return          (000)       Assets         Waivers)            Assets          Rate
----------------------------------------------------------------------------------------------------------------------------------
-----------
EQUITY FUND
-----------
N SHARES
12/31/05                            $13.98   12.31%       $   16,610     1.05%          1.10%              1.02%          62.67%
12/31/04                             13.53   17.91            12,799     1.19           1.19               0.66           72.72
12/31/03                             11.55   28.29            13,842     1.19           1.21               0.38           81.21
12/31/02                              9.02  (21.10)           11,082     1.20           1.22               0.28           61.83
12/31/01                             11.44   (3.36)           16,193     1.19           1.20               0.26           77.79

A SHARES
12/31/05                            $13.97   12.18% (4)   $    2,416     1.12%          1.16%              1.00%          62.67%
12/31/04                             13.53   17.85 (4)         1,127     1.19           1.19               0.71           72.72
12/31/03                             11.56   28.39 (4)           339     1.19           1.21               0.38           81.21
12/31/02                              9.02  (21.15) (4)          199     1.20           1.22               0.28           61.83
12/31/01                             11.45   (3.27) (4)          161     1.19           1.20               0.26           77.79

----------
INDEX FUND
----------
N SHARES
12/31/05                            $19.68    5.15%       $   14,963     0.57%          0.64%              1.34%           6.34%
12/31/04                             22.08   10.21            17,457     0.68           0.68               1.34            2.67
12/31/03                             21.54   27.82            19,986     0.68           0.72               1.12            1.72
12/31/02                             18.05  (22.43)           17,339     0.70           0.78               0.93            6.42
12/31/01                             23.90  (12.57)           24,449     0.70           0.75               0.68            4.26
------------------
INTERNATIONAL FUND
------------------
N SHARES
12/31/05                            $17.65   13.40%       $    2,900     1.37%          1.53%              1.11%          44.03%
12/31/04                             15.71   16.10             2,040     1.58           1.60               0.76           27.84
12/31/03                             13.64   40.19             1,595     1.61           1.64               1.11           35.15
12/31/02                              9.82  (14.79)            1,202     1.60           1.63               0.36           22.38
12/31/01                             11.55  (19.46)            5,336     1.61           1.62               0.50           38.32

A SHARES
12/31/05                            $17.03   13.34% (4)   $      349     1.44%          1.59%              0.93%          44.03%
12/31/04                             15.18   16.17 (4)           101     1.58           1.60               0.71           27.84
12/31/03                             13.19   42.33 (4)            57     1.57           1.60               0.27           35.15
12/31/02                              9.35  (19.19) (4)            6     1.65           1.68               0.71           22.38
12/31/01                             11.57  (19.47) (4)            3     1.61           1.62               0.18           38.32
--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
N SHARES
12/31/05                            $20.85    4.31%       $  108,134     1.15%          1.18%             (0.05)%         76.08%
12/31/04                             24.05   23.85 (7)        98,267     1.25           1.25               0.15           63.79
12/31/03                             22.28   51.68            61,579     1.45           1.50              (0.32)          83.34
12/31/02                             14.85  (14.85)           13,954     1.45           1.52              (0.76)          76.97
12/31/01                             17.44   (9.83)            8,301     1.45           1.50              (0.92)          85.04

A SHARES
12/31/05                            $20.81    4.28% (4)   $   12,094     1.19%          1.22%             (0.18)%         76.08%
12/31/04                             24.03   23.88 (4)(7)     66,179     1.25           1.25               0.33           63.79
12/31/03                             22.27   51.62 (4)         3,047     1.45           1.50              (0.30)          83.34
12/31/02                             14.85  (14.80) (4)          777     1.45           1.52              (0.76)          76.97
12/31/01                             17.43   (9.83) (4)          246     1.45           1.50              (0.92)          85.04


Spread 58-59


                                                                 Net
                                       Net                    Realized
                                      Asset                      and
                                      Value                  Unrealized    Distributions   Distributions    Redemption
                                    Beginning      Net       Gain/(Loss)     from Net        from Net      Fees Added to
                                       of       Investment       on         Investment       Realized         Paid-in
                                     Period       Income     Investments      Income           Gains          Capital
------------------------------------------------------------------------------------------------------------------------
---------------------
SMALL-CAP VALUE FUND
---------------------
N SHARES
12/31/05                             $ 50.44     $ 0.233       $ 4.152        $(0.148)        $(7.581)       $ 0.024 (6)
12/31/04                               44.99       0.186        12.074         (0.215)         (6.826)         0.231 (6)
12/31/03                               31.73       0.279        13.257         (0.278)             --          0.002 (6)
12/31/02                               36.81       0.059        (4.791)        (0.048)         (0.306)         0.006 (6)
12/31/01                               37.28       0.037         1.931         (0.037)         (2.401)            --

A SHARES
12/31/05                             $ 50.35     $ 0.173       $ 4.180        $(0.135)        $(7.581)       $ 0.033 (6)
12/31/04                               44.92       0.198        12.004         (0.229)         (6.826)         0.283 (6)
12/31/03                               31.69       0.271        13.243         (0.286)             --          0.002 (6)
12/31/02                               36.78       0.042        (4.767)        (0.064)         (0.306)         0.005 (6)
12/31/01                               37.28       0.049         1.901         (0.049)         (2.401)            --

--------
BOND FUND
--------
N SHARES
12/31/05                             $ 10.22     $ 0.438       $(0.210)       $(0.440)        $    --        $ 0.002 (6)
12/31/04                               10.27       0.431        (0.047)        (0.434)             --             --
12/31/03                               10.38       0.483        (0.110)        (0.483)             --             --
12/31/02                               10.25       0.556         0.130         (0.556)             --             --
12/31/01                               10.06       0.605         0.190         (0.605)             --             --

A SHARES
12/31/05                             $ 10.22     $ 0.429       $(0.211)       $(0.430)        $    --        $ 0.002 (6)
12/31/04                               10.27       0.432        (0.048)        (0.434)             --             --
12/31/03                               10.38       0.483        (0.110)        (0.483)             --             --
12/31/02                               10.25       0.556         0.130         (0.556)             --             --
12/31/01                               10.06       0.605         0.190         (0.605)             --             --

--------------------
HIGH YIELD BOND FUND
--------------------
N SHARES
12/31/05                             $ 13.07     $ 0.811       $(0.592)       $(0.812)        $(0.037)       $    --
05/18/04(3) to 12/31/04                12.43       0.527         0.831         (0.527)         (0.191)            --

A SHARES
12/31/05                             $ 13.07     $ 0.799       $(0.592)       $(0.800)        $(0.037)       $    --
05/18/04(3) to 12/31/04                12.43       0.527         0.831         (0.527)         (0.191)            --

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
N SHARES
12/31/05                             $ 16.84     $ 0.669       $(0.278)       $(0.678)        $(0.055)       $ 0.002 (6)
12/31/04                               17.12       0.550        (0.094)        (0.550)         (0.186)            --
12/31/03                               17.63       0.667        (0.293)        (0.667)         (0.217)            --
12/31/02                               16.79       0.828         0.840         (0.828)             --             --
12/31/01                               16.55       0.963         0.240         (0.963)             --             --

A SHARES
12/31/05                             $ 16.84     $ 0.655       $(0.278)       $(0.664)        $(0.055)       $ 0.002 (6)
12/31/04                               17.12       0.550        (0.094)        (0.550)         (0.186)            --
12/31/03                               17.63       0.667        (0.293)        (0.667)         (0.217)            --
12/31/02                               16.79       0.828         0.840         (0.828)             --             --
12/31/01                               16.55       0.963         0.240         (0.963)             --             --

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
N SHARES
12/31/05                             $ 11.41     $ 0.475       $(0.250)       $(0.475)        $    --        $    --
12/31/04                               11.55       0.451        (0.140)        (0.451)             --             --
12/31/03                               11.48       0.424         0.070         (0.424)             --             --
12/31/02                               10.91       0.453         0.570         (0.453)             --             --
12/31/01                               10.82       0.478         0.090         (0.478)             --             --

A SHARES
12/31/05                             $ 11.41     $ 0.466       $(0.250)       $(0.466)        $    --        $    --
12/31/04                               11.55       0.451        (0.140)        (0.451)             --             --
12/31/03                               11.48       0.424         0.070         (0.424)             --             --
12/31/02                               10.91       0.453         0.570         (0.453)             --             --
01/17/01(3) to 12/31/01                10.95       0.456        (0.040)        (0.456)             --             --

                                     Net                     Net                   Ratio of Expenses
                                    Asset                   Assets     Ratio of       to Average        Ratio of Net
                                    Value                   End of    Expenses to     Net Assets      Investment Income  Portfolio
                                    End of  Total           Period    Average Net     (Excluding       to Average Net    Turnover
                                    Period  Return          (000)       Assets         Waivers)            Assets          Rate
----------------------------------------------------------------------------------------------------------------------------------
---------------------
SMALL-CAP VALUE FUND
---------------------
N SHARES
12/31/05                            $47.12    8.68%       $  110,495     1.11%          1.15%              0.32%          74.30%
12/31/04                             50.44   28.59 (7)        35,891     1.18           1.19               0.50           69.98
12/31/03                             44.99   42.70             7,702     1.20           1.24               0.83          106.69
12/31/02                             31.73  (12.98)            4,414     1.24           1.34               0.18          134.99
12/31/01                             36.81    5.36             3,477     1.24           1.33               0.11           80.85

A SHARES
12/31/05                            $47.02    8.63% (4)   $   11,226     1.15%          1.19%              0.24%          74.30%
12/31/04                             50.35   28.62 (4)(7)      8,352     1.18           1.19               0.57           69.98
12/31/03                             44.92   42.68 (4)         1,557     1.20           1.24               0.83          106.69
12/31/02                             31.69  (12.98) (4)          669     1.24           1.34               0.18          134.99
12/31/01                             36.78    5.31 (4)           341     1.24           1.33               0.11           80.85

--------
BOND FUND
--------
N SHARES
12/31/05                            $10.01    2.29%       $    2,774     0.73%          1.04%              4.10%          51.90%
12/31/04                             10.22    3.82             3,540     0.85           1.18               4.20           75.40
12/31/03                             10.27    3.67             4,810     0.85           1.19               4.64           66.64
12/31/02                             10.38    6.91             5,838     0.85           1.21               5.44           65.39
12/31/01                             10.25    8.05             6,165     0.85           1.17               5.90           84.37

A SHARES
12/31/05                            $10.01    2.18% (4)   $      784     0.82%          1.13%              4.01%          51.90%
12/31/04                             10.22    3.82 (4)           843     0.85           1.18               4.24           75.40
12/31/03                             10.27    3.67 (4)           715     0.85           1.19               4.64           66.64
12/31/02                             10.38    6.91 (4)           824     0.85           1.21               5.36           65.39
12/31/01                             10.25    8.05 (4)           235     0.85           1.17               5.80           84.37

--------------------
HIGH YIELD BOND FUND
--------------------
N SHARES
12/31/05                            $12.44    1.78%       $      399     0.73%          0.93%              6.66%          41.97%
05/18/04(3) to 12/31/04              13.07   11.15 (2)           375     0.86 (1)       1.05 (1)           6.61 (1)       57.38

A SHARES
12/31/05                            $12.44    1.68% (4)   $      442     0.83%          1.03%              6.55%          41.97%
05/18/04(3) to 12/31/04              13.07   11.15 (2)(4)        176     0.86 (1)       1.05 (1)           6.61 (1)       57.38

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
N SHARES
12/31/05                            $16.50    2.32%       $    3,948     0.66%          1.14%              3.60%          70.97%
12/31/04                             16.84    2.79            11,436     0.75           1.09               3.23           35.37
12/31/03                             17.12    2.15            17,604     0.75           1.14               3.82           58.97
12/31/02                             17.63   10.12            19,769     0.75           1.32               4.80           61.56
12/31/01                             16.79    7.47             5,577     0.75           1.33               5.73           52.17

A SHARES
12/31/05                            $16.50    2.23% (4)   $    2,480     0.73%          1.19%              3.58%          70.97%
12/31/04                             16.84    2.79 (4)         2,976     0.75           1.09               3.23           35.37
12/31/03                             17.12    2.15 (4)         2,394     0.75           1.14               3.82           58.97
12/31/02                             17.63   10.12 (4)         2,324     0.75           1.32               4.58           61.56
12/31/01                             16.79    7.47 (4)           552     0.75           1.33               5.68           52.17

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
N SHARES
12/31/05                            $11.16    2.01% (4)   $   12,519     0.54%          0.84%              4.23%          46.00%
12/31/04                             11.41    2.76             8,804     0.69           0.95               3.94           26.94
12/31/03                             11.55    4.38             7,341     0.70           0.97               3.69           40.20
12/31/02                             11.48    9.55            10,287     0.52           1.14               4.04           61.27
12/31/01                             10.91    5.32             7,573     0.50           1.11               4.24           100.00

A SHARES
12/31/05                            $11.16    1.93%       $    1,802     0.64%          0.92%              4.13%          46.00%
12/31/04                             11.41    2.76 (4)         2,185     0.69           0.95               3.94           26.94
12/31/03                             11.55    4.38 (4)         2,102     0.70           0.97               3.69           40.20
12/31/02                             11.48    9.55 (4)         1,648     0.52           1.14               3.96           61.27
01/17/01(3) to 12/31/01              10.91    3.85 (2)(4)        131     0.50 (1)       1.11 (1)           4.19 (1)      100.00


                                                                    Spread 60-61


                                                                 Net
                                       Net                    Realized
                                      Asset                      and
                                      Value                  Unrealized    Distributions   Distributions    Redemption
                                    Beginning      Net       Gain/(Loss)     from Net        from Net      Fees Added to
                                       of       Investment       on         Investment       Realized         Paid-in
                                     Period       Income     Investments      Income           Gains          Capital
------------------------------------------------------------------------------------------------------------------------
-----------------------------
SHORT/INTERMEDIATE BOND FUND
-----------------------------
N SHARES
12/31/05                             $ 10.29     $ 0.368       $(0.248)       $(0.370)        $    --        $    --
12/31/04                               10.38       0.362        (0.090)        (0.362)             --             --
12/31/03                               10.40       0.414        (0.020)        (0.414)             --             --
12/31/02                               10.31       0.524         0.090         (0.524)             --             --
12/31/01                               10.12       0.566         0.190         (0.566)             --             --

A SHARES
12/31/05                             $ 10.29     $ 0.359       $(0.248)       $(0.361)        $    --        $    --
12/31/04                               10.38       0.362        (0.090)        (0.362)             --             --
12/31/03                               10.40       0.414        (0.020)        (0.414)             --             --
12/31/02                               10.31       0.524         0.090         (0.524)             --             --
12/31/01                               10.12       0.566         0.190         (0.566)             --             --

--------------------
TAX-EXEMPT BOND FUND
--------------------
N SHARES
12/31/05                             $ 11.02     $ 0.478       $(0.200)       $(0.478)        $(0.080)       $    --
12/31/04                               11.33       0.475        (0.123)        (0.475)         (0.187)            --
12/31/03                               11.19       0.468         0.140         (0.468)             --             --
12/31/02                               10.54       0.500         0.650         (0.500)             --             --
12/31/01                               10.45       0.502         0.090         (0.502)             --             --

A SHARES
12/31/05                             $ 11.02     $ 0.470       $(0.200)       $(0.470)        $(0.080)       $    --
12/31/04                               11.33       0.475        (0.123)        (0.475)         (0.187)            --
12/31/03                               11.19       0.468         0.140         (0.468)             --             --
12/31/02                               10.54       0.500         0.650         (0.500)             --             --
01/31/01 (3) to 12/31/01               10.44       0.457         0.100         (0.457)             --             --

----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
N SHARES
12/31/05                             $  1.00     $ 0.027       $    --        $(0.027)        $    --        $    --
12/31/04                                1.00       0.009            --         (0.009)             --             --
12/31/03                                1.00       0.007            --         (0.007)             --             --
12/31/02                                1.00       0.013            --         (0.013)             --             --
12/31/01                                1.00       0.036            --         (0.036)             --             --

-----------------
MONEY MARKET FUND
-----------------
N SHARES
12/31/05                             $  1.00     $ 0.028       $    --        $(0.028)        $    --        $    --
12/31/04                                1.00       0.009            --         (0.009)             --             --
12/31/03                                1.00       0.007            --         (0.007)             --             --
12/31/02                                1.00       0.015            --         (0.015)             --             --
12/31/01                                1.00       0.038            --         (0.038)             --             --

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
N SHARES
12/31/05                             $  1.00     $ 0.019       $    --        $(0.019)        $    --        $    --
12/31/04                                1.00       0.007            --         (0.007)             --             --
12/31/03                                1.00       0.005            --         (0.005)             --             --
12/31/02                                1.00       0.010            --         (0.010)             --             --
12/31/01                                1.00       0.023            --         (0.023)             --             --

                                     Net                     Net                   Ratio of Expenses
                                    Asset                   Assets     Ratio of       to Average        Ratio of Net
                                    Value                   End of    Expenses to     Net Assets      Investment Income  Portfolio
                                    End of  Total           Period    Average Net     (Excluding       to Average Net    Turnover
                                    Period  Return          (000)       Assets         Waivers)            Assets          Rate
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------
SHORT/INTERMEDIATE BOND FUND
-----------------------------
N SHARES
12/31/05                            $10.04    1.19%       $    5,568     0.75%          1.10%              3.61%          46.25%
12/31/04                             10.29    2.66             7,573     0.85           1.19               3.50           68.37
12/31/03                             10.38    3.85             9,045     0.85           1.22               3.95           61.21
12/31/02                             10.40    6.14             8,617     0.85           1.25               5.10           66.14
12/31/01                             10.31    7.60             6,419     0.85           1.21               5.48           56.36

A SHARES
12/31/05                            $10.04    1.10% (4)   $    3,707     0.82%          1.17%              3.55%          46.25%
12/31/04                             10.29    2.66 (4)         4,350     0.85           1.19               3.50           68.37
12/31/03                             10.38    3.85 (4)         4,547     0.85           1.22               3.95           61.21
12/31/02                             10.40    6.14 (4)         4,756     0.85           1.25               4.89           66.14
12/31/01                             10.31    7.60 (4)           960     0.85           1.21               5.37           56.36

--------------------
TAX-EXEMPT BOND FUND
--------------------
N SHARES
12/31/05                            $10.74    2.58%       $   28,026     0.61%          0.91%              4.39%          41.86%
12/31/04                             11.02    3.21            24,667     0.77           1.04               4.24           32.57
12/31/03                             11.33    5.55            24,873     0.76           1.04               4.15           42.58
12/31/02                             11.19   11.15            14,194     0.56           1.20               4.51           86.76
12/31/01                             10.54    5.76             1,522     0.52           1.16               4.74          168.31

A SHARES
12/31/05                            $10.74    2.50% (4)   $    4,197     0.70%          0.99%              4.30%          41.86%
12/31/04                             11.02    3.21 (4)         4,136     0.77           1.04               4.24           32.57
12/31/03                             11.33    5.55 (4)         3,098     0.76           1.04               4.15           42.58
12/31/02                             11.19   11.15 (4)         4,296     0.56           1.20               4.52           86.76
01/31/01 (3) to 12/31/01             10.54    5.40 (2)(4)        796     0.52 (1)       1.16 (1)           4.60 (1)      168.31

----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
N SHARES
12/31/05                            $ 1.00    2.70%       $  262,512     0.55%          0.60%              2.65%             --%
12/31/04                              1.00    0.88           234,751     0.56           0.60               0.88              --
12/31/03                              1.00    0.67           374,310     0.54           0.59               0.66              --
12/31/02                              1.00    1.30           302,126     0.55           0.61               1.27              --
12/31/01                              1.00    3.68           282,782     0.55           0.60               3.62              --

-----------------
MONEY MARKET FUND
-----------------
N SHARES
12/31/05                            $ 1.00    2.80%       $  920,774     0.52%          0.60%              2.72%             --%
12/31/04                              1.00    0.94         1,179,902     0.52           0.59               0.90              --
12/31/03                              1.00    0.74         1,301,168     0.52           0.58               0.75              --
12/31/02                              1.00    1.48         1,297,318     0.52           0.58               1.44              --
12/31/01                              1.00    3.85         1,542,392     0.54           0.58               3.81              --

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
N SHARES
12/31/05                            $ 1.00    1.87%       $  257,842     0.57%          0.60%              1.87%             --%
12/31/04                              1.00    0.65           191,165     0.60           0.60               0.64              --
12/31/03                              1.00    0.54           237,835     0.57           0.58               0.54              --
12/31/02                              1.00    0.99           210,678     0.57           0.58               0.99              --
12/31/01                              1.00    2.34           230,533     0.58           0.58               2.35              --


(1)   Annualized.

(2)   Total returns for periods of less than one year are not annualized.

(3)   Date commenced operations.

(4)   Sales load is not reflected in total return.

(5)   Not meaningful given short period.

(6) Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares that have been held 90 days or less (30 days or less, effective June 1, 2004) from time of purchase. Fees collected are retained by the Fund for the benefit of the remaining shareholders.

(7) Total returns for each of the classes for the Small-Cap Opportunity Fund and the Small-Cap Value Fund include 0.16% and 0.26%, respectively, resulting from redemption fees reimbursed by the Administrator.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

      BY TELEPHONE
      Call 800.982.8782

      BY MAIL
      Harris Insight Funds
      c/o PFPC Inc.
      P.O. Box 9829
      Providence, RI 02940-8029

      ON THE INTERNET

      The Funds' prospectus, SAI and Annual and Semi-Annual Reports can be viewed online or downloaded from:

         HARRIS INSIGHT FUNDS
         http ://www. harrisinsight. com

Copies of the Funds' prospectus, SAI and Annual and Semi-Annual Reports may also be available from financial institutions through which shares are purchased.

INFORMATION ABOUT THE FUNDS (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202.942.8090. REPORTS AND OTHER INFORMATION ABOUT THE FUNDS ARE AVAILABLE ON THE EDGAR DATABASE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF INFORMATION ABOUT THE FUNDS MAY BE OBTAINED, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS:
PUBLICINFO@SEC.GOV, OR BY WRITING TO THE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102.

THE FUNDS ARE SERIES OF HARRIS INSIGHT FUNDS TRUST, WHOSE INVESTMENT COMPANY REGISTRATION NUMBER IS 811-7447.

                                                                 HIF 1200 5/06

     [LOGO] HARRIS
            INSIGHT FUNDS TM

                              INSTITUTIONAL SHARES

                             MAY 1, 2006 PROSPECTUS
--------------------------------------------------------------------------------

                           HARRIS INSIGHT EQUITY FUNDS

                                  Balanced Fund

                                Core Equity Fund

                              Emerging Markets Fund

                                   Equity Fund

                                   Index Fund

                               International Fund

                              Small-Cap Growth Fund

                           Small-Cap Opportunity Fund

                              Small-Cap Value Fund


                        HARRIS INSIGHT FIXED INCOME FUNDS

                                    Bond Fund

                              High Yield Bond Fund

                        Intermediate Government Bond Fund

                        Intermediate Tax-Exempt Bond Fund

                          Short/Intermediate Bond Fund

                              Tax-Exempt Bond Fund

                         Ultra Short Duration Bond Fund


                        HARRIS INSIGHT MONEY MARKET FUNDS

                          Government Money Market Fund

                                Money Market Fund

                          Tax-Exempt Money Market Fund

  AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
     APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
                      PROSPECTUS IS ADEQUATE OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              HARRIS INSIGHT FUNDS

                              INSTITUTIONAL SHARES

At a special meeting held on March 25, 2006, the Board of Trustees of the Harris Insight Funds Trust (the "Trust") unanimously approved and recommended that shareholders approve:

      o Phoenix Investment Counsel, Inc. ("PIC") to become the investment adviser to each series of the Trust (the "Funds"), pursuant to a proposed investment advisory agreement between the Trust and PIC;

      o Harris Investment Management, Inc. ("HIM") to become the subadviser to each Fund, except International Fund, Emerging Markets Fund, Bond Fund and High Yield Bond Fund, pursuant to a proposed subadvisory agreement between PIC and HIM;

      o Vontobel Asset Management Inc. ("Vontobel") to become the subadviser to the International Fund and Emerging Markets Fund, pursuant to a proposed subadvisory agreement between PIC and Vontobel; and

      o Seneca Capital Management LLC, to become the subadviser to the Bond Fund and High Yield Bond Fund, pursuant to a proposed subadvisory agreement between PIC and Seneca.

HIM and Harris N.A., the Funds' administrator, recommended these changes because they have decided to exit the business of acting as the sponsor and principal service provider to U.S. mutual funds. Accordingly, HIM would stop providing principal investment advisory services to the Funds. The terms and conditions of the transaction between HIM and PIC are set forth in a Transaction Agreement, dated as of March 28, 2006, among PIC, HIM, Harris Financial Corp. and Phoenix Investment Partners, Ltd. ("PXP"). The new advisory and subadvisory agreements (as well as certain other proposals) (the "Proposals") are subject to approval of shareholders at a Special Meeting of Shareholders to be held May 11, 2006. The Record Date for the Meeting is March 27, 2006. If the Proposals are approved, and the other conditions set forth in the Transaction Agreement are satisfied or waived, the changes described above are anticipated to occur during the second calendar quarter of 2006.

If shareholders of the Funds approve the Proposals, the Funds' advisory agreement with HIM, and HIM's subadvisory agreements with Hansberger Global Investors, Inc. for International Fund and Emerging Markets Fund, and with HIM Monegy, Inc. for the High Yield Bond Fund, would be terminated. PIC would become the investment adviser to the Funds and HIM would continue to manage most of the Funds, as the subadviser, pursuant to a subadvisory agreement between PIC and HIM. In addition, subject to shareholder approval, nominees who currently are trustees of certain investment companies sponsored or managed by PIC would replace the current trustees of the Trust effective upon the transition to PIC.

The current Trustees have been informed by PIC that it intends to ask the proposed trustees, if they are elected and if the transition to PIC is completed, to authorize the removal of the redemption fee currently in effect. After the transition to PIC, additional changes may be made such as closing or merging of certain Funds. PIC has informed the Trust that it is considering recommending to the proposed trustees, if they are elected and if the transition to PIC is completed, that the following Funds be liquidated: Index Fund, Intermediate Government Bond Fund and Ultra Short Duration Bond Fund. Any such termination would be subject to the approval of the proposed trustees.

PIC is a registered investment adviser and a wholly-owned subsidiary of Phoenix Equity Planning Corporation, a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), the asset management subsidiary of The Phoenix Companies Inc. Based in Hartford, Connecticut, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors as of December 31, 2005. This includes the Phoenix family of 51 retail mutual funds, which are managed by PIC and its affiliates and by external subadvisers.

The Funds' shareholders as of close of business on March 27, 2006 were mailed a Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Proposals.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                 HARRIS INSIGHT EQUITY FUNDS
                Introduction to Equity Funds        PAGE  2
                               Balanced Fund              3
                            Core Equity Fund              4
                       Emerging Markets Fund              5
                                 Equity Fund              6
                                  Index Fund              7
                          International Fund              8
                       Small-Cap Growth Fund              9
                  Small-Cap Opportunity Fund             10
                        Small-Cap Value Fund             11
                         Risk Considerations             12
                           Fees and Expenses             14

           HARRIS INSIGHT FIXED INCOME FUNDS
          Introduction to Fixed Income Funds             15
                                   Bond Fund             16
                        High Yield Bond Fund             17
           Intermediate Government Bond Fund             18
           Intermediate Tax-Exempt Bond Fund             19
                Short/Intermediate Bond Fund             20
                        Tax-Exempt Bond Fund             21
              Ultra Short Duration Bond Fund             22
                         Risk Considerations             23
                           Fees and Expenses             25

           HARRIS INSIGHT MONEY MARKET FUNDS
          Introduction to Money Market Funds             26
                Government Money Market Fund             27
                           Money Market Fund             28
                Tax-Exempt Money Market Fund             29
                         Risk Considerations             30
                           Fees and Expenses             31

                          INVESTMENT ADVISER             32

                          PORTFOLIO MANAGERS             33

                      PRICING OF FUND SHARES             37

                        SHAREHOLDER SERVICES             39

            DIVIDENDS AND TAX CONSIDERATIONS             44

                   DISTRIBUTION ARRANGEMENTS             45

           MASTER FUND/FEEDER FUND STRUCTURE             45

                               TERMS TO KNOW             46

                        FINANCIAL HIGHLIGHTS             48

2

                           HARRIS INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

                          INTRODUCTION TO EQUITY FUNDS
--------------------------------------------------------------------------------

  These Funds invest in stocks, which represent partial ownership in a company. They generally pursue capital appreciation: that is, an increase in the Fund's share value. In some cases, these Funds also seek dividend income.

Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.

Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 12.

                                  BALANCED FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide current income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets. The Fund may invest in the equity securities of companies of any size.

The adviser reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of the Russell 1000 Index and between 35% and 60% of the return of the Lehman Brothers Aggregate Bond Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o   Allocation risk

o   Credit risk

o   Interest rate risk

o   Manager risk

o   Market risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to those of broad measures of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  98     99     00     01     02     03     04     05

 8.61  -1.30  12.31   1.21  -9.02  19.33  13.32   7.45

BEST QUARTER: Q2 2003  9.00%                      WORST QUARTER: Q3 2002 -8.34%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                  1 Year       5 Years       (3/24/97)
--------------------------------------------------------------------------------
BALANCED FUND
    Return Before Taxes           7.45%         5.99%          7.83%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions              5.44%         4.90%          6.02%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares           6.10%         4.61%          5.81%
================================================================================
RUSSELL 1000 INDEX                6.27%         1.07%          7.49%
================================================================================
LEHMAN BROTHERS
AGGREGATE BOND INDEX              2.43%         5.87%          6.71%
================================================================================

4

                                CORE EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The adviser selects securities that are considered to be undervalued and to represent growth opportunities. The adviser considers many factors, but there is a focus on a company's sales, earnings and valuation.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o   Manager risk

o   Market risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  96     97     98     99      00     01      02     03     04     05

 28.92  32.81  25.03  16.56  -7.67  -12.31  -23.54  30.49  13.32  8.97

BEST QUARTER: Q4 1998 22.71%                     WORST QUARTER: Q3 2002 -15.70%

AVERAGE ANNUAL TOTAL RETURN 1
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                  1 Year       5 Years       (2/26/96)
--------------------------------------------------------------------------------
CORE EQUITY FUND
     Return Before Taxes          8.97%         1.56%          8.57%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions             5.97%         0.55%          7.17%
     ---------------------------------------------------------------------------
     Return After Taxes on
     Distributions and
     Sale of Fund Shares          7.20%         0.99%          7.02%
================================================================================
S&P 500 STOCK INDEX               4.91%         0.54%          8.75%
================================================================================

1 The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris N.A. (Harris) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act") nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

   The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's return for the period ended 12/31/05, including the performance of the predecessor fund, is 9.55% for 10 Years. The performance of the S&P 500 Stock Index for the same period is 9.07%.

                              EMERGING MARKETS FUND

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in equity securities of issuers located in emerging markets countries. The sub-adviser selects securities it considers undervalued. The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The Fund's investments reflect a broad cross-section of countries, industries and companies.

When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects, financial soundness as well as such other valuation criteria, which may include a company's price-to-earnings, price-to-cash flow and/or price-to-book ratios.

The sub-adviser also evaluates such criteria as:

o   Political climate of a country

o   Interest rate and currency considerations

o   Equity market valuations

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o   Currency rate risk

o   Foreign securities risk

o   Geographic concentration risk

o   Manager risk

o   Market risk

o   Small company risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  98     99      00      01     02     03     04     05

-31.16  64.53  -28.55  -0.60  -1.84  51.11  20.04  31.23

BEST QUARTER: Q4 1999 32.66%                     WORST QUARTER: Q2 1998 -27.09%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                  1 Year       5 Years       (10/21/97)
--------------------------------------------------------------------------------
EMERGING MARKETS FUND
    Return Before Taxes           31.23%       18.36%          5.96%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions              28.53%       17.58%          5.53%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares           23.78%       16.19%          5.17%
================================================================================
MSCI EMERGING
MARKETS FREE INDEX                34.54%       19.44%          9.30%
================================================================================

6

                                   EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation and current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The adviser selects stocks that are representative of the companies found within the Russell 1000 Value Index in an effort to:

o Provide greater returns, over the long-term, than the securities comprising the Russell 1000 Value Index

o   Maintain a risk level approximating that of the Russell 1000 Value Index

The Fund's portfolio consists of approximately 60 to 90 stocks, diversified among major sectors of the market.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o   Manager risk

o   Market risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  97     98      99     00      01     02     03     04     05

35.89   13.80  -1.57    8.48  -3.00  -20.99  28.68  18.14  12.52

BEST QUARTER: Q4 1998 18.81%                     WORST QUARTER: Q3 2002 -16.19%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                  1 Year       5 Years       (2/26/96)
--------------------------------------------------------------------------------
EQUITY FUND
    Return Before Taxes           12.52%        5.56%           9.57%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions              10.96%        4.89%           7.05%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares            9.83%        4.59%           7.17%
================================================================================
RUSSELL 1000 VALUE INDEX           7.05%        5.28%          10.43%
================================================================================

                                   INDEX FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide the return and risk characteristics of the S&P 500.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500.

The adviser employs a "passively" managed - or index - investment approach that attempts to replicate the performance of the index while not necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. The Fund seeks a quarterly performance within one percentage point of the performance of the S&P 500. On a regular basis, the adviser compares the Fund's performance to that of the S&P 500. The adviser may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 Stock Index Futures Contracts to reduce transactional costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o   Leverage risk

o   Manager risk

o   Market risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  96     97     98     99      00     01      02     03     04     05

22.71  32.78  28.22   20.40  -9.33  -12.30  -22.21  28.11  10.48  5.38

BEST QUARTER: Q4 1998 21.23%                     WORST QUARTER: Q3 2002 -17.08%

AVERAGE ANNUAL TOTAL RETURN 1
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                  1 Year       5 Years       (2/26/96)
================================================================================
INDEX FUND
    Return Before Taxes           5.38%         0.35%          8.13%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions              2.89%        -0.96%          6.78%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares           6.84%         0.04%          6.72%
================================================================================
S&P 500 STOCK INDEX               4.91%         0.54%          8.75%
================================================================================

1 The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor common trust fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

   The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's return for the period ended 12/31/05, including the performance of the predecessor fund, is 8.78% for 10 Years. The performance of the S&P 500 Stock Index for the same period is 9.07%.

8

                               INTERNATIONAL FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation. Income is a secondary objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund invests in securities that the sub-adviser believes are undervalued. When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects, financial soundness as well as such other valuation criteria, which may include a company's price-to-earnings, price-to-cash flow and/or price-to-book ratios.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o   Currency rate risk

o   Foreign securities risk

o   Geographic concentration risk

o   Manager risk

o   Market risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  96     97     98     99      00     01      02     03     04     05

 5.11  -4.87  -4.64  27.33   -9.34  -19.29  -14.41  40.44  16.48  13.60

BEST QUARTER: Q2 2003 20.97%                     WORST QUARTER: Q3 2002 -20.03%

AVERAGE ANNUAL TOTAL RETURN 1
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                  1 Year       5 Years       (2/26/96)
--------------------------------------------------------------------------------
INTERNATIONAL FUND
    Return Before Taxes           13.60%        5.12%          3.47%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions              13.60%        5.12%          3.14%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares            9.27%        4.53%          2.89%
================================================================================
MSCI EAFE INDEX                   14.02%        4.94%          6.19%
================================================================================

1 The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor common trust fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

   The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's return for the period ended 12/31/05, including the performance of the predecessor fund, is 3.52% for 10 Years. The performance of the MSCI EAFE Index for the same period is 6.18%.

                              SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in the securities of small-cap companies. The adviser considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index. The Fund invests in equity securities of companies that the adviser believes offer superior prospects for growth, i.e., issues with the potential for accelerated earnings or revenue growth relative to the broader stock market and higher-than-average forecast earnings-growth rates. Valuation is a secondary consideration in stock selection. The adviser seeks to replicate the characteristics of the Russell 2000 Growth Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o   Industry concentration risk

o   Manager risk

o   Market risk

o   Small company risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

   02     03     04     05

-20.66  48.31  20.37   3.40

BEST QUARTER: Q2 2003 22.89%                     WORST QUARTER: Q3 2002 -15.51%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                               1 Year         (1/9/01)
--------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
    Return Before Taxes                         3.40%          7.26%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions                            2.56%          7.09%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares                         2.99%          6.26%
================================================================================
RUSSELL 2000 GROWTH INDEX                       4.15%          3.90%
================================================================================

10

                           SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in the securities of small-cap companies. The adviser considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index. The Fund invests in the securities of companies that the adviser believes have growth potential. In selecting securities, the adviser focuses on those companies that appear to have potential for above-average sales growth but are attractively valued relative to the securities of comparable companies. The adviser seeks to replicate the characteristics of the Russell 2000 Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o   Manager risk

o   Market risk

o   Small company risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  96     97     98     99     00     01     02     03     04     05

18.80  25.47   1.16  40.14   6.75  -9.65  -14.58  52.02  24.16  4.55

BEST QUARTER: Q4 1999 28.21%                     WORST QUARTER: Q3 1998 -21.01%

AVERAGE ANNUAL TOTAL RETURN  1
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                  1 Year       5 Years       (2/26/96)
--------------------------------------------------------------------------------
SMALL-CAP OPPORTUNITY FUND
    Return Before Taxes           4.55%         8.78%          12.92%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions              1.91%         7.58%          11.23%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares           6.55%         7.45%          10.90%
================================================================================
RUSSELL 2000 INDEX                4.55%         8.22%           9.05%
================================================================================

1 The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

   The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's return for the period ended 12/31/05, including the performance of the predecessor fund, is 13.14% for 10 Years. The performance of the Russell 2000 Index for the same period is 9.26%.

                              SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation. Income is a secondary objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in the securities of small-cap companies. The adviser considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index. The adviser looks for securities it considers to be undervalued at the time of purchase. The adviser uses a value investment strategy that looks for companies that are temporarily out of favor and attractively valued relative to the securities of comparable companies. In searching for stocks with lower than average valuations, the manager considers, among other things, price-to-earnings and price-to-book ratios. The adviser seeks to replicate the characteristics the Russell 2000 Value Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o   Manager risk

o   Market risk

o   Small company risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  96     97     98     99     00     01     02     03     04     05

15.05  29.58  -3.93   0.49  34.45   5.57  -12.76  43.04  28.93  8.90

BEST QUARTER: Q2 2003 20.15%                     WORST QUARTER: Q3 2002 -20.15%

AVERAGE ANNUAL TOTAL RETURN 1
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                  1 Year       5 Years       (3/24/97)
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
    Return Before Taxes           8.90%        13.09%          13.56%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions              6.29%        11.48%          11.85%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares           8.66%        10.94%          11.28%
================================================================================
RUSSELL 2000 VALUE INDEX          4.71%        13.55%          12.25%
================================================================================

1 The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

   The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's return for the period ended 12/31/05, including the performance of the predecessor fund, is 13.60% for 10 Years. The performance of the Russell 2000 Value Index for the same period is 13.08%.

12

                       RISK CONSIDERATIONS - EQUITY FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


------------------------------------------------------------------------------------------------------------------------------
                                       Core    Emerging                                    Small-Cap    Small-Cap    Small-Cap
RISKS FOR ONE              Balanced   Equity   Markets    Equity   Index   International    Growth     Opportunity     Value
OR MORE FUNDS                Fund      Fund      Fund      Fund    Fund        Fund          Fund         Fund         Fund
------------------------------------------------------------------------------------------------------------------------------
Allocation                    P
------------------------------------------------------------------------------------------------------------------------------
Counterparty                  O         O         O         O        O           O             O            O            O
------------------------------------------------------------------------------------------------------------------------------
Credit                        P                   O                              O
------------------------------------------------------------------------------------------------------------------------------
Currency rate                 O                   P                              P
------------------------------------------------------------------------------------------------------------------------------
Foreign securities            O         O         P         O                    P             O            O            O
------------------------------------------------------------------------------------------------------------------------------
Geographic concentration                          P                              P
------------------------------------------------------------------------------------------------------------------------------
Industry concentration                            O                              O             P
------------------------------------------------------------------------------------------------------------------------------
Interest rate                 P                   O                  O           O
------------------------------------------------------------------------------------------------------------------------------
Leverage                      O         O         O         O        P           O             O            O            O
------------------------------------------------------------------------------------------------------------------------------
Manager                       P         P         P         P        P           P             P            P            P
------------------------------------------------------------------------------------------------------------------------------
Market                        P         P         P         P        P           P             P            P            P
------------------------------------------------------------------------------------------------------------------------------
Prepayment                    P
------------------------------------------------------------------------------------------------------------------------------
Small company                 O                   P                              O             P            P            P
------------------------------------------------------------------------------------------------------------------------------
Volatility                    O         P         P         P        O           P             P            P            P
------------------------------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o   The investment objective

o   The Fund's ability to achieve its objective

o   The markets in which the Fund invests

o   The investments the Fund makes in those markets

o   Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives. During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

ALLOCATION RISK

The risk that the percentages of the fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK

The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INDUSTRY CONCENTRATION RISK

The risk that investments concentrated in a particular industry or group of industries will underperform or be more volatile than investments in other industry sectors because of economic, regulatory, financial, or market conditions significantly affecting that industry or group. For example, the software or biotechnology industries can be significantly affected by patent considerations, intense competition, rapid change and product obsolescence, and government regulation. Companies in these sectors may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. Similarly, these industries can be significantly affected by the obsolescence of existing products or processes, short product cycles, falling prices and profits, and competition from new or unanticipated market entrants.

INTEREST RATE RISK

The risk that bond prices overall will decline because of rising interest rates. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing a fund's duration and reducing the value of such a security. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., forward or futures contracts, derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations. As interest rates decline, the issuers of securities held by a fund may prepay principal earlier that scheduled, forcing a fund to reinvest in lower yielding securities. This prepayment may reduce a fund's income. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk.

SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of small-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VOLATILITY RISK

The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

14

                        FEES AND EXPENSES - EQUITY FUNDS
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Equity Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                   None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS        None
REDEMPTION FEE                                                     2.00%*
--------------------------------------------------------------------------------
* TO DISCOURAGE SHORT-TERM TRADING, YOU WILL BE CHARGED A 2.00% FEE IF YOU REDEEM OR EXCHANGE SHARES FROM ANY OF THE EQUITY FUNDS WITHIN 30 DAYS OF ACQUISITION.

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------
                                       Core    Emerging                                    Small-Cap    Small-Cap    Small-Cap
                           Balanced   Equity   Markets    Equity   Index   International    Growth     Opportunity     Value
------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees     0.50%     0.70%     1.25%     0.70%   0.20%       1.05%         0.75%        0.75%        0.70%
Other Expenses               0.34      0.27      0.35      0.21    0.25        0.29          0.71         0.22         0.24
------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses     0.84%     0.97%     1.60%     0.91%   0.45%       1.34%         1.46%        0.97%        0.94%
------------------------------------------------------------------------------------------------------------------------------


1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary and contractual waivers of investment advisory fees by HIM, voluntary and contractual waivers of administrative fees by Harris, or voluntary reimbursements of Fund expenses by Harris. Commencing August 8, 2005, Harris agreed to waive any administration fees payable to it exceeding its costs and the fees payable to PFPC, Inc. as sub-administrator through the term of Harris' administration agreement with the Funds. (These waivers and reimbursements are expected to remain in effect until at least December 31, 2006 and, if voluntary, may be decreased by HIM or Harris). After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2005 were:


                                       Core    Emerging                                    Small-Cap    Small-Cap    Small-Cap
                           Balanced   Equity   Markets    Equity   Index   International    Growth     Opportunity     Value
------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees    0.50%     0.70%     1.15%     0.70%    0.17%       0.95%         0.29%        0.75%        0.70%
Other Expenses              0.29%     0.23%     0.30%     0.17%    0.23%       0.24%         0.67%        0.19%        0.20%
Total Operating Expenses    0.79%     0.93%     1.45%     0.87%    0.40%       1.19%         0.96%        0.94%        0.90%
------------------------------------------------------------------------------------------------------------------------------


Customers of a financial institution such as Harris may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                       Core    Emerging                                    Small-Cap    Small-Cap    Small-Cap
                           Balanced   Equity    Markets   Equity   Index   International    Growth     Opportunity     Value
------------------------------------------------------------------------------------------------------------------------------
One Year                    $   86    $   99    $  163    $   93   $  46      $  136        $  149       $   99       $   96
------------------------------------------------------------------------------------------------------------------------------
Three Years                    268       309       505       290     144         425           462          309          300
------------------------------------------------------------------------------------------------------------------------------
Five Years                     466       536       871       504     252         734           797          536          520
------------------------------------------------------------------------------------------------------------------------------
Ten Years                    1,037     1,190     1,900     1,120     567       1,613         1,746        1,190        1,155
------------------------------------------------------------------------------------------------------------------------------


                        HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------
                       INTRODUCTION TO FIXED INCOME FUNDS
--------------------------------------------------------------------------------

 These Funds invest primarily in bonds, which are debt instruments that normally --
                o Pay a set amount of interest on a regular basis
         o Repay the face amount, or principal, at a stated future date
 o Are issued by domestic and foreign corporations, federal and state governments, and their agencies

Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 23.

16

                                    BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in bonds and similar fixed income securities.

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. Accordingly, the Fund's holdings may experience more share-price volatility than bonds with shorter maturities, making the Fund a more suitable investment for long-term investors.

The Fund may invest in bonds and debentures, U.S. government securities, U.S. dollar denominated debt obligations of foreign governments, mortgage-backed and asset-backed securities, municipal securities, zero-coupon securities, other floating/variable rate obligations, and options and interest-rate futures contracts.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 23.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Manager risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

 97     98      99      00     01     02     03     04     05

9.41   7.12   -0.91   13.06   8.32   7.18   3.93   4.07   2.44

BEST QUARTER: Q4 2000 5.04%                       WORST QUARTER: Q2 2004 -2.34%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                  1 Year       5 Years       (4/16/96)
--------------------------------------------------------------------------------
BOND FUND
    Return Before Taxes           2.44%         5.16%          6.12%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions              0.84%         3.20%          3.75%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares           1.57%         3.23%          3.76%
================================================================================
LEHMAN BROTHERS AGGREGATE
BOND INDEX                        2.43%         5.87%          6.64%
================================================================================

                              HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of total return through a combination of income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in domestic and foreign bonds, commonly known as "junk bonds", that have a credit quality rated below "Baa" by Moody's Investors Service, Inc. (Moody's) and "BBB" by Standard and Poor's Corporation (S&P). The Fund may also invest in a broad range of interest-rate sensitive securities, including preferred stocks, interest-rate futures contracts, and foreign currency futures and forwards for the purpose of hedging. The Fund may also invest up to 20% of its assets in common stocks and convertible securities.

Achievement of the Fund's investment objective will be more dependent on the adviser's credit analysis than would be the case if the Fund were investing in higher-quality debt securities. The adviser's analysis may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 23.)

o   Credit risk

o   Foreign securities risk

o   High yield securities (junk bond) risk

o   Income risk

o   Interest rate risk

o   Leverage risk

o   Manager risk

o   Prepayment risk

Because of the speculative nature of the Fund's investments, you should carefully consider the risks associated with this Fund before you purchase shares.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

 00     01      02      03     04     05

6.02   8.02    0.09   18.15   10.65   1.94


BEST QUARTER: Q2 2003 6.71%                       WORST QUARTER: Q2 2002 -3.17%

AVERAGE ANNUAL TOTAL RETURN 1
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                               1 Year        (9/23/02)
--------------------------------------------------------------------------------
High Yield Bond Fund
    Return Before Taxes                         1.94%          10.43%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions                           -0.45%           7.60%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares                         1.26%           7.31%
================================================================================
BEAR STEARNS HIGH YIELD BOND INDEX              1.79%          14.13%
================================================================================

1 The Fund is the successor, effective September 23, 2002, to a collective investment fund managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor collective trust fund from its inception on July 12, 1999 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

   The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's return for the period ended 12/31/05, including the performance of the predecessor fund, is 7.58% for 5 years and 7.19% for Life of Fund. The performance of the Bear Stearns High Yield Bond Index for the same periods is 8.72% and 5.40%, respectively.

18

                        INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of current income, consistent with preservation of capital.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates),

o Securities issued by U.S. government agencies whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only, and

o   Repurchase agreements collateralized by U.S. government securities.

The adviser may invest up to 20% of the Fund's assets in:

o   Asset-backed securities

o   Non-agency mortgage-backed securities

o   Corporate bonds

The dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 23.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Manager risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  96     97     98      99     00     01      02      03     04     05

 4.06   7.82   7.45   -0.80   13.18  7.74    10.39   2.40    3.05  2.49

BEST QUARTER: Q3 2002 5.22%                       WORST QUARTER: Q2 2004 -2.45%

AVERAGE ANNUAL TOTAL RETURN 1
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                  1 Year       5 Years       (3/24/97)
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT
BOND FUND
    Return Before Taxes           2.49%         5.17%          6.06%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions              0.89%         3.29%          3.86%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares           1.63%         3.31%          3.84%
================================================================================
LEHMAN BROTHERS
INTERMEDIATE GOVERNMENT
BOND INDEX                        1.68%         4.82%          5.82%
================================================================================

1 The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

   The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's return for the period ended 12/31/05, including the performance of the predecessor fund, is 5.70% for 10 Years. The performance of the Lehman Brothers Intermediate Government Bond Index for the same period is 5.50%.

                        INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in a broad range of municipal securities. These securities generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. This policy is fundamental and may only be changed by shareholder approval. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o Credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt

Under normal market conditions, the Fund's investments will have a dollar-weighted average maturity in a range of three to ten years. Such intermediate-term securities share these basic characteristics:

o They offer a higher income stream and somewhat higher share price volatility than shorter-term municipal bonds

o They tend to deliver less income with greater share price stability than longer-term bonds

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 23.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Manager risk

o   Municipal market risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  96     97     98      99     00     01      02      03     04     05

 3.06   6.41   4.94   -0.43   11.21  5.58    9.82    4.64   3.02   2.19

BEST QUARTER: Q3 2002 4.66%                       WORST QUARTER: Q2 2004 -2.26%

AVERAGE ANNUAL TOTAL RETURN 1
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                  1 Year       5 Years       (2/26/96)
--------------------------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT
BOND FUND
    Return Before Taxes           2.19%         5.02%          5.01%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions              2.19%         5.02%          4.95%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares           2.97%         4.94%          4.90%
================================================================================
LEHMAN BROTHERS 3-15 YEAR
BLEND MUNICIPAL BOND INDEX        2.25%         5.18%          5.45%
================================================================================

1 The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

   The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/05, including the performance of the predecessor fund, is 4.99% for 10 Years. Performance of the Lehman Brothers 3-15 Year Blend Municipal Bond Index for the same period is 5.42%.

20

                          SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in bonds with a short/intermediate-term average maturity.

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

The Fund may invest in bonds and debentures, U.S. government securities, U.S. dollar denominated debt obligations of foreign governments, mortgage-backed and asset-backed securities, municipal securities, zero-coupon securities, other floating/variable rate obligations, and options and interest-rate futures contracts.

If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 23.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Manager risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

 97     98      99      00      01     02     03      04     05

7.15   7.01    0.81   10.40    7.86   6.40   4.11    2.92   1.36


BEST QUARTER: Q3 2001 4.16%                       WORST QUARTER: Q2 2004 -2.22%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                  1 Year       5 Years       (2/26/96)
--------------------------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
    Return Before Taxes           1.36%         4.50%          5.20%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions              0.02%         2.76%          3.08%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares           0.88%         2.80%          3.11%
================================================================================
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CREDIT BOND INDEX      1.58%         5.50%          5.93%
================================================================================

                              TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in municipal securities with varying maturities. These securities may be of various maturities and generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o Credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the adviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 23.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Manager risk

o   Municipal market risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  96     97     98      99     00     01      02      03     04     05

 3.76   8.55   4.88   -3.07   14.41  6.02    11.42   5.81   3.46   2.76

BEST QUARTER: Q4 2000 6.20%                       WORST QUARTER: Q2 2004 -2.69%

AVERAGE ANNUAL TOTAL RETURN 1
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                  1 Year       5 Years       (2/26/96)
--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
    Return Before Taxes           2.76%         5.85%          5.71%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions              2.57%         5.75%          5.52%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares           3.48%         5.70%          5.49%
================================================================================
LEHMAN BROTHERS MUNICIPAL
BOND INDEX                        3.51%         5.59%          5.80%
================================================================================

1 The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of its predecessor fund until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

   The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's return for the period ended 12/31/05, including the performance of the predecessor fund, is 5.70% for 10 Years. The performance of the Lehman Brothers Municipal Bond Index for the same period is 5.71%.

22

                         ULTRA SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in investment-grade fixed income instruments. The Fund invests in a broad range of short-term instruments, including U.S. government securities, and bank and commercial obligations. Commercial paper purchased by the Fund will consist of direct obligations of domestic and foreign corporate issuers, including bank holding companies. The Fund may also invest in repurchase agreements and asset- or mortgage-backed securities. Because of the short-term nature of the Fund's investments, the Fund's duration is generally not expected to exceed 12 months.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will normally purchase only securities (other than U.S. government securities) that are investment grade.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

The Fund is not managed to maintain a stable net asset value.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 23.)

o   Credit risk

o   Foreign securities risk

o   Income risk

o   Interest rate risk

o   Manager risk

Because of the nature of some of the Fund's investments, you should carefully consider the risks associated with this Fund before you purchase shares.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

 05

2.76

BEST QUARTER: Q2 2005 0.94%                         WORST QUARTER: Q2 2004 0.05%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                                            Life of Fund
                                               1 Year        (4/01/04)
--------------------------------------------------------------------------------
ULTRA SHORT DURATION BOND FUND
    Return Before Taxes                         2.76%          2.09%
    ----------------------------------------------------------------------------
    Return After Taxes
    on Distributions                            1.79%          1.19%
    ----------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares                         1.79%          1.26%
================================================================================
MERRILL LYNCH 9-12 MONTHS
U.S. TREASURY NOTES AND BONDS INDEX             2.57%          1.81%
================================================================================

                    RISK CONSIDERATIONS - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


-----------------------------------------------------------------------------------------------------------------------------
                                         High       Intermediate    Intermediate       Short/                     Ultra Short
RISKS FOR ONE                            Yield       Government      Tax-Exempt     Intermediate    Tax-Exempt     Duration
OR MORE FUNDS             Bond Fund    Bond Fund     Bond Fund       Bond Fund       Bond Fund      Bond Fund      Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
Counterparty                  O            O             O               O               O              O              O
-----------------------------------------------------------------------------------------------------------------------------
Credit                        P            P             P               P               P              P              P
-----------------------------------------------------------------------------------------------------------------------------
Foreign securities            O            P             O                               O                             P
-----------------------------------------------------------------------------------------------------------------------------
High yield securities         O            P                                             O
-----------------------------------------------------------------------------------------------------------------------------
Income                        P            P             P               P               P              P              P
-----------------------------------------------------------------------------------------------------------------------------
Interest rate                 P            P             P               P               P              P              P
-----------------------------------------------------------------------------------------------------------------------------
Leverage                      O            P             O               O               O              O              O
-----------------------------------------------------------------------------------------------------------------------------
Manager                       P            P             P               P               P              P              P
-----------------------------------------------------------------------------------------------------------------------------
Market                        O            O             O               O               O              O              O
-----------------------------------------------------------------------------------------------------------------------------
Municipal market              O                                          P                              P              O
-----------------------------------------------------------------------------------------------------------------------------
Prepayment                    P            P             P               P               P              P              O
-----------------------------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o   The investment objective

o   The Fund's ability to achieve its objective

o   The markets in which the Fund invests

o   The investments the Fund makes in those markets

o   Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives. During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

HIGH YIELD SECURITIES (JUNK BOND) RISK

Securities rated "BB" or below by S&P or "Ba" or below by Moody's are known as "high yield" securities and are commonly referred to as "junk bonds". These securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make the payment of interest or principal.

24

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

INTEREST RATE RISK

The risk that bond prices overall will decline because of rising interest rates. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing a fund's duration and reducing the value of such a security. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., forward or futures contracts, derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations. As interest rates decline, the issuers of securities held by a fund may prepay principal earlier that scheduled, forcing a fund to reinvest in lower yielding securities. This prepayment may reduce a fund's income. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk.

                     FEES AND EXPENSES - FIXED INCOME FUNDS
--------------------------------------------------------------------------------
        The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Fixed Income Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS         None
REDEMPTION FEE                                                      2.00% *
--------------------------------------------------------------------------------

* TO DISCOURAGE SHORT-TERM TRADING, YOU WILL BE CHARGED A 2.00% FEE IF YOU REDEEM OR EXCHANGE SHARES FROM ANY OF THE FIXED INCOME FUNDS (OTHER THAT THE ULTRA SHORT DURATION BOND FUND) WITHIN 30 DAYS OF ACQUISITION.

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)


-----------------------------------------------------------------------------------------------------------------------------
                                                    Intermediate    Intermediate       Short/                     Ultra Short
                                      High Yield     Government      Tax-Exempt     Intermediate    Tax-Exempt     Duration
                            Bond         Bond           Bond            Bond            Bond           Bond          Bond
-----------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees    0.65%        0.45%         0.45%           0.45%           0.70%          0.45%          0.20%
Other Expenses              0.23         0.33          0.49            0.22            0.22           0.29           0.30
-----------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses    0.88%        0.78%         0.94%           0.67%           0.92%          0.74%          0.50%
-----------------------------------------------------------------------------------------------------------------------------


1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary and contractual waivers of investment advisory fees by HIM, voluntary and contractual waivers of administrative fees by Harris, or voluntary reimbursements of Fund expenses by Harris. Commencing August 8, 2005, Harris agreed to waive any administration fees payable to it exceeding its costs and the fees payable to PFPC, Inc. as sub-administrator through the term of Harris' administration agreement with the Funds. (These waivers and reimbursements are expected to remain in effect until at least December 31, 2006 and, if voluntary, may be decreased by HIM or Harris). After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2005 were:

-----------------------------------------------------------------------------------------------------------------------------
                                                    Intermediate    Intermediate       Short/                     Ultra Short
                                      High Yield     Government      Tax-Exempt     Intermediate    Tax-Exempt     Duration
                            Bond         Bond           Bond            Bond            Bond           Bond          Bond
-----------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees   0.38%        0.31%          0.06%           0.20%           0.39%          0.20%          0.05%
Other Expenses             0.19%        0.27%          0.42%           0.19%           0.18%          0.25%          0.20%
Total Operating Expenses   0.57%        0.58%          0.48%           0.39%           0.57%          0.45%          0.25%
-----------------------------------------------------------------------------------------------------------------------------

Customers of a financial institution such as Harris may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------------------------------------------
                                                    Intermediate    Intermediate       Short/                     Ultra Short
                                      High Yield     Government      Tax-Exempt     Intermediate    Tax-Exempt     Duration
                            Bond         Bond           Bond            Bond            Bond           Bond          Bond
-----------------------------------------------------------------------------------------------------------------------------
One Year                   $   90        $ 80          $   96           $ 68          $   94          $  76          $ 51
-----------------------------------------------------------------------------------------------------------------------------
Three Years                   281         249             300            214             293            237           160
-----------------------------------------------------------------------------------------------------------------------------
Five Years                    488         433             520            373             509            411           280
-----------------------------------------------------------------------------------------------------------------------------
Ten Years                   1,084         966           1,155            835           1,131            918           628
-----------------------------------------------------------------------------------------------------------------------------

26

                        HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    THESE FUNDS INVEST IN SHORT-TERM MONEY MARKET SECURITIES ISSUED BY BANKS, OTHER U.S. CORPORATIONS, THE U.S. GOVERNMENT, STATE OR LOCAL GOVERNMENTS, AND OTHER ENTITIES. THESE SECURITIES MAY INCLUDE CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES, FIXED-TERM OBLIGATIONS,
      COMMERCIAL PAPER, ASSET-BACKED SECURITIES AND REPURCHASE AGREEMENTS.

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?
--------------------------------------------------------------------------------
Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o   Buy only high-quality, short-term money market instruments

o   Buy securities with remaining maturities no longer than 397 days

Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's principal investment strategies and risks are discussed in this prospectus. Other investment practices, and their related risks, are described in the Statement of Additional Information.

The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 30.

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);

o securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and

o   repurchase agreements backed by any of the foregoing securities.

The Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 30.)

o   Credit risk

o   Income risk

o   Manager risk

o   Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return
(AS OF 12/31 EACH YEAR)

BEST QUARTER: Q4 2000 1.61%                        WORST QUARTER: Q3 2003 0.22%

                                  [BAR CHART]

  96     97     98      99     00     01      02      03     04     05

 5.24   5.48   5.43    5.04    6.24  4.04     1.65   1.02   1.23   3.06


AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                  1 Year       5 Years      10 Years
--------------------------------------------------------------------------------
GOVERNMENT MONEY
MARKET FUND                       3.06%        2.19%        3.83%
================================================================================

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 4.17%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

28

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 30.)

o   Credit risk

o   Foreign securities risk

o   Income risk

o   Manager risk

o   Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  96     97     98      99     00     01      02      03     04     05

 5.38   5.66   5.61    5.29    6.46  4.21     1.83   1.10   1.29   3.15

BEST QUARTER: Q4 2000 1.66%                         WORST QUARTER: Q1 2004 0.24%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                  1 Year       5 Years        10 Years
--------------------------------------------------------------------------------
MONEY MARKET FUND                 3.15%         2.31%          3.98%
================================================================================

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 4.20%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and are not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund will invest primarily in U.S. dollar-denominated high-quality municipal securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 30.)

o   Credit risk

o   Income risk

o   Manager risk

o   Municipal market risk

o   Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  96     97     98      99     00     01      02      03     04     05

 3.19   3.47   3.35    3.07    3.94   2.70   1.35    0.90   1.00   2.23

BEST QUARTER: Q4 2000 1.03%                        WORST QUARTER: Q3 2003 0.19%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
================================================================================
                                  1 Year       5 Years        10 Years
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY
MARKET FUND                       2.23%         1.63%          2.51%
================================================================================

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 3.20%. AS OF THE SAME DATE, THE EFFECTIVE TAX-EQUIVALENT SEVEN-DAY YIELD FOR THE FUND WAS 4.44%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

30

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.

--------------------------------------------------------------------------------
                            Government                             Tax-Exempt
RISKS FOR ONE                  Money              Money              Money
OR MORE FUNDS               Market Fund        Market Fund        Market Fund
--------------------------------------------------------------------------------
Counterparty                     O                  O                  O
--------------------------------------------------------------------------------
Credit                           P                  P                  P
--------------------------------------------------------------------------------
Foreign securities                                  P
--------------------------------------------------------------------------------
Income                           P                  P                  P
--------------------------------------------------------------------------------
Manager                          P                  P                  P
--------------------------------------------------------------------------------
Municipal market                                                       P
--------------------------------------------------------------------------------
Principal stability              P                  P                  P
--------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o   The investment objective

o   The Fund's ability to achieve its objective

o   The markets in which the Fund invests

o   The investments the Fund makes in those markets

o   Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                     FEES AND EXPENSES - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                          None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS               None
REDEMPTION FEE                                                            None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
-------------------------------------------------------------------------------------------------------------------------
                                                        Government                Money                    Tax-Exempt
                                                       Money Market               Market                  Money Market
-------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                  0.10%                   0.10%                       0.10%
Other Expenses 1                                          0.15                    0.15                        0.15
-------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses 1                                0.25%                   0.25%                       0.25%
-------------------------------------------------------------------------------------------------------------------------

      1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect expense reductions (expense reimbursements and fee waivers) by Harris. Commencing August 8, 2005, Harris agreed to waive any administration fees payable to it exceeding its costs and the fees payable to PFPC, Inc. as sub-administrator through the term of Harris' administration agreement with the Funds. (These waivers are expected to remain in effect until at least December 31, 2006 and, if voluntary, may be decreased by Harris.) After these reductions, actual other expenses and total operating expenses for the fiscal year ended December 31, 2005 were:

                                     Government        Money        Tax-Exempt
                                    Money Market      Market       Money Market
      --------------------------------------------------------------------------
      Other Expenses                   0.10%           0.07%           0.12%
      Total Operating Expenses         0.20%           0.17%           0.22%
      --------------------------------------------------------------------------

Customers of a financial institution such as Harris may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                              Government           Money           Tax-Exempt
                             Money Market         Market          Money Market
-------------------------------------------------------------------------------
One Year                         $ 26              $ 26               $ 26
-------------------------------------------------------------------------------
Three Years                        80                80                 80
-------------------------------------------------------------------------------
Five Years                        141               141                141
-------------------------------------------------------------------------------
Ten Years                         318               318                318
-------------------------------------------------------------------------------

32

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. In the case of the International Fund and the Emerging Markets Fund, HIM has appointed and oversees the activities of Hansberger Global Investors, Inc. as the investment sub-adviser. In the case of the High Yield Bond Fund, HIM has appointed and oversees the activities of HIM Monegy, Inc., as the investment sub-adviser. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM managed approximately $21.7 billion in assets.

ADVISORY FEES
--------------------------------------------------------------------------------
The following chart shows the investment advisory fees payable, before fee waivers, by each Fund during its last fiscal year.

MANAGEMENT FEES PAYABLE

(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)

Balanced Fund..............................................................0.50%
Core Equity Fund...........................................................0.70
Emerging Markets Fund......................................................1.25
Equity Fund................................................................0.70
Index Fund.................................................................0.20
International Fund.........................................................1.05
Small-Cap Growth Fund......................................................0.75
Small-Cap Opportunity Fund.................................................0.75
Small-Cap Value Fund.......................................................0.70
Bond Fund..................................................................0.65
High Yield Bond Fund.......................................................0.45
Intermediate Government Bond Fund..........................................0.45
Intermediate Tax-Exempt Bond Fund..........................................0.45
Short/Intermediate Bond Fund...............................................0.70
Tax-Exempt Bond Fund.......................................................0.45
Ultra Short Duration Bond Fund.............................................0.20

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

HIM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any Fund. HIM has agreed to waive during the term of its advisory agreement with the Funds a portion of its advisory fee with respect to the Index Fund, International Fund and Emerging Markets Fund, such that the net advisory fee rate for those Funds is 0.10%, 0.80%, and 1.00%, respectively, expressed as a percentage of the Fund's average daily net assets.

INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------
Hansberger Global Investors, Inc. (Hansberger) serves as investment sub-adviser to, and makes all investment decisions for, the International Fund and the Emerging Markets Fund. Hansberger, founded in 1994, is a wholly-owned subsidiary of Hansberger Group, Inc. and provides a broad range of portfolio management services to clients in the U.S. and abroad. As of December 31, 2005, Hansberger managed approximately $7.5 billion in assets. Hansberger is paid for its investment sub-advisory services from the advisory fees HIM receives.

HIM Monegy, Inc. (Monegy) serves as investment sub-adviser to, and makes all investment decisions for, the High Yield Bond Fund. Monegy, originally formed in 1997 as a unit within the Bank of Montreal (the ultimate parent of HIM) to manage credit risk portfolios for third parties, focusing on U.S. high yield bonds, was separately incorporated and became a subsidiary of HIM in 2003. As of December 31, 2005, Monegy managed approximately $1.6 billion in assets. Monegy is paid for its investment sub-advisory services from the advisory fees HIM receives.

Many persons on the staffs of the investment adviser and investment sub-advisers contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are primarily responsible for the day-to-day investment management of the Funds.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.
401 East Las Olas Blvd., Suite 1700
Fort Lauderdale, Florida 33301

INVESTMENT SUB-ADVISER
HIM Monegy, Inc.
302 Bay Street
Toronto, Ontario, M5X 1A1 Canada

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS OF THE HARRIS INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------
BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Johnson joined HIM in 1990. He has served as manager of the Fund since it commenced operations in 1997 and has 36 years of experience in portfolio management. Mr. Johnson is also a manager of the Small-Cap Opportunity Fund.

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 21 years of experience in the fixed-income investment area and has served as a manager of the Fund since 2005. Ms. Alter is also a manager of the Bond Fund, the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund and the Tax-exempt Bond Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has over 22 years of investment management experience and was appointed as a manager of the Fund effective May 1, 2006. Mr. Sido is also a manager of the Core Equity Fund, the Equity Fund, the Index Fund, and the Small-Cap Opportunity Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage- and asset-backed securities markets. She has 23 years of experience in the fixed-income market and was appointed as a manager of the Fund effective May 1, 2006. Ms. Svagera is also a manager of the Bond Fund, the Intermediate Government Bond Fund and the Short/Intermediate Bond Fund.

CORE EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes joined HIM in 1999. He has served as manager of the Fund since then and has 20 years of portfolio management, investment research and trust administration experience. Mr. Janes is also a manager of the Equity Fund, the Small-Cap Growth Fund and the Small-Cap Value Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido was appointed as a manager of the Fund in 2005. See information for the Balanced Fund.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 2006, Mr. Wimer was Director of Quantitative Research at an investment management firm. He has 11 years of investment management experience and was appointed as a manager of the Fund effective May 1, 2006. Mr. Wimer is also a manager of the Equity Fund and the Index Fund.

EMERGING MARKETS FUND

FRANCISCO J. ALZURU, CFA, PORTFOLIO MANAGER AND MANAGING DIRECTOR (HANSBERGER)

Prior to joining Hansberger in 1994, Mr. Alzuru was Vice President/Senior Research Analyst at an investment bank where he focused on Latin America. He has served as a manager of the Fund since it commenced operations in 1997. Mr. Alzuru is also a manager of the International Fund.

ROBERT MAZUELOS, CFA, SENIOR VICE PRESIDENT (HANSBERGER)

Prior to joining Hansberger in 1995, Mr. Mazuelos was a performance analyst at an investment company. He has served as a manager of the Fund since it commenced operations in 1997.

STEPHAN HO, CFA, SENIOR VICE PRESIDENT (HANSBERGER)

Prior to joining Hansberger in 2000, Mr. Ho was portfolio manager at an insurance company where he focused on global and Asian equity mandates. He has served as a manager of the Fund since 2001.

EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2003. See information for the Balanced Fund.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Wimer was appointed as manager of the Fund effective May 1, 2006. See information for the Core Equity Fund.

34

INDEX FUND

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2004. See information for the Balanced Fund.

DOUGLAS THORNTON, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Thornton joined HIM in 1994. He has served as a manager of the Fund since 2005 and has 8 years of experience in portfolio management.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Wimer was appointed as manager of the Fund effective May 1, 2006. See information for the Core Equity Fund.

INTERNATIONAL FUND

RONALD HOLT, CFA, PRESIDENT AND MANAGING DIRECTOR OF RESEARCH (HANSBERGER)

Prior to joining Hansberger in 1997, Mr. Holt worked for an investment company. He has over 13 years of investment experience and was appointed as a manager of the Fund in 2001.

FRANCISCO J. ALZURU, CFA, MANAGING DIRECTOR (HANSBERGER)

Mr. Alzuru has served as a manager of the Fund since 2003. See information for the Emerging Markets Fund.

AUREOLE FOONG, MANAGING DIRECTOR (HANSBERGER)

Prior to joining Hansberger in 1994, Mr. Foong was a director and portfolio manager at an asset management firm where he focused on Asian markets. He has served as a manager of the Fund since 2001.

SMALL-CAP GROWTH FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

WILLIAM O. LESZINSKE, PRESIDENT AND CHIEF INVESTMENT OFFICER (HIM)

Mr. Leszinske joined HIM in 1995. He has served as a manager of the Fund since 2005 and has 38 years of portfolio management and investment research experience. Mr. Leszinske is also a manager of the Small-Cap Value Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Prior to joining HIM in 2005, Mr. Lettenberger was a portfolio manager at an asset management firm with responsibility for institutional and mutual fund accounts. He has 8 years of investment management experience and was appointed as a manager of the Fund effective May 1, 2006. Mr. Lettenberger is also a manager of the Small-Cap Opportunity Fund and the Small-Cap Value Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Prior to joining HIM in 2003, Mr. Bulinski was a credit associate for a large banking institution and served as co-manager of an endowment fund for a university. He has 4 years of investment management experience and was appointed as a manager of the Fund effective May 1, 2006. Mr. Bulinski is also a manager of the Small-Cap Opportunity Fund and the Small-Cap Value Fund.

SMALL-CAP OPPORTUNITY FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Johnson has served as a manager of the Fund since 2005. See information for the Balanced Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2005. See information for the Balanced Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Lettenberger was appointed as a manager of the Fund effective May 1, 2006. See information for the Small-Cap Growth Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Bulinski was appointed as a manager of the Fund effective May 1, 2006. See information for Small-Cap Growth Fund.

SMALL-CAP VALUE FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

WILLIAM O. LESZINSKE, PRESIDENT AND CHIEF INVESTMENT OFFICER (HIM)

Mr. Leszinske has served as a manager of the Fund since 2005. See information for the Small-Cap Growth Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Lettenberger was appointed as a manager of the Fund effective May 1, 2006. See information for the Small-Cap Growth Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Bulinski was appointed as a manager of the Fund effective May 1, 2006. See information for Small-Cap Growth Fund.

PORTFOLIO MANAGERS OF THE HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------
BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as a manager of the Fund since 1996. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons joined HIM in 1995. She has served as a manager of the Fund since 2005 and has 26 years of fixed income portfolio management and sales experience. Ms. Lyons is also a manager of the Intermediate Government Bond Fund and the Short/Intermediate Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as a manager of the Fund since 1996. See information for the Balanced Fund.

HIGH YIELD BOND FUND

DAN ATACK, SENIOR PORTFOLIO MANAGER (MONEGY)

Mr. Atack has served as a manager of the Fund since December 2003. He joined Monegy's predecessor business unit in 1997 and has 14 years experience in managing and trading credit risk assets, focusing on high yield securities for the last nine years.

SADHANA VALIA, PRESIDENT AND SENIOR PORTFOLIO MANAGER (MONEGY)

Ms. Valia has served as a manager of the Fund since December 2003. She joined Monegy's predecessor business unit in 1998 and has 21 years experience in managing and trading credit risk assets, focusing on high yield securities for the last seven years.

INTERMEDIATE GOVERNMENT BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as a manager of the Fund since 2005. See information for the Balanced Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as a manager of the Fund since 1997. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons was appointed as a manager of the Fund effective May 1, 2006. See information for the Bond Fund.

INTERMEDIATE TAX-EXEMPT BOND FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 14 years of investment management experience and has served as a manager of the Fund since 2005. Ms. Keywell is also a manager of the Tax-Exempt Bond Fund, the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund.

GEORGE W. SELBY, PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 23 years of municipal bond sales experience and has served as a manager of the Fund since 1998. Mr. Selby is also a manager of the Tax-Exempt Bond Fund.

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter was appointed as a manager of the Fund effective May 1, 2006. See information for the Balanced Fund.

SHORT/INTERMEDIATE BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as a manager of the Fund since 1994. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons has served as a manager of the Fund since 2005. See information for the Intermediate Government Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as a manager of the Fund since 1996. See information for the Balanced Fund.

TAX-EXEMPT BOND FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as a manager of the Fund since 2005. See information for the Intermediate Tax-Exempt Bond Fund.

GEORGE W. SELBY, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Selby has served as a manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter was appointed as a manager of the Fund effective May 1, 2006. See information for the Balanced Fund.

36

ULTRA SHORT DURATION BOND FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and has served as a manager of the Fund since 2005. Mr. Arts is also a manager of the Government Money Market Fund, the Money Market Fund, and the Tax-Exempt Money Market Fund.

MARK HEUER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 2000, Mr. Heuer was employed by a Chicago-area money-management firm where he was responsible for the oversight of all cash investments, including cash management, forecasting, controlled disbursements and risk management. He has 22 years of investment management experience and has served as a manager of the Fund since 2004.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and was appointed as a manager of the Fund effective May 1, 2006. Mr. Eager is also a manager of the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund.

PORTFOLIO MANAGERS OF THE HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a manager of the Fund effective May 1, 2006. See information for the Intermediate Tax-Exempt Bond Fund.

MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager has served as a manager of the Fund since 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a manager of the Fund effective May 1, 2006. See information for the Intermediate Tax-Exempt Bond Fund.

TAX-EXEMPT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as a manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed as a manager of the Fund effective May 1, 2006. See information for the Government Money Market Fund.

The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
--------------------------------------------------------------------------------
Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV
--------------------------------------------------------------------------------
The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

NON-MONEY MARKET FUNDS
--------------------------------------------------------------------------------
The NAV is calculated as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time). The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value.

If market quotations are not readily available or available market quotations are determined not to be reliable (e.g., if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund's NAV is calculated), a security shall be valued at a fair value in accordance with policies and procedures adopted by the Funds' Board of Trustees. A "significant" event, for example, may be a natural disaster affecting an entire country or region, or an event that affects an individual company. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value a Fund assigns to a security may be higher or lower that the security's value would be if a reliable market quotation for the security was readily available. The Board of Trustees has delegated to the Pricing Committee (the "Committee"), subject to the Board's supervision and review, the responsibility to determine, in good faith, the fair value of only those securities for which market quotations are not readily available or reliable. The Adviser will monitor for significant events likely to materially affect the value of a Fund's portfolio security. A security's value may differ depending on the method used for determining value. Estimates of fair value utilized by the Funds, as described above, may differ from the value realized on the sale of those securities, and the differences may be material to the NAV of the applicable Fund.

With respect to Funds that invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, it is expected that there would be limited circumstances in which the Funds would use fair value pricing, such as, for example, if the exchange on which a portfolio security principally trades closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services, and these values may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining securities of 60 days or less, the Funds use the security's amortized cost. Amortized costs and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

The Funds may consider a variety of factors when determining a fair value of an illiquid security. Such considerations may include, but are not limited to, fundamental analytical data relating to the security; the nature and duration of any restriction on the disposition of the security; special reports prepared by analysts; information as to any transactions or offers with respect to the security; the price and extent of public trading in similar securities of the issuer or comparable companies and other relevant matters, information as to any transactions or offers with respect to the security, other news events, or any other relevant information.

With respect to Funds that invest in non-U.S. securities, the Funds may take into consideration factors influencing specific markets or issuers when determining a fair value of a non-U.S. security. The Funds have retained a third party service provider to assist in determining when fair valuation is necessary, as well as to obtain estimates for fair values, with respect to foreign securities held by the International Fund and the Emerging Markets Fund. This service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to determine a fair value.

In determining fair value prices of a non-U.S. security, the Funds may consider the security's trading value on other markets; the value of American Depository Receipts, Global Depositary Receipts, European Depositary Receipts and other similar instruments representing interests in the security in question; the value of closed-end funds that invest in a country or region relevant to the security in question; relevant foreign currency exchange activity; the trading prices of financial products that are tied to relevant baskets of foreign securities (e.g., iShares (R) or futures contracts); relevant currency exchange ratios and fluctuations; relevant currency restrictions; relevant investment repatriation restrictions; the relevant country's or geographic region's political and economic environment; the relevant country's liquidity and settlement issues; and any other relevant information regarding the security.

38

The Funds may also use other modeling tools and other processes that take into account market activity and/or significant events to determine when fair valuation is necessary, as well as to obtain estimates for fair values.

Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional shares are sold to the following investors:

o     Fiduciary and discretionary accounts of institutions

o Financial institutions, such as banks, savings institutions and credit unions

o     Pension and profit sharing and employee benefit plans and trusts

o     Insurance companies

o     Investment companies

o     Investment advisers

o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, Harris N.A. and its affiliated banks, the distributor and the investment adviser's other investment advisory clients.

OPENING A NEW ACCOUNT
--------------------------------------------------------------------------------
There are three convenient ways to invest in the Harris Insight Funds.

--------------------------------------------------------------------------------
BY MAIL

Complete and sign an application for Institutional Shares.

Make your check payable to the Harris Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029
--------------------------------------------------------------------------------

BY BANK WIRE

Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

Then wire your investment to:

      PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
      For Credit To: Harris Insight Funds 8550932950
      Re: [Name of Fund] - Institutional Shares
      Account No.:
      Account Name:
      Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.
--------------------------------------------------------------------------------

THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.
--------------------------------------------------------------------------------

The Harris Insight Funds' Institutional Shares requires a minimum investment of $100,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM, Harris N.A. and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for (a) rollover accounts from existing clients of HIM or Harris for which retirement plan services are currently provided; and (b) certain mutual fund wrap programs that offer asset allocation services and whose clients will, in the aggregate, invest at least $100,000. At the discretion of Fund management, accounts of clients of a financial institution or professional may be aggregated to meet the minimum requirement.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or

40

other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by Harris and/or HIM at their own expense.

Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

ADDITIONAL COMPENSATION TO YOUR FINANCIAL INSTITUTION
--------------------------------------------------------------------------------
Harris and/or HIM, from time to time, may, at their own expense and from their own resources, provide additional cash payments to financial institutions that sell shares of the Funds. These financial institutions provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives of financial institutions, inclusion of the Funds on a sales list, or other sales program. Financial institutions include financial advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of Harris.

MORE ABOUT BUYING SHARES
--------------------------------------------------------------------------------
TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION
--------------------------------------------------------------------------------
The Funds are open for business each day the New York Stock Exchange (NYSE) is open for regular session trading. The NYSE is scheduled to be closed on:
--------------------------------------------------------------------------------
New Year's Day                   Good Friday                 Labor Day
Martin Luther King, Jr. Day      Memorial Day                Thanksgiving Day
Presidents' Day                  Independence Day            Christmas Day
--------------------------------------------------------------------------------
You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY
--------------------------------------------------------------------------------
You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------
BY MAIL AND CHECK

You may sell shares by writing the Funds at: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

A check for your proceeds will be mailed to you.
--------------------------------------------------------------------------------

BY TELEPHONE AND CHECK

If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.
--------------------------------------------------------------------------------

BY TELEPHONE AND BANK WIRE

If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.
--------------------------------------------------------------------------------

THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

Except for the Money Market Funds, each Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

REDEMPTION FEE
--------------------------------------------------------------------------------
Each of the Equity Funds and the Fixed Income Funds (other than the Ultra Short Duration Bond Fund) is intended for long-term investors. Investors who engage in frequent exchanges or purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Equity Funds and the Fixed Income Funds (other than the Ultra Short Duration Bond Fund) will assess a redemption fee in the amount of 2.00% on redemptions or exchanges of Fund shares that have been held for 30 days or less from the time of purchase. In calculating the redemption fee, the Funds currently use the "first in, first-out" method, but reserve the right, after notice to shareholders, to change that methodology. Redemption fees are not sales loads or contingent deferred sales loads.

The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. Upon satisfactory documentation confirming eligibility for a waiver, the redemption fee will be waived for any redemption due to: (a) the death or disability of the account holder after the date of purchase; (b) compliance with a court order; (c) termination or dissolution of a qualified retirement plan; (d) hardship withdrawal under applicable laws and regulations; or (e) other reasons as approved by Fund management in accordance with procedures approved by the Board of Trustees.

The redemption fee also will not be assessed against Fund shares held through certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and certain intermediaries that do not have, or report to the Funds, sufficient information to impose a redemption fee on their customers' accounts.

If you believe you qualify for a waiver from the redemption fee, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds' method. You should contact their financial institution or professional or refer to their plan documents for more information on how the redemption fee is applied to your Fund shares.

Certain intermediaries may impose restrictions on the activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, reporting information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to enforce such restrictions with respect to accounts traded through particular intermediaries can be limited depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary.

MORE ABOUT REDEMPTIONS
--------------------------------------------------------------------------------
WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent or your financial institution. Your order will be processed and a check for the proceeds, less any redemption fee that will be applicable, will be mailed to you promptly.

Payment by wire will be sent as follows:

o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be generally sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

42

SIGNATURE GUARANTEES

The Funds require Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o     Payable to anyone other than the shareholder(s) of record

o     To be mailed to an address other than the address of record

o     To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Singature Guarantee from a notary republic.

CHECKWRITING (FOR THE MONEY MARKET FUND ONLY)

Checkwriting is available for the Harris Insight Money Market Fund. If you are an investor in the Fund and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Harris Insight Funds at 800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Fund and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------

EXCHANGING SHARES

You can exchange your Institutional Shares of a Fund for Institutional Shares of any other Harris Insight Fund, provided that:

o     Your account registration for both Funds is the same,

o     The shares you wish to buy are registered for sale in your home state, and

o You have made no more than five exchanges out of the Fund during a calendar year. This limitation does not apply to exchanges out of each of the Money Market Funds.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than five exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be counted together for purposes of the five-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. (See your plan materials for further information.) Certain accounts, commonly known as omnibus accounts, typically hold shares of multiple investors whose identities are unknown to the Funds. To the extent that the Funds must rely on the cooperation of the omnibus account holders, the Funds may not be able to enforce the five-exchange limit.

Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Fund management's judgment, the Fund to be purchased would be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

Because an exchange of shares is considered to be a redemption and a purchase of shares, the procedures that apply to redeeming shares also apply to exchanging shares. Exchanging shares held for less than 30 days will be subject to the 2.00% redemption fee.

MARKET TIMING

"Market timing" or "excessive trading" refers to a pattern of frequent purchases and sales of Fund shares in an attempt to profit from short-term market movements. Market timing can create risk for long-term shareholders because it may result in dilution of the value of Fund shares, disrupt portfolio management and increase Fund expenses. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE. Market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value.

The Funds discourage, and will take reasonable steps to prevent or minimize, to the extent practicable, frequent purchases and redemptions of shares of each of the Equity Funds and the Fixed Income Funds (except for the Ultra Short Duration Bond Fund). The Funds do not accommodate frequent purchases and sales of those Funds' shares (except as described below). However, there can be no assurance that these steps will prevent market timing or other trading that may be deemed abusive.

The Funds' Board of Trustees has adopted policies and procedures to discourage market timing, including the imposition of a 2.00% redemption fee (described in the section titled Redemption Fee) and limiting the number of exchanges a shareholder may make out of a Fund (other than a Money Market Fund) to five exchanges per calendar year. For more information on exchanges, see the section titled Exchanging Shares. The Funds may temporarily or permanently terminate the exchange privilege of any investor who exceeds such limit. The Funds have the right to reject, delay, limit or impose other conditions on purchases and to close or otherwise to limit investor's activity in the Funds.

The Funds will take reasonable steps to attempt to identify market timers. In identifying market timers, the Funds may also consider activity of accounts that it reasonably believes to be under common ownership or control. The Funds reserve the right to prohibit any purchase order (including by exchange) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the Funds, or exchanges between or among the Funds, that indicate trading that is inconsistent with the long-term investment purpose of the Fund or would otherwise adversely effect one or more Funds.

To the extent that the Funds are unable to identify market timers effectively, long-term shareholders may be adversely affected. Although the Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors, and such accounts typically provide the Funds with a net purchase or redemption order on any given day. Purchases and redemptions of Fund shares by many shareholders within an omnibus account are netted against one another, so that identities of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers and there can be no assurance that the Funds will be able to do so.

Certain Funds are intended for short-term investment, are not monitored for market timers and do not prohibit such short-term trading activity. Those Funds are the Money Market Fund, the Government Money Market Fund, the Tax-Exempt Money Market Fund, and the Ultra Short Duration Bond Fund.

In addition to rejecting purchase orders (including by exchange) in connection with suspected market timing activities, the Funds may reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not believe to be in the best interests of a Fund and/or its shareholder or if it determines the trading to be abusive. Your financial institution may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o     An annual account statement

o     A quarterly consolidated statement

o     A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at http://www.harrisinsight.com. The information will remain on the Funds' website until 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.

44

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

--------------------------------------------------------------------------------
FUND                                                      DECLARED AND PAID
--------------------------------------------------------------------------------
Balanced Fund                                             Quarterly
--------------------------------------------------------------------------------
Core Equity Fund                                          Annually
--------------------------------------------------------------------------------
Emerging Markets Fund                                     Annually
--------------------------------------------------------------------------------
Equity Fund                                               Quarterly
--------------------------------------------------------------------------------
Index Fund                                                Quarterly
--------------------------------------------------------------------------------
International Fund                                        Annually
--------------------------------------------------------------------------------
Small-Cap Growth Fund                                     Annually
--------------------------------------------------------------------------------
Small-Cap Opportunity Fund                                Annually
--------------------------------------------------------------------------------
Small-Cap Value Fund                                      Annually
--------------------------------------------------------------------------------
Bond Fund                                                 Daily/Monthly
--------------------------------------------------------------------------------
High Yield Bond Fund                                      Daily/Monthly
--------------------------------------------------------------------------------
Intermediate Government Bond Fund                         Daily/Monthly
--------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund                         Daily/Monthly
--------------------------------------------------------------------------------
Short/Intermediate Bond Fund                              Daily/Monthly
--------------------------------------------------------------------------------
Tax-Exempt Bond Fund                                      Daily/Monthly
--------------------------------------------------------------------------------
Ultra Short Duration Bond Fund                            Daily/Monthly
--------------------------------------------------------------------------------
Government Money Market Fund                              Daily/Monthly
--------------------------------------------------------------------------------
Money Market Fund                                         Daily/Monthly
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                              Daily/Monthly
--------------------------------------------------------------------------------

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------
Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net SHORT-TERM capital gains (except "exempt-interest dividends") are taxable to you as ordinary income, except that "qualified dividend income" (as defined in the Internal Revenue Code) of a non-corporate taxpayer is taxable at the same rate as long-term capital gains.

o Distributions of net LONG-TERM capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

MULTIPLE CLASSES
--------------------------------------------------------------------------------
Each of the Small-Cap Growth Fund and Ultra Short Duration Bond Fund offers one class of shares: Institutional Shares. The Index Fund offers two classes of shares: N Shares and Institutional Shares. Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. Each of the Balanced Fund, Core Equity Fund, Emerging Markets Fund, Equity Fund, International Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Bond Fund, High Yield Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund, and Tax-Exempt Bond Fund offers three classes of shares: A Shares, N Shares and Institutional Shares. The Money Market Fund offers four classes of shares: N Shares, Exchange Shares, Service Shares and Institutional Shares. Service Shares and Exchange Shares are each offered by separate prospectuses. A Shares and N Shares are offered by a combined separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------
The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

46

                                  TERMS TO KNOW
--------------------------------------------------------------------------------
ALTERNATIVE MINIMUM TAX (AMT)

A federal tax system designed to ensure that individuals, trusts, estates and companies pay at least some federal income tax.

ASSET-BACKED SECURITIES

Securities collateralized by credit card loans or other accounts receivable.

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

CONVERTIBLE SECURITIES

Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

o     When equity markets go up, they tend to rise in price

o When interest rates rise, they tend to decline relatively less in price than long-term bonds

CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or by a fund adviser's independent analysis. The lower the rating, the greater the chance - in the rating agency's or adviser's opinion - that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment grade.

DEPOSITARY RECEIPTS

Securities that typically are issued by a financial institution or depository, and represent interests in underlying securities that have been deposited with the depository by a U.S. or foreign issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

DURATION

The number of years required to receive the present value of future payments, both of interest and principal, of a bond; often used as an indicator of a bond's price volatility resulting from changes in interest rates. The greater the duration of a security, the greater its percentage price volatility.

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

HIGH-YIELD BONDS

High-yield bonds, or "junk bonds", are bonds issued by companies or other entities whose ability to pay interest and principal on their debts in a timely manner is considered questionable. Such bonds are rated "below investment grade by independent rating agencies. Because they are riskier than investment grade bonds, high-yield bonds typically must pay more interest to attract investors. Some high-yield bonds are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Some high-yield bonds were once rated as investment-grade but have been downgraded to junk-bond status because of financial difficulties experienced by their issuers. Conversely, an issuer's improving financial condition may result in an upgrading of its junk bonds to investment-grade status.

LEHMAN BROTHERS AGGREGATE BOND INDEX

An index measuring the total return of approximately 6,500 U.S. bonds.

MARKET CAPITALIZATION

The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

MORTGAGE-BACKED SECURITIES

Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES

Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are generally exempt from federal income tax.

REPURCHASE AGREEMENTS

Contracts in which a bank or broker/dealer sells securities, with a promise to buy back the securities on a specified date (generally the next business day) at a specified price.

S&P 500 STOCK INDEX FUTURES CONTRACTS

Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Purchasers of index futures contracts may participate in the performance of the securities included in the index without committing the full amount of capital required to purchase all of the individual securities.

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))

An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.

ZERO-COUPON SECURITIES

Securities that do not pay a stated interest rate but are sold at a deep discount to their value at maturity. The difference between a security's discounted price and its full value at maturity represents the payment of interest.

Spread 48-49

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the
Fund's operations). Certain information reflects financial results for a single
 Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.

These financial highlights should be read with the financial statements.


                                     Net                        Net
                                    Asset                   Realized and    Distributions   Distributions    Redemption
                                    Value         Net        Unrealized       from Net        from Net      Fees Added to
                                  Beginning   Investment    Gain/(Loss)      Investment       Realized         Paid-in
                                  of Period     Income     on Investments      Income           Gains          Capital
-------------------------------------------------------------------------------------------------------------------------
--------------
BALANCED FUND
--------------
12/31/05                           $ 14.99     $ 0.296       $  0.812         $ (0.295)       $  (1.083)     $     --
12/31/04                             13.50       0.272          1.504           (0.272)          (0.014)           --
12/31/03                             11.54       0.251          1.958           (0.249)              --            --
12/31/02                             13.01       0.310         (1.470)          (0.310)              --            --
12/31/01                             13.27       0.362         (0.216)          (0.364)          (0.042)           --

-----------------
CORE EQUITY FUND
-----------------
12/31/05                           $ 21.91     $ 0.117       $  1.837         $ (0.123)       $  (2.551)     $     --
12/31/04                             20.44       0.144          2.544           (0.134)          (1.084)           --
12/31/03                             15.73       0.083          4.710           (0.083)              --            --
12/31/02                             20.96       0.053         (4.953)          (0.052)          (0.278)           --
12/31/01                             24.84       0.031         (3.031)          (0.025)          (0.855)           --

----------------------
EMERGING MARKETS FUND
----------------------
12/31/05                           $ 11.01     $ 0.145       $  3.151         $ (0.112)        $ (1.764)     $     --
12/31/04                             10.03       0.106          1.843           (0.110)          (0.860)        0.001 (4)
12/31/03                              6.66       0.046          3.355           (0.033)              --         0.002 (4)
12/31/02                              6.80       0.019         (0.148)          (0.015)              --         0.004 (4)
12/31/01                              6.88       0.043         (0.085)          (0.038)              --            --

------------
EQUITY FUND
------------
12/31/05                           $ 13.44     $ 0.170       $  1.513         $ (0.173)        $ (1.070)     $     --
12/31/04                             11.48       0.111          1.961           (0.112)              --            --
12/31/03                              8.98       0.065          2.501           (0.066)              --            --
12/31/02                             11.43       0.056         (2.449)          (0.057)              --            --
12/31/01                             12.55       0.062         (0.426)          (0.062)          (0.694)           --

-----------
INDEX FUND
-----------
12/31/05                           $ 22.09     $ 0.380       $  0.808         $ (0.369)       $  (3.224)     $  0.005 (4)
12/31/04                             21.55       0.362          1.844           (0.357)          (1.309)           --
12/31/03                             18.06       0.275          4.726           (0.275)          (1.236)           --
12/31/02                             23.91       0.244         (5.501)          (0.243)          (0.350)           --
12/31/01                             28.39       0.241         (3.742)          (0.242)          (0.737)           --

-------------------
INTERNATIONAL FUND
-------------------
12/31/05                           $ 15.70     $ 0.214       $  1.919         $ (0.193)        $     --      $     --
12/31/04                             13.63       0.135          2.081           (0.146)              --            --
12/31/03                              9.81       0.165          3.800           (0.160)              --         0.015 (4)
12/31/02                             11.54       0.092         (1.808)          (0.068)              --         0.054 (4)
12/31/01                             14.36       0.055         (2.825)          (0.050)              --            --

                                                                                        Ratio of
                                      Net                       Net                     Expenses    Ratio of Net
                                     Asset                    Assets      Ratio of     to Average    Investment
                                     Value                    End of     Expenses to   Net Assets      Income      Portfolio
                                    End of     Total          Period     Average Net   (Excluding    to Average    Turnover
                                    Period     Return          (000)       Assets       Waivers)     Net Assets      Rate
-----------------------------------------------------------------------------------------------------------------------------
--------------
BALANCED FUND
--------------
12/31/05                            $ 14.72      7.45%      $   71,570     0.79%          0.84%         1.95%       61.49%
12/31/04                              14.99     13.32           64,065     0.88           0.95          1.94        65.60
12/31/03                              13.50     19.33           56,553     0.88           1.04          2.05        76.53
12/31/02                              11.54     (9.02)          47,015     0.88           1.12          2.50        69.89
12/31/01                              13.01      1.21           52,552     0.88           1.10          2.77        65.21

-----------------
CORE EQUITY FUND
-----------------
12/31/05                            $ 21.19      8.97%      $  135,587     0.93%          0.97%         0.54%       79.92%
12/31/04                              21.91     13.32          128,125     1.00           1.02          0.67        83.50
12/31/03                              20.44     30.49          127,233     1.10           1.23          0.47        76.15
12/31/02                              15.73    (23.54)          98,487     1.10           1.24          0.27        67.66
12/31/01                              20.96    (12.31)         150,175     1.10           1.21          0.14        41.63

----------------------
EMERGING MARKETS FUND
----------------------
12/31/05                            $ 12.43     31.23%      $  329,081     1.45%          1.60%         1.20%       42.91%
12/31/04                              11.01     20.04          302,250     1.58           1.60          0.92        49.13
12/31/03                              10.03     51.11          289,492     1.58           1.61          0.83        19.99
12/31/02                               6.66     (1.84)          96,652     1.66           1.71          0.41        34.20
12/31/01                               6.80     (0.60)          40,063     1.74           1.89          0.78        26.93

------------
EQUITY FUND
------------
12/31/05                            $ 13.88     12.52%      $  261,584     0.87%          0.91%         1.20%       62.67%
12/31/04                              13.44     18.14          244,336     0.94           0.94          0.91        72.72
12/31/03                              11.48     28.68          229,673     0.94           0.96          0.63        81.21
12/31/02                               8.98    (20.99)         238,301     0.95           0.97          0.53        61.83
12/31/01                              11.43     (3.00)         313,186     0.94           0.95          0.51        77.79

-----------
INDEX FUND
-----------
12/31/05                            $ 19.69      5.38%      $   76,163     0.40%          0.45%         1.45%        6.34%
12/31/04                              22.09     10.48          311,422     0.43           0.43          1.59         2.67
12/31/03                              21.55     28.11          353,889     0.43           0.47          1.37         1.72
12/31/02                              18.06    (22.21)         354,499     0.45           0.53          1.18         6.42
12/31/01                              23.91    (12.30)         432,923     0.45           0.50          0.93         4.26

-------------------
INTERNATIONAL FUND
-------------------
12/31/05                            $ 17.64     13.60%      $  242,629     1.19%          1.34%         1.33%       44.03%
12/31/04                              15.70     16.48          210,109     1.33           1.35          0.96        27.84
12/31/03                              13.63     40.44          171,921     1.36           1.39          1.40        35.15
12/31/02                               9.81    (14.41)         141,034     1.40           1.43          0.85        22.38
12/31/01                              11.54    (19.29)         177,337     1.36           1.37          0.75        38.32


Spread 50-51


                                       Net                        Net
                                      Asset                   Realized and    Distributions   Distributions    Redemption
                                      Value        Net         Unrealized       from Net        from Net       Fees Added
                                    Beginning   Investment    Gain/(Loss)      Investment       Realized        to Paid-in
                                    of Period     Income     on Investments      Income           Gains          Capital
---------------------------------------------------------------------------------------------------------------------------
---------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
---------------------------------
12/31/05                            $ 13.71     $ (0.025)      $   0.512        $      --       $  (0.637)      $    --
12/31/04                              11.39       (0.064)          2.384               --              --            --
12/31/03                               7.68       (0.044)          3.754               --              --            --
12/31/02                               9.68       (0.032)         (1.968)              --              --            --
01/09/01 (3) to 12/31/01              10.00       (0.014)         (0.306)              --              --            --

---------------------------
SMALL-CAP OPPORTUNITY FUND
---------------------------
12/31/05                            $ 24.64     $  0.042       $   1.133        $  (0.045)      $  (4.294)      $ 0.004 (4)
12/31/04                              22.74        0.083           5.161           (0.059)         (3.322)        0.037 (4)
12/31/03                              15.12       (0.024)          7.881               --          (0.238)        0.001 (4)
12/31/02                              17.70       (0.086)         (2.496)              --              --         0.002 (4)
12/31/01                              19.88       (0.119)         (1.792)              --          (0.269)           --

---------------------
SMALL-CAP VALUE FUND
---------------------
12/31/05                            $ 50.67     $  0.266       $   4.246        $  (0.241)      $  (7.581)      $ 0.040 (4)
12/31/04                              45.10        0.333          12.228           (0.274)         (6.826)        0.109 (4)
12/31/03                              31.79        0.408          13.260           (0.360)             --         0.002 (4)
12/31/02                              36.88        0.154          (4.814)          (0.131)         (0.306)        0.007 (4)
12/31/01                              37.35        0.117           1.931           (0.117)         (2.401)           --

----------
BOND FUND
----------
12/31/05                            $ 10.22     $  0.453       $  (0.210)       $  (0.455)      $      --       $ 0.002 (4)
12/31/04                              10.27        0.456          (0.047)          (0.459)             --            --
12/31/03                              10.38        0.508         (0.110)           (0.508)             --            --
12/31/02                              10.25        0.582           0.130           (0.582)             --            --
12/31/01                              10.06        0.631           0.190           (0.631)             --            --

---------------------
HIGH YIELD BOND FUND
---------------------
12/31/05                            $ 13.07     $  0.831       $  (0.592)       $  (0.832)      $  (0.037)      $    --
12/31/04                              12.83        0.878           0.431           (0.878)         (0.191)           --
12/31/03                              11.74        0.887           1.175           (0.887)         (0.085)           --
9/23/02 (3) to 12/31/02               11.55        0.256           0.190           (0.256)             --            --

----------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
----------------------------------
12/31/05                            $ 16.84     $  0.697       $  (0.277)       $  (0.706)      $  (0.055)      $ 0.001 (4)
12/31/04                              17.12        0.593          (0.094)          (0.593)         (0.186)           --
12/31/03                              17.63        0.711          (0.293)          (0.711)         (0.217)           --
12/31/02                              16.79        0.870           0.840           (0.870)             --            --
12/31/01                              16.55        1.005           0.240           (1.005)             --            --

----------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
----------------------------------
12/31/05                            $ 11.41     $  0.494       $  (0.250)       $  (0.494)      $      --       $    --
12/31/04                              11.55        0.479          (0.140)          (0.479)             --            --
12/31/03                              11.48        0.452           0.070           (0.452)             --            --
12/31/02                              10.91        0.481           0.570           (0.481)             --            --
12/31/01                              10.82        0.506           0.090           (0.506)             --            --

                                                                                        Ratio of
                                      Net                      Net                      Expenses    Ratio of Net
                                     Asset                   Assets       Ratio of     to Average    Investment
                                     Value                   End of      Expenses to   Net Assets      Income      Portfolio
                                    End of       Total       Period      Average Net   (Excluding    to Average    Turnover
                                    Period       Return       (000)        Assets       Waivers)     Net Assets      Rate
-----------------------------------------------------------------------------------------------------------------------------
---------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
---------------------------------
12/31/05                            $ 13.56      3.40%      $   20,626     0.96%         1.46%        (0.38)%      100.38%
12/31/04                              13.71     20.37            7,396     1.00          1.48         (0.53)        99.76
12/31/03                              11.39     48.31            8,506     1.00          1.44         (0.48)       124.27
12/31/02                               7.68    (20.66)           7,278     1.00          1.36         (0.38)       107.48
01/09/01 (3) to 12/31/01               9.68     (3.20) (2)       7,854     1.00 (1)      2.53 (1)     (0.15) (1)    59.94 (1)

---------------------------
SMALL-CAP OPPORTUNITY FUND
---------------------------
12/31/05                            $ 21.48      4.55%      $  480,501     0.94%         0.97%         0.16%        76.08%
12/31/04                              24.64     24.16 (5)      544,635     1.00          1.00          0.36         63.79
12/31/03                              22.74     52.02          472,228     1.20          1.25         (0.13)        83.34
12/31/02                              15.12    (14.58)         323,683     1.20          1.27         (0.51)        76.97
12/31/01                              17.70     (9.65)         411,368     1.20          1.25         (0.67)        85.04

---------------------
SMALL-CAP VALUE FUND
---------------------
12/31/05                            $ 47.40      8.90%      $  335,085     0.90%         0.94%         0.49%        74.30%
12/31/04                              50.67     28.93 (5)      369,311     0.93          0.94          0.69         69.98
12/31/03                              45.10     43.04          308,693     0.95          0.99          1.08        106.69
12/31/02                              31.79    (12.76)         216,922     0.99          1.09          0.43        134.99
12/31/01                              36.88      5.57          248,031     0.99          1.08          0.36         80.85

----------
BOND FUND
----------
12/31/05                            $ 10.01      2.44%      $  181,761     0.57%         0.88%         4.26%        51.90%
12/31/04                              10.22      4.07          174,597     0.60          0.93          4.45         75.40
12/31/03                              10.27      3.93          123,365     0.60          0.94          4.89         66.64
12/31/02                              10.38      7.18          216,106     0.60          0.96          5.69         65.39
12/31/01                              10.25      8.32          218,944     0.60          0.92          6.15         84.37

---------------------
HIGH YIELD BOND FUND
---------------------
12/31/05                            $ 12.44      1.94%      $   74,697     0.58%         0.78%         6.80%        41.97%
12/31/04                              13.07     10.65           83,101     0.61          0.76          6.80         57.38
12/31/03                              12.83     18.15           62,926     0.61          0.73          7.11         81.50
9/23/02 (3) to 12/31/02               11.74      3.90 (2)       18,088     0.61 (1)      1.41 (1)      8.11 (1)     38.03

----------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
----------------------------------
12/31/05                            $ 16.50      2.49%      $   20,235     0.48%         0.94%         3.76%        70.97%
12/31/04                              16.84      3.05           41,993     0.50          0.84          3.48         35.37
12/31/03                              17.12      2.40           66,162     0.50          0.89          4.07         58.97
12/31/02                              17.63     10.39           75,573     0.50          1.07          5.05         61.56
12/31/01                              16.79      7.74           61,383     0.50          1.08          5.98         52.17

----------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
----------------------------------
12/31/05                            $ 11.16      2.19%      $  229,320     0.39%         0.67%         4.38%        46.00%
12/31/04                              11.41      3.02          232,419     0.44          0.70          4.19         26.94
12/31/03                              11.55      4.64          236,282     0.45          0.72          3.94         40.20
12/31/02                              11.48      9.82          246,217     0.27          0.89          4.29         61.27
12/31/01                              10.91      5.58          218,956     0.25          0.86          4.60        100.00


52


                                      Net                        Net
                                     Asset                   Realized and    Distributions   Distributions    Redemption
                                     Value        Net         Unrealized       from Net        from Net       Fees Added
                                   Beginning   Investment    Gain/(Loss)      Investment       Realized        to Paid-in
                                   of Period     Income     on Investments      Income           Gains          Capital
--------------------------------------------------------------------------------------------------------------------------
-----------------------------
SHORT/INTERMEDIATE BOND FUND
-----------------------------
12/31/05                            $ 10.29     $ 0.385        $  (0.248)      $ (0.387)       $      --       $  --
12/31/04                              10.38       0.387           (0.090)        (0.387)              --          --
12/31/03                              10.40       0.440           (0.020)        (0.440)              --          --
12/31/02                              10.31       0.549            0.090         (0.549)              --          --
12/31/01                              10.12       0.592            0.190         (0.592)              --          --

---------------------
TAX-EXEMPT BOND FUND
---------------------
12/31/05                            $ 11.02     $ 0.497        $  (0.200)      $ (0.497)       $  (0.080)      $  --
12/31/04                              11.33       0.503           (0.123)        (0.503)          (0.187)         --
12/31/03                              11.19       0.496            0.140         (0.496)              --          --
12/31/02                              10.54       0.527            0.650         (0.527)              --          --
12/31/01                              10.45       0.528            0.090         (0.528)              --          --

-------------------------------
ULTRA SHORT DURATION BOND FUND
-------------------------------
12/31/05                            $  9.92     $ 0.289        $  (0.019)      $ (0.270)       $      --       $  --
04/01/04 (3) to 12/31/04              10.00       0.150           (0.061)        (0.169)              --          --

-----------------------------
GOVERNMENT MONEY MARKET FUND
-----------------------------
12/31/05                            $  1.00     $ 0.030        $      --       $ (0.030)       $      --       $  --
12/31/04                               1.00       0.012               --         (0.012)              --          --
12/31/03                               1.00       0.010               --         (0.010)              --          --
12/31/02                               1.00       0.016               --         (0.016)              --          --
12/31/01                               1.00       0.040               --         (0.040)              --          --

------------------
MONEY MARKET FUND
------------------
12/31/05                            $  1.00     $ 0.031        $      --       $ (0.031)       $      --       $  --
12/31/04                               1.00       0.013               --         (0.013)              --          --
12/31/03                               1.00       0.011               --         (0.011)              --          --
12/31/02                               1.00       0.018               --         (0.018)              --          --
12/31/01                               1.00       0.041               --         (0.041)              --          --

-----------------------------
TAX-EXEMPT MONEY MARKET FUND
-----------------------------
12/31/05                            $  1.00     $ 0.022        $      --       $ (0.022)       $      --       $  --
12/31/04                               1.00       0.010               --         (0.010)              --          --
12/31/03                               1.00       0.009               --         (0.009)              --          --
12/31/02                               1.00       0.013               --         (0.013)              --          --
12/31/01                               1.00       0.027               --         (0.027)              --          --

                                                                                       Ratio of
                                      Net                     Net                      Expenses    Ratio of Net
                                     Asset                   Assets      Ratio of     to Average    Investment
                                     Value                   End of     Expenses to   Net Assets      Income      Portfolio
                                     End of     Total        Period     Average Net   (Excluding    to Average    Turnover
                                     Period     Return       (000)        Assets       Waivers)     Net Assets      Rate
------------------------------------------------------------------------------------------------------------------------------
-----------------------------
SHORT/INTERMEDIATE BOND FUND
-----------------------------
12/31/05                            $ 10.04      1.36%      $  257,274     0.57%         0.92%         3.80%        46.25%
12/31/04                              10.29      2.92          250,644     0.60          0.94          3.75         68.37
12/31/03                              10.38      4.11          279,109     0.60          0.97          4.20         61.21
12/31/02                              10.40      6.40          237,566     0.60          1.00          5.35         66.14
12/31/01                              10.31      7.86          230,499     0.60          0.96          5.73         56.36

---------------------
TAX-EXEMPT BOND FUND
---------------------
12/31/05                            $ 10.74      2.76%      $   75,285     0.45%         0.74%         4.55%        41.86%
12/31/04                              11.02      3.46           76,362     0.52          0.79          4.49         32.57
12/31/03                              11.33      5.81           86,812     0.51          0.79          4.40         42.58
12/31/02                              11.19     11.42          106,975     0.31          0.95          4.84         86.76
12/31/01                              10.54      6.02          105,448     0.27          0.91          4.99        168.31

-------------------------------
ULTRA SHORT DURATION BOND FUND
-------------------------------
12/31/05                            $  9.92      2.76%      $   20,043     0.25%         0.50%         2.92%        47.92%
04/01/04 (3) to 12/31/04               9.92      0.90 (2)       51,082     0.25 (1)      0.60 (1)      2.10 (1)     28.82

-----------------------------
GOVERNMENT MONEY MARKET FUND
-----------------------------
12/31/05                            $  1.00      3.06%      $  215,132     0.20%         0.25%         3.00%           --
12/31/04                               1.00      1.23          332,483     0.21          0.25          1.23            --
12/31/03                               1.00      1.02          249,842     0.19          0.24          1.01            --
12/31/02                               1.00      1.65          261,492     0.20          0.26          1.62            --
12/31/01                               1.00      4.04          249,444     0.20          0.25          4.01            --

------------------
MONEY MARKET FUND
------------------
12/31/05                            $  1.00      3.15%      $3,724,311     0.17%         0.25%         3.16%           --
12/31/04                               1.00      1.29        2,662,963     0.17          0.24          1.25            --
12/31/03                               1.00      1.10        3,788,967     0.17          0.23          1.10            --
12/31/02                               1.00      1.83        4,909,006     0.17          0.23          1.79            --
12/31/01                               1.00      4.21        2,237,567     0.19          0.23          4.16            --

-----------------------------
TAX-EXEMPT MONEY MARKET FUND
-----------------------------
12/31/05                            $  1.00      2.23%      $1,035,130     0.22%         0.25%         2.22%           --
12/31/04                               1.00      1.00          759,266     0.25          0.25          0.99            --
12/31/03                               1.00      0.90          847,140     0.22          0.23          0.89            --
12/31/02                               1.00      1.35          815,171     0.22          0.23          1.34            --
12/31/01                               1.00      2.70          788,162     0.23          0.23          2.62            --


(1)   Annualized.

(2)   Total returns for periods of less than one year are not annualized.

(3)   Date commenced operations.

(4) Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares that have been held 30 days or less (90 days or less, prior to June 1, 2004) from time of purchase. Fees collected are retained by the Fund for the benefit of the remaining shareholders.

(5) Total returns for each of the classes for the Small-Cap Opportunity Fund and the Small-Cap Value Fund include 0.16% and 0.26%, respectively, resulting from redemption fees reimbursed by the Administrator.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

     BY TELEPHONE
     CALL 800.982.8782

     BY MAIL
     HARRIS INSIGHT FUNDS
     C/O PFPC INC.
     P.O. BOX 9829
     PROVIDENCE, RI 02940-8029

     ON THE INTERNET

     The Funds' prospectus, SAI and Annual and Semi-Annual Reports can be viewed online or downloaded from:

        HARRIS INSIGHT FUNDS
        http://www.harrisinsight.com

Copies of the Funds' prospectus, SAI and Annual and Semi-Annual Reports may also be available from financial institutions through which shares are purchased.

INFORMATION ABOUT THE FUNDS (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202.942.8090. REPORTS AND OTHER INFORMATION ABOUT THE FUNDS ARE AVAILABLE ON THE EDGAR DATABASE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF INFORMATION ABOUT THE FUNDS MAY BE OBTAINED, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS:
PUBLICINFO@SEC.GOV, OR BY WRITING TO THE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102.

THE FUNDS ARE SERIES OF HARRIS INSIGHT FUNDS TRUST, WHOSE INVESTMENT COMPANY REGISTRATION NUMBER IS 811-7447.

                                                                 HIF 1100 5/06

[logo: HARRIS INSIGHT FUNDS]

HARRIS INSIGHT FUNDS(TM)


                                    N Shares


                             MAY 1, 2006 PROSPECTUS


                        HARRIS INSIGHT MONEY MARKET FUNDS

                          Government Money Market Fund
                                Money Market Fund
                          Tax-Exempt Money Market Fund



                     AS WITH ANY MUTUAL FUND, THE SECURITIES
                      AND EXCHANGE COMMISSION (SEC) HAS NOT
                 APPROVED OR DISAPPROVED OF THESE SECURITIES OR
                 DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

                              HARRIS INSIGHT FUNDS
                          MONEY MARKET FUNDS - N SHARES

At a special meeting held on March 25, 2006, the Board of Trustees of the Harris Insight Funds Trust (the "Trust") unanimously approved and recommended that shareholders approve:

     o Phoenix Investment Counsel, Inc. ("PIC") to become the investment adviser to each series of the Trust (the "Funds"), pursuant to a proposed investment advisory agreement between the Trust and PIC;

     o Harris Investment Management, Inc. ("HIM") to become the subadviser to each Fund, except International Fund, Emerging Markets Fund, Bond Fund and High Yield Bond Fund, pursuant to a proposed subadvisory agreement between PIC and HIM;

     o Vontobel Asset Management Inc. ("Vontobel") to become the subadviser to the International Fund and Emerging Markets Fund, pursuant to a proposed subadvisory agreement between PIC and Vontobel; and

     o Seneca Capital Management LLC, to become the subadviser to the Bond Fund and High Yield Bond Fund, pursuant to a proposed subadvisory agreement between PIC and Seneca.

HIM and Harris N.A., the Funds' administrator, recommended these changes because they have decided to exit the business of acting as the sponsor and principal service provider to U.S. mutual funds. Accordingly, HIM would stop providing principal investment advisory services to the Funds. The terms and conditions of the transaction between HIM and PIC are set forth in a Transaction Agreement, dated as of March 28, 2006, among PIC, HIM, Harris Financial Corp. and Phoenix Investment Partners, Ltd. ("PXP"). The new advisory and subadvisory agreements (as well as certain other proposals) (the "Proposals") are subject to approval of shareholders at a Special Meeting of Shareholders to be held May 11, 2006. The Record Date for the Meeting is March 27, 2006. If the Proposals are approved, and the other conditions set forth in the Transaction Agreement are satisfied or waived, the changes described above are anticipated to occur during the second calendar quarter of 2006.

If shareholders of the Funds approve the Proposals, the Funds' advisory agreement with HIM, and HIM's subadvisory agreements with Hansberger Global Investors, Inc. for International Fund and Emerging Markets Fund, and with HIM Monegy, Inc. for the High Yield Bond Fund, would be terminated. PIC would become the investment adviser to the Funds and HIM would continue to manage most of the Funds, as the subadviser, pursuant to a subadvisory agreement between PIC and HIM. In addition, subject to shareholder approval, nominees who currently are trustees of certain investment companies sponsored or managed by PIC would replace the current trustees of the Trust effective upon the transition to PIC.

The current Trustees have been informed by PIC that it intends to ask the proposed trustees, if elected and if the transition to PIC is completed, to re-name Class N shares of each money market fund as Class A shares of that Fund. The re-named Class A shares of the money market funds would continue to be offered without a sales charge and with no change from the shareholder servicing and Rule 12b-1 fees currently payable by Class N shares of the money market funds.

PIC is a registered investment adviser and a wholly-owned subsidiary of Phoenix Equity Planning Corporation, a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), the asset management subsidiary of The Phoenix Companies Inc. Based in Hartford, Connecticut, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors as of December 31, 2005. This includes the Phoenix family of 51 retail mutual funds, which are managed by PIC and its affiliates and by external subadvisers.

The Funds' shareholders as of close of business on March 27, 2006 were mailed a Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Proposals.

                                TABLE OF CONTENTS

                INTRODUCTION TO MONEY MARKET FUNDS      PAGE 2
                 HARRIS INSIGHT MONEY MARKET FUNDS
                      Government Money Market Fund           4
                                 Money Market Fund           6
                      Tax-Exempt Money Market Fund           8
                               Risk Considerations          10
                                 Fees and Expenses          12

                                INVESTMENT ADVISER          14

                                PORTFOLIO MANAGERS          14

                            PRICING OF FUND SHARES          15

                              SHAREHOLDER SERVICES          16

                  DIVIDENDS AND TAX CONSIDERATIONS          23

                         DISTRIBUTION ARRANGEMENTS          24

                 MASTER FUND/FEEDER FUND STRUCTURE          24

                              FINANCIAL HIGHLIGHTS          26

              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS

These Funds invest in short-term money market instruments issued by banks, other
 U.S. corporations, the U.S. Government, state or local governments, and other entities. These securities may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.


WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o    Buy only high-quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days

--------------------------------------------------------------------------------
TERMS TO KNOW

ASSET-BACKED SECURITIES
Securities collateralized by credit card loans or other accounts receivable.


DOLLAR-WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

     Each Fund's principal investment strategies and risks are discussed in this prospectus. Other investment practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 10.
--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS


                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);

o securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and

o    repurchase agreements backed by any of the foregoing securities.

The Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS (See Risk Considerations, page 10.)

o  Credit risk
o  Income risk
o  Manager risk
o  Principal stability risk

--------------------------------------------------------------------------------
TERMS TO KNOW

REPURCHASE AGREEMENTS

Contracts in which a bank or broker/dealer sells securities, with a promise to buy back the securities on a specified date (generally the next business day) at a specified price.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
Bar Chart:
96      97      98      99      00      01      02      03      04      05
5.00    5.17    5.08    4.67    5.87    3.68    1.30    0.67    0.88    2.70

Best Quarter:          Q4 2000            1.52%
---------------------------------------------------
Worst Quarter:         Q3 2003            0.14%

AVERAGE ANNUAL TOTAL RETURN

(as of 12/31/05)
                        1 Year   5 Years   10 Years
---------------------------------------------------
Government
Money Market Fund        2.70%    1.84%      3.48%

     As of December 31, 2005, the seven-day yield for the Fund was 3.82%. For current yield information, please call 800.982.8782.

                               MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.


PRINCIPAL RISKS

(See Risk Considerations, page 10.)

o    Credit risk

o    Foreign securities risk

o    Income risk

o    Manager risk

o    Principal stability risk

--------------------------------------------------------------------------------
TERMS TO KNOW

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
Bar Chart:
96      97      98      99      00      01      02      03      04      05
5.11    5.35    5.25    4.92    6.09    3.85    1.48    0.74    0.94    2.80


Best Quarter:          Q4 2000            1.57%
---------------------------------------------------
Worst Quarter:         Q3 2003            0.15%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
                        1 Year   5 Years   10 Years
---------------------------------------------------
Money Market Fund        2.80%    1.95%      3.64%

     As of December 31, 2005, the seven-day yield for the Fund was 3.85%. For current yield information, please call 800.982.8782.

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and are not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund will invest primarily in U.S. dollar-denominated, high-quality municipal securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.


PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o    Credit risk

o    Income risk

o    Manager risk

o    Municipal market risk

o    Principal stability risk

--------------------------------------------------------------------------------
TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)
A federal tax system designed to ensure that individuals, trusts, estates and companies pay at least some federal income tax.


MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are generally exempt from federal income tax.


U.S. GOVERNMENT SECURITIES
See page 6.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
Bar Chart:
96      97      98      99      00      01      02      03      04      05
2.94    3.17    3.02    2.75    3.58    2.34    0.99    0.54    0.65    1.87

Best Quarter:          Q4 2000            0.94%
---------------------------------------------------
Worst Quarter:         Q3 2003            0.10%

AVERAGE ANNUAL TOTAL RETURN

(as of 12/31/05)
                        1 Year   5 Years   10 Years
---------------------------------------------------
Tax-Exempt
Money Market Fund        1.87%    1.28%      2.18%

     As of December 31, 2005, the seven-day yield for the Fund was 2.85%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 3.96%. For current yield information, please call 800.982.8782.

                              RISK CONSIDERATIONS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.

                                             Government Money                             Tax-Exempt
        RISKS FOR ONE OR MORE FUNDS             Market Fund        Money Market Fund   Money Market Fund
--------------------------------------------------------------------------------------------------------
  Counterparty                                       O                     O                   O
--------------------------------------------------------------------------------------------------------
  Credit                                             P                     P                   P
--------------------------------------------------------------------------------------------------------
  Foreign securities                                                       P
--------------------------------------------------------------------------------------------------------
  Income                                             P                     P                   P
--------------------------------------------------------------------------------------------------------
  Manager                                            P                     P                   P
--------------------------------------------------------------------------------------------------------
  Municipal market                                                                             P
--------------------------------------------------------------------------------------------------------
  Principal stability                                P                     P                   P
--------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

FEES AND EXPENSES

The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.


SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None

REDEMPTION FEE                                                              None
================================================================================


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
================================================================================
                                    Government        Money         Tax-Exempt
                                   Money Market      Market        Money Market
--------------------------------------------------------------------------------
Investment Advisory Fees               0.10%          0.10%            0.10%

Rule 12b-1 Fees                        0.10           0.10             0.10

Shareholder Servicing Fees             0.25           0.25             0.25

Other Expenses1                        0.15           0.15             0.15
--------------------------------------------------------------------------------
Total Operating Expenses1              0.60%          0.60%            0.60%
--------------------------------------------------------------------------------


1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect expense reductions (expense reimbursements and fee waivers) by Harris N.A. (Harris). Commencing August 8, 2005, Harris agreed to waive any administration fees payable to it exceeding its costs and the fees payable to PFPC, Inc. as sub-administrator through the term of Harris' administration agreement with the Funds. (These waivers are expected to remain in effect until at least December 31, 2006 and, if voluntary, may be decreased by Harris.) After these reductions, actual other expenses and total operating expenses for the fiscal year ended December 31, 2005 were:

                                    Government        Money         Tax-Exempt
                                   Money Market      Market        Money Market
--------------------------------------------------------------------------------
  Other Expenses                       0.10%          0.07%            0.12%
  Total Operating Expenses             0.55%          0.52%            0.57%
--------------------------------------------------------------------------------

Customers of a financial institution such as Harris may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


================================================================================
                                     Government       Money         Tax-Exempt
                                   Money Market      Market        Money Market
--------------------------------------------------------------------------------
One Year                                $61            $61              $61
--------------------------------------------------------------------------------
Three Years                             192            192              192
--------------------------------------------------------------------------------
Five Years                              335            335              335
--------------------------------------------------------------------------------
Ten Years                               750            750              750
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM managed approximately $21.7 billion in assets.

ADVISORY FEES

The investment advisory fees payable to HIM for each Fund are based upon the average daily net assets of each Fund at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, Principal and Portfolio Manager (HIM)

Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Arts is also co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

BOYD R. EAGER, Principal and Portfolio Manager (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Eager is also co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

KIMBERLY J. KEYWELL, Principal and Portfolio Manager (HIM)


Ms. Keywell joined HIM in 1995. She has 14 years of investment management experience and was appointed as a manger of the Fund effective May 1, 2006. Ms. Keywell is also co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund.


MONEY MARKET FUND

PETER J. ARTS, Principal and Portfolio Manager (HIM)

Mr. Arts was appointed co-manager of the Fund in 2004. See information for the Government Money Market Fund.

BOYD R. EAGER, Principal and Portfolio Manager (HIM)

Mr. Eager was appointed co-manager of the Fund in 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, Principal and Portfolio Manager (HIM)


Ms. Keywell was appointed as a manager of the Fund effective May 1, 2006. See information for the Government Money Market Fund.


TAX-EXEMPT MONEY MARKET FUND

PETER J. ARTS, Principal and Portfolio Manager (HIM)

Mr. Arts was appointed co-manager of the Fund in 2005. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, Principal and Portfolio Manager (HIM)

Ms. Keywell was appointed co-manager of the Fund in 1998. See information for the Government Money Market Fund.

BOYD R. EAGER, Principal and Portfolio Manager (HIM)


Mr. Eager was appointed as a manager of the Fund effective May 1, 2006. See information for the Government Money Market Fund.


The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.


                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


                               HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT

There are three convenient ways to invest in the Harris Insight Funds.


--------------------------------------------------------------------------------

  BY MAIL

  Complete and sign an application for N Shares.

  Make your check payable to the Harris Insight Funds.

  If you are adding to your existing account, indicate your Fund account number directly on the check.

  Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------

  BY BANK WIRE

  Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

  Please be sure to furnish your taxpayer identification number.

  Then wire your investment to:
    PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
    For Credit To: Harris Insight Funds 8550932950
    Re: [Name of Fund] -- N Shares
    Account No.:
    Account Name:
    Taxpayer ID No.:

  If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By Mail."

  The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------

  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information.

  Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.

--------------------------------------------------------------------------------

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.


Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by Harris and/or HIM at their own expense.


Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION

Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Harris Insight Funds' Automatic Investment Plan by so indicating on the Harris Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

ADDITIONAL COMPENSATION TO YOUR FINANCIAL INSTITUTION

Harris and/or HIM, from time to time, may, at their own expense and from their own resources, provide additional cash payments to financial institutions that sell shares of the Funds. These financial institutions provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives of financial institutions, inclusion of the Funds on a sales list, or other sales program. Financial institutions include financial advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of Harris. These cash payments are in addition to any applicable sales charges, Rule 12b-1 fees and shareholder servicing fees disclosed elsewhere in this prospectus.

CHOOSE YOUR INVESTMENT AMOUNT

The Harris Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                                                MINIMUM PER FUND

To open a regular account.................................................$1,000

To open a retirement account................................................$250

To open an account using the Automatic Investment Plan.......................$50

To add to an existing account................................................$50

MORE ABOUT BUYING SHARES

MULTIPLE OWNERS

If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

--------------------------------------------------------------------------------
The Funds are open for business each day the New York Stock Exchange (NYSE) is open for business. The NYSE is scheduled to be closed on:
--------------------------------------------------------------------------------
New Year's Day                   Good Friday                    Labor Day
Martin Luther King, Jr. Day      Memorial Day                   Thanksgiving Day
Presidents' Day                  Independence Day               Christmas Day
--------------------------------------------------------------------------------
You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------

  BY MAIL AND CHECK

  You may sell shares by writing the Funds at:
   Harris Insight Funds
   c/o PFPC Inc.
   P.O. Box 9829 Providence, RI 02940-8029.

  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------

  BY TELEPHONE AND CHECK

  If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------

  BY TELEPHONE AND BANK WIRE

  If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------

  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information

  Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent or your financial institution. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o For the Tax-Exempt Money Market Fund and the Government Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will generally be sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be disbursed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS)

You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Harris Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Harris Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

o    you must have elected to reinvest your Fund dividends, and

o your Fund account from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal.

Plan redemptions can be processed on a date you choose of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES

The Funds require Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o    Payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary public.

CHECKWRITING

Checkwriting is available for each of the Harris Insight Money Market Funds. If you are an investor in one of these Funds and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Harris Insight Funds at 800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Funds' transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Funds and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

EXCHANGING SHARES

You may exchange your N Shares of a Fund for N Shares of any other Harris Insight Fund, provided that:

o    Your account registration for both Funds is the same, and

o    The shares you wish to buy are registered for sale in your home state.

Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Fund management's judgment, the Fund to be purchased would be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

DIRECTED DIVIDEND PLAN (DDP)

You may direct your dividends and/or distributions from one Harris Insight Fund to be invested automatically in another Harris Insight Fund without any fee or sales charge, provided that both Funds are in the same share class and have identical ownership registration. To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at http://www.harrisinsight.com. The information will remain on the Funds' website until 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared daily and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, paid in cash on the payment date, or invested in another Fund on the ex-date pursuant to the DDP. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

--------------------------------------------------------------------------------
TERMS TO KNOW

EXEMPT-INTEREST DIVIDENDS
Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.
--------------------------------------------------------------------------------

                           DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

SERVICE PLANS

Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's N Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services that they provide. Each Money Market Fund may also pay for expenses incurred for advertising and marketing N Shares of the Fund at a rate of up to 0.10% of average daily net asset value of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because those expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

MULTIPLE CLASSES

Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. The Money Market Fund offers four classes of shares: N Shares, Exchange Shares, Service Shares and Institutional Shares. Exchange Shares, Service Shares and Institutional Shares are each offered by separate prospectuses.


                       MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

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

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in N Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.

These financial highlights should be read with the financial statements.

                                                              GOVERNMENT MONEY
                                                                 MARKET FUND
                                          12/31/05     12/31/04    12/31/03     12/31/02     12/31/01
  Net Asset Value, Beginning of Period      $1.00        $1.00       $1.00        $1.00        $1.00
                                            -----        -----       -----        -----        -----

  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                     0.027        0.009       0.007        0.013        0.036
  Net Realized and Unrealized
     Gain/(Loss) on Investments                --           --          --           --           --
                                            -----        -----       -----        -----        -----
  Total from Investment Operations          0.027        0.009       0.007        0.013        0.036
                                            -----        -----       -----        -----        -----

  LESS DISTRIBUTIONS:
  Net Investment Income                    (0.027)      (0.009)     (0.007)      (0.013)      (0.036)
  Capital Contribution                         --           --          --           --           --
                                            -----        -----       -----        -----        -----
  Total Distributions                      (0.027)      (0.009)     (0.007)      (0.013)      (0.036)
                                            -----        -----       -----        -----        -----
  Net Asset Value, End of Period            $1.00        $1.00       $1.00        $1.00        $1.00
                                            =====        =====       =====        =====        =====
  TOTAL RETURN                              2.70%        0.88%       0.67%        1.30%        3.68%

  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)        262,512      234,751     374,310      302,126      282,782
  Ratio of Expenses to Average
     Net Assets                             0.55%        0.56%       0.54%        0.55%        0.55%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)             0.60%        0.60%       0.59%        0.61%        0.60%
  Ratio of Net Investment Income to
     Average Net Assets                     2.65%        0.88%       0.66%        1.27%        3.62%
                                                                 MONEY MARKET
                                                                     FUND
                                          12/31/05    12/31/04     12/31/03     12/31/02    12/31/01
  Net Asset Value, Beginning of Period      $1.00       $1.00        $1.00        $1.00       $1.00
                                            -----       -----        -----        -----       -----

  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                     0.028       0.009        0.007        0.015       0.038
  Net Realized and Unrealized
     Gain/(Loss) on Investments                --          --           --           --          --
                                            -----       -----        -----        -----       -----
  Total from Investment Operations          0.028       0.009        0.007        0.015       0.038
                                            -----       -----        -----        -----       -----

  LESS DISTRIBUTIONS:
  Net Investment Income                    (0.028)     (0.009)      (0.007)      (0.015)     (0.038)
  Capital Contribution                         --          --           --           --          --
                                            -----       -----        -----        -----       -----
  Total Distributions                      (0.028)     (0.009)      (0.007)      (0.015)     (0.038)
                                            -----       -----        -----        -----       -----
  Net Asset Value, End of Period            $1.00       $1.00        $1.00        $1.00       $1.00
                                            =====       =====        =====        =====       =====
  TOTAL RETURN                              2.80%       0.94%        0.74%        1.48%       3.85%

  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)        920,774   1,179,902    1,301,168    1,297,318   1,542,392
  Ratio of Expenses to Average
     Net Assets                             0.52%       0.52%        0.52%        0.52%       0.54%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)             0.60%       0.59%        0.58%        0.58%       0.58%
  Ratio of Net Investment Income to
     Average Net Assets                     2.72%       0.90%        0.75%        1.44%       3.81%
                                                                 TAX-EXEMPT MONEY
                                                                    MARKET FUND
                                          12/31/05     12/31/04     12/31/03    12/31/02     12/31/01
  Net Asset Value, Beginning of Period      $1.00        $1.00        $1.00       $1.00        $1.00
                                            -----        -----        -----       -----        -----

  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                     0.019        0.007        0.005       0.010        0.023
  Net Realized and Unrealized
     Gain/(Loss) on Investments                --           --           --          --           --
                                            -----        -----        -----       -----        -----
  Total from Investment Operations          0.019        0.007        0.005       0.010        0.023
                                            -----        -----        -----       -----        -----

  LESS DISTRIBUTIONS:
  Net Investment Income                    (0.019)      (0.007)      (0.005)     (0.010)      (0.023)
  Capital Contribution                         --           --           --          --           --
                                            -----        -----        -----       -----        -----
  Total Distributions                      (0.019)      (0.007)      (0.005)     (0.010)      (0.023)
                                            -----        -----        -----       -----        -----
  Net Asset Value, End of Period            $1.00        $1.00        $1.00       $1.00        $1.00
                                            =====        =====        =====       =====        =====
  TOTAL RETURN                              1.87%        0.65%        0.54%       0.99%        2.34%

  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)        257,842      191,165      237,835     210,678      230,533
  Ratio of Expenses to Average
     Net Assets                             0.57%        0.60%        0.57%       0.57%        0.58%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)             0.60%        0.60%        0.58%       0.58%        0.58%
  Ratio of Net Investment Income to
     Average Net Assets                     1.87%        0.64%        0.54%       0.99%        2.35%

                                  26-27 SPREAD

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

                       This page intentionally left blank

FOR MORE INFORMATION

More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

  BY TELEPHONE
  Call 800.982.8782

  BY MAIL
  Harris Insight Funds
  c/o PFPC Inc.
  P.O. Box 9829 Providence, RI 02940-8029

  ON THE INTERNET

  The Funds' prospectus, SAI and Annual and Semi-Annual Reports can be viewed online or downloaded from:

   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Copies of the Funds' prospectus, SAI and Annual and Semi-Annual Reports may also be available from financial institutions through which shares are purchased.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.


                                                                   HIF 1203 5/06

[logo: HARRIS INSIGHT FUNDS]

HARRIS INSIGHT FUNDS(TM)

                              Institutional Shares

                             MAY 1, 2006 PROSPECTUS

                        HARRIS INSIGHT MONEY MARKET FUNDS


                          Government Money Market Fund

                                Money Market Fund

                          Tax-Exempt Money Market Fund



   AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
             PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              HARRIS INSIGHT FUNDS
                    MONEY MARKET FUNDS - INSTITUTIONAL SHARES

At a special meeting held on March 25, 2006, the Board of Trustees of the Harris Insight Funds Trust (the "Trust") unanimously approved and recommended that shareholders approve:

     o Phoenix Investment Counsel, Inc. ("PIC") to become the investment adviser to each series of the Trust (the "Funds"), pursuant to a proposed investment advisory agreement between the Trust and PIC;

     o Harris Investment Management, Inc. ("HIM") to become the subadviser to each Fund, except International Fund, Emerging Markets Fund, Bond Fund and High Yield Bond Fund, pursuant to a proposed subadvisory agreement between PIC and HIM;

     o Vontobel Asset Management Inc. ("Vontobel") to become the subadviser to the International Fund and Emerging Markets Fund, pursuant to a proposed subadvisory agreement between PIC and Vontobel; and

     o Seneca Capital Management LLC, to become the subadviser to the Bond Fund and High Yield Bond Fund, pursuant to a proposed subadvisory agreement between PIC and Seneca.

HIM and Harris N.A., the Funds' administrator, recommended these changes because they have decided to exit the business of acting as the sponsor and principal service provider to U.S. mutual funds. Accordingly, HIM would stop providing principal investment advisory services to the Funds. The terms and conditions of the transaction between HIM and PIC are set forth in a Transaction Agreement, dated as of March 28, 2006, among PIC, HIM, Harris Financial Corp. and Phoenix Investment Partners, Ltd. ("PXP"). The new advisory and subadvisory agreements (as well as certain other proposals) (the "Proposals") are subject to approval of shareholders at a Special Meeting of Shareholders to be held May 11, 2006. The Record Date for the Meeting is March 27, 2006. If the Proposals are approved, and the other conditions set forth in the Transaction Agreement are satisfied or waived, the changes described above are anticipated to occur during the second calendar quarter of 2006.

If shareholders of the Funds approve the Proposals, the Funds' advisory agreement with HIM, and HIM's subadvisory agreements with Hansberger Global Investors, Inc. for International Fund and Emerging Markets Fund, and with HIM Monegy, Inc. for the High Yield Bond Fund, would be terminated. PIC would become the investment adviser to the Funds and HIM would continue to manage most of the Funds, as the subadviser, pursuant to a subadvisory agreement between PIC and HIM. In addition, subject to shareholder approval, nominees who currently are trustees of certain investment companies sponsored or managed by PIC would replace the current trustees of the Trust effective upon the transition to PIC.

PIC is a registered investment adviser and a wholly-owned subsidiary of Phoenix Equity Planning Corporation, a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), the asset management subsidiary of The Phoenix Companies Inc. Based in Hartford, Connecticut, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors as of December 31, 2005. This includes the Phoenix family of 51 retail mutual funds, which are managed by PIC and its affiliates and by external subadvisers.

The Funds' shareholders as of close of business on March 27, 2006 were mailed a Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Proposals.

                                TABLE OF CONTENTS

            INTRODUCTION TO MONEY MARKET FUNDS       PAGE 2
             HARRIS INSIGHT MONEY MARKET FUNDS
                  Government Money Market Fund            4
                             Money Market Fund            6
                  Tax-Exempt Money Market Fund            8
                           Risk Considerations           10
                             Fees and Expenses           12

                            INVESTMENT ADVISER           14

                            PORTFOLIO MANAGERS           15

                        PRICING OF FUND SHARES           16

                          SHAREHOLDER SERVICES           16

              DIVIDENDS AND TAX CONSIDERATIONS           24

                     DISTRIBUTION ARRANGEMENTS           25

             MASTER FUND/FEEDER FUND STRUCTURE           25

                          FINANCIAL HIGHLIGHTS           26

              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS

These Funds invest in short-term money market instruments issued by banks, other
 U.S. corporations, the U.S. Government, state or local governments, and other entities. These securities may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o    Buy only high-quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days

--------------------------------------------------------------------------------
TERMS TO KNOW

ASSET-BACKED SECURITIES
Securities collateralized by credit card loans or other accounts receivable.

DOLLAR-WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

   Each Fund's principal investment strategies and risks are discussed in this prospectus. Other investment practices, and their related risks, are described in the Statement of Additional Information.

   The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

   Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 10.

--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);

o securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and

o    repurchase agreements backed by any of the foregoing securities.

The Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS (See Risk Considerations, page 10.)

o    Credit risk

o    Income risk

o    Manager risk

o    Principal stability risk

--------------------------------------------------------------------------------
TERMS TO KNOW

REPURCHASE AGREEMENTS
Contracts in which a bank or broker/dealer sells securities, with a promise to buy back the securities on a specified date (generally the next business day) at a specified price.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
96      97      98      99      00      01      02      03      04      05
5.24    5.48    5.43    5.04    6.24    4.04    1.65    1.02    1.23    3.06


Best Quarter:     Q4 2000       1.61%
-------------------------------------
Worst Quarter:    Q3 2003       0.22%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
               1       5       10
             Year    Years    Years
-----------------------------------
Government
Money Market
Fund         3.06%   2.19%    3.83%

As of December 31, 2005, the seven-day yield for the Fund was 4.17%. For current yield information, please call 800.982.8782.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.
Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS (See Risk Considerations, page 10.)

o    Credit risk

o    Foreign securities risk

o    Income risk

o    Manager risk

o    Principal stability risk

--------------------------------------------------------------------------------
TERMS TO KNOW

COMMERCIAL PAPER
Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
96      97      98      99      00      01      02      03      04      05
5.38    5.66    5.61    5.29    6.46    4.21    1.83    1.10    1.29    3.15

Best Quarter:     Q4 2000       1.66%
-------------------------------------

Worst Quarter:    Q1 2004       0.24%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
               1       5       10
             Year    Years    Years
-----------------------------------
Money Market
Fund         3.15%   2.31%    3.98%


As of December 31, 2004, the seven-day yield for the Fund was 4.20%. For current yield information, please call 800.982.8782.

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and are not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund will invest primarily in U.S. dollar-denominated, high-quality municipal securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).
Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS (See Risk Considerations, page 10.)

o    Credit risk

o    Income risk

o    Manager risk

o    Municipal market risk

o    Principal stability risk


--------------------------------------------------------------------------------
TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)
A federal tax system designed to ensure that individuals, trusts, estates and companies pay at least some federal income tax.

MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES
See page 6.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
96      97      98      99      00      01      02      03      04      05
3.19    3.47    3.35    3.07    3.94    2.70    1.35    0.90    1.00    2.23

Best Quarter:     Q4 2000       1.03%
--------------------------------------------------------------------------------

Worst Quarter:    Q3 2003       0.19%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
               1       5       10
             Year    Years    Years
--------------------------------------------------------------------------------
Tax-Exempt
Money Market
Fund         2.23%   1.63%    2.51%


As of December 31, 2005, the seven-day yield for the Fund was 3.20%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 4.44%. For current yield information, please call 800.982.8782.

                               RISK CONSIDERATIONS

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


                             Government Money      Money          Tax-Exempt
RISKS FOR ONE OR MORE FUNDS     Market Fund      Market Fund   Money Market Fund
--------------------------------------------------------------------------------
Counterparty                         O                 O               O
--------------------------------------------------------------------------------
Credit                               P                 P               P
--------------------------------------------------------------------------------
Foreign securities                                     P
--------------------------------------------------------------------------------
Income                               P                 P               P
--------------------------------------------------------------------------------
Manager                              P                 P               P
--------------------------------------------------------------------------------
Municipal market                                                       P
--------------------------------------------------------------------------------
Principal stability                  P                 P               P
--------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                                FEES AND EXPENSES

  The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.


SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None

REDEMPTION FEE                                                              None
================================================================================


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
================================================================================
                            Government             Money           Tax-Exempt
                           Money Market           Market          Money Market
--------------------------------------------------------------------------------
Investment
Advisory Fees                 0.10%               0.10%              0.10%

Other Expenses1               0.15                0.15               0.15
--------------------------------------------------------------------------------
Total Operating
Expenses1                     0.25%               0.25%              0.25%
--------------------------------------------------------------------------------


1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect expense reductions (expense reimbursements and fee waivers) by Harris N.A. (Harris). Commencing August 8, 2005, Harris agreed to waive any administration fees payable to it exceeding its costs and the fees payable to PFPC, Inc. as sub-administrator through the term of Harris' administration agreement with the Funds. (These waivers are expected to remain in effect until at least December 31, 2006 and, if voluntary, may be decreased by Harris.) After these reductions, actual other expenses and total operating expenses for the fiscal year ended December 31, 2005 were:


                            Government             Money           Tax-Exempt
                           Money Market           Market          Money Market
--------------------------------------------------------------------------------
  Other Expenses              0.10%               0.07%               0.12%
  Total Operating Expenses    0.20%               0.17%               0.22%
--------------------------------------------------------------------------------


Customers of a financial institution such as Harris may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                             Government           Money         Tax-Exempt
                            Money Market         Market        Money Market
--------------------------------------------------------------------------------
One Year                         $26              $26               $26
--------------------------------------------------------------------------------
Three Years                       80               80                80
--------------------------------------------------------------------------------
Five Years                       141              141               141
--------------------------------------------------------------------------------
Ten Years                        318              318               318
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM managed approximately $21.7 billion in assets.

ADVISORY FEES

The investment advisory fees payable to HIM for each Fund are based upon the average daily net assets of each Fund at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

                               PORTFOLIO MANAGERS

GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, Principal and Portfolio Manager (HIM)

Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Arts is also co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

BOYD R. EAGER, Principal and Portfolio Manager (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Eager is also co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

KIMBERLY J. KEYWELL, Principal and Portfolio Manager (HIM)


Ms. Keywell joined HIM in 1995. She has 14 years of investment management experience and was appointed as a manger of the Fund effective May 1, 2006. Ms. Keywell is also co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund.


MONEY MARKET FUND

PETER J. ARTS, Principal and Portfolio Manager (HIM)

Mr. Arts was appointed co-manager of the Fund in 2004. See information for the Government Money Market Fund.

BOYD R. EAGER, Principal and Portfolio Manager (HIM)

Mr. Eager was appointed co-manager of the Fund in 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, Principal and Portfolio Manager (HIM)


Ms. Keywell was appointed as a manager of the Fund effective May 1, 2006. See information for the Government Money Market Fund.


TAX-EXEMPT MONEY MARKET FUND

PETER J. ARTS, Principal and Portfolio Manager (HIM)

Mr. Arts was appointed co-manager of the Fund in 2005. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, Principal and Portfolio Manager (HIM)

Ms. Keywell was appointed co-manager of the Fund in 1998. See information for the Government Money Market Fund.

BOYD R. EAGER, Principal and Portfolio Manager (HIM)


Mr. Eager was appointed as a manager of the Fund effective May 1, 2006. See information for the Government Money Market Fund.


The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

                             PRICING OF FUND SHARES

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.


                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional shares are sold to the following investors:

o    Fiduciary and discretionary accounts of institutions

o Financial institutions, such as banks, savings institutions and credit unions

o    Pension and profit sharing and employee benefit plans and trusts

o    Insurance companies

o    Investment companies

o    Investment advisers

o Broker/dealers investing for their own accounts or for the accounts of other institutional investors


Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, Harris N.A. and its affiliated banks, the distributor and the investment adviser's other investment advisory clients.

OPENING A NEW ACCOUNT
There are three convenient ways to invest in the Harris Insight Funds.

--------------------------------------------------------------------------------

  BY MAIL

  Complete and sign an application for Institutional Shares.

  Make your check payable to the Harris Insight Funds.

  If you are adding to your existing account, indicate your Fund account number directly on the check.

  Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------

  BY BANK WIRE

  Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

  Please be sure to furnish your taxpayer identification number.

  Then wire your investment to:
    PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
    For Credit To: Harris Insight Funds 8550932950
    Re: [Name of Fund] -- Institutional Shares
    Account No.:
    Account Name:
    Taxpayer ID No.:

  If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By Mail."

  The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------

  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information.

  Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.

--------------------------------------------------------------------------------

The Harris Insight Funds' Institutional Shares requires a minimum investment of $100,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM, Harris N.A. and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for (a) rollover accounts from existing clients of HIM or Harris for which retirement plan services are currently provided; and (b) certain mutual fund wrap programs that offer asset allocation services and whose clients will, in the aggregate, invest at least $100,000. At the discretion of Fund management, client accounts of a single adviser (other than HIM) may be aggregated to meet the minimum requirement.


Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.


Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by Harris and/or HIM at their own expense.


Payment for shares purchased through a financial institution will not be due until settlement date. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

ADDITIONAL COMPENSATION TO YOUR FINANCIAL INSTITUTION

Harris and/or HIM, from time to time, may, at their own expense and from their own resources, provide additional cash payments to financial institutions that sell shares of the Funds. These financial institutions provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives of financial institutions, inclusion of the Funds on a sales list, or other sales program. Financial institutions include financial advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of Harris. These cash payments are in addition to any applicable sales charges, Rule 12b-1 fees and shareholder servicing fees disclosed elsewhere in this prospectus.


MORE ABOUT BUYING SHARES

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

--------------------------------------------------------------------------------
  The Funds are open for business each day the New York Stock Exchange (NYSE) is open for business. The NYSE is scheduled to be closed on:
--------------------------------------------------------------------------------
  New Year's Day                 Good Friday                Labor Day
  Martin Luther King, Jr. Day    Memorial Day               Thanksgiving Day
  Presidents' Day                Independence Day           Christmas Day
--------------------------------------------------------------------------------
  You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------


ACCESSING YOUR MONEY

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------
  BY MAIL AND CHECK

  You may sell shares by writing the Funds at:
    Harris Insight Funds,
    c/o PFPC Inc.,
    P.O. Box 9829,
    Providence, RI 02940-8029.

  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------

  BY TELEPHONE AND CHECK

  If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------

  BY TELEPHONE AND BANK WIRE

  If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------

  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information

  Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)


MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent or your financial institution. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o For the Tax-Exempt Money Market Fund and the Government Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be generally sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

SIGNATURE GUARANTEES

The Funds require Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o    Payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary public.


CHECKWRITING (FOR THE MONEY MARKET FUND ONLY)

Checkwriting is available for the Harris Insight Money Market Fund. If you are an investor in the Fund and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Harris Insight Funds at 800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Fund and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.


REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500, unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.


ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

EXCHANGING SHARES

You can exchange your Institutional Shares of a Fund for Institutional Shares of any other Harris Insight Fund, provided that:

o    Your account registration for both Funds is the same, and

o    The shares you wish to buy are registered for sale in your home state.

Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Fund management's judgment, the Fund to be purchased would be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at http://www.harrisinsight.com. The information will remain on the Funds' website until 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.

                        DIVIDENDS AND TAX CONSIDERATIONS

Dividends of net investment income, if any, are declared daily and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.


--------------------------------------------------------------------------------
TERMS TO KNOW

EXEMPT-INTEREST DIVIDENDS
Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.
--------------------------------------------------------------------------------

                            DISTRIBUTION ARRANGEMENTS

MULTIPLE CLASSES
Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. The Money Market Fund offers four classes of shares: N Shares, Exchange Shares, Service Shares and Institutional Shares. N Shares, Exchange Shares and Service Shares are each offered by separate prospectuses.


                        MASTER FUND/FEEDER FUND STRUCTURE
The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.

These financial highlights should be read with the financial statements.

                                                        GOVERNMENT MONEY
                                                           MARKET FUND

                                      12/31/05   12/31/04    12/31/03    12/31/02    12/31/01
Net Asset Value, Beginning of Period    $1.00      $1.00       $1.00       $1.00       $1.00
                                       ------     ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                   0.030      0.012       0.010       0.016       0.040
Net Realized and Unrealized
  Gain/(Loss) on Investments               --         --          --          --          --
                                       ------     ------      ------      ------      ------
Total from Investment Operations        0.030      0.012       0.010       0.016       0.040
                                       ------     ------      ------      ------      ------
LESS DISTRIBUTIONS:
Net Investment Income                  (0.030)    (0.012)     (0.010)     (0.016)     (0.040)
Capital Contribution                       --         --          --          --          --
                                       ------     ------      ------      ------      ------
Total Distributions                    (0.030)    (0.012)     (0.010)     (0.016)     (0.040)
                                       ------     ------      ------      ------      ------
Net Asset Value, End of Period          $1.00      $1.00       $1.00       $1.00       $1.00
                                       ======     ======      ======      ======      ======
TOTAL RETURN                            3.06%      1.23%       1.02%       1.65%       4.04%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000)     215,132    332,483     249,842     261,492     249,444
Ratio of Expenses to Average
  Net Assets                            0.20%      0.21%       0.19%       0.20%       0.20%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers)            0.25%      0.25%       0.24%       0.26%       0.25%
Ratio of Net Investment Income to
  Average Net Assets                    3.00%      1.23%       1.01%       1.62%       4.01%

                                                           MONEY MARKET
                                                               FUND

                                      12/31/05   12/31/04    12/31/03    12/31/02    12/31/01
Net Asset Value, Beginning of Period    $1.00      $1.00       $1.00       $1.00       $1.00
                                       ------     ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                   0.031      0.013       0.011       0.018       0.041
Net Realized and Unrealized
  Gain/(Loss) on Investments               --         --          --          --          --
                                       ------     ------      ------      ------      ------
Total from Investment Operations        0.031      0.013       0.011       0.018       0.041
                                       ------     ------      ------      ------      ------
LESS DISTRIBUTIONS:
Net Investment Income                  (0.031)    (0.013)     (0.011)     (0.018)     (0.041)
Capital Contribution                    --            --          --          --          --
                                       ------     ------      ------      ------      ------
Total Distributions                    (0.031)    (0.013)     (0.011)     (0.018)     (0.041)
                                       ------     ------      ------      ------      ------
Net Asset Value, End of Period          $1.00      $1.00       $1.00       $1.00       $1.00
                                       ======     ======      ======      ======      ======
TOTAL RETURN                            3.15%      1.29%       1.10%       1.83%       4.21%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000)   3,724,311  2,662,963   3,788,967   4,909,006   2,237,567
Ratio of Expenses to Average
  Net Assets                            0.17%      0.17%       0.17%       0.17%       0.19%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers)            0.25%      0.24%       0.23%       0.23%       0.23%
Ratio of Net Investment Income to
  Average Net Assets                    3.16%      1.25%       1.10%       1.79%       4.16%


                                                       TAX-EXEMPT MONEY
                                                          MARKET FUND

                                      12/31/05   12/31/04    12/31/03   12/31/02     12/31/01
Net Asset Value, Beginning of Period    $1.00      $1.00       $1.00       $1.00       $1.00
                                       ------     ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                   0.022      0.010       0.009       0.013       0.027
Net Realized and Unrealized
  Gain/(Loss) on Investments               --         --          --          --          --
                                       ------     ------      ------      ------      ------
Total from Investment Operations        0.022      0.010       0.009       0.013       0.027
                                       ------     ------      ------      ------      ------
LESS DISTRIBUTIONS:
Net Investment Income                  (0.022)    (0.010)     (0.009)     (0.013)     (0.027)
Capital Contribution                       --         --          --          --          --
                                       ------     ------      ------      ------      ------
Total Distributions                    (0.022)    (0.010)     (0.009)     (0.013)     (0.027)
                                       ------     ------      ------      ------      ------
Net Asset Value, End of Period          $1.00      $1.00       $1.00       $1.00       $1.00
                                       ======     ======      ======      ======      ======
TOTAL RETURN                            2.23%      1.00%       0.90%       1.35%       2.70%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000)   1,035,130    759,266     847,140     815,171     788,162
Ratio of Expenses to Average
  Net Assets                            0.22%      0.25%       0.22%       0.22%       0.23%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers)            0.25%      0.25%       0.23%       0.23%       0.23%
Ratio of Net Investment Income to
  Average Net Assets                    2.22%      0.99%       0.89%       1.34%       2.62%

                       This page intentionally left blank

FOR MORE INFORMATION

More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
c/o PFPC Inc.
P.O. Box 9829
Providence, RI 02940-8029

ON THE INTERNET
The Funds' prospectus, SAI and Annual and Semi-Annual Reports can be viewed online or downloaded from:
         HARRIS INSIGHT FUNDS
         http://www.harrisinsight.com

Copies of the Funds' prospectus, SAI and Annual and Semi-Annual Reports may also be available from financial institutions through which shares are purchased.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.


                                                                   HIF 1103 5/06

[logo: HARRIS INSIGHT FUNDS]

HARRIS INSIGHT FUNDS(TM)

                                 Exchange Shares

                             MAY 1, 2006 PROSPECTUS


                        HARRIS INSIGHT MONEY MARKET FUND

    AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
          PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              HARRIS INSIGHT FUNDS
                                 EXCHANGE SHARES


At a special meeting held on March 25, 2006, the Board of Trustees of the Harris Insight Funds Trust (the "Trust") unanimously approved and recommended that shareholders approve:

     o Phoenix Investment Counsel, Inc. ("PIC") to become the investment adviser to each series of the Trust (the "Funds"), pursuant to a proposed investment advisory agreement between the Trust and PIC;

     o Harris Investment Management, Inc. ("HIM") to become the subadviser to each Fund, except International Fund, Emerging Markets Fund, Bond Fund and High Yield Bond Fund, pursuant to a proposed subadvisory agreement between PIC and HIM;

     o Vontobel Asset Management Inc. ("Vontobel") to become the subadviser to the International Fund and Emerging Markets Fund, pursuant to a proposed subadvisory agreement between PIC and Vontobel; and

     o Seneca Capital Management LLC, to become the subadviser to the Bond Fund and High Yield Bond Fund, pursuant to a proposed subadvisory agreement between PIC and Seneca.

HIM and Harris N.A., the Funds' administrator, recommended these changes because they have decided to exit the business of acting as the sponsor and principal service provider to U.S. mutual funds. Accordingly, HIM would stop providing principal investment advisory services to the Funds. The terms and conditions of the transaction between HIM and PIC are set forth in a Transaction Agreement, dated as of March 28, 2006, among PIC, HIM, Harris Financial Corp. and Phoenix Investment Partners, Ltd. ("PXP"). The new advisory and subadvisory agreements (as well as certain other proposals) (the "Proposals") are subject to approval of shareholders at a Special Meeting of Shareholders to be held May 11, 2006. The Record Date for the Meeting is March 27, 2006. If the Proposals are approved, and the other conditions set forth in the Transaction Agreement are satisfied or waived, the changes described above are anticipated to occur during the second calendar quarter of 2006.

If shareholders of the Funds approve the Proposals, the Funds' advisory agreement with HIM, and HIM's subadvisory agreements with Hansberger Global Investors, Inc. for International Fund and Emerging Markets Fund, and with HIM Monegy, Inc. for the High Yield Bond Fund, would be terminated. PIC would become the investment adviser to the Funds and HIM would continue to manage most of the Funds, as the subadviser, pursuant to a subadvisory agreement between PIC and HIM. In addition, subject to shareholder approval, nominees who currently are trustees of certain investment companies sponsored or managed by PIC would replace the current trustees of the Trust effective upon the transition to PIC.

PIC is a registered investment adviser and a wholly-owned subsidiary of Phoenix Equity Planning Corporation, a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), the asset management subsidiary of The Phoenix Companies Inc. Based in Hartford, Connecticut, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors as of December 31, 2005. This includes the Phoenix family of 51 retail mutual funds, which are managed by PIC and its affiliates and by external subadvisers.

The Funds' shareholders as of close of business on March 27, 2006 were mailed a Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Proposals.

                                TABLE OF CONTENTS

              HARRIS INSIGHT MONEY MARKET FUND       PAGE 1

                             FEES AND EXPENSES            4

                            INVESTMENT ADVISER            5

                             PORTFOLIO MANAGER            6

                        PRICING OF FUND SHARES            6

                          SHAREHOLDER SERVICES            7

              DIVIDENDS AND TAX CONSIDERATIONS           12

                     DISTRIBUTION ARRANGEMENTS           13

             MASTER FUND/FEEDER FUND STRUCTURE           13

                          FINANCIAL HIGHLIGHTS           14

                        HARRIS INSIGHT MONEY MARKET FUND

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

The investment objective of the Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

INVESTMENT PARAMETERS

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o    Buy only high-quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS

o Credit risk. The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

o Foreign securities risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

o Income risk. The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

o Manager risk. The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

o Principal stability risk. The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

A secondary risk is counterparty risk. Counterparty risk is the risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

--------------------------------------------------------------------------------
Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  TERMS TO KNOW

  COMMERCIAL PAPER
  Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

  DOLLAR-WEIGHTED AVERAGE MATURITY
  An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

  U.S. GOVERNMENT SECURITIES
  Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
Bar Chart:
02      03      04      05
1.79    1.05    1.28    3.15


Best Quarter:     Q4 2005       1.00%
-------------------------------------
Worst Quarter:    Q1 2004       0.23%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
                 1    Life of Fund
               Year     (7/12/01)
--------------------------------------
Money
Market Fund    3.15%      1.94%

As of December 31, 2005, the seven-day yield for the Fund was 4.20%. For current yield information, please call 800.982.8782.

                                FEES AND EXPENSES


  The tables below describe the fees and expenses that you will pay if you buy and hold Exchange Shares of the Fund.



SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None

REDEMPTION FEE                                                              None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
================================================================================
Investment Advisory Fees                                                   0.10%

Other Expenses1                                                            0.15
--------------------------------------------------------------------------------

Total Operating Expenses1                                                  0.25%
--------------------------------------------------------------------------------

1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary and contractual waivers of administrative fees by Harris N.A. (Harris) or voluntary reimbursements of Fund expenses by Harris. Commencing August 8, 2005, Harris agreed to waive any administration fees payable to it exceeding its costs and the fees payable to PFPC, Inc. as sub-administrator through the term of Harris' administration agreement with the Funds. (These waivers are expected to remain in effect until at least December 31, 2006 and, if voluntary, may be decreased by Harris). After these reductions, actual Other Expenses and Total Operating Expenses of the Fund for the fiscal year ended December 31, 2005 were:


--------------------------------------------------------------------------------
  Other Expenses                                                           0.07%
  Total Operating Expenses                                                 0.17%
--------------------------------------------------------------------------------

Customers of a financial institution or members of a securities or commodities exchange may also be charged certain fees or expenses by the institution or exchange. These fees may vary depending on the capacity in which the institution or exchange provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
One Year                                                                   $ 26
--------------------------------------------------------------------------------
Three Years                                                                  80
--------------------------------------------------------------------------------
Five Years                                                                  141
--------------------------------------------------------------------------------
Ten Years                                                                   318
--------------------------------------------------------------------------------


                               INVESTMENT ADVISER

Harris Investment Management, Inc. (HIM) is the investment adviser for the Fund. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM managed approximately $21.7 billion in assets.

ADVISORY FEES

The investment advisory fees payable to HIM for the Fund are based upon the average daily net assets of the Fund at the annual rate of 0.14% of the Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT ADVISER

Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

                                PORTFOLIO MANAGER

PETER J. ARTS, Principal and Portfolio Manager (HIM)
Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and was appointed co-manager of the Fund in 2004.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and was appointed co-manager of the Fund in 2004.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)


Ms. Keywell joined HIM in 1995. She has 14 years of investment management experience and was appointed as a manager of the Fund effective May 1, 2006.


The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.



                             PRICING OF FUND SHARES

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

The Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUND CALCULATES NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by the Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Exchange Shares are available to institutional investors such as future commission merchants, the exchanges they trade through, and other institutional investors.


OPENING A NEW ACCOUNT
There are three convenient ways to invest in the Fund.

--------------------------------------------------------------------------------

  BY MAIL

  Complete and sign an application for Exchange Shares.

  Make your check payable to the Harris Insight Funds.

  If you are adding to your existing account, indicate your Fund account number directly on the check.

  Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------

  BY BANK WIRE

  Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

  Please be sure to furnish your taxpayer identification number.

  Then wire your investment to:
    PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
    For Credit To: Harris Insight Funds 8550932950
    Re: Money Market Fund -- Exchange Shares
    Account No.:
    Account Name:
    Taxpayer ID No.:

  If you are opening a new account, please complete and mail the account application form to the Fund at the address given under "By Mail."

  The Fund currently does not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------

  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information.

  Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.

--------------------------------------------------------------------------------

The Fund does not require a minimum investment to initiate or add to your investment program.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks. For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.


Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by Harris N.A. and/or HIM at their own expense.


Payment for shares purchased through a financial institution will not be due until settlement date. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.


MORE ABOUT BUYING SHARES

TAXPAYER IDENTIFICATION
You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

--------------------------------------------------------------------------------
  The Fund is open for business each day the New York Stock Exchange (NYSE) is open for business. The NYSE is scheduled to be closed on:
--------------------------------------------------------------------------------
  New Year's Day                 Good Friday                Labor Day
  Martin Luther King, Jr. Day    Memorial Day               Thanksgiving Day
  Presidents' Day                Independence Day           Christmas Day
--------------------------------------------------------------------------------
  You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------


ACCESSING YOUR MONEY

You may sell or redeem some or all of your shares when the Fund is open for business by doing one of the following.

--------------------------------------------------------------------------------
  BY MAIL AND CHECK

  You may sell shares by writing the Fund at:
      Harris Insight Funds,
      c/o PFPC Inc., P.O. Box 9829,
      Providence, RI 02940-8029

  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
   BY TELEPHONE AND CHECK

  If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
  BY TELEPHONE AND BANK WIRE

  If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information

  Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)


MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent or your financial institution. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o In the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be sent by 2:30 p.m. (Eastern time);

o In the case of requests received by 3:30 p.m. (Eastern time), payment will be made by 5:00 p.m. (Eastern time); and

o In the case of requests received after 3:30 p.m. (Eastern time), payment will be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be disbursed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.


SIGNATURE GUARANTEES

The Funds require Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is --

o    Payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary public.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

The Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500, unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Fund will employ reasonable procedures to confirm that telephone instructions are genuine. If the Fund or its service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption privileges may be difficult to implement. In the event that you are unable to reach the Fund by telephone, requests may be mailed or hand-delivered to the Harris Insight Funds c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406.


REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o    Annual and semi-annual reports to shareholders for the Fund.


DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at http://www.harrisinsight.com. The information will remain on the Funds' website until 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.

                        DIVIDENDS AND TAX CONSIDERATIONS

Dividends of net investment income, if any, are declared daily and paid monthly by the Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.


TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Fund. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains, are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

                            DISTRIBUTION ARRANGEMENTS


MULTIPLE CLASSES


The Money Market Fund offers four classes of shares: N Shares, Exchange Shares, Service Shares and Institutional Shares. N Shares, Service Shares and Institutional Shares are each offered by separate prospectuses.


                        MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert the Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS


  The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the
 Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Exchange Shares of the Fund, assuming reinvestment of all dividends and distributions. For periods after
    December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.


These financial highlights should be read with the financial statements.

                                                                 MONEY MARKET
                                                                     FUND
                                                                                         07/12/01(1) TO
                                        12/31/05      12/31/04     12/31/03    12/31/02     12/31/01
Net Asset Value, Beginning of Period      $1.00         $1.00        $1.00       $1.00        $1.00
                                         ------        ------       ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                     0.031         0.013        0.010       0.018        0.014
Net Realized and Unrealized
  Gain/(Loss) on Investments                 --            --           --          --           --
                                         ------        ------       ------      ------       ------
Total from Investment Operations          0.031         0.013        0.010       0.018        0.014
                                         ------        ------       ------      ------       ------
LESS DISTRIBUTIONS:
Net Investment Income                    (0.031)       (0.013)      (0.010)     (0.018)      (0.014)
Capital Contribution                         --            --           --          --           --
                                         ------        ------       ------      ------       ------
Total Distributions                      (0.031)       (0.013)      (0.010)     (0.018)      (0.014)
                                         ------        ------       ------      ------       ------
Net Asset Value, End of Period            $1.00         $1.00        $1.00       $1.00        $1.00
                                         ======        ======       ======      ======       ======
TOTAL RETURN                              3.15%         1.28%        1.05%       1.79%        1.41%(2)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000)      1,409,677     1,029,184      478,586   1,434,436      343,617
Ratio of Expenses to Average
  Net Assets                              0.17%         0.17%        0.22%       0.22%        0.24%(3)
Ratio of Expenses to Average Net
  Assets (Excluding Waivers)              0.30%         0.30%        0.28%       0.28%        0.28%(3)
Ratio of Net Investment Income to
  Average Net Assets                      3.24%         1.35%        1.10%       1.70%        2.69%(3)

(1) Date commenced operations.
(2) Total returns for periods of less than one year are not annualized.
(3) Annualized.

                       This page intentionally left blank

FOR MORE INFORMATION

More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
c/o PFPC Inc.
P.O. Box 9829 Providence, RI 02940-8029

ON THE INTERNET
The Funds' prospectus, SAI and Annual and Semi-Annual Reports can be viewed online or downloaded from:
     HARRIS INSIGHT FUNDS
     http://www.harrisinsight.com

Copies of the Funds' prospectus, SAI and Annual and Semi-Annual Reports may also be available from financial institutions through which shares are purchased.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447



                                                                   HIF 5000 5/06

[logo: HARRIS INSIGHT FUNDS]

HARRIS INSIGHT FUNDS(TM)

                                 SERVICE SHARES

                             MAY 1, 2006 PROSPECTUS


                        HARRIS INSIGHT MONEY MARKET FUNDS

                          Government Money Market Fund
                                Money Market Fund
                          Tax-Exempt Money Market Fund



      AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC)
        HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED
              WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              HARRIS INSIGHT FUNDS
                                 SERVICE SHARES

At a special meeting held on March 25, 2006, the Board of Trustees of the Harris Insight Funds Trust (the "Trust") unanimously approved and recommended that shareholders approve:

     o Phoenix Investment Counsel, Inc. ("PIC") to become the investment adviser to each series of the Trust (the "Funds"), pursuant to a proposed investment advisory agreement between the Trust and PIC;

     o Harris Investment Management, Inc. ("HIM") to become the subadviser to each Fund, except International Fund, Emerging Markets Fund, Bond Fund and High Yield Bond Fund, pursuant to a proposed subadvisory agreement between PIC and HIM;

     o Vontobel Asset Management Inc. ("Vontobel") to become the subadviser to the International Fund and Emerging Markets Fund, pursuant to a proposed subadvisory agreement between PIC and Vontobel; and

     o Seneca Capital Management LLC, to become the subadviser to the Bond Fund and High Yield Bond Fund, pursuant to a proposed subadvisory agreement between PIC and Seneca.

HIM and Harris N.A., the Funds' administrator, recommended these changes because they have decided to exit the business of acting as the sponsor and principal service provider to U.S. mutual funds. Accordingly, HIM would stop providing principal investment advisory services to the Funds. The terms and conditions of the transaction between HIM and PIC are set forth in a Transaction Agreement, dated as of March 28, 2006, among PIC, HIM, Harris Financial Corp. and Phoenix Investment Partners, Ltd. ("PXP"). The new advisory and subadvisory agreements (as well as certain other proposals) (the "Proposals") are subject to approval of shareholders at a Special Meeting of Shareholders to be held May 11, 2006. The Record Date for the Meeting is March 27, 2006. If the Proposals are approved, and the other conditions set forth in the Transaction Agreement are satisfied or waived, the changes described above are anticipated to occur during the second calendar quarter of 2006.

If shareholders of the Funds approve the Proposals, the Funds' advisory agreement with HIM, and HIM's subadvisory agreements with Hansberger Global Investors, Inc. for International Fund and Emerging Markets Fund, and with HIM Monegy, Inc. for the High Yield Bond Fund, would be terminated. PIC would become the investment adviser to the Funds and HIM would continue to manage most of the Funds, as the subadviser, pursuant to a subadvisory agreement between PIC and HIM. In addition, subject to shareholder approval, nominees who currently are trustees of certain investment companies sponsored or managed by PIC would replace the current trustees of the Trust effective upon the transition to PIC.

Subject to the receipt of the required shareholder approvals and coincident with the transition to PIC, Service Shares of each of the Money Market Funds would be converted to N Shares of the same Funds. Although such fees are currently being waived by affiliates of Harris, the Service Shares class bears a shareholder servicing fee of up to 0.25% per annum and a distribution fee pursuant to Rule 12b-1 of up to 0.15% per annum. The N Shares of the Money Market Funds bear a shareholder servicing fee of up to 0.25% per annum and a distribution fee pursuant to Rule 12b-1 of up to 0.10% per annum. PIC also has informed the current Trustees that PIC intends to ask the proposed trustees to re-name Class N shares of each money market fund as Class A shares of that Fund. The re-named Class A shares of the money market funds would continue to be offered without a sales charge and with no change from the shareholder servicing and Rule 12b-1 fees currently payable by Class N shares of the money market funds.

PIC is a registered investment adviser and a wholly-owned subsidiary of Phoenix Equity Planning Corporation, a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), the asset management subsidiary of The Phoenix Companies Inc. Based in Hartford, Connecticut, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors as of December 31, 2005. This includes the Phoenix family of 51 retail mutual funds, which are managed by PIC and its affiliates and by external subadvisers.

The Funds' shareholders as of close of business on March 27, 2006 were mailed a Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Proposals.

                                TABLE OF CONTENTS

            INTRODUCTION TO MONEY MARKET FUNDS      PAGE  2
             HARRIS INSIGHT MONEY MARKET FUNDS
                  Government Money Market Fund            4
                             Money Market Fund            6
                  Tax-Exempt Money Market Fund            8
                           Risk Considerations           10
                             Fees and Expenses           12

                            INVESTMENT ADVISER           13

                            PORTFOLIO MANAGERS           14

                        PRICING OF FUND SHARES           15

                          SHAREHOLDER SERVICES           15

              DIVIDENDS AND TAX CONSIDERATIONS           17

                     DISTRIBUTION ARRANGEMENTS           18

             MASTER FUND/FEEDER FUND STRUCTURE           19

                          FINANCIAL HIGHLIGHTS           20

              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS

These Funds invest in short-term money market instruments issued by banks, other
 U.S. corporations, the U.S. Government, state or local governments, and other entities. These securities may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o    Buy only high-quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days

--------------------------------------------------------------------------------
TERMS TO KNOW

ASSET-BACKED SECURITIES Securities collateralized by credit card loans or other accounts receivable.

DOLLAR-WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

   Each Fund's principal investment strategies and risks are discussed in this prospectus. Other investment practices, and their related risks, are described in the Statement of Additional Information.

   The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

   Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 10.

--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks.The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);

o securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and

o    repurchase agreements backed by any of the foregoing securities.

The Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o    Credit risk

o    Income risk

o    Manager risk

o    Principal stability risk

--------------------------------------------------------------------------------
TERMS TO KNOW

REPURCHASE AGREEMENTS
Contracts in which a bank or broker/dealer sells securities, with a promise to buy back the securities on a specified date (generally the next business day) at a specified price.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
Bar Chart:
03      04      05
0.37    0.52    2.41

Best Quarter:     Q4 2005       0.88%
-------------------------------------
Worst Quarter:    Q1 2004       0.07%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
                         Life of Fund
                1 Year     (5/7/02)
-------------------------------------
Government
Money Market
Fund             2.41%       1.06%
-------------------------------------

     As of December 31, 2005, the seven-day yield for the Fund was 3.77%. For current yield information, please call 800.982.8782.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o    Credit risk

o    Foreign securities risk

o    Income risk

o    Manager risk

o    Principal stability risk

--------------------------------------------------------------------------------
TERMS TO KNOW

COMMERCIAL PAPER
Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
Bar Chart:
03      04      05
0.44    0.59    2.51

Best Quarter:     Q4 2005       0.89%
-------------------------------------
Worst Quarter:    Q1 2004       0.08%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
                         Life of Fund
                1 Year     (5/2/02)
-------------------------------------
Money Market
Fund             2.51%       1.15%
-------------------------------------

     As of December 31, 2005, the seven-day yield for the Fund was 3.80%. For current yield information, please call 800.982.8782.

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and are not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund will invest primarily in U.S. dollar-denominated, high-quality municipal securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o    Credit risk

o    Income risk

o    Manager risk

o    Municipal market risk

o    Principal stability risk

--------------------------------------------------------------------------------
TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)
A federal tax system designed to ensure that individuals, trusts, estates and companies pay at least some federal income tax.

MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are generally exempt from federal income tax.

U.S. GOVERNMENT SECURITIES
See page 6.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
Bar Chart:
03      04      05
0.30    0.35    1.61

Best Quarter:     Q4 2005       0.59%
-------------------------------------
Worst Quarter:    Q1 2004       0.05%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
                         Life of Fund
                1 Year     (5/6/02)
-------------------------------------
Tax-Exempt
Money Market
Fund             1.61%      0.72%
-------------------------------------

     As of December 31, 2005, the seven-day yield for the Fund was 2.80%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 3.89%. For current yield information, please call 800.982.8782

                               RISK CONSIDERATIONS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.

--------------------------------------------------------------------------------
                              Government Money      Money          Tax-Exempt
RISKS FOR ONE OR MORE FUNDS     Market Fund      Market Fund   Money Market Fund
--------------------------------------------------------------------------------
Counterparty                          O                 O               O
--------------------------------------------------------------------------------
Credit                                P                 P               P
--------------------------------------------------------------------------------
Foreign securities                                      P
--------------------------------------------------------------------------------
Income                                P                 P               P
--------------------------------------------------------------------------------
Manager                               P                 P               P
--------------------------------------------------------------------------------
Municipal market                                                        P
--------------------------------------------------------------------------------
Principal stability                   P                 P               P
--------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar securities with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline.A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                                FEES AND EXPENSES
--------------------------------------------------------------------------------

  The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.


SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None

REDEMPTION FEE                                                              None
================================================================================


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
================================================================================
                                        Government       Money       Tax-Exempt
                                       Money Market     Market      Money Market
================================================================================
Investment Advisory Fees                   0.10%          0.10%          0.10%
Rule 12b-1 Fees                            0.15           0.15           0.15
Shareholder Servicing Fees0.25             0.25           0.25           0.25
Other Expenses1                            0.15           0.15           0.15
--------------------------------------------------------------------------------
Total Operating Expenses1                  0.65%          0.65%          0.65%
--------------------------------------------------------------------------------


 1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but the Other Expenses have been restated to reflect the termination of the Program Administration Fee as of August 29, 2005. The Other Expenses also do not reflect voluntary and contractual waivers of administrative fees by Harris N.A. (Harris) or voluntary reimbursements of Fund expenses by Harris. Commencing August 8, 2005, Harris agreed to waive any administration fees payable to it exceeding its costs and the fees payable to PFPC, Inc. as sub-administrator through the term of Harris' administration agreement with the Funds. (These waivers are expected to remain in effect until at least December 31, 2006 and, if voluntary, may be decreased by Harris). After these reductions, actual other expenses and total operating expenses for the fiscal year ended December 31, 2005 were:


                                        Government       Money       Tax-Exempt
                                       Money Market     Market      Money Market
 -------------------------------------------------------------------------------
 Other Expenses                            0.10%          0.07%          0.12%
 Total Operating Expenses                  0.60%          0.57%          0.62%
 ===============================================================================


Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                             Government          Money          Tax-Exempt
                            Money Market         Market        Money Market
--------------------------------------------------------------------------------
One Year                         $66               $66              $66
--------------------------------------------------------------------------------
Three Years                      208               208              208
--------------------------------------------------------------------------------
Five Years                       362               362              362
--------------------------------------------------------------------------------
Ten Years                        810               810              810
--------------------------------------------------------------------------------


                               INVESTMENT ADVISER
--------------------------------------------------------------------------------


Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM managed approximately $21.7 billion in assets.


ADVISORY FEES

The investment advisory fees payable to HIM for each Fund are based upon the average daily net assets of each Fund at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Arts is also co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Eager is also co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)


Ms. Keywell joined HIM in 1995. She has 14 years of investment management experience and was appointed as a manager of the Fund effective May 1, 2006. Ms. Keywell is also co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund.


MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts was appointed co-manager of the Fund in 2004. See information for the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed co-manager of the Fund in 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)


Ms. Keywell was appointed as a manager of the Fund effective May 1, 2006. See information for the Government Money Market Fund.


TAX-EXEMPT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts was appointed co-manager of the Fund in 2005. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed co-manager of the Fund in 1998. See information for the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)


Mr. Eager was appointed as a manager of the Fund effective May 1, 2006. See information for the Government Money Market Fund.


The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT

Service Shares of the Money Market Funds may be purchased only through cash sweep transactions generated by your financial institution in its role as operator of the cash sweep arrangement. Before any cash sweep investments can be processed, you must have signed certain documents with that institution. Your financial institution is responsible for prompt transmission of your orders relating to the program.

Your shares will be purchased at the NAV next calculated after your investment is received from your financial institution by the Fund's transfer agent in good order. The Funds reserve the right to reject any purchase order.

--------------------------------------------------------------------------------
  HOURS OF OPERATION
  The Funds are open for business each day the New York Stock Exchange (NYSE) is open for business. The NYSE is scheduled to be closed on:
--------------------------------------------------------------------------------
  New Year's Day                 Good Friday             Labor Day
  Martin Luther King, Jr. Day    Memorial Day            Thanksgiving Day
  Presidents' Day                Independence Day        Christmas Day
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY

Service Shares of the Money Market Funds may be redeemed only through cash sweep transactions generated by your financial institution in its role as operator of the cash sweep arrangement.

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after the order is received from your financial institution by the Funds' transfer agent in good order. Payment by wire will be sent as follows:

o For the Tax-Exempt Money Market Fund and the Government Money Market Fund, redemption proceeds will generally be made by 5:00 p.m. (Eastern time).

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will generally be sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

TELEPHONE TRANSACTIONS

Your financial institution may give up some level of security by choosing to buy or sell shares by telephone. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Your financial institution should verify the accuracy of instructions immediately upon receipt of confirmation statements. It may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406

REGULAR REPORTS

During the year, your financial institution will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time they buy or sell shares

o Annual and semi-annual reports to shareholders for each Fund in which they invest.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at http://www.harrisinsight.com. The information will remain on the Funds' website until 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.

                        DIVIDENDS AND TAX CONSIDERATIONS

Dividends of net investment income, if any, are declared daily and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

--------------------------------------------------------------------------------
TERMS TO KNOW

EXEMPT-INTEREST DIVIDENDS
Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.
--------------------------------------------------------------------------------

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

SERVICE PLANS

Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's Service Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder subaccounting and support services that they provide. Each Fund may also pay for expenses incurred for advertising and marketing Service Shares of the Fund at a rate of up to 0.15% of average daily net asset value of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because those expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.


MULTIPLE CLASSES


Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. The Money Market Fund offers four classes of shares: N Shares, Exchange Shares, Service Shares and Institutional Shares. N Shares, Exchange Shares and Institutional Shares are each offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years or, if shorter, the period of the
 Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Service Shares of each Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.


These financial highlights should be read with the financial statements.

                                                               GOVERNMENT
                                                              MONEY MARKET
                                                                   FUND
                                                                                05/07/02 (3) TO
                                              12/31/05    12/31/04    12/31/03     12/31/02
  Net Asset Value, Beginning of Period         $ 1.00      $ 1.00      $ 1.00       $ 1.00
                                                -----       -----       -----        -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                         0.024       0.005       0.004        0.006
  Net Realized and Unrealized
    Gain/(Loss) on Investments                     --          --          --           --
                                                -----       -----       -----        -----
  Total from Investment Operations              0.024       0.005       0.004        0.006
                                                -----       -----       -----        -----

  LESS DISTRIBUTIONS:
  Net Investment Income                        (0.024)     (0.005)     (0.004)      (0.006)
  Capital Contributions                            --          --          --           --
                                                -----       -----       -----        -----
  Total Distributions                          (0.024)     (0.005)     (0.004)      (0.006)
                                                -----       -----       -----        -----
  Net Asset Value, End of Period               $ 1.00      $ 1.00      $ 1.00       $ 1.00
                                                =====       =====       =====        =====

  TOTAL RETURN                                  2.41%       0.52%       0.37%        0.57% (2)

  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)          1,111,224   1,131,087   1,135,481      197,790
  Ratio of Expenses to Average
    Net Assets                                  0.83%       0.91%       0.80%        0.94% (1)
  Ratio of Expenses to Average
    Net Assets (Excluding Waivers)              0.88%       1.06%       1.13%        1.16% (1)
  Ratio of Net Investment Income
    to Average Net Assets                       2.39%       0.52%       0.32%        0.78% (1)
                                                                  MONEY
                                                                  MARKET
                                                                   FUND
                                                                                05/02/02 (3) TO
                                              12/31/05    12/31/04    12/31/03      12/31/02
  Net Asset Value, Beginning of Period         $ 1.00      $ 1.00      $ 1.00        $ 1.00
                                                -----       -----       -----         -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                         0.025       0.006       0.004         0.007
  Net Realized and Unrealized
    Gain/(Loss) on Investments                     --          --          --            --
                                                -----       -----       -----         -----
  Total from Investment Operations              0.025       0.006       0.004         0.007
                                                -----       -----       -----         -----

  LESS DISTRIBUTIONS:
  Net Investment Income                        (0.025)     (0.006)     (0.004)       (0.007)
  Capital Contributions                            --          --          --            --
                                                -----       -----       -----         -----
  Total Distributions                          (0.025)     (0.006)     (0.004)       (0.007)
                                                -----       -----       -----         -----
  Net Asset Value, End of Period               $ 1.00      $ 1.00      $ 1.00        $ 1.00
                                                =====       =====       =====         =====

  TOTAL RETURN                                  2.51%       0.59%       0.44%         0.69% (2)

  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)          1,792,876   1,757,653   2,159,249     1,267,811
  Ratio of Expenses to Average
    Net Assets                                  0.80%       0.87%       0.82%         0.91% (1)
  Ratio of Expenses to Average
    Net Assets (Excluding Waivers)              0.88%       1.06%       1.14%         1.12% (1)
  Ratio of Net Investment Income
    to Average Net Assets                       2.48%       0.56%       0.41%         0.97% (1)
                                                                 TAX-EXEMPT
                                                                    MONEY
                                                                 MARKET FUND
                                                                                05/06/02 (3) TO
                                              12/31/05    12/31/04   12/31/03       12/31/02
  Net Asset Value, Beginning of Period         $ 1.00      $ 1.00     $ 1.00         $ 1.00
                                                -----       -----      -----          -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                         0.016       0.003      0.003          0.004
  Net Realized and Unrealized
    Gain/(Loss) on Investments                     --          --         --             --
                                                -----       -----      -----          -----
  Total from Investment Operations              0.016       0.003      0.003          0.004
                                                -----       -----      -----          -----

  LESS DISTRIBUTIONS:
  Net Investment Income                        (0.016)     (0.003)    (0.003)        (0.004)
  Capital Contributions                            --          --         --             --
                                                -----       -----      -----          -----
  Total Distributions                          (0.016)     (0.003)    (0.003)        (0.004)
                                                -----       -----      -----          -----
  Net Asset Value, End of Period               $ 1.00      $ 1.00     $ 1.00         $ 1.00
                                                =====       =====      =====          =====

  TOTAL RETURN                                  1.61%       0.35%      0.30%          0.39% (2)

  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)            147,955     175,901    180,061         78,769
  Ratio of Expenses to Average
    Net Assets                                  0.84%       0.90%      0.81%          0.96% (1)
  Ratio of Expenses to Average
    Net Assets (Excluding Waivers)              0.89%       1.06%      1.14%          1.14% (1)
  Ratio of Net Investment Income
    to Average Net Assets                       1.56%       0.34%      0.28%          0.58% (1)

(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.

                                  20-21 SPREAD

FOR MORE INFORMATION

More information on the Harris Insight Funds is available free upon request from your financial institution or from the Funds:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
c/o PFPC Inc.
P.O. Box 9829
Providence, RI 02940-8029

ON THE INTERNET
The Funds' prospectus, SAI and Annual and Semi-Annual Reports can be viewed online or downloaded from:
   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Copies of the Funds' prospectus, SAI and Annual and Semi-Annual Reports may also be available from financial institutions through which shares are purchased.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090.Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.


                                                                   HIF 1500 5/06

                             HARRIS INSIGHT(R) FUNDS
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                            Telephone: (800) 982-8782

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------
                                   May 1, 2006


     This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with the corresponding prospectuses dated May 1, 2006 and any supplement thereto (the "Prospectuses") for the series of Harris Insight Funds Trust (the "Trust") listed below (each a "Fund" and collectively the "Funds").

     The  Funds  are  as  follows:

                       Equity Funds                             Fixed Income Funds
                       ------------                             ------------------

          -  Harris Insight Balanced Fund          -  Harris Insight Bond Fund
          -  Harris Insight Core Equity Fund       -  Harris Insight High Yield Bond Fund
          -  Harris Insight Emerging Markets Fund  -  Harris Insight Intermediate Government
          -  Harris Insight Equity Fund                   Bond Fund
          -  Harris Insight Index Fund             -  Harris Insight Intermediate Tax-Exempt
          -  Harris Insight International Fund            Bond Fund
          -  Harris Insight Small-Cap Growth Fund  -  Harris Insight Short/Intermediate Bond
          -  Harris Insight Small-Cap                     Fund
                 Opportunity Fund                  -  Harris Insight Tax-Exempt Bond Fund
          -  Harris Insight Small-Cap              -  Harris Insight Ultra Short Duration Bond
                 Value Fund                               Fund

                                                                Money Market Funds
                                                                ------------------

                                                   -  Harris Insight Government Money Market
                                                          Fund
                                                   -  Harris Insight Money Market Fund
                                                   -  Harris Insight Tax-Exempt Money Market
                                                          Fund

     The financial statements and financial highlights for each Fund for the fiscal period ended December 31, 2005, including the independent registered public accounting firm's report thereon, are included in the Funds' Annual Report, and are incorporated herein by reference.

     To obtain a free copy of the Prospectuses or Annual Report, please write or call the Funds at the address or telephone number given above.

     Capitalized  terms  not  defined  herein  are  defined in the Prospectuses.

                                                                  HIF 1150 05/06

                                      TABLE OF CONTENTS



                                                                                        PAGE
General Information About the Trust . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
Investment Strategies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
Ratings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
Master Fund/Feeder Fund Structure . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28
Trustees and Executive Officers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
Control Persons and Principal Holders of Securities . . . . . . . . . . . . . . . . . . . 34
Investment Management, Distribution and Other Services. . . . . . . . . . . . . . . . . . 48
Service and Distribution Plans. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 58
Calculation of Yield and Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . 62
Additional Purchase and Redemption Information. . . . . . . . . . . . . . . . . . . . . . 67
Determination of Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 69
Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 70
Disclosure of Portfolio Holdings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 73
Tax Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 74
Shares of Beneficial Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 77
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 78
Independent Registered Public Accounting Firm . . . . . . . . . . . . . . . . . . . . . . 78
Reports to Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 79
Appendix A:  Additional Information on Ratings. . . . . . . . . . . . . . . . . . . . . . 80
Appendix B:  Summary of Proxy Voting Policies and Procedures - HIM and Monegy.. . . . . . 85
Appendix C:  Summary of Proxy Voting Policies and Procedures - Hansberger.. . . . . . . . 87

                      GENERAL INFORMATION ABOUT THE TRUST

     The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on December 6, 1995. Because the Trust offers multiple investment portfolios (the "Funds"), it is known as a "series" company. The Trust currently offers nineteen diversified Funds, with various investment objectives and policies, and offers five classes of shares, A Shares, N Shares, Service Shares, Exchange Shares and Institutional Shares. Institutional Shares are offered by each Fund. A Shares are offered by each Fund, except for the Index Fund, the Small-Cap Growth Fund, the Ultra Short Duration Bond Fund and each of the Money Market Funds. N Shares are offered by each Fund, except for the Small-Cap Growth Fund and the Ultra Short Duration
Bond Fund. Service Shares are offered only by each of the Money Market Funds. Exchange Shares are offered only by the Money Market Fund.

     The investment objectives of the Funds are described in the Prospectuses. Harris Investment Management, Inc. ("HIM" or the "Adviser") is the adviser to the Funds, Hansberger Global Investors, Inc. ("Hansberger" or the "Sub-Adviser") is the sub-adviser to the International Fund and the Emerging Markets Fund, and HIM Monegy, Inc. ("Monegy" or the "Sub-Adviser") is the sub-adviser to the High Yield Bond Fund. See "Investment Management, Distribution and Other Services" below.


                             INVESTMENT STRATEGIES

     ASSET-BACKED SECURITIES. Each Fund may purchase asset-backed securities, which represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as installment loan contracts, leases of various types of real and personal property, motor vehicle installment sales contracts and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Board of Trustees, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (10% with respect to the Money Market Funds) limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk.

     Assets are securitized through the use of trusts, special purpose corporations and other entities that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, there is the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities.

     BANK OBLIGATIONS. Each Fund may invest in bank obligations, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. The Money Market Fund limits its investments in domestic bank obligations to obligations of U.S. banks (including foreign branches and thrift institutions) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("U.S. banks"). The Money Market Fund limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches): (a) which banks at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) are among the 100 largest banks in the world, as determined on the basis of assets, and have branches or agencies in the U.S.; and (b) which obligations, in the opinion of HIM, are of an investment quality comparable to obligations of U.S. banks that may be purchased by the Money Market Fund. Each of the Short/Intermediate Bond Fund, the Ultra Short Duration Bond Fund and the Money Market Fund may invest more than 25% of the current value of its total assets in obligations (including repurchase agreements) of:
(a) U.S. banks; (b) U.S. branches of foreign banks that are subject to the same regulation as U.S. banks by the U.S. Government or its agencies or instrumentalities; or (c) foreign branches of U.S. banks if the U.S. banks would be unconditionally liable in the event the foreign branch failed to pay on such obligations for any reason.

     Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund's yield. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

     BORROWING. Each Fund may borrow up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, which borrowing may be secured by the pledge of up to 10% of the current value of the Fund's net assets. Investments may not be purchased while any aggregate borrowings in excess of 5% exist.

     COMMON AND PREFERRED STOCK. The Equity Funds and the High Yield Bond Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, in the event of liquidation of the company, would be entitled to their pro rata shares of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

     Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other types of securities. Smaller or newer issuers may be more likely to realize more substantial growth or suffer more significant losses. Investments in these companies can be both more volatile and more speculative. The Small-Cap Growth Fund, the Small-Cap Opportunity Fund, and the Small-Cap Value Fund have heightened exposure to these risks due to their policy of investing in smaller companies.

     CONVERTIBLE SECURITIES. The Equity Funds and the Fixed Income Funds, except the Ultra Short Duration Bond Fund, may invest in convertible preferred stock and bonds, which are fixed income securities that are convertible into common stock at a specified price or conversion ratio. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities for producing both current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.

     See additional information on ratings and debt obligations below under "Debt Securities" and in Appendix A of this SAI.

     DEBT SECURITIES. Each Fund may invest in debt, or fixed income, securities. Debt, or fixed income, securities (which include corporate bonds, commercial paper, debentures, notes, Government securities, municipal obligations, state- or state agency-issued obligations, obligations of foreign issuers, asset- or mortgage-backed securities, and other obligations) are used by issuers to borrow money and thus are debt obligations of the issuer. Holders of debt securities are creditors of the issuer, normally ranking ahead of holders of both common and preferred stock as to dividends or upon liquidation. The issuer usually pays a fixed, variable, or floating rate of interest and must repay the amount borrowed at the security's maturity. Some debt securities, such as zero-coupon securities (discussed below), do not pay interest but are sold at a deep discount from their face value.

     Yields on debt securities depend on a variety of factors, including the general conditions of the money, bond, and note markets, the size of a particular offering, the maturity date of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price fluctuations in response to changes in market conditions than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio debt securities, while a decline in interest rates generally will increase the value of the same securities. The achievement of a Fixed Income Fund's investment objective depends in part on the continuing ability of the issuers of the debt securities in which a Fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency, sovereign immunity, and other laws that affect the rights and remedies of creditors. There is also the possibility that, as a result of litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

     The rating or quality of a debt security refers to the issuer's creditworthiness, i.e., its ability to pay principal and interest when due. Higher ratings indicate better credit quality, as rated by independent rating organizations such as Moody's Investors Service, Standard & Poor's, or Fitch, which publish their ratings on a regular basis. Appendix A provides a description of the various ratings provided for bonds (including convertible bonds), municipal bonds, and commercial paper.

     High Yield Debt Securities. Securities rated "BB", "B", or "CCC" by Standard & Poor's ("Ba" or lower by Moody's) are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, with "B" indicating a lesser degree of speculation than

"CCC". Such securities are frequently referred to as "high yield" securities or "junk bonds". While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated "CCC" ("Caa" by Moody's) have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

     While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk, and yields on such securities will fluctuate over time. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.

     Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

     To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Trust's Board of Trustees to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, a Fund's ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

     The market for certain low-rated and comparable unrated securities has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and could result in a higher incidence of defaults.

     DOLLAR ROLLS. A Fund may enter into a mortgage dollar roll in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

     DURATION. Duration is a time measure of a bond's interest-rate sensitivity, based on the weighted average of the time periods over which a bond's cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond's price. (A bond's cash flows consist of coupon payments and repayment of capital.) A bond's duration will almost always be shorter than its maturity, with the exception of zero-coupon bonds, for which maturity and duration are equal.

     FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. These adjustments tend to decrease the sensitivity of the security's market value to changes in interest rates. The Adviser or Sub-Adviser will monitor, on an ongoing basis, the ability of an issuer of a floating or variable rate demand instrument to pay principal and interest on demand. A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Funds' custodian subject to a sub-custodian agreement between the bank and the Funds' custodian.

     The floating and variable rate obligations that the Funds may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Money Market Funds may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of thirteen months upon compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "Commission"). The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

     Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in prevailing market interest rates or changes in the issuer's creditworthiness.

     Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security's yield, it may also increase the volatility of the security's market value.

     A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days.

     FOREIGN CURRENCY AND FOREIGN CURRENCY FORWARD CONTRACTS, FUTURES, AND OPTIONS. When investing in foreign securities, a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs expenses in converting assets from one currency to another.

     Forward  Contracts.  Each  of  the Equity Funds and the Fixed Income Funds,
     ------------------
except the Ultra Short Duration Bond Fund, the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund, may enter into foreign currency forward contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date ("forward contracts"). Forward contracts may be entered into by the Fund for hedging purposes, either to "lock-in" the U.S. dollar purchase price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar, as well as for non-hedging purposes. A Fund may also enter into a forward contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency ("cross hedging"), if in the judgment of the Adviser or Sub-Adviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on an exchange, including counterparty credit risk.

     Each of the Emerging Markets Fund and the International Fund may also enter into transactions in forward contracts for other than hedging purposes that present greater profit potential but also involve increased risk. For example, if the Adviser or Sub-Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Funds may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, the Funds will realize profits that will increase their gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Funds may sustain losses that will reduce their gross income. Such transactions, therefore, could be considered speculative.

     The Funds have established procedures consistent with statements by the Commission and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Funds satisfy this requirement through segregation of assets, they will segregate appropriate liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of their commitments under forward contracts.

     Only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging market countries, or to securities of issuers domiciled or principally engaged in business in emerging market countries, in which the Emerging Markets Fund or the International Fund may invest. This may limit a Fund's ability to effectively hedge its investments in those emerging markets.

     Foreign  Currency Futures.  Generally, foreign currency futures provide for
     -------------------------
the delivery of a specified amount of a given currency, on the settlement date, for a pre-negotiated price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward contracts. The Adviser or Sub-Adviser will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy. These contracts may be traded on an exchange or over-the-counter.

     Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described below. The Fund must accept or make delivery of the underlying foreign currency, through banking arrangements, in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

     Foreign  Currency  Options.  Each  of  the  Emerging  Markets  Fund,  the
     --------------------------
International Fund and the Small-Cap Growth Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, the Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby securing the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, the Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. The Fund may also purchase call and put options to close out written option positions.

     A Fund may also write covered call options on foreign currency to protect against potential declines in its portfolio securities that are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to the Fund occasioned by such value decline would be reduced by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A covered put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to the Fund resulting from an increase in the U.S. dollar value of the foreign security. However, the Fund could not benefit from any decline in the cost of the foreign security that is greater than the price of the premium received. A Fund may also write options to close out long put option positions. The Fund's ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market. These instruments may be traded on an exchange or over-the-counter.

     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may not necessarily constitute an effective hedge against fluctuations in exchange rates and, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

     Options on foreign currencies written or purchased by a Fund may be traded on U.S. or foreign exchanges or over-the-counter. There is no systematic reporting of last sale information for foreign currencies traded over-the-counter or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

     FOREIGN INVESTMENT COMPANIES. Some of the countries in which the Emerging Markets Fund, the International Fund or the Small-Cap Growth Fund may invest, may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These Funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the Fund does not own more than 3% of the voting stock of any one investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

     FOREIGN SECURITIES. Investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange controls or exchange rate fluctuations, limits on repatriation of capital, less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S., more volatile markets, less securities regulation, less favorable tax provisions, political or economic instability, war or expropriation. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

     The Emerging Markets Fund, the International Fund, the Small-Cap Growth Fund, and the High Yield Bond Fund may purchase sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and similar securities ("Depositary
Receipts"). Each of the Equity Funds also may invest in ADRs and EDRs. Depositary Receipts are typically issued by a financial institution ("depository") and evidence ownership interests in a security or a pool of securities ("underlying securities") that have been deposited with the depository. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.

     Each of the Emerging Markets Fund, the International Fund, the High Yield Bond Fund, and the Ultra Short Duration Bond Fund may invest a portion of its assets in certain sovereign debt obligations known as "Brady Bonds." Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation's adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or the International Monetary Fund (the "IMF"). The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

     Agreements implemented under the Brady Plan are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, each country offers different financial packages. Options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, and bonds bearing an interest rate that increases over time and the advancement of the new money for bonds. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, World Bank and the debtor nations' reserves. Interest payments may also be collateralized in part in various ways.

     Brady  Bonds are often viewed as having three or four valuation components:
(i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

     Each of the other Equity Funds, except for the Balanced Fund, may invest up to 10% of its total assets in dollar-denominated foreign equity and debt securities. The Balanced Fund, the Bond Fund, the High Yield Bond Fund and the Short/Intermediate Bond Fund (each with respect to 20% of its total assets) may invest in non-convertible and convertible debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Money Market Fund may invest in non-convertible debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Intermediate Government Bond Fund may invest in dollar-denominated Eurodollar securities that are guaranteed by the U.S. Government or its agencies or instrumentalities.

     FUNDING AGREEMENTS. Funding agreements are insurance contracts between an investor and the issuing insurance company. For the issuer, they represent senior obligations under an insurance product. For the investor, and from a regulatory perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general assets of the issuing entity and rank on the same priority level as other policy holder claims. Funding agreements typically are issued with a one-year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put feature. A funding agreement without this feature is considered illiquid. These agreements are regulated by the state insurance board of the state where they are executed.

     GOVERNMENT SECURITIES. Government securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("Government Securities"). Obligations of the U.S. Government agencies and instrumentalities are debt securities issued by U. S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the discretionary authority of the U.S. Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. In cases where U.S. Government support of agencies or instrumentalities is discretionary, no assurance can be given that the U.S. Government will provide financial support, since it is not legally obligated to do so.

     GUARANTEED INVESTMENT CONTRACTS. Each of the Bond Fund, the Short/Intermediate Bond Fund, the Ultra Short Duration Bond Fund and the Money Market Fund may invest in guaranteed investment contracts ("GICs") issued by U.S. and Canadian insurance companies. A GIC requires the investor to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then makes payments to the investor based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs does not currently exist.

     ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Each Fund may invest up to 15% (10% with respect to the Money Market Funds) of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act") ("restricted securities"), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Subject to the oversight of the Trust's Board of Trustees, the Adviser and Sub-Adviser determine and monitor the liquidity of portfolio securities.

     Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Adviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

     The Funds may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. These securities may be determined to be liquid in accordance with guidelines established by the Trust's Board of Trustees. Those guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. The Board of Trustees monitors implementation of those guidelines on a periodic basis.

     INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS. Each Equity Fund and Fixed Income Fund, except the Ultra Short Duration Bond Fund, may attempt to reduce the risk of investment in equity and other securities by hedging a portion of each portfolio through the use of futures contracts on indices and options on such indices traded on a securities or futures exchange. Each of these Funds may hedge a portion of its portfolio by selling index futures contracts to limit exposure to decline. During a market advance or when the Adviser or the Sub-Adviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing index futures or options on indices. This affords a hedge against the Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities that may later be purchased in a more advantageous manner. The Index Fund may maintain Standard & Poor's 500 Index futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading or to reduce transaction costs. A Fund will sell options on indices only to close out existing hedge positions.

     A securities index assigns relative weightings to the securities in the index, and the index generally fluctuates with changes in the market values of those securities. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. Unlike the purchase or sale of an underlying security, no consideration is paid or received by a Fund upon the purchase or sale of a securities index futures contract. When the contract is executed, each party deposits with a broker or in a segregated custodial account a percentage of the contract amount, which may be as low as 5% or less, called the "initial margin." During the term of the contract, the amount of this deposit is adjusted, based on the current value of the futures contract, by payments of variation margin to or from the broker or segregated account.

     Municipal bond index futures contracts, which are based on an index of 40 tax-exempt, municipal bonds with an original issue size of at least $50 million and a rating of A or higher by Standard & Poor's ("S&P") or A or higher by Moody's Investors Service ("Moody's"), began trading in mid-1985. No physical delivery of the underlying municipal bonds in the index is made. The Fixed Income Funds may utilize any such contracts and associated put and call options for which there is an active trading market.

     Except for the Index Fund, a Fund will use index futures contracts only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund will sell index futures only if the amount resulting from the multiplication of the then-current level of the indices upon which its futures contracts which would be outstanding do not exceed one-third of the value of the Fund's net assets. Also, a Fund may not purchase or sell index futures if, immediately thereafter, the sum of the premiums paid for unexpired options on futures contracts and margin deposits on the Fund's outstanding futures contracts would exceed 5% of the market value of the Fund's total assets. When a Fund purchases index futures contracts, it will segregate appropriate liquid securities equal to the market value of the futures contracts.

     There are risks that are associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying securities that are included in the index. The difference between these two price movements is called "basis." There are occasions when basis becomes distorted. For instance, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

     All investors in the futures market are subject to initial margin and variation margin requirements. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The margin requirements in the futures market are substantially lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion. The margin requirements may be changed by the exchanges, including for open positions that may have already been established by the Fund.

     In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Each market may establish a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the contract can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period, it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because it is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the price of the underlying index. When a Fund purchases a put option or call option, however, unless the option is exercised, the maximum risk of loss to the Fund is the price of the put option or call option purchased.

     Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

     A Fund's successful use of index futures contracts and options on indices depends upon the Adviser's or Sub-Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund's portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in a security in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. Particularly in the case of options on stock indices, a Fund's ability to establish and maintain positions will depend on market liquidity. In addition, the ability of a Fund to close out an option depends on a liquid secondary market. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because a Fund is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the underlying index. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

     Although no Fund has a present intention to invest 5% or more of its assets in index futures and options on indices, a Fund has the authority to invest up to 25% of its net assets in such securities.

     See additional risk disclosure below under "Interest Rate Futures Contracts and Related Options."

     INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS. Each Equity Fund and Fixed Income Fund, except the Ultra Short Duration Bond Fund, may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, ten-year U.S. Treasury Notes, agency securities, three-month U.S. Treasury Bills, Eurodollars, Eurobonds, and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

     Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit initial margin with the broker, as determined by the broker. The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

     A Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund's existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund's total assets. When a Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash or appropriate liquid securities equal to the notional market value of the underlying contract will be segregated to cover the positions, thereby insuring that the use of the contract is unleveraged.

     Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     If a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the value of municipal bonds or other debt securities held in its portfolio, and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Tax Information" below.

     A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

     Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

     There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by a Fund is subject to the Adviser's or Sub-Adviser's ability to predict correctly the direction of movements in interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term bond portfolio. There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the debt securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market; therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable

     See additional risk disclosure above under "Index Futures Contracts and Options on Index Futures Contracts."

     INVESTMENT COMPANY SECURITIES AND INVESTMENT FUNDS. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from Federal income taxes) and that seek to maintain a $1.00 net asset value per share.

     Each non-Money Market Fund also may invest in securities issued by investment companies that invest in securities in which the Fund could invest directly, within the limits prescribed by the 1940 Act. These limit each such Fund so that, except as provided below in the section "Master Fund/Feeder Fund

Structure", (i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. See additional information concerning permitted investments in non-U.S. investment companies above under "Foreign Investment Companies".

     LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Adviser or Sub-Adviser, are of investment quality comparable to other permitted investments of a Fund may be used for Letter of Credit-backed investments.

     MORTGAGE-RELATED SECURITIES. All Equity Funds, the Bond Fund, the High Yield Bond Fund, the Intermediate Government Bond Fund, the Short/Intermediate Bond Fund and the Ultra Short Duration Bond Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and Government Stripped Mortgage-Backed Securities. The Intermediate Government Bond Fund may purchase such securities if they represent interests in an asset-backed trust collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"), and may invest up to 20% of its assets in non-government, mortgage-backed securities.

     CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on the underlying collateral to different series or classes of the obligations. To the extent that CMOs are considered to be investment companies, investments in such CMOs will be subject to the percentage limitations described under "Investment Company Securities" in this SAI.

     Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by GNMA, FNMA, or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

     Mortgage-backed securities generally provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United States. FNMA-guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities.

     Even if the U.S. Government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost if the security is prepaid. When interest rates rise, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates rise.

     Investments in interest-only Government Stripped Mortgage-Backed Securities will be made in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Adviser or Sub-Adviser believes that interest rates will remain stable or increase. In periods of rising interest rates, the value of interest-only Government Stripped Mortgage-Backed Securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only Government Stripped Mortgage-Backed Securities may offset all or a portion of any decline in value of the portfolio securities of the Fund. Investing in Government Stripped Mortgage-Backed Securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. In addition, the yields on interest-only and principal-only Government Stripped Mortgage-Backed Securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and increasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and decreasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Sufficiently high prepayment rates could result in a Fund's not fully recovering its initial investment in an interest-only Government Stripped Mortgage-Backed Security. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that a Fund will be able to effect a trade of a Government Stripped
Mortgage-Backed  Security  at  a  time  when  it  wishes  to  do  so.

     MUNICIPAL LEASES. Each of the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation may be backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

     In evaluating the credit quality of a municipal lease obligation and determining whether such lease obligation will be considered "liquid," the Adviser will consider: (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); and, (5) the legal recourse in the event of failure to appropriate.

     MUNICIPAL OBLIGATIONS. The Balanced Fund, the Bond Fund, the High Yield Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, the Tax-Exempt Bond Fund, the Ultra Short Duration Bond Fund, and the Tax-Exempt Money Market Fund may invest in tax-exempt obligations to the extent consistent with each Fund's investment objective and policies. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TAX  ANTICIPATION  NOTES  (TANS).  An  uncertainty  in a municipal issuer's
     --------------------------------
     capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers commingle various tax proceeds in a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various other obligations could affect the likelihood of making payments on TANs.

     BOND  ANTICIPATION NOTES (BANS).  The ability of a municipal issuer to meet
     -------------------------------
     its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     REVENUE  ANTICIPATION  NOTES  (RANS).  A  decline in the receipt of certain
     ------------------------------------
     revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The Balanced Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, the Tax-Exempt Bond Fund, and the Ultra Short Duration bond Fund may also invest in: (1) municipal bonds that are rated at the date of purchase "Baa" or better by Moody's or "BBB" or better by S&P; (2) municipal notes having maturities at the time of issuance of 15 years or less that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+," "SP-1," or "SP-2" by S&P; and (3) municipal commercial paper with a stated maturity of one year or less that is rated at the date of purchase "P-2" or better by Moody's or "A-2" or better by S&P.

     PUT AND CALL OPTIONS. Each Equity Fund and Fixed Income Fund, except the Ultra Short Duration Bond Fund, may invest in covered put and covered call options and write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

     These Funds each may write put and call options on securities only if they are "covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if a Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is "covered" if a Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, a Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, a Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. A Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. A Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.

     Each Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, a Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

     The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. The Trust has agreed that, pending resolution of the issue, each of the Funds will treat such options and assets as subject to such Fund's limitation on investment in securities that are not readily marketable.

     Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

     REAL ESTATE INVESTMENT TRUSTS (REITS). Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs or the quality of loans held by the REIT. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects.

     REITs are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline.

     Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than securities of larger companies.

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements by which the Fund purchases portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A repurchase agreement must be collateralized by obligations that could otherwise be purchased by the Fund (except with respect to maturity), and these must be maintained by the seller in a segregated account for the Fund cash or cash equivalents equal to at least 102% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

     A Fund may not enter into a repurchase agreement if, as a result, more than 15% (10% with respect to a Money Market Fund) of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. A Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Trustees.

     REVERSE REPURCHASE AGREEMENTS. Each of the Equity Funds and the Fixed Income Funds may borrow funds for temporary purposes by entering into an agreement to sell portfolio securities to a financial institution such as a bank or broker-dealer and to repurchase them at a mutually specified date and price ("reverse repurchase agreement"). A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on the amount obtained pursuant to the reverse repurchase agreement.

     A Fund may not enter into a reverse repurchase agreement if, as a result, more than 15% (10% with respect to a Money Market Fund) of the Fund's net assets would be invested in reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into reverse repurchase agreements only with registered broker-dealers and commercial banks that meet guidelines established by the Trust's Board of Trustees.

     RULE 2A-7 MATTERS. Each of the Money Market Funds must comply with the requirements of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Under the applicable quality requirements of Rule 2a-7, the Funds may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition "eligible securities" as defined in Rule 2a-7. Generally, eligible securities are divided into "first tier" and "second tier" securities. First tier securities are generally those in the highest rating category (e.g., A-1 by S&P) or unrated securities deemed to be comparable in quality, government securities and securities issued by other money market funds. Second tier securities are generally those in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed to be comparable in quality. See Appendix A for more information.

     The Money Market Fund may not invest more than 5% of its total assets in second tier securities nor more than the greater of 1% of its total assets or $1 million in the second tier securities of a single issuer. The Tax-Exempt Money Market Fund may not invest more than 5% of its total assets in second tier "conduit securities" (as defined in Rule 2a-7), nor more than 1% of its total assets or $1 million (whichever is greater) in second tier conduit securities issued by a single issuer. Generally, conduit securities are securities issued to finance non-governmental private projects, such as retirement homes, private hospitals, local housing projects, and industrial development projects, with respect to which the ultimate obligor is not a government entity.

     Each Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less and will limit its investments to securities that have remaining maturities of 397 calendar days or less or other features that shorten maturities in a manner consistent with the requirements of Rule 2a-7, such as interest rate reset and demand features.

     SECURITIES LENDING. Each Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's total assets if cash or cash-equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser or Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund pays administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Adviser, the Sub-Adviser or the Distributor.

     SHORT SALES. With respect to the Emerging Markets Fund and the International Fund, when a Fund sells short, it borrows the securities that it needs to deliver to the buyer. A Fund must arrange through a broker to borrow these securities and will become obligated to replace the borrowed securities at whatever their market price may be at the time of replacement. A Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

     A Fund's obligation to replace the securities borrowed in connection with a short sale will be secured. The proceeds a Fund receives from the short sale will be held on behalf of the broker until the Fund replaces the borrowed securities, and the Fund will deposit collateral with the broker; this collateral will consist of cash or liquid, high-grade debt obligations. In addition, a Fund will deposit collateral in a segregated account with the Fund's custodian; this collateral will consist of cash or liquid, high grade debt obligations equal to any difference between the market value of (1) the securities sold at the time they were sold short and (2) any collateral deposited with the broker in connection with the short sale (not including the proceeds of the short sale).

     The Emerging Markets Fund and the International Fund may sell securities short-against-the-box to hedge unrealized gains on portfolio securities. If a Fund sells securities short-against-the-box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

     SOVEREIGN DEBT. The Emerging Markets Fund, the International Fund, and the High Yield Bond Fund may invest in "sovereign debt," which is issued or guaranteed by foreign governments (including countries, provinces and municipalities) or their agencies and instrumentalities. Sovereign debt may trade at a substantial discount from face value. The Funds may hold and trade sovereign debt of foreign countries in appropriate circumstances to participate in debt conversion programs. Emerging-market country sovereign debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature. The issuer or governmental authorities that control sovereign-debt repayment ("sovereign debtors") may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash-flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the IMF, and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor's implementation of economic reforms or economic performance and the timely service of the debtor's obligations. The sovereign debtor's failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor's ability or willingness to timely service its debts. In certain instances, the Funds may invest in sovereign debt that is in default as to payments of principal or interest. In the event that the Funds hold non-performing sovereign debt, the Funds may incur additional expenses in connection with any restructuring of the issuer's obligations or in otherwise enforcing their rights thereunder.

     The Fixed Income Funds may invest in "sovereign debt" that is U.S. dollar-denominated and investment-grade.

     STAND-BY COMMITMENTS. Each of the Balanced Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. The Balanced Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Fund are valued at zero in determining the Fund's net asset value. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

     TEMPORARY INVESTMENTS. When business or financial conditions warrant, each of the non-Money Market Funds may assume a temporary defensive position by investing in money-market investments. These money-market investments include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereigns, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements.

     For temporary defensive purposes, during periods in which the Adviser or Sub-Adviser believes changes in economic, financial or political conditions make it advisable, the Funds may reduce their holdings in equity and other securities and may invest up to 100% of their assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). In the case of the International Fund and the Emerging Markets Fund, these short-term and medium-term debt securities consist of (a) obligations of governments, agencies or instrumentalities of any member state of the Organization for Economic Cooperation and Development ("OECD"); (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks organized under the laws of any member state of the OECD, denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of corporations organized under the laws of any member state of the OECD meeting the Fund's credit quality standards; and (e) repurchase agreements with banks and broker-dealers covering any of the foregoing securities. The short-term and medium-term debt securities in which the Fund may invest for temporary defensive purposes will be those that the Adviser or Sub-Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody's or S&P (i.e., rated at least A).

     WARRANTS. The Equity Funds and the High Yield Bond Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY). When-issued purchases and forward commitments (delayed-delivery) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock in a price or yield on a security, regardless of future changes in interest rates.

     When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Trust's custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

     A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. The Funds may be required to provide margin for forward transactions. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for Federal income tax purposes.

     When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     ZERO COUPON SECURITIES. Each Fund may invest in zero coupon securities. Zero coupon securities are debt securities that are issued and traded at a discount and do not entitle the holder to any periodic payments of interest prior to maturity. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or issued by private corporate issuers. These securities may not be issued or guaranteed by the U.S. Government. Typically, an investment brokerage firm or other financial intermediary holding the security has separated ("stripped") the unmatured interest coupons from the underlying principal. The holder may then resell the stripped securities. The stripped coupons are sold separately from the underlying principal, usually at a deep discount because the buyer receives only the right to receive a fixed payment on the security upon maturity and does not receive any rights to reinvestment of periodic interest (cash) payments. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on investments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon securities and interest-paying securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly. In addition, a Fund's investment in zero coupon securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes, a portion of the difference between the security's maturity value and its purchase price is imputed income to a Fund each year. Under the Federal tax laws applicable to investment companies, a Fund will not be subject to tax on its income if it pays annual dividends to its shareholders substantially equal to all the income received from, and imputed to, its investments during the year. Because imputed income must be paid to shareholders annually, a Fund may need to borrow money or sell securities to meet certain dividend and redemption obligations. In addition, the sale of securities by a Fund may increase its expense ratio and decrease its rate of return.


                                     RATINGS

     After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund for such type of security to sell the security unless the amount of the security exceeds the Fund's permissible limit. However, the Adviser or the Sub-Adviser will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Trust's Board of Trustees that a sale is not in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in the organization or in its rating system, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this SAI. For additional information on ratings, see Appendix A to this SAI.


                             INVESTMENT RESTRICTIONS

     (1) No diversified Fund may, with respect to 75% of its assets, invest more than 5% of its assets (valued at the time of investment) in securities of any one issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

     (2) No Fund may, with respect to 75% of its assets, acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

     (3) No Fund may invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that (a) this restriction does not apply to investments in (i) securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, (ii) municipal obligations (for purposes of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users), and (iii) in the case of the Money Market Fund, bank obligations that are otherwise permitted as investments, and (b) all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

     (4) No Fund may borrow money except to the extent permitted by applicable law, regulation or order.

     (5) No Fund may issue any senior security except to the extent permitted by applicable law, regulation or order.

     (6) No Fund may underwrite the distribution of securities of other issuers; however, (a) the Fund may acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale and (b) all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

     (7) No Fund may make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in money market instruments or repurchase agreements, (c) participating in an interfund lending program among Funds having a common investment adviser or distributor to the extent permitted by applicable law or (d) lending its portfolio securities. The Fund will not lend securities having a value in excess of 33-1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

     (8) No Fund may purchase or sell real estate or interests in real estate, although it may invest in securities secured by interests in real estate and securities of enterprises that invest in real estate or interests in real estate, and may acquire and dispose of real estate or interests in real estate acquired through the exercise of rights as a holder of debt obligations secured by real estate or interests therein.

     (9) No Fund may purchase or sell commodities or commodity contracts, except that it may enter into (a) futures, options, and options on futures, (b) forward contracts, and (c) other financial transactions not requiring the delivery of physical commodities.

     (10) No Fund may invest in the securities of other investment companies except to the extent permitted by applicable law, regulation or order or rule of the SEC.

     (11) No Fund may purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions) or participate in a joint or on a joint or several basis in any trading account in securities.

     (12)  No  Fund  may invest more than 15% (10% in the case of a Money Market
Fund) of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

     (13) No Fund may make short sales of securities unless (a) the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities or (b) the securities sold are "when issued" or "when distributed" securities that the Fund expects to receive in a recapitalization, reorganization or other exchange for securities that it contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales.

     (14) As a matter of fundamental policy, none of the foregoing investment policies or restrictions of the Fund shall prohibit the Fund from investing all or substantially all of its assets in the shares of another registered open-end investment company having the same investment objective and substantially similar policies and restrictions.

     The investment restrictions numbered 3 - 10 and number 14 are fundamental policies of each of the Funds that may be changed only when permitted by law and approved by the holders of a majority of such Fund's outstanding voting securities, as described under "Beneficial Interest". Investment restriction number 14 permits the Funds to adopt a Master Fund/Feeder Fund structure, as described in the next section.

     Whenever any investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions, except that at no time may the value of the illiquid securities held by a Money Market Fund exceed 10% of the Fund's total assets.

     For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

     Certain Funds have an investment policy to invest, under normal circumstances, at least 80% of the value of their assets, in a particular type of investment or investment concentration that is suggested by their names (as described in the Funds' prospectus) ("80% Investment Policy"). If any one of those Funds (except the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund, and the Tax-Exempt Money Market Fund) changes its 80% Investment Policy, it will notify its shareholders in writing at least 60 days prior to any change in that policy. Each of the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund, and the Tax-Exempt Money Market Fund may not change its 80% Investment Policy without approval of the Fund's shareholders.

                        MASTER FUND/FEEDER FUND STRUCTURE

     The shareholders of each Fund have authorized the Fund to become a "feeder fund" by investing substantially all of its investable assets in another open-end management investment company having the same investment objective and substantially similar policies and restrictions (a "Master Fund/Feeder Fund Structure"). Prior to the conversion of any Fund to a feeder fund, however, the Board of Trustees would be required to approve the conversion and shareholders would be notified.

     Although the Board of Trustees has not determined that any of the Funds should convert to a Master Fund/Feeder Fund Structure at this time, the Board of Trustees believes it could be in the best interests of some or all of the Funds at some future date and could vote at some time in the future to convert the Fund into a "Feeder Fund" under which all of the assets of the Fund would be invested in a Master Fund. The Feeder Fund would transfer its assets to a Master Fund in exchange for shares of beneficial interest in the Master Fund having the same net asset value as the value of the assets transferred. (The ownership interests of the Fund's shareholders would not be altered by this change.)

     Any Master Fund in which a Feeder Fund would invest would be registered as an open-end management investment company under the 1940 Act and would be required to have the same investment objective and substantially similar policies and restrictions as the Feeder Fund. Accordingly, by investing in a Master Fund, the Feeder Fund would continue to pursue its then current investment objective and policies in substantially the same manner, except that it would pursue that objective through its investment in the Master Fund rather than through direct investments in the types of securities dictated by its investment objectives and policies. The Master Fund, whose shares could be offered to other feeder funds or other investors in addition to the Feeder Fund, would invest in the same type of securities in which the Fund would have directly invested, providing substantially the same investment results to the Feeder Fund's shareholders. However, the expense ratios, the yields, and the total returns of other investors in the Master Fund may be different from those of the Feeder Fund due to differences in Feeder Fund expenses.

     By investing substantially all of its assets in a Master Fund, a Feeder Fund could expect to be in a position to realize directly or indirectly certain economies of scale, in that a larger investment portfolio resulting from multiple Feeder Funds is expected to achieve a lower ratio of operating expenses to net assets. A Master Fund may be offered to an undetermined number of other Feeder Funds. However, there can be no assurance that any such additional investments in a Master Fund by other Feeder Funds will take place.

     If a Fund invests substantially all of its assets in a Master Fund, the Fund would no longer require portfolio management services. For this reason, if the Board of Trustees were to convert a Fund into a Feeder Fund, the existing investment advisory agreement between the Trust and the Adviser relating to that Fund would be terminated, although the Feeder Fund would continue to have an administration agreement with the Adviser or another party for the provision of certain administrative services on terms approved by the non-interested Trustees of the Trust.

     A Feeder Fund may withdraw its investment in a Master Fund at any time if the Board of Trustees determines that it is in the best interests of the shareholders of the Feeder Fund to do so or if the investment policies or restrictions of the Master Fund were changed so that they were inconsistent with the policies and restriction of the Feeder Fund. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity having substantially the same investment objective as the Feeder Fund or the retaining of an investment adviser to directly invest the Feeder Fund's assets in accordance with its investment objective and policies.

     Whenever a Feeder Fund is asked to vote on a proposal by the Master Fund, the Feeder Fund will hold a meeting of its shareholders if required by applicable law or its policies, and cast its vote with respect to the Master Fund in the same proportion as its shareholders vote on the proposal.

     Once its assets are invested in a Master Fund, a Feeder Fund will value its holdings (i.e., shares issued by the Master Fund) at their fair value, which will be based on the daily net asset value of the Master Fund. The net income of the Feeder Fund will be determined at the same time and on the same days as the net income of the Master Fund is determined, which would be the same time and days that the Feeder Fund uses for this purpose.

     Investments in a Master Fund would have no preemptive or conversion rights and would be fully paid and non-assessable, except as set forth below. Similar to the Trust, a Master Fund would not be required to hold annual meetings of its shareholders, but the Master Fund would be required to hold special meetings of shareholders when, in the judgment of its trustees, it is necessary or desirable to submit matters for a shareholder vote. Other shareholders in a Master Fund have rights similar to those of Feeder Fund shareholders; under certain circumstances (e.g., upon application and submission of certain specified documents to the Board of Trustees by a specified number of investors), they have the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more of the Master Fund's trustees. Shareholders also have the right to remove one or more trustees, without a meeting, by a declaration in writing by a specified number of shareholders. Upon liquidation of a Master Fund, investors would be entitled to share pro rata in the net assets of the Master Fund available for distribution to shareholders.

     Each Master Fund shareholder would be entitled to a vote in proportion to the share of its investment in the Master Fund. Investments in a Master Fund would not be transferable, but a shareholder (such as a Feeder Fund) could redeem all or any portion of its investment at any time at net asset value.

     Tax Considerations. The implementation of a Master Fund/Feeder Fund structure is not expected to have any adverse tax effects on the Funds or their shareholders. As a condition of and prior to implementation of conversion of a Fund to a Master Fund/Feeder Fund Structure, the Trust would either obtain a private letter ruling from the Internal Revenue Service or receive an opinion of counsel that no gain or loss for Federal income tax purposes would be recognized by the Feeder Fund, the Master Fund, or the shareholders of the Feeder Fund in connection with the transfer of the Feeder Fund's assets to the Master Fund in exchange for shares of beneficial interest in the Master Fund.

     A Feeder Fund would continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Feeder Fund must meet certain income, distribution, and diversification requirements. It is expected that any Feeder Fund's investment in a Master Fund will satisfy these requirements. Provided that each Feeder Fund meets these requirements and distributes all of its net investment income and realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, the Feeder Fund would not pay any Federal income or excise taxes. A Master Fund may qualify and elect to be treated as a "partnership" under the Code and, therefore, would also not expect to be required to pay any Federal income or excise taxes. Income dividends and any capital gain distributions by a Master Fund to a Feeder Fund will be distributed by the Feeder Fund to its shareholders, and such payments will be subject to Federal and applicable state income taxes on that Feeder Fund's shareholders.

                         TRUSTEES AND EXECUTIVE OFFICERS

     Responsibility for overall management of the Trust and the Funds rests with the Board of Trustees in accordance with Massachusetts law. The names of the Trustees and officers of Trust, the date each was first elected or appointed to office, their principal business occupations and other directorships they have held during at least the last five years, are shown below.

                                                                                    NUMBER OF
                              TERM OF OFFICE                                      PORTFOLIOS IN
                              AND YEAR FIRST                                          FUND
                                ELECTED OR                                           COMPLEX
NAME, POSITION(S) WITH TRUST   APPOINTED TO     PRINCIPAL OCCUPATION(S) DURING     OVERSEEN BY                OTHER
  AND AGE AT MAY 1, 2006         OFFICE(1)              PAST FIVE YEARS              TRUSTEE              DIRECTORSHIPS
----------------------------  ---------------  ---------------------------------  -------------  -------------------------------

TRUSTEES OF THE TRUST (NONE OF WHOM ARE INTERESTED PERSONS OF THE TRUST):

C. Gary Gerst, 67, Trustee    Since 1995       Retired; former Co-Chairman,             19       Director, Florida Office
and Chairman of the Board                      Jones Lang LaSalle, formerly                      Property Company, Inc. (real
of Trustees                                    named LaSalle Partners Ltd.                       estate investment fund);
  200 E. Randolph Drive                        (real estate investment                           Chairman of the Board and
  43rd Floor                                   manager and consulting firm).                     Trustee, Henderson Global
  Chicago, IL  60601                                                                             Funds (4 portfolios); and
                                                                                                 President, KCI Inc. (Private S-
                                                                                                 Corporation investing in non-
                                                                                                 public investments).

John W. McCarter, Jr., 68,    Since 1995       President and Chief Executive            19       Chairman, Divergence L.L.C.
Trustee                                        Officer, The Field Museum of                      (biotechnology firm);
  1400 S. Lake Shore Drive                     Natural History; formerly                         Director, W.W. Grainger, Inc.
  Chicago, IL  60605                           Senior Vice President and                         (industrial distributor) and
                                               Director, Booz-Allen &                            A.M. Castle, Inc. (metals
                                               Hamilton, Inc. (consulting firm).                 distributor); and Trustee,
                                                                                                 Janus Adviser Series, Janus
                                                                                                 Aspen Series and Janus
                                                                                                 Investment Fund (52
                                                                                                 portfolios).

Paula Wolff ,61, Trustee      Since 1998       Senior Executive, Chicago                19       Vice Chair, University of
  30 W. Monroe Street                          Metropolis 2020 (civic                            Chicago Board of Trustees;
  18th Floor                                   organization), since 2000.                        Chair, University of Chicago
  Chicago, IL  60603                           Formerly, President, Governors                    Hospitals; and Director, Ariel
                                               State University, prior thereto.                  Capital Management, Inc.
                                                                                                 (investment manager).

------------------------
(1) A Trustee shall retire at the end of the calendar year in which the Trustee attains the age of 72 years. Each officer serves until the election of his or her successor or until he or she dies, resigns or is removed.

                                                                                           NUMBER OF
                                TERM OF OFFICE                                           PORTFOLIOS IN
                                AND YEAR FIRST                                               FUND
                                  ELECTED OR                                                COMPLEX
 NAME, POSITION(S) WITH TRUST    APPOINTED TO        PRINCIPAL OCCUPATION(S) DURING       OVERSEEN BY       OTHER
   AND AGE AT MAY 1, 2006          OFFICE(1)                PAST FIVE YEARS                 TRUSTEE     DIRECTORSHIPS
------------------------------  ---------------  --------------------------------------  -------------  -------------

OFFICERS OF THE TRUST:

John L. Shields, 53,            Since 2005       President of the Trust since November     N/A            N/A
  President                                      2005; Independent Trustee, Domini
  111 W. Monroe Street                           Social Investments Funds, since 2004;
  Chicago, IL  60603                             Managing Director, Navigant
                                                 Consulting, Inc. (management
                                                 consulting firm), from 2004 to 2006;
                                                 Managing Principal, Shields Smith &
                                                 Webber LLC (management consulting
                                                 firm), from 2002 to 2004; President
                                                 and CEO, Citizens Advisers, Inc.
                                                 (investment adviser) and Citizens
                                                 Securities, Inc. (broker/dealer), from
                                                 1998 to 2002; President and Trustee,
                                                 Citizens Funds, from 1998 to 2002.

Steven B. Richard, 46,          Since 2006       Officer of the Trust since January        N/A            N/A
Treasurer, Principal Financial                   2006; Consultant, Employee and, most
and Accounting Officer and                       recently, Chief Operating Officer,
Vice President                                   Spectrum Global Fund Administration,
  111 W. Monroe Street                           from 2003 to 2005; Director, Mutual
  Chicago, IL  60603                             Fund Administration, Investors Bank
                                                 & Trust Company, from 1995 to 2002.

Richard J. Snyder, 49,          Since 2006       Officer of the Trust since January        N/A            N/A
Vice President                                   2006; Consultant, Navigant
  111 W. Monroe Street                           Consulting, Inc. (consulting firm),
  Chicago, IL  60603                             since 2005; Senior Director, Investors
                                                 Bank & Trust Company (financial
                                                 services company), 2002 to 2004; Vice
                                                 President, Charles Schwab & Co. Inc.
                                                 (securities brokerage firm), 1997 to
                                                 2001.

Eileen T. Flaherty, 47,         Since 2004       Chief Compliance Officer of Trust         N/A            N/A
Chief Compliance Officer                         since 2004; Executive Officer, The
  111 W. Monroe Street                           Global Capital Group Ltd. (law firm),
  Chicago, IL  60603                             since 2002; Executive Officer, Fimat
                                                 USA Inc. (broker-dealer/futures
                                                 commission merchant), from 2002 to
                                                 2004; Executive Officer, Aubrey G.
                                                 Lanston & Co. Inc. (broker-
                                                 dealer/futures commission merchant),
                                                 from 1997 to 2002.

David C. Lebisky, 33            Since 2001       Vice President and Director, PFPC         N/A            N/A
Secretary                                        Inc. (mutual fund administrator);
  103 Bellevue Parkway                           Registered Representative, PFPC
  Wilmington, DE  19809                          Distributors, Inc.

Thomas J. Ryan, 64,             Since 2004       Vice President and Director of            N/A            N/A
Assistant Treasurer and                          Accounting, PFPC Inc.
Assistant Secretary
  103 Bellevue Parkway
  Wilmington, DE  19809

     Mr. Gerst, Mr. McCarter and Ms. Wolff serve as members of the Audit Committee and Governance Committee. The Audit Committee selects the auditors and confers with the auditors regarding the scope and results of the audit. The Governance Committee makes recommendations to the Board of Trustees regarding candidates for election as non-interested Trustees. During the 2005 fiscal year, the Audit Committee met three times and the Governance Committee met one time.

     The Governance Committee will consider nominees recommended by shareholders. The Trust has adopted procedures for the consideration of trustee candidates submitted by shareholders. Under these procedures, a shareholder may submit a recommendation for trustee candidate in writing via regular mail to the attention of the Secretary of the Trust at Harris Insight Funds, 760 Moore Road, King of Prussia, PA 19406. All such recommendations must include the following information: (i) the number of shares of the Fund owned beneficially and of record by the shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially; (ii) a full listing of the proposed candidate's education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references; (iii) information regarding the candidate that will be sufficient for the Fund to make a determination that the candidate is not an "interested person" of the Fund or the Adviser; (iv) the written and signed consent of the candidate to be named as a nominee and to serve as Trustee of the Trust, if elected; (v) a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made, specifying if there is none; (vi) the Fund and the number of all shares of the Fund owned of record or beneficially by the candidate, as reported by the candidate; and (vii) such other information that would be helpful to the Governance Committee in evaluating the candidate. The Governance Committee may require the nominating shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished by the shareholder. If the nominating shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance Committee, the recommendation will be deemed not properly submitted for consideration, and the Governance Committee is not required to consider such candidate. Recommendations that have been properly submitted by shareholders pursuant to the procedures will be forwarded to the Governance Committee for consideration. When the Governance Committee is not actively recruiting new trustees, recommendations will be kept on file until active recruitment is underway.

     Each Trustee receives from the Trust a retainer at the annual rate of $20,000 ($45,000 in the case of the Chairman of the Board) and a fee of $3,500 for each meeting of the Board of Trustees attended (or $500 if attendance is by telephone) and a fee for attendance at a meeting of a committee of the Board of Trustees of $1,000 (or $250 if attendance is by telephone), and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The Trust has not adopted any form of retirement plan covering Trustees or officers.

     The following table summarizes the compensation for the year ended December 31, 2005 paid by the Trust to the Trustees of the Trust:

------------------------------------------------------------------------
                                         Aggregate          Average
                                       Compensation    Compensation per
      Name of Person, Position        from the Trust         Fund
------------------------------------------------------------------------
C. Gary Gerst, Chairman and Trustee   $        79,000  $           4,158
------------------------------------------------------------------------
Faris F. Chesley, Trustee(1)          $        14,000  $             737
------------------------------------------------------------------------
Valerie B. Jarrett, Trustee (2)       $        16,000  $             842
------------------------------------------------------------------------
John W. McCarter, Jr., Trustee        $        52,500  $           2,763
------------------------------------------------------------------------
Paula Wolff, Trustee (3)              $        53,000  $           2,789
------------------------------------------------------------------------

------------------------
(1) Mr. Chesley resigned as a Trustee on April 13, 2005, and received $68,446 of previously deferred compensation pursuant to the deferred compensation plan described below.
(2) Ms. Jarrett resigned as a Trustee on April 30, 2005, and received $250,241 of previously deferred compensation.
(3) Includes compensation that was deferred. At December 31, 2005, the value of the deferred compensation account of Ms. Wolff was $340,939.

     The Trust has a deferred compensation plan (the "Plan") that permits any Trustee who is not an "interested person" of the Trust to elect to defer receipt of 100% or 50% of his or her compensation as a Trustee for two or more years. The deferred compensation of a participating Trustee is credited to a book reserve account of one or more Funds when the compensation would otherwise have been paid by the Funds to the Trustee. The value of the Trustee's deferred account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the Funds as designated by the Trustee. The Trustee may elect to receive distributions from the Trustee's account, in a lump sum or over a period of five years, commencing no later than when the Trustee ceases to be a member of the Board of Trustees. Each Fund's obligation to make distributions under the Plan is a general obligation of that Fund. No Fund will be liable for any other Fund's obligations to make distributions under the Plan.

     The compensation of Eileen T. Flaherty, Senior Vice President and Chief Compliance Officer of the Trust, is borne by the Trust and Harris N.A. For the year ended December 31, 2005, she received $225,000 in compensation from the Trust, which does not provide pension or retirement benefits to Ms. Flaherty.

     As of March 31, 2006, Trustees and officers of the Trust collectively did not hold more than 1% of the outstanding shares of any Class of any Fund with sole or shared power over investment or voting except for N Shares of the International Fund (1.3%).

     The following table illustrates the dollar range of any equity securities "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by the Trustees in each Fund and in the aggregate in the Trust as of December 31, 2005.

----------------------------------------------------------------------------------------------------
                                            Dollar Range of Equity      Aggregate Dollar Range of
                           Each Fund       Securities in each Fund   Equity Securities in the Trust
   Name of Trustee     Beneficially Owned     Beneficially Owned           Beneficially Owned
   ---------------     ------------------     ------------------           ------------------
----------------------------------------------------------------------------------------------------
C. Gary Gerst          Equity                       $10,001-$50,000                    Over $100,000
                       Emerging Markets             $10,001-$50,000
                       Small-Cap Growth               Over $100,000
                       Small-Cap Value                Over $100,000
----------------------------------------------------------------------------------------------------
John W. McCarter, Jr.  Equity                       $10,001-$50,000                 $50,001-$100,000
                       International                $10,001-$50,000
                       High Yield Bond              $10,001-$50,000
----------------------------------------------------------------------------------------------------


                                       33

----------------------------------------------------------------------------------------------------
                                            Dollar Range of Equity      Aggregate Dollar Range of
                           Each Fund       Securities in each Fund   Equity Securities in the Trust
   Name of Trustee     Beneficially Owned     Beneficially Owned           Beneficially Owned
----------------------------------------------------------------------------------------------------
Paula Wolff            Emerging Markets             $10,001-$50,000                  $10,001-$50,000
                       International                $10,001-$50,000
----------------------------------------------------------------------------------------------------

     No Trustee owns beneficially or of record, any security of the Adviser, PFPC Distributors, Inc. (the "Distributor") or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of March 31, 2006, the principal holders of the A Shares, N Shares, Service Shares, Exchange Shares and Institutional Shares of each Fund of the Trust were as follows:

---------------------------------------------------------------------------------------------------
          FUND                     RECORD OWNER                NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------
Balanced - I              MAC & Co A/C HTSF2221042                 4,420,433.308              89.43
                          Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
Balanced - A              Bear Stearns Securities Corp.               35,181.567              14.91
                          FBO 570-01251-14
                          1 Metrotech Center North
                          Brooklyn NY 11201-3859

---------------------------------------------------------------------------------------------------
Balanced - A              Pershing LLC                                30,048.879              12.73
                          P. O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
Core Equity - I           SEI Private Trust Company                2,810,470.942              43.82
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Core Equity - I           MAC & Co A/C HTSF2221082                 1,748,751.011              27.26
                          Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
Core Equity - I           SEI Private Trust Company                1,547,088.363              24.12
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Core Equity - A           Carlee Family Limited                        4,361.538               8.62
                          Partnership
---------------------------------------------------------------------------------------------------


                                       34

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------
                          5040 Arbor Ln Apt 201
                          Northfield IL 60093-3365

---------------------------------------------------------------------------------------------------
Core Equity - A           PFPC Trust Company Cust FBO                  3,553.926               7.02
                          Lorraine A Gorski
                          Rollover IRA
                          PO Box 1418
                          Barrington IL 60011-1418

---------------------------------------------------------------------------------------------------
Emerging Markets - I      SEI Private Trust Company                9,637,053.408              38.75
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Emerging Markets - I      SEI Private Trust Company                7,792,674.453              31.34
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Emerging Markets - I      MAC & Co A/C HTDF5551002                 2,660,944.266              10.70
                          Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
Emerging Markets - I      MAC & Co  A/C HTSF2221152                2,418,841.830               9.73
                          Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
Emerging Markets - I      SEI Private Trust Company                1,675,991.684               6.74
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Dr
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Emerging Markets - A      UNATCO                                      40,263.777              40.62
                          First Midwest Bank Trust
                          Division
                          2801 W Jefferson Street
                          Joliet IL  60435

---------------------------------------------------------------------------------------------------
Emerging Markets - A      Pershing LLC                                 8,936.059               9.02
                          P. O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
Emerging Markets - N      Reliance Trust Company FBO                  24,251.441               5.93
                          Bel Air Investment Advisors,
                          LLC
                          401(k) Plan
---------------------------------------------------------------------------------------------------


                                       35

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------
                          1100 Abernathy Road
                          500 Northpark Building, Ste 400
                          Atlanta, GA 30328

---------------------------------------------------------------------------------------------------
Emerging Markets - N      SEI Private Trust Company                   23,475.874               5.74
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Emerging Markets - N      Trust Company Of Illinois                   20,691.422               5.06
                          45 S Park Blvd  Ste 300
                          Glen Ellyn  IL  60137-6282

---------------------------------------------------------------------------------------------------
Equity - I                MAC & Co A/C HTSF2221072                 7,519,315.338              40.26
                          Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA 15230-3198

---------------------------------------------------------------------------------------------------
Equity - I                SEI Private Trust Company                4,648,547.599              24.89
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Equity - I                SEI Private Trust Company                2,296,541.318              12.30
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Equity - I                SEI Private Trust Company                1,193,234.143               6.39
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Dr
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Equity - N                National Investor Services FBO              90,715.711               6.42
                          097-50000-19
                          55 Water Street, 32Nd Floor
                          New York NY 10041

---------------------------------------------------------------------------------------------------
Equity - N                E Trade Clearing LLC                        75,964.844               5.37
                          PO Box 989030
                          West Sacramento CA 95798-9030

---------------------------------------------------------------------------------------------------
Index Fund - I            SEI Private Trust Company                2,323,814.764              67.54
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------


                                       36

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------
Index Fund - I            SEI Private Trust Company                  296,925.078               8.63
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
International - I         MAC & Co A/C HTDF5551002                 4,466,536.119              32.14
                          Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
International - I         SEI Private Trust Company                3,152,556.373              22.69
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
International - I         SEI Private Trust Company                2,308,424.415              16.61
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
International - I         MAC & Co A/C HTSF2221132                 1,555,377.866              11.19
                          Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
International - I         SEI Private Trust Company                  979,118.692               7.05
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Dr
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
International - I         Pershing LLC                               705,424.691               5.08
                          P. O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
International - A         Bear Stearns Securities Corp.                3,819.517              19.78
                          FBO 896-20253-11
                          1 Metrotech Center North
                          Brooklyn NY 11201-3859

---------------------------------------------------------------------------------------------------
International - A         Pershing LLC                                 2,084.642              10.80
                          P. O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
International - A         Pershing LLC                                 1,108.371               5.74
                          P. O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------


                                       37

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------
International - N         Mg Trust Company Cust (FBO)                 14,018.776               8.31
                          Heritage Wine Cellars Ltd 401(k)
                          700 17Th Street
                          Suite 300
                          Denver CO  80202

---------------------------------------------------------------------------------------------------
International - N         NFS LLC FEBO                                11,046.387               6.55
                          Per-Erik Lindqvist
                          Sandra W Lindqvist
                          3040 Grand Bay Blvd Unit 2102
                          Longboat Key FL 34228-4402

---------------------------------------------------------------------------------------------------
International - N         SEI Private Trust Company                   10,058.082               5.96
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Small-Cap Growth - I      MAC & Co A/C HTDF5551002                   715,089.183              47.43
                          Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
Small-Cap Growth - I      SEI Private Trust Company                  349,994.223              23.21
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Dr
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Small-Cap Growth - I      SEI Private Trust Company                  212,735.328              14.11
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Small-Cap Growth - I      SEI Private Trust Company                  167,358.678              11.10
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Small-Cap Opportunity -   SEI Private Trust Company                7,602,418.150              35.77
I                         C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456
---------------------------------------------------------------------------------------------------

Small-Cap Opportunity -   SEI Private Trust Company                4,726,740.982              22.24
I                         C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456
---------------------------------------------------------------------------------------------------


                                       38

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------

Small-Cap Opportunity -   SEI Private Trust Company                2,405,759.354              11.32
I                         C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Dr
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Small-Cap Opportunity -   MAC & Co A/C HTSF2221112                 1,885,086.809               8.87
I                         Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
Small-Cap Opportunity -   Standard Insurance Company               1,153,806.352               5.43
I                         P11D Attn Separate Account A
                          1100 SW Sixth Ave
                          Portland OR  97204-1020

---------------------------------------------------------------------------------------------------
Small-Cap Opportunity -   MAC & Co A/C HTDF5551002                 1,085,798.901               5.11
I                         Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
Small-Cap Opportunity -   Primevest Financial Services                27,281.863               5.05
A                         FBO Jarnat
                          400 First Street South Suite 300
                          PO Box 283
                          St Cloud MN  56302

---------------------------------------------------------------------------------------------------
Small-Cap Value - I       SEI Private Trust Company                2,329,658.154              32.95
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Small-Cap Value - I       SEI Private Trust Company                1,173,076.910              16.59
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Small-Cap Value - I       MAC & Co A/C HTSF2221102                   930,872.344              13.16
                          Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
Small-Cap Value - I       SEI Private Trust Company                  895,877.682              12.67
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Dr
---------------------------------------------------------------------------------------------------


                                       39

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Small-Cap Value - I       MAC & Co A/C HTDF5551002                   464,418.503               6.57
                          Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
Small-Cap Value - A       LPL Financial Services                      13,957.316               6.00
                          9785 Towne Centre Drive
                          San Diego CA  92121-1968

---------------------------------------------------------------------------------------------------
Small-Cap Value - N       Unified Trust Company NA                   521,086.464              19.47
                          Employee Benefit Omnibus 1
                          2353 Alexandria Dr Ste 100
                          Lexington KY 40504-3208

---------------------------------------------------------------------------------------------------
Small-Cap Value - N       Investors Bank & Trust FBO                 193,413.715               7.23
                          Various Retirement Plans
                          4 Manhattanville Rd
                          Purchase, NY 10577-2139

---------------------------------------------------------------------------------------------------
Small-Cap Value - N       Charles Schwab & Co Inc                    170,475.984               6.37
                          Special Custody Account For
                          The Exclusive Benefit Of
                          Customers
                          101 Montgomery St
                          San Francisco CA 94104-4122

---------------------------------------------------------------------------------------------------
Small-Cap Value - N       Mitra & Co Exp                             168,115.198               6.28
                          C/O M&I Trust
                          Attn: Mutual Funds
                          M&I Trust Co, NA
                          11270 W Park Pl Ste 400 Ppw-
                          08-Wm
                          Milwaukee WI 53224-3625

---------------------------------------------------------------------------------------------------
Small-Cap Value - N       Unified Trust Company NA                   153,714.035               5.74
                          Omnibus Trust 2
                          2353 Alexandria Dr Ste 100
                          Lexington KY 40504-3208

---------------------------------------------------------------------------------------------------
Bond - I                  MAC & Co A/C HTDF5551002                 6,944,822.315              37.22
                          Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
Bond - I                  SEI Private Trust Company                5,546,806.979              29.73
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
---------------------------------------------------------------------------------------------------


                                       40

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Bond - I                  MAC & Co A/C HTSF2221032                 1,886,090.685              10.11
                          Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA 15230-3198

---------------------------------------------------------------------------------------------------
Bond - A                  Janney Montgomery Scott LLC                  7,502.354              10.53
                          Keystone Conference Loan Fund
                          1801 Market Street
                          Philadelphia PA 19103-1675

---------------------------------------------------------------------------------------------------
Bond - A                  Pershing LLC                                 4,216.361               5.92
                          P. O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
Bond - N                  Wells Fargo Bank NA FBO                     96,909.384              36.85
                          Illinois CPA Society Ret Plan
                          P.O. Box 1533
                          Minneapolis, MN  55480

---------------------------------------------------------------------------------------------------
Bond - N                  Pershing LLC                                47,167.754              17.93
                          P.O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
High Yield Bond Fund -    MAC & Co A/C HTDF5551002                 2,511,679.914              41.19
I                         Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
High Yield Bond - I       MAC & Co A/C HTSF2221052                 1,135,211.821              18.62
                          Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA 15230-3198

---------------------------------------------------------------------------------------------------
High Yield Bond - I       Pershing LLC                               800,874.551              13.13
                          P. O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
High Yield Bond - I       SEI Private Trust Company                  515,238.484               8.45
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Dr
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
High Yield Bond - I       Northern Trust Co Ttee FBO                 440,485.224               7.22
                          Mtd Products Inc Master Rtrmnt
                          PO Box 92956
                          Chicago IL 60675

---------------------------------------------------------------------------------------------------


                                       41

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------
High Yield Bond Fund -    Mary E Dobson                               17,646.100              49.59
A                         1108 Edwards Street
                          Philipsburg PA  16866-2724

---------------------------------------------------------------------------------------------------
High Yield Bond - A       Raymond James & Assoc Inc                    7,604.406              21.37
                          FBO Mcpherson Tr
                          880 Carillon Pkwy
                          St Petersburg  Fl 33716

---------------------------------------------------------------------------------------------------
High Yield Bond - A       Mesirow Financial Inc                        4,760.908              13.38
                          Josephine Deadams Trust
                          350 North Clark Street
                          Chicago IL  60610-4796

---------------------------------------------------------------------------------------------------
High Yield Bond - N       Phyllis R Goodfriend                         3,994.449              13.42
                          9 Wedgewood Court
                          Great Neck NY  11023-1713

---------------------------------------------------------------------------------------------------
High Yield Bond - N       Pershing LLC                                 3,968.246              13.33
                          P. O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
High Yield Bond - N       Pershing LLC                                 2,632.166               8.84
                          P. O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
High Yield Bond - N       Southwest Securities Inc FBO                 2,337.301               7.85
                          Jairus E Meilahn
                          Southwest Securities Inc
                          As Ira Custodian
                          PO Box 509002
                          Dallas Tx 75250

---------------------------------------------------------------------------------------------------
High Yield Bond - N       E Trade Clearing LLC                         2,318.372               7.79
                          PO Box 989030
                          West Sacramento CA 95798-9030

---------------------------------------------------------------------------------------------------
High Yield Bond - N       PFPC Trust Company Cust FBO                  1,955.107               6.57
                          Rolling Oaks Farm
                          FBO Jordan Petrov Nikolov
                          Ira-Simple-Employee
                          160 Dundee Rd
                          Barrington IL 60010-9399

---------------------------------------------------------------------------------------------------
High Yield Bond - N       Pershing LLC                                 1,941.035               6.52
                          P. O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
Intermediate Government   MAC & Co A/C HTSF2221022                   809,790.677              67.56
Bond - I                  Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA 15230-3198
---------------------------------------------------------------------------------------------------


                                       42

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Intermediate Government   Wells Fargo Bank NA FBO                    122,903.807              10.25
Bond - I                  Ideal Box Co Profit Sharing Plan
                          P.O. Box 1533
                          Minneapolis, MN  55480

---------------------------------------------------------------------------------------------------
Intermediate Government   Wells Fargo Bank NA FBO                     77,409.730               6.46
Bond - I                  Amcol Int'L Co. Pension Trust
                          P.O. Box 1533
                          Minneapolis, MN  55480

---------------------------------------------------------------------------------------------------
Intermediate Government   SEI Private Trust Company                   71,055.489               5.93
Bond - I                  C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Intermediate Government   NFS LLC                                     30,070.656              22.18
Bond - A                  Michael Azark Ttee
                          Calyon Money Purchase Plan
                          1301 Avenue Of The Americas
                          14Th Floor
                          New York,  NY 10019

---------------------------------------------------------------------------------------------------
Intermediate Government   Pershing LLC                                 9,258.536               6.83
Bond - A                  P. O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
Intermediate Government   Wells Fargo Bank NA FBO                     74,968.476              30.12
Bond - N                  Banknote Profit Sharing Plan
                          P.O. Box 1533
                          Minneapolis, MN  55480

---------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt   SEI Private Trust Company               14,784,694.064              70.50
Bond - I                  C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt   SEI Private Trust Company                2,855,918.482              13.62
Bond - I                  C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt   NFS LLC FEBO                               135,015.563              46.22
Bond - A                  Naomi L Smith Ttee
                          The Naomi L Smith Seperate
                          Prprty, U/A 7/15/02
                          106 Costa Bella Cove
                          Austin, TX 78734

---------------------------------------------------------------------------------------------------


                                       43

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt   Pershing LLC                                72,696.242               5.92
Bond - N                  P. O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
Short/Intermediate Bond   SEI Private Trust Company               14,792,627.966              58.10
- I                       C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Short/Intermediate Bond   SEI Private Trust Company                4,053,621.720              15.92
- I                       C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Short/Intermediate Bond   MAC & Co A/C HTDF5551002                 2,542,826.222               9.99
- I                       Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
Short/Intermediate Bond   SEI Private Trust Company                2,358,187.066               9.26
- I                       C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Dr
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Short/Intermediate Bond   Pershing LLC                                25,590.671               7.45
- A                       P.O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
Short/Intermediate Bond   E Trade Clearing LLC                        38,852.494               7.53
- N                       PO Box 989030
                          West Sacramento CA 95798-9030

---------------------------------------------------------------------------------------------------
Short/Intermediate Bond   Charles Schwab & Co Inc                     26,135.591               5.07
- N                       Special Custody Account For
                          The Exclusive Benefit Of Customers
                          101 Montgomery St
                          San Francisco CA 94104-4122

---------------------------------------------------------------------------------------------------
Tax-Exempt Bond - I       SEI Private Trust Company                5,244,562.692              71.36
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Tax-Exempt Bond - I       SEI Private Trust Company                  916,825.952              12.47
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
---------------------------------------------------------------------------------------------------


                                       44

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Tax-Exempt Bond - A       Ethel Horowitz Blanchard                    26,031.522               6.84
                          Family Limited Partnership
                          Ethel Horowitz Blanchard
                          General Partner
                          19484 Island Court Drive
                          Boca Raton FL 33434

---------------------------------------------------------------------------------------------------
Tax-Exempt Bond - A       Pershing LLC                                21,012.283               5.52
                          P. O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
Tax-Exempt Bond - N       Pershing LLC                               738,779.716              28.80
                          P.O. Box 2052
                          Jersey City, NJ 07303-9998

---------------------------------------------------------------------------------------------------
Ultra Short Duration      MAC & Co A/C HTDF5551002                   944,761.497              58.91
Bond - I                  Mutual Fund Operations
                          PO Box 3198
                          525 William Penn Place
                          Pittsburgh PA  15230-3198

---------------------------------------------------------------------------------------------------
Ultra Short Duration      SEI Private Trust Company                  317,088.361              19.77
Bond - I                  C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Dr
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Ultra Short Duration      SEI Private Trust Company                  244,001.636              15.21
Bond - I                  C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Government Money          SEI Private Trust Company              132,678,844.310              79.96
Market - I                C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Government Money          Maril & Co                              17,630,668.970              10.62
Market - I                FBO Synovos Trust Company
                          Attn Acm Department
                          11270 W Park Pl Ste 400
                          Milwaukee WI 53224-3638

---------------------------------------------------------------------------------------------------
Government Money          Werner Enterprises Inc                  10,197,426.440               6.15
Market - I                Attn: John Steele CFO
                          Po Box 45308
                          Omaha NE  68145

---------------------------------------------------------------------------------------------------


                                       45

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------
Government Money          Pershing                                28,300,731.040             100.00
Market - S                FEBO Harris Insight Money Fund
                          Customer Accts
                          Attn Cash Mgmt Services 9th Fl
                          1 Pershing Plaza
                          Jersey City NJ 07399

---------------------------------------------------------------------------------------------------
Government Money          Harris NA                              112,112,197.940              59.52
Market - N                Attn Application Balancing
                          2000 S Finley Rd
                          Lombard IL 60148-4825

---------------------------------------------------------------------------------------------------
Government Money          Harris NA                               61,432,540.450              32.61
Market - N                Lombard Operation Center
                          Attn Application Balancing II
                          2000 S Finley Rd
                          Lombard IL 60148-4825

---------------------------------------------------------------------------------------------------
Money Market - I          SEI Private Trust Company            1,266,620,462.960              43.79
                          C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Money Market - I          Hare & Co                              523,226,554.910              18.09
                          C/O The Bank Of New York
                          111 Sanders Creek Pkwy 2nd Fl
                          East Syracuse NY 13057

---------------------------------------------------------------------------------------------------
Money Market - E          Chicago Mercantile Exchange Inc        722,771,285.970              58.46
                          Customer Segregated Account
                          Attn Tim Doar - VP Financial
                          Mgmt
                          30 S Wacker Dr # 0
                          Chicago IL 60606-7413

---------------------------------------------------------------------------------------------------
Money Market - E          Chicago Mercantile Exchange Inc        357,648,986.490              28.93
                          Firm Account
                          Attn Tim Doar - VP Financial
                          Mgmt
                          30 S Wacker Dr # 0
                          Chicago IL 60606-7413

---------------------------------------------------------------------------------------------------
Money Market - E          BMO Nesbitt Burns Corp                 155,916,342.420              12.61
                          Bkr/Agnt
                          Harris NA-Omnibus Cust/Sub
                          Agnt
                          Harris Fcm Client Group
                          Po Box 71940
                          Chicago IL 60694-1940

---------------------------------------------------------------------------------------------------


                                       46

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------
Money Market - S          Pershing                                40,234,313.890             100.00
                          FEBO Harris Insight Money Fund
                          Customer Accts
                          Attn Cash Mgmt Services 9th Fl
                          1 Pershing Plaza
                          Jersey City NJ 07399

---------------------------------------------------------------------------------------------------
Money Market - N          Harris NA                              508,912,314.110              55.78
                          Lombard Operation Center
                          Attn Application Balancing II
                          2000 S Finley Rd
                          Lombard IL 60148-4825

---------------------------------------------------------------------------------------------------
Money Market - N          Harris NA                              269,282,922.790              29.52
                          Attn Application Balancing
                          2000 S Finley Rd
                          Lombard IL 60148-4825

---------------------------------------------------------------------------------------------------
Money Market - N          The Harris Bank N A                     88,285,338.750               9.68
                          Lombard Operation Service
                          Center
                          Attn Application Balancing
                          2000 S Finley Rd
                          Lombard IL 60148-4825

---------------------------------------------------------------------------------------------------
Tax-Exempt Money          SEI Private Trust Company            1,037,769,217.090              97.28
Market - I                C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------
Tax-Exempt Money          Pershing                                 3,280,867.030             100.00
Market - S                FEBO Harris Insight Money Fund
                          Customer Accts
                          Attn Cash Mgmt Services 9th Fl
                          1 Pershing Plaza
                          Jersey City NJ 07399

---------------------------------------------------------------------------------------------------
Tax-Exempt Money          Harris NA                              123,704,339.090              58.30
Market - N                Attn Application Balancing
                          2000 S Finley Rd
                          Lombard IL 60148-4825

---------------------------------------------------------------------------------------------------
Tax-Exempt Money          SEI Private Trust Company               47,240,442.820              22.26
Market - N                C/O Harris Bank Id 940
                          Attn Mutual Funds
                          One Freedom Valley Drive
                          Oaks, PA 19456

---------------------------------------------------------------------------------------------------


                                       47

---------------------------------------------------------------------------------------------------
          FUND                       RECORD OWNER              NUMBER OF SHARES   OWNERSHIP PERCENT

---------------------------------------------------------------------------------------------------
Tax-Exempt Money          The Harris Bank N A                     36,505,189.330              17.20
Market - N                Lombard Operation Service
                          Center
                          Attn Application Balancing
                          2000 S Finley Rd
                          Lombard IL 60148-4825

---------------------------------------------------------------------------------------------------

     The shares described above as held by Harris N.A., The Harris Bank N.A. and SEI Private Trust Company C/O Harris Bank are being held on behalf of various accounts and not as beneficial owners. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

             INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES

     INVESTMENT MANAGEMENT. Each of the Funds is advised by Harris Investment Management, Inc. ("HIM" or the "Adviser"). HIM, an investment adviser registered under the Advisers Act, is a wholly-owned subsidiary of Harris Bankcorp, Inc., which is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution.

     HIM, subject to review and approval by the Board of Trustees, sets each Fund's investment objective and overall investment strategies and, as more fully described below, provides general management services to each Fund, including overall supervisory responsibility for the management and investment of each Fund's portfolio. An affiliate of HIM, Harris N.A., has overall responsibility, subject to the oversight of the Trust's Board of Trustees, for administering all operations of the Trust and for providing or arranging for the provision of the overall business management and administrative services necessary for the Trust's operations.

     HIM has entered into a sub-advisory contract with HIM Monegy, Inc. ("Monegy"). Monegy, a wholly-owned subsidiary of HIM, is an investment adviser registered under the Advisers Act and provides a broad range of portfolio management services to clients in the U.S. and abroad. Under the sub-advisory contract, Monegy manages the investment of assets of the High Yield Bond Fund. In carrying out its obligations, Monegy (i) obtains and evaluates pertinent economic, statistical, financial and other information affecting the economic regions and individual national economies generally, together with information specific to individual companies or industries, the securities of which are included in the Funds' investment portfolio or may be under consideration for inclusion therein; and (ii) formulates, recommends, and executes an ongoing program of investment for the Fund consistent with the Funds' investment objectives, policies, strategy, and restrictions. HIM remains responsible for the supervision and oversight of Monegy's performance.

     HIM has entered into a sub-advisory contract with Hansberger Global Investors, Inc. ("Hansberger"). Hansberger, a wholly-owned subsidiary of Hansberger Group, Inc., is an investment adviser registered under the Advisers Act and provides a broad range of portfolio management services to clients in the U.S. and abroad. Hansberger Group, Inc. is majority-controlled by Thomas L. Hansberger, who founded the firm in 1994. Under the sub-advisory contract, Hansberger manages the investment of assets of the Emerging Markets Fund and the International Fund. In carrying out its obligations, Hansberger (i) obtains and evaluates pertinent economic, statistical, financial and other information affecting the economic regions and individual national economies generally, together with information specific to individual companies or industries, the securities of which are included in those Funds' investment portfolios or may be under consideration for inclusion therein; and (ii) formulates, recommends, and executes an ongoing program of investment for those Funds consistent with those Funds' investment objectives, policies, strategy, and restrictions. HIM remains responsible for the supervision and oversight of Hansberger's performance.

     HIM, Harris, Monegy or Hansberger provides to the Funds, among other things, money market, equity and fixed income security research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions. HIM, Monegy and Hansberger seek to maintain a portfolio of above-average quality companies by analyzing key financial ratios that measure the growth, profitability, and leverage of issuers. Emphasis placed on a particular type of security will depend on an interpretation of underlying economic, financial and security trends. The selection and performance of securities is monitored by a team of analysts dedicated to evaluating the quality of each portfolio holding.

     Each investment advisory and sub-advisory agreement for the Funds continues from year to year so long as such continuation is approved at least annually by
(1) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement may be terminated at any time, without penalty, by either the Trust or the Adviser upon 60 days' written notice, and automatically terminates in the event of its assignment as defined in the 1940 Act.

     HIM or Harris from time to time may offer programs under which it may make payments from its own resources to certain non-profit organizations based on shares of the Funds held by members of the organizations and in an amount up to 0.10% of the value of those shares. Those payments are expenses of HIM or Harris and are not Fund expenses, and thus will not affect Fund performance.

     HIM or Harris from time to time may make payments from its own resources to certain service organizations and financial intermediaries for their services in connection with investments in the Funds made by their clients or customers. Those payments are expenses of HIM or Harris and are not Fund expenses, and thus will not affect Fund performance.

     Portfolio  Management.  The  skilled  portfolio management teams behind the
     ----------------------
Harris Insight Funds believe that consistent investment performance requires discipline, focus, knowledge, and excellent informational resources. The money management philosophy that HIM employs focuses on two key points:

-    Active  portfolio  management  is  a key component of superior performance.
- A systematic investment process may increase both consistency and levels of relative performance.

     Experience and creativity, combined with technological support, are most likely to result in successful investment decisions. HIM offers investors that powerful combination for managing their money. More importantly, instead of relying on individual stars to manage its mutual funds, HIM has established a strong professional team of seasoned portfolio managers and analysts. Together, they take a quantitatively-driven approach to investing, focusing on their investors' needs, concerns and investment goals.

     HIM applies analytic techniques in the selection of portfolios. HIM's equity investment process focuses on maintaining a well-diversified portfolio of stocks whose prices are determined to be attractively ranked based upon their future potential.

     After identifying the appropriate type of universe for each Fund - whether the stocks are issued by large, established companies, or by smaller firms - HIM gathers fundamental, quality and liquidity data. A multi-factor model then ranks and/or scores the stocks. Stocks that fail to meet HIM's hurdles are removed from further consideration.

     Attractive stocks are periodically identified and added to the portfolio, while those that have become unattractive are systematically replaced. Fund portfolio managers, in conjunction with experienced research analysts, play a role throughout the process.

     HIM actively manages taxable and tax-exempt fixed income securities using a highly disciplined, quantitatively-based investment process. This enables HIM to create portfolios of fixed income securities that it believes are undervalued based upon their future potential. HIM seeks securities in specific industries or areas of the country that, it believes, offer the most attractive value and stand to benefit from anticipated changes in interest rates.

     Using quantitative models that attempt to obtain competitive results, bond portfolio managers select securities within different industries while managing interest rate risk. These quantitative models have the ability to measure changes in the economy, changes in the prices of various goods and services, and changes in interest rates. Potential purchases are finally reviewed with regard to their suitability to, credit assessment of and impact on the overall portfolio.

     The following table shows the dollar amount of fees payable to the Adviser for its services with respect to each Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser. This data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. Pursuant to separate agreements, HIM pays a portion of the advisory fees it receives to affiliates of HIM, such as Harris. These payments are used, among other things, to reimburse a portion of the fees paid by such affiliates' fiduciary clients who are invested in the Funds.

--------------------------------------------------------------------------------------------------------------------
                           Gross Advisory Fee ($)         Advisory Fee Waived ($)        Net Advisory Fee ($)
                      ----------------------------------------------------------------------------------------------
                        2003       2004        2005      2003     2004      2005      2003       2004        2005
--------------------------------------------------------------------------------------------------------------------
Government Money
Market Fund           1,327,810  1,843,072   1,613,540       --       --        --  1,327,810  1,843,072   1,613,540

Money Market Fund     7,733,692  7,375,073   6,520,668       --       --        --  7,733,692  7,375,073   6,520,668

Tax-Exempt Money
Market Fund           1,266,709  1,348,192   1,378,657       --       --        --  1,266,709  1,348,192   1,378,657

Bond Fund             1,255,395  1,018,371   1,184,229  613,182  481,151   486,924    642,213    537,220     697,305

High Yield Bond Fund    206,771    323,089     342,784   49,708   91,365   107,311    157,063    231,724     235,473

Intermediate
Government Bond
Fund                    489,948    352,361     153,700  331,520  237,345   132,094    158,428    115,016      21,606

Intermediate Tax-
Exempt Bond Fund      1,200,190  1,095,881   1,078,309  668,654  608,823   599,060    531,536    487,058     479,249

Short/Intermediate
Bond Fund             1,892,556  1,992,625   1,873,405  933,062  929,876   826,836    959,494  1,062,749   1,046,569

Tax-Exempt Bond
Fund                    577,100    490,685     484,651  321,530  272,603   269,250    255,570    218,082     215,401

Ultra Short Duration
Bond Fund                    --     57,074      76,829       --   19,476    56,066         --     37,598      20,763

Balanced Fund           282,356    312,908     380,817   40,864   16,185        --    241,492    296,723     380,817

Core Equity Fund      1,023,289    944,647     977,260  118,733    9,468        --    904,556    935,179     977,260

Emerging Markets
Fund                  2,095,350  3,774,494   3,828,565       --       --   319,051  2,095,350  3,774,494   3,509,514
--------------------------------------------------------------------------------------------------------------------


                                       50

--------------------------------------------------------------------------------------------------------------------
                           Gross Advisory Fee ($)         Advisory Fee Waived ($)        Net Advisory Fee ($)
                      ----------------------------------------------------------------------------------------------
                        2003       2004        2005      2003     2004      2005      2003       2004        2005
--------------------------------------------------------------------------------------------------------------------

Equity Fund           1,799,413  1,686,719   1,886,952       --       --        --  1,799,413  1,686,719   1,886,952

Index Fund              778,912    717,080     497,285  115,188    4,644    75,767    663,724    712,436     421,518

International Fund    1,560,663  1,954,612   2,327,063       --       --   229,539  1,560,663  1,954,612   2,097,524

Small-Cap Growth
Fund                     53,935     56,129      74,821   30,819   35,158    45,506     23,116     20,971      29,315

Small-Cap
Opportunity Fund      4,238,707  4,533,237   5,041,559  140,096    4,237        --  4,098,611  4,529,000   5,041,559

Small-Cap Value Fund  1,933,332  2,367,380   3,158,780   77,726       --        --  1,855,606  2,367,380   3,158,780

--------------------------------------------------------------------------------------------------------------------

     HIM has agreed with the Small-Cap Growth Fund to waive fees otherwise payable to it, or to reimburse the Fund, to the extent that the annualized ordinary operating expenses of the Institutional Shares of the Fund as a percentage of average daily net assets of the Fund ("Expense Ratio") exceed 1.00% ("Expense Cap"). For any fiscal year of the Fund in which the Expense Ratio of the class would otherwise be less than the lowest Expense Cap applicable to the class in effect since the beginning of the preceding three fiscal years of the Fund, the Fund will pay to HIM any amount so waived or reimbursed by HIM during such preceding three years and not previously paid by the Fund to HIM, except to the extent that such payment would cause the Expense Ratio of the class for the fiscal year to exceed such lowest Expense Cap.

     Portfolio  Managers  -  Other  Accounts  Managed
     ------------------------------------------------

     The following table provides information relating to other accounts managed by the portfolio managers as of December 31, 2005.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Registered    Other Pooled
                                                                                      Investment     Investment        Other
             Portfolio Manager (Fund)                                                 Companies       Vehicles        Accounts
             -----------------------                                                  ---------       --------        --------
----------------------------------------------------------------------------------------------------------------------------------
Laura Alter (Bond Fund, Intermediate Government         Number of Accounts Managed:       --             --                5
Bond Fund, Short/Intermediate Bond Fund,                Assets in Accounts Managed:       --             --         $  521,150,031
Balanced Fund, Tax-Exempt Bond Fund,
Intermediate Tax-Exempt Bond Fund)

----------------------------------------------------------------------------------------------------------------------------------
Francisco Alzuru (Emerging Markets Fund,                Number of Accounts Managed:         1              1               2
International Fund)                                     Assets in Accounts Managed:  $  328,180,391  $  17,653,132  $   91,376,271

----------------------------------------------------------------------------------------------------------------------------------
Peter J. Arts (Government Money Market Fund,            Number of Accounts Managed:       --               1               1
Money Market Fund, Tax-Exempt Money Market              Assets in Accounts Managed:       --         $  44,165,830  $  130,950,947
Fund, Ultra Short Duration Bond Fund)

----------------------------------------------------------------------------------------------------------------------------------
Dan Atack (High Yield Bond Fund)                        Number of Accounts Managed:       --               1               3
                                                        Assets in Accounts Managed:       --         $ 357,367,131  $  334,709,432

----------------------------------------------------------------------------------------------------------------------------------
Boyd R. Eager (Government Money Market Fund,            Number of Accounts Managed:       --             --               15
Money Market Fund, Tax-Exempt Money Market              Assets in Accounts Managed:       --             --         $  362,784,632
Fund, Ultra Short Duration Bond Fund)

----------------------------------------------------------------------------------------------------------------------------------
Aureole L. Foong (International Fund)                   Number of Accounts Managed:       --               2              --
                                                        Assets in Accounts Managed:       --         $  95,947,871        --

----------------------------------------------------------------------------------------------------------------------------------
Mark Heuer (Ultra Short Duration Bond Fund)             Number of Accounts Managed:       --             --               13
                                                        Assets in Accounts Managed:       --             --         $  516,905,171

----------------------------------------------------------------------------------------------------------------------------------
Stephen Ho (Emerging Markets Fund)                      Number of Accounts Managed:       --             --                3
                                                        Assets in Accounts Managed:       --             --         $   99,275,638

----------------------------------------------------------------------------------------------------------------------------------


                                       51

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Registered    Other Pooled
                                                                                      Investment     Investment        Other
             Portfolio Manager (Fund)                                                 Companies       Vehicles        Accounts
             -----------------------                                                  ---------       --------        --------
----------------------------------------------------------------------------------------------------------------------------------
Ronald W. Holt (International Fund)                     Number of Accounts Managed:        2*              2               1
                                                        Assets in Accounts Managed:  $2,432,457,114  $ 167,630,293  $   47,452,432

----------------------------------------------------------------------------------------------------------------------------------
T. Andrew Janes (Core Equity Fund, Equity Fund,         Number of Accounts Managed:       --               4               3
Small-Cap Growth Fund, Small-Cap Value Fund)            Assets in Accounts Managed:       --         $ 168,097,813  $   79,852,902

----------------------------------------------------------------------------------------------------------------------------------
C. Thomas Johnson (Balanced Fund, Small-Cap             Number of Accounts Managed:       --              16              39
Opportunity Fund)                                       Assets in Accounts Managed:       --         $ 962,655,233  $2,076,570,240

----------------------------------------------------------------------------------------------------------------------------------
Kimberly J. Keywell (Tax-Exempt Money Market            Number of Accounts Managed:       --             --                6
Fund, Intermediate Tax-Exempt Bond Fund, Tax-           Assets in Accounts Managed:       --             --         $   26,527,317
Exempt Bond Fund, Government Money Market
Fund, Money Market Fund)

----------------------------------------------------------------------------------------------------------------------------------
William O. Leszinske (Small-Cap Growth Fund,            Number of Accounts Managed:       --             --                4
Small-Cap Value Fund)                                   Assets in Accounts Managed:       --             --         $    3,540,109

----------------------------------------------------------------------------------------------------------------------------------
Carol H. Lyons (Bond Fund, Short/Intermediate           Number of Accounts Managed:       --             --                7
Bond Fund, Intermediate Government Bond Fund)           Assets in Accounts Managed:       --             --         $  309,204,542

----------------------------------------------------------------------------------------------------------------------------------
Robert Mazueloa (Emerging Markets Fund)                 Number of Accounts Managed:        3             --                7
                                                        Assets in Accounts Managed:  $   90,113,363      --         $  459,260,300

----------------------------------------------------------------------------------------------------------------------------------
George W. Selby (Intermediate Tax-Exempt Bond           Number of Accounts Managed:       --             --                8
Fund, Tax-Exempt Bond Fund)                             Assets in Accounts Managed:       --             --         $  568,988,066

----------------------------------------------------------------------------------------------------------------------------------
Daniel L. Sido (Core Equity Fund, Equity Fund,          Number of Accounts Managed:        1               5               7
Index Fund, Small-Cap Opportunity Fund, Balanced Fund)  Assets in Accounts Managed:  $    9,817,543  $ 811,080,419  $   56,570,791

----------------------------------------------------------------------------------------------------------------------------------
Maureen Svagera (Bond Fund, Intermediate                Number of Accounts Managed:       --               1              11
Government Bond Fund, Short/Intermediate Bond           Assets in Accounts Managed:       --         $  10,898,583  $  670,768,292
Fund, Balanced Fund)

----------------------------------------------------------------------------------------------------------------------------------
Douglas Thornton (Index Fund)                           Number of Accounts Managed:       --               3               6
                                                        Assets in Accounts Managed:       --         $ 330,594,318  $   75,386,913

----------------------------------------------------------------------------------------------------------------------------------
Sadhana Valia (High Yield Bond Fund)                    Number of Accounts Managed:       --               1              2 **
                                                        Assets in Accounts Managed:       --         $  80,467,134  $  713,784,530

----------------------------------------------------------------------------------------------------------------------------------

     *  One account, with $2,400,000,000 in total assets, is charged an advisory fee based on the performance of the account.

     ** One account, with $186,500,000 in total assets, is charged an advisory fee based on the performance of the account.

     Material  Conflicts
     -------------------

     As shown in the table above, the Portfolio Managers of certain Funds may manage other accounts, including separately managed accounts, which have investment strategies similar to those of the Funds. Fees earned by the adviser or a sub-adviser may vary among these accounts and the Portfolio Managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a Portfolio Manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict also may arise if a Portfolio Manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Portfolio Manager is not able to take full advantage of that opportunity because that opportunity must be allocated among multiple accounts. In addition, the Portfolio Manager may execute transactions for another account that could adversely impact the value of securities held by the Fund. However, the adviser or sub-adviser, as the case may be, believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular Portfolio Manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes and similar factors. In addition, the adviser and sub-advisers have adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

     Compensation
     ------------

     The following describes the structures and method of calculating the portfolio managers' compensation as of December 31, 2005.

     HIM and Monegy. The compensation program for investment professionals of HIM and Monegy, including the portfolio managers of the Harris Insight Funds, is designed to provide a total compensation package that (a) serves to align employees' interests with those of their clients, and (b) helps management to attract and retain high quality investment professionals.

     All investment professionals are compensated through a combination of base salary and bonus. Senior management retains a national compensation consultant to undertake a study, at least annually, to determine appropriate levels of base compensation for the firm's investment professionals. Bonus amounts are determined by many factors including: investment performance, the overall profitability of the firms, and each individual's contributions to the success of the respective firm. The objective with regard to each component of compensation is to provide competitive compensation to investment professionals.

     HIM (but not Monegy) also has a deferred incentive compensation program (nonqualified plan) which provides that certain key employees (currently, those who have been designated a Partner or Senior Partner of HIM, and including portfolio managers, analysts, and certain non-investment personnel) are granted incentive awards annually and elect to defer receipt of the award and earnings thereon until a future date. The award for each participant, expressed as a percentage of the pre-tax, pre-long-term incentive profits of HIM, is determined by senior management and communicated to participants early in each award year. The awards vest after a period of three years from the end of the specific year for which the awards are granted, and are payable to participants based on the provisions of the program and the elections of the participants.

     Hansberger. A Hansberger portfolio manager's compensation generally consists of base salary, bonus, and Hansberger's Stock Option program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Hansberger employees.

     In the case of portfolio managers responsible for managing multiple Hansberger funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts.

     A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Hansberger Human Resources Department. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

     A portfolio manager's bonus is paid on an annual basis and is determined by a number of factors, including, but not limited to, performance of the fund and other funds managed relative to expectations for how those funds should have performed, given their objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the fund's portfolio. Additional factors include the portfolio manager's contributions to the investment management functions within Hansberger, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above.

     Ownership  of  Securities
     -------------------------

     The following table provides information relating to the ownership of shares of the Funds by the portfolio managers as of December 31, 2005.

---------------------------------------------------------------------------------
                                                             Dollar Range of
      Name of                     Each Fund              Securities in each Fund
 Portfolio Manager           Beneficially Owned             Beneficially Owned
 -----------------           ------------------             ------------------
---------------------------------------------------------------------------------
Laura Alter           Bond Fund                              $ 10,001-$50,000
                      Intermediate Government Bond Fund           None
                      Short/Intermediate Bond Fund           $ 10,001-$50,000
                      Balanced Fund                         $ 100,001-$500,000
                      Tax-Exempt Bond Fund                        None
                      Intermediate Tax-Exempt Bond Fund           None

---------------------------------------------------------------------------------
Francisco Alzuru      Emerging Markets Fund                       None
                      International Fund                          None

---------------------------------------------------------------------------------
Peter J. Arts         Government Money Market Fund                None
                      Money Market Fund                           None
                      Tax-Exempt Money Market Fund                None
                      Ultra Short Duration Bond Fund              None

---------------------------------------------------------------------------------
Dan Atack             High Yield Bond Fund                        None

---------------------------------------------------------------------------------
Boyd R. Eager         Government Money Market Fund                None
                      Money Market Fund                           None
                      Tax-Exempt Money Market Fund                None

---------------------------------------------------------------------------------
Aureole L. Foong      International Fund                          None

---------------------------------------------------------------------------------
Mark Heuer            Ultra Short Duration Bond Fund              None

---------------------------------------------------------------------------------
Stephen Ho            Emerging Markets Fund                       None

---------------------------------------------------------------------------------
Ronald W. Holt        International Fund                          None

---------------------------------------------------------------------------------
T. Andrew Janes       Core Equity Fund                     $ 100,001-$500,000
                      Equity Fund                                 None
                      Small-Cap Growth Fund                       None
                      Small-Cap Value Fund                        None

---------------------------------------------------------------------------------
C. Thomas Johnson     Balanced Fund                               None
                      Small-Cap Opportunity Fund           $ 100,001-$500,000

---------------------------------------------------------------------------------
Kimberly J. Keywell   Tax-Exempt Money Market Fund                None
                      Intermediate Tax-Exempt Bond Fund           None
                      Tax-Exempt Bond Fund                        None
                      Government Money Market Fund                None
---------------------------------------------------------------------------------


                                       54

---------------------------------------------------------------------------------
                                                             Dollar Range of
      Name of                     Each Fund              Securities in each Fund
 Portfolio Manager           Beneficially Owned             Beneficially Owned
 -----------------           ------------------             ------------------
---------------------------------------------------------------------------------
                      Money Market Fund                           None

---------------------------------------------------------------------------------
William O. Leszinske  Small-Cap Growth Fund                $ 100,001-$500,000
                      Small-Cap Value Fund                 $ 100,001-$500,000

---------------------------------------------------------------------------------
Carol H. Lyons        Bond Fund                             $ 10,001-$50,000
                      Short/Intermediate Bond Fund          $ 50,001-$100,000
                      Intermediate Government Bond Fund           None

---------------------------------------------------------------------------------
Robert Mazuelos       Emerging Markets Fund                       None

---------------------------------------------------------------------------------
George W. Selby       Intermediate Tax-Exempt Bond Fund           None
                      Tax-Exempt Bond Fund                        None

---------------------------------------------------------------------------------
Daniel L. Sido        Core Equity Fund                     $ 100,001-$500,000
                      Equity Fund                          $ 100,001-$500,000
                      Index Fund                                  None
                      Small-Cap Opportunity Fund           $ 100,001-$500,000
                      Balanced Fund                               None

---------------------------------------------------------------------------------
Maureen Svagera       Bond Fund                             $ 10,001-$50,000
                      Intermediate Government Bond Fund       $ 1-$10,000
                      Short/Intermediate Bond Fund          $ 10,001-$50,000
                      Balanced Fund                         $ 10,001-$50,000

---------------------------------------------------------------------------------
Douglas Thornton      Index Fund                                  None

---------------------------------------------------------------------------------
Sadhana Valia         High Yield Bond Fund                        None

---------------------------------------------------------------------------------
Jason Bulinski        Small-Cap Opportunity Fund            $ 10,001-$50,000
                      Small-Cap Value Fund                        None
                      Small-Cap Growth Fund                       None
---------------------------------------------------------------------------------

     Code  of  Ethics.  The  Trust,  HIM,  Hansberger,  Monegy,  Harris, and the
     -----------------
Distributor have each adopted codes of ethics under Rule 17j-1 under the 1940 Act, and HIM, Hansberger, and Monegy have each adopted codes of ethics under
Section 204A-1 of the Investment Advisers Act of 1940. These codes of ethics limit the circumstances under which persons subject to the respective code invest in securities, including certain securities that may be purchased or held by a Fund or Funds. Each code of ethics has been filed with and is available from the Commission at the address, telephone number, and Internet site given on the back cover of the Trust's prospectus.

     Proxy Voting Policies.  The Board of Trustees of the Trust has approved the
     ----------------------
proxy voting policies and procedures to be used by its investment adviser and sub-advisers in voting proxies of the Funds portfolio securities. See Appendix B and Appendix C.

     ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN. Harris serves as the Funds' administrator ("Administrator") pursuant to Administration Agreement with the Trust and in that capacity generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into a Sub-Administration and Accounting Services Agreement with PFPC Inc. ("PFPC" or the "Sub-Administrator"), 103 Bellevue Parkway, Wilmington, DE 19809, on behalf of the Trust. PFPC has agreed to furnish officers for the Trust; provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; assist in preparing various materials required by the Commission; provide accounting and bookkeeping services for the Funds, including the computation of each Fund's net asset value, net income and realized capital gains, if any; and prepare various materials required by any state securities commission having jurisdiction over the Trust.

     Harris serves as the transfer agent and dividend disbursing agent ("Transfer Agent") of the Funds pursuant to Transfer Agency Services Agreement with the Trust and in that capacity generally assists the Funds in all aspects of their transfer agency operations. The Transfer Agent has entered into Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent") on behalf of the Trust whereby the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services and, among other things, maintains shareholder records, processes the purchase and redemption of shares and their payment thereof, issues dividends and distributions, and mails shareholder communications. PFPC is an indirect, wholly-owned subsidiary of PNC Bank Corp. Harris pays the fees of PFPC, as Sub-Transfer Agent and Sub-Administrator, from the transfer agency and administration fees that it receives.

     PFPC  Trust  Company  ("PFPC  Trust"  or  the  "Custodian"),  8800  Tinicum
Boulevard, Philadelphia, PA 19153, serves as custodian of the assets of the Funds and, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. PFPC Trust also provides securities lending services and overdraft coverage for the Funds. The Custodian has entered into Sub-Custodian Services Agreement with PNC Bank, N.A. ("PNC" or the "Sub-Custodian") on behalf of the Trust whereby the Sub-Custodian performs certain sub-custodian services. PFPC Trust and PNC are indirect, wholly-owned subsidiaries of PNC Bank Corp.

     As compensation for services as the Administrator and the Transfer Agent, Harris is entitled to receive a combined fee based on the aggregate average daily net assets of the Funds of the Trust, payable monthly at an annual rate of 0.1665% of the first $300 million of average daily net assets; 0.1465% of the next $300 million; and 0.1265% of average daily net assets in excess of $600 million. As compensation for its services, the Custodian is entitled to receive a fee based on the aggregate average daily gross assets of the Funds of the Trust, payable monthly at an annual rate of 0.0035% of the average daily gross assets. In addition, the Funds pay a separate fee to the Sub-Transfer Agent for certain retail sub-transfer agent services and reimburse the Custodian for various custody transactional expenses.

     Harris agreed to waive its fees contractual fees as Transfer Agent and Administrator commencing August 8, 2005, to the extent that the fees exceed the cost to Harris of the compensation of PFPC for sub-administration and sub-transfer agency services and the mutual fund administration personnel of Harris. The aggregate monthly administration fees paid by the Funds to Harris as of December 31, 2005 were approximately $555,000 of which the Administrator paid approximately $335,000 to PFPC.

     The following table shows the dollar amount of fees payable to Harris for its services with respect to each Fund, the amount of fee that was waived by Harris, if any, and the actual fee paid to Harris. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

-----------------------------------------------------------------------------------------------------------------------
                          Administration Fee ($)       Reduction by Administrator ($)     Net Administration Fee ($)
                      -------------------------------------------------------------------------------------------------
                        2003       2004       2005       2003       2004       2005       2003       2004       2005
-----------------------------------------------------------------------------------------------------------------------
Government Money
Market Fund           1,451,182  2,117,499  1,883,585    601,909    721,229    867,139    849,273  1,396,270  1,016,446

Money Market Fund     8,295,156  8,622,084  7,728,228  4,694,764  5,266,185  4,815,465  3,600,392  3,355,899  2,912,763

Tax-Exempt Money
Market Fund           1,350,316  1,547,426  1,605,459     92,620         --    428,846  1,257,696  1,547,426  1,176,613

-----------------------------------------------------------------------------------------------------------------------


                                       56

-----------------------------------------------------------------------------------------------------------------------
                          Administration Fee ($)       Reduction by Administrator ($)     Net Administration Fee ($)
                      -------------------------------------------------------------------------------------------------
                        2003       2004       2005       2003       2004       2005       2003       2004       2005
-----------------------------------------------------------------------------------------------------------------------
Bond Fund               426,785    285,254    288,764     52,146     36,140     86,848    374,639    249,114    201,916

High Yield Bond
Fund                     84,675    125,372    131,303      5,288     19,491     46,541     79,387    105,881     84,762

Intermediate
Government Bond
Fund                    223,020    160,604     69,649     36,341     27,075     28,922    186,679    133,529     40,727

Intermediate Tax-
Exempt Bond Fund        559,997    424,183    374,136     53,850     18,000     92,095    506,147    406,183    282,041

Short/Intermediate
Bond Fund               560,341    490,445    415,566     62,567     50,979    119,527    497,774    439,466    296,039

Tax-Exempt Bond
Fund                    290,036    209,187    177,921     37,094     18,000     51,222    252,942    191,187    126,699

Ultra Short Duration
Bond Fund                    --     44,574     57,531         --     32,289     41,066         --     12,285     16,465

Balanced Fund           138,787    134,653    130,778     42,118     26,237     42,822     96,669    108,416     87,956

Core Equity Fund        254,848    244,955    225,138     33,807     18,000     62,478    221,041    226,955    162,660

Emerging Markets
Fund                    333,081    500,012    476,199     44,760     52,974    136,972    288,321    447,038    339,227

Equity Fund             538,510    419,919    417,806     48,762     18,000    104,334    489,748    401,919    313,472

Index Fund              721,605    590,858    375,221     39,181         --     54,364    682,424    590,858    320,857

International Fund      315,720    314,882    350,476     42,532     39,555    103,734    273,188    275,327    246,742

Small-Cap Growth
Fund                     13,895     12,030     14,602        827        867      4,410     13,068     11,163     10,192

Small-Cap
Opportunity Fund        837,505    970,390  1,027,924     56,238     18,000    207,754    781,267    952,390    820,170

Small-Cap Value
Fund                    541,570    573,963    686,209     44,485     18,000    163,610    497,085    555,963    522,599
-----------------------------------------------------------------------------------------------------------------------

     DISTRIBUTOR. PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, is the distributor of shares of the Funds. Fees for services rendered by the Distributor (not including sales charges) are paid by the Sub-Administrator. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares, subject to the terms of the Service Plans described below, if implemented pursuant to contractual arrangements between the Trust and the Distributor and approved by the Board of Trustees of the Trust. The Distributor has agreed to furnish officers for the Trust, as required.

     A Shares of the Funds are sold with a maximum front-end sales charge of 5.50%, as described in the Prospectuses relating to those shares and under "Additional Purchase and Redemption Information" in this SAI. A Shares of the Funds may be subject to a contingent deferred sales charge (CDSC) of up to 1.00%, which is described in those Prospectuses and under "Additional Purchase and Redemption Information" in this SAI.

     The following table shows the dollar amount of sales charges payable to the distributor with respect to sales of A Shares of each Fund and the amount of sales charges retained by the distributor and not reallowed to other persons. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. There were no sales charges payable to the distributor with respect to A Shares of the Funds not mentioned below.

-----------------------------------------------------------------------------------------------------------
                            Aggregate Underwriting    Amount Retained by the
                                 Commissions ($)           Distributor ($)          Amount Reallowed ($)
                         ----------------------------------------------------------------------------------
                          2003      2004     2005     2003      2004     2005     2003      2004     2005
-----------------------------------------------------------------------------------------------------------
Bond Fund                  6,921       798    1,794      512        42       99    6,409       756    1,695

High Yield Bond Fund          --        84   11,708       --         4      836       --        80   10,872

Intermediate Government
Bond Fund                 27,220     4,547    2,323    2,078       390      201   25,142     4,157    2,122

Intermediate Tax-Exempt
Bond Fund                 19,565     4,519      161    1,741       410       11   17,824     4,109      150

Short/Intermediate Bond
Fund                      16,170     7,656    7,353    1,383       531      613   14,787     7,125    6,740

Tax-Exempt Bond Fund      34,484    17,529   18,298    1,997     1,135    1,048   32,487    16,394   17,250

Balanced Fund              9,599    16,396   44,456      939     1,489    4,623    8,660    14,907   39,833

Core Equity Fund           1,125     6,212   12,119      103       601    1,149    1,022     5,611   10,970

Emerging Markets Fund      6,653     2,456   10,833      655       218    1,057    5,998     2,238    9,776

Equity Fund                3,415     3,855   14,283      355       358    1,344    3,060     3,497   12,939

International Fund         1,005     1,077   12,542       89       100    1,228      916       977   11,314

Small-Cap Opportunity
Fund                      15,317   110,260  104,104    1,425    10,356    9,559   13,892    99,904   94,545

Small-Cap Value Fund       7,329    28,861  141,708      681     2,811   13,130    6,648    26,050  128,578
-----------------------------------------------------------------------------------------------------------

     OTHER EXPENSES. Except for certain expenses borne by the Distributor, Harris, or HIM, the Trust bears all costs of its operations, including: the compensation of its Trustees who are not affiliated with HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan (with respect to A Shares, N Shares and Service Shares); interest charges; taxes; fees and expenses of independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service
Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts; expenses of shareholders' meetings and meetings of the Board of Trustees; expenses relating to the issuance, registration and qualification of shares of the Funds; fees of pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to any Fund or class are borne by that Fund or class. Other general expenses of the Trust are allocated among the Funds in an equitable manner as determined by the Board of Trustees.


                         SERVICE AND DISTRIBUTION PLANS

     A SHARES. Each Fund, except for each of the Money Market Funds, has adopted a Service Plan for A Shares of the Fund under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule

12b-1") that provides for the Funds to pay distribution/service fees of up to 0.25% per annum of the average daily net asset value of the Fund's A Shares.

     Each such Fund bears the costs and expenses connected with advertising and marketing the Fund's A Shares and may pay the fees of each institution ("Service Organization") that purchases A Shares of the Fund on behalf of its customers ("Customers") for servicing activities, as described below, at a rate of up to 0.25% per annum of the average daily net asset value of the Fund's A Shares. Because the distribution/service fee is payable regardless of the Service Organization's expenses, the Service Organization may realize a profit from the fees.

     Servicing activities provided by a Service Organization to its Customers investing in A Shares of the Fund may include, among other things, one or more of the following: (i) establishing and maintaining shareholder accounts and records; (ii) processing purchase and redemption transactions; (iii) answering Customer inquiries; (iv) assisting Customers in changing dividend options, account designations and addresses; (v) performing sub-accounting; (vi) investing Customer cash account balances automatically in Fund shares; (vii) providing periodic statements showing a Customer's account balance and integrating such statements with those of other transactions and balances in the Customer's other accounts serviced by the Service Agent; (viii) arranging for bank wires; (ix) distribution and such other services as the Fund may request, to the extent the Service Organization is permitted by applicable statute, rule or regulation.

     N SHARES - NON-MONEY MARKET FUNDS. Each non-Money Market Fund, except for the Small-Cap Growth Fund and the Ultra Short Duration Bond Fund, has adopted a Service Plan for N Shares of the Fund that provides for the Fund to pay service fees of up to 0.25% per annum of the average daily net asset value of the Fund's N Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1.

     Each such Fund has entered into an agreement with each Service Organization that purchases N Shares of the Fund on behalf of its Customers. The Service Organization is required to provide shareholder support services to its Customers who beneficially own such Shares in consideration of the payment by the Fund of up to 0.25% per annum of the average daily net asset value of that Fund's N Shares held by the Service Organization for the benefit of Customers. Because the fee is payable regardless of the Service Organization's expenses, the Service Organization may realize a profit from the fees. Support services will include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's Distributor; (ii) processing dividend payments from the Fund on behalf of Customers; (iii) providing information periodically to Customers showing their positions in the Fund's shares; (iv) arranging for bank wires; (v) responding to Customer inquiries relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record and nominee; (viii) arranging for the reinvestment of dividend payments; and (ix) other similar account administrative services.

     N SHARES - MONEY MARKET FUNDS. Each Money Market Fund has adopted a non-Rule 12b-1 Service Plan for N Shares of the Fund that provides for the Fund to pay fees for shareholder subaccounting, statement, communications, and processing services ("Subaccounting Services") of 0.10% per annum of the average daily net asset value of the Fund's N Shares, and fees for shareholder support services ("Support Services") of up to 0.15% per annum of the average daily net asset value of the Fund's N Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1.

     Each such Fund has entered into an agreement with each Service Organization that purchases N Shares of the Fund on behalf of its Customers. The Service Organization is required to provide Subaccounting Services and Support Services to its Customers who beneficially own such Shares in consideration of the payment by the Fund of up to 0.10% per annum for Subaccounting Services and of up to 0.15% per annum for Support Services, respectively, of the average daily net asset value of that Fund's N Shares held by the Service Organization for the benefit of Customers. Because the fee is payable regardless of the Service Organization's expenses, the Service Organization may realize a profit from the fees. Subaccounting Services include
(i) establishing and maintaining shareholder accounts and records; (ii) processing purchase, exchange and redemption transactions; (iii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Agent; (iv) performing subaccounting with respect to Fund shares beneficially owned by the customer; (v) investing customer cash account balances automatically in Fund shares; (vi) forwarding shareholder communications; and (vii) such other services as may be reasonably requested. Support Services include (i) responding to inquiries from customers concerning their investment in N Shares; (ii) arranging for bank wires; (iii) assisting customers in changing dividend options, account designations, and addresses; and
(iv)  providing  such  other  similar  services  as may be reasonably requested.

     In addition, a Service Organization, at its option, may also provide to its holders of N Shares (a) a service that invests the assets of their other accounts with the Service Organization in the Fund's shares (sweep program); (b) sub-accounting with respect to shares owned beneficially or the information necessary for sub-accounting; and (c) checkwriting services.

     Additionally, each Money Market Fund has adopted a Rule 12b-1 Service Plan relating to N Shares of the Fund pursuant to Rule 12b-1 that provides for the Fund to pay to a Service Organization fees of up to 0.10% per annum of the average daily net asset value of the Fund's N Shares. Under that Service Plan, each Money Market Fund may make additional payments to a Service Organization for shareholder services described above and also may (i) bear the costs and expenses in connection with advertising and marketing the Fund's N Shares and
(ii) make payments to Service Organizations for assistance in connection with the distribution of shares to Customers, including the forwarding to its Customers of Prospectuses, sales literature and advertising materials provided by the Distributor at a rate of up to 0.10% per annum of the average daily net asset value of the Fund's N Shares. Because the distribution fee is payable regardless of the Service Organization's expenses, the Service Organization may realize a profit from the fees.

     SERVICE SHARES - MONEY MARKET FUNDS. Each Money Market Fund has adopted a non-Rule 12b-1 Service Plan for Service Shares of the Fund that provides for the Fund to pay fees for shareholder subaccounting, statement, communications, and processing services ("Subaccounting Services") of 0.15% per annum of the average daily net asset value of the Fund's Service Shares, and fees for shareholder support services ("Support Services") of up to 0.10% per annum of the average daily net asset value of the Fund's Service Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1.

     Each Money Market Fund has entered into an agreement with each Service Organization that purchases Service Shares of the Fund on behalf of its Customers. The Service Organization is required to provide Subaccounting Services and Support Services to its Customers who beneficially own such Shares in consideration of the payment by the Fund of up to 0.15% per annum for Subaccounting Services and of up to 0.10% per annum for Support Services, respectively, of the average daily net asset value of that Fund's Service Shares held by the Service Organization for the benefit of Customers. Because the fee is payable regardless of the Service Organization's expenses, the Service Organization may realize a profit from the fees. Subaccounting Services include
(i) establishing and maintaining shareholder accounts and records; (ii) processing purchase, exchange and redemption transactions; (iii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Agent; (iv) performing subaccounting with respect to Fund shares beneficially owned by the customer; (v) investing customer cash account balances automatically in Fund shares; (vi) forwarding shareholder communications; and
(vii) such other services as may be reasonably requested. Support Services include (i) responding to inquiries from customers concerning their investment in Service Shares; (ii) arranging for bank wires; (iii) assisting customers in changing dividend options, account designations, and addresses; and (iv) providing such other similar services as may be reasonably requested.

     Additionally, each Money Market Fund has adopted a Service Plan relating to Service Shares pursuant to Rule 12b-1 that provides for the Fund to pay to a Service Organization distribution fees of up to 0.15% per annum of the average daily net asset value of the Fund's Service Shares. Because the distribution fee is payable regardless of the Service Organization's expenses, the Service Organization may realize a profit from the fees. Under that Service Plan, each Money Market Fund may make additional payments to a Service Organization for shareholder services described above and also may (i) bear the costs and expenses in connection with advertising and marketing the Fund's Service Shares and (ii) make payments to the Service Organization for assistance in connection with the distribution of shares to Customers, including the forwarding of prospectuses, sales literature and advertising materials provided by the Distributor, at a rate of up to 0.15% per annum of the average daily net asset value of the Fund's Service Shares.

     GENERAL. Each Service Plan (each a "Plan", and collectively, the "Plans") has been adopted by the Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined by the 1940 Act) of the Trust, and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Trustees"). Each Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Qualified Trustees. Agreements related to the Plans must also be approved by such vote of the Trustees and the Qualified Trustees. A Plan will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund or by a vote of a majority of the Qualified Trustees. No Plan may be amended to increase materially the amounts payable to Service
Organizations without the approval of a majority of the outstanding voting securities of the relevant class of shares of the Fund, and no material amendment to a Plan may be made except by a majority of both the Trustees of the Trust and the Qualified Trustees.

     Each Plan requires that certain service providers furnish to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under such Plan. Rule 12b-1 also requires that the selection and nomination of the Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     From their own resources, HIM and Harris from time to time may make payments based on current net asset value or other measures to selected brokerage firms and other financial institutions that were instrumental in investment in the Funds by their customers. These payments currently range up to 0.05% annually on average net assets of shares held by such customers in a Money Market Fund, up to 0.20% annually on average net assets of shares held by such customers in the N Shares class of an Equity Fund or a Fixed Income Fund, and up to 0.25% annually on average net assets of shares held by such customers in the Institutional Shares class of an Equity Fund or a Fixed Income Fund. These payments are subject to change. HIM and Harris may also share certain marketing expenses with or pay for or sponsor informational meetings, conferences, seminars or client appreciation events for such intermediaries to raise awareness of the Funds. The receipt (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of shares of the Funds over sales of other securities.

     Additionally, Harris and the Distributor may act as Service Organizations and receive fees under a Service Plan. Because the service fee is payable regardless of Harris' or the Distributor's expenses in providing services under a Service Plan, they may realize a profit from any fees they receive.

     The following table shows Service Organization fees paid by the Funds to Harris with respect to A Shares, N Shares, Service Shares and Exchange Shares of each Fund for which such fees were paid for the period ended December 31, 2005.

---------------------------------------------------------------------------------------------------------------------
                                   Shareholder Servicing   Shareholder Servicing   Rule 12b-1 Fees   Rule 12b-1 Fees
                                     Plan Fees Paid ($)     Plan Fees Waived ($)       Paid ($)         Waived ($)
---------------------------------------------------------------------------------------------------------------------

Government Money Market Fund              3,402,496                 --                 1,921,252             --

Money Market Fund                         7,422,623              417,000               3,677,099             --

Tax-Exempt Money Market Fund               903,675                   --                 442,084              --

Bond Fund                                   5,040                    --                  2,014               --

High Yield Bond Fund                         548                     --                   718                --

Intermediate Government Bond Fund           8,977                    --                  6,674               --

Intermediate Tax-Exempt Bond Fund           17,834                   --                  5,348               --

Short/Intermediate Bond Fund                11,684                   --                  9,825               --

Tax-Exempt Bond Fund                        45,293                   --                 10,677               --

Balanced Fund                               10,556                   --                  5,821               --

Core Equity Fund                            9,220                    --                  2,247               --

Emerging Markets Fund                       6,964                    --                  2,395               --

Equity Fund                                27,295                    --                  3,669               --

Index Fund                                 27,596                    --                    --                --

International Fund                          4,654                    --                   381                --

Small-Cap Opportunity Fund                 241,938                   --                  93,447              --

Small-Cap Value Fund                       188,427                   --                  22,728              --

---------------------------------------------------------------------------------------------------------------------

                     CALCULATION OF YIELD AND TOTAL RETURN

     The Trust makes available various yield quotations with respect to shares of each class of shares of the Money Market Funds. Each of these amounts was calculated based on the 7-day period ended December 31, 2004, by calculating the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses. Effective yield quotations for N Shares, Service Shares and Institutional Shares of each of the Money Market Funds and for Exchange Shares of the Harris Insight Money Market Fund are also made available. These amounts are calculated in a similar fashion to yield, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

     Current yield for all of the Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields.

     The yields of the N Shares, Service Shares, Exchange Shares and Institutional Shares of each of the following Money Market Funds for the 7-day period ended December 31, 2005 are:

                             -------------------------------------------------
                                  Current Yield (%)      Effective Yield (%)
                             -------------------------------------------------
                               N    Svc.  Exch.  Inst   N    Svc.  Exch.  Inst
                              ----  ----  -----  ----  ----  ----  -----  ----
Government Money Market Fund  3.82  3.77     --  4.17  3.90  3.84     --  4.26
Money Market Fund             3.85  3.80   4.20  4.20  3.93  3.88   4.29  4.29
Tax-Exempt Money Market Fund  2.85  2.80     --  3.20  2.89  2.84     --  3.25

     N Shares and Service Shares of the Money Market Funds of the Harris Insight Money Market Fund may bear expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of N Shares or Service Shares of each of the Money Market Funds could be up to 0.35% or 0.40%, respectively, lower than the net yield of Institutional Shares of each of those Funds.

     From time to time each of the Money Market Funds may advertise its "30-day average yield" and its "monthly average yield." Such yields refer to the average daily income generated by an investment in such Fund over a 30-day period, as appropriate, (which period will be stated in the advertisement).

     The yields of N Shares, Service Shares, Exchange Shares and Institutional Shares of each of the following Money Market Funds for the 30-day period ended December 31, 2005 are:

                             ----------------------------------------
                                         30-day Yield (%)
                             ----------------------------------------
                               N    Service  Exchange  Institutional
                              ----  -------  --------  -------------
Government Money Market Fund  3.73     3.68        --           4.08
Money Market Fund             3.78     3.73      4.13           4.13
Tax-Exempt Money Market Fund  2.58     2.53        --           2.93

     A standardized "tax-equivalent yield" may be quoted for the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by one minus a stated Federal income rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from federal income tax. For the 7-day period ended December 31, 2005, the effective tax equivalent yield of the N Shares, Service Shares and Institutional Shares of the Tax-Exempt Money Market Fund was 3.96%, 3.89% and 4.44%, respectively. For the 30-day period ended December 31, 2005, the 30-day tax equivalent yield for the A Shares, N Shares and Institutional Shares of the Intermediate Tax-Exempt Bond Fund and the A Shares, N Shares and Institutional Shares of the Tax-Exempt Bond Fund were 5.38%, 5.74% and 5.90%, and 5.68%, 6.13% and 6.29%, respectively, based on a stated  tax  rate  of  28%.

     The Trust makes available 30-day yield quotations with respect to A Shares, N Shares and Institutional Shares of the Non-Money Market Funds. As required by regulations of the Commission, the 30-day yield is computed by dividing a Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.

     The following table shows 30-day yields for the period ended December 31, 2005, for A Shares, N Shares and Institutional Shares of the Non-Money Market Funds.

                                   ------------------------------
                                          30-day Yield (%)
                                   ------------------------------
                                     A       N     Institutional
                                   ------  ------  --------------
Bond Fund                           3.96    4.28       4.40
High Yield Bond Fund                6.61    7.05       7.17
Intermediate Government Bond Fund   3.93    4.20       4.32
Intermediate Tax-Exempt Bond Fund   3.87    4.13       4.25
Short/Intermediate Bond Fund        3.82    4.08       4.20
Tax-Exempt Bond Fund                4.09    4.41       4.53
Ultra Short Duration Bond Fund        --      --       3.89
Balanced Fund                       1.74    1.94       2.09
Core Equity Fund                    0.36    0.48       0.63
Equity Fund                         0.68    0.82       0.97
Index Fund                            --    1.59       1.74
Small-Cap Growth Fund                 --      --      (0.18)
Small-Cap Opportunity Fund         (0.24)  (0.21)     (0.01)
Small-Cap Value Fund                0.02    0.07       0.27

     The Trust also makes available total return quotations for A Shares, N Shares and Institutional Shares of each of the Non-Money Market Funds.

     The following table shows average annual total return for the one-year, five-year, ten-year and since inception periods (or shorter period if the Fund has been in operation for a shorter period) ended December 31, 2005 for A Shares, N Shares and Institutional Shares of the Non-Money Market Funds. The actual date of the commencement of each Fund's operations, or the commencement of the offering of each Class' Shares, is listed in the Funds' financial statements. If applicable, a Fund's performance includes the performance of its predecessor fund until its conversion into a mutual fund.

----------------------------------------------------------------------------------------------------------
                           1 Year (%)          5 Year (%)        10 Year (%)     Inception to 12/31/05(%)
                      ------------------------------------------------------------------------------------
       Fund             A      N    Inst.    A      N    Inst     N    Inst      A         N        Inst.
----------------------------------------------------------------------------------------------------------
Bond                  -2.40   2.29   2.44   3.95   4.92   5.16     --     --    4.50       5.88       6.12

High Yield Bond       -2.92   1.78   1.94     --   7.28   7.58     --     --    4.80       6.89       7.19

Intermediate
Government Bond       -1.34   2.32   2.49   4.16   4.92   5.17   5.45   5.70    4.72       7.24       7.50

Intermediate Tax-
Exempt Bond           -1.60   2.01   2.19     --   4.77   5.02   4.74   4.99    3.75       5.35       5.60

Short/Intermediate
Bond                  -2.40   1.19   1.36   3.50   4.26   4.50   4.89     --    4.28       5.89       5.20

Tax-Exempt Bond       -2.12   2.58   2.76     --   5.60   5.85   5.44   5.70    4.63       6.99       7.25


                                       64

----------------------------------------------------------------------------------------------------------
                           1 Year (%)          5 Year (%)        10 Year (%)     Inception to 12/31/05(%)
                      ------------------------------------------------------------------------------------
       Fund             A      N    Inst.    A      N    Inst     N    Inst     A         N        Inst.
----------------------------------------------------------------------------------------------------------
Ultra Short Duration     --     --   2.76     --     --     --     --     --      --         --       2.09

Balanced               1.26   7.18   7.45   4.54   5.73   5.99     --     --    5.06       7.78       7.83

Core Equity            2.72   8.75   8.97   0.19   1.31   1.56   9.28   9.55    0.91      10.23      10.50

Emerging Markets      23.90  30.99  31.23  16.75  18.12  18.36     --     --   11.34       5.63       5.96

Equity                 5.99  12.31  12.52   4.12   5.31   5.56  10.14     --    3.92      11.77       9.57

Index                    --   5.15   5.38     --   0.09   0.35   8.52   8.78      --       9.88      10.15

International          7.13  13.40  13.60   2.88   4.84   5.12   3.24   3.52    5.00       4.12       4.38

Small-Cap Growth         --     --   3.40     --     --     --     --     --      --         --       7.26

Small-Cap
Opportunity           -1.47   4.31   4.55   7.29   8.51   8.78  12.87  13.14   12.65      13.67      13.95

Small-Cap Value        2.65   8.68   8.90  11.54  12.83   1.09  13.32  13.60   14.93      13.73      14.01

----------------------------------------------------------------------------------------------------------

     Each of these amounts is computed by assuming a hypothetical initial investment of $10,000. It is assumed that all of the dividends and distributions by each Fund over the specified period of time were reinvested. It was then assumed that at the end of the specified period, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial investment to grow to the amount that would have been received upon redemption.

     The Funds may also calculate an aggregate total return that reflects the cumulative percentage change in value over the measuring period. The aggregate total return can be calculated by dividing the amount received upon redemption by the initial investment and subtracting one from the result. The following table shows aggregate total return for the one year, five year, ten year and since inception (if less than ten years) periods ended December 31, 2005 for A Shares, N Shares and Institutional Shares of the Non-Money Market Funds. If applicable, a Fund's performance includes the performance of its predecessor fund until its conversion into a mutual fund.

---------------------------------------------------------------------------------------------------------------
                           1 Year (%)            5 Year (%)          10 Year (%)     Inception to 12/31/05(%)
---------------------------------------------------------------------------------------------------------------
        Fund            A      N    Inst.    A       N      Inst     N      Inst     A         N        Inst.
---------------------------------------------------------------------------------------------------------------
Bond                  -2.40   2.29   2.44   21.37   27.17   28.63      --      --   35.29      74.02      78.02

High Yield Bond       -2.92   1.78   1.94      --   42.13   44.07      --      --    7.91      54.02      56.78

Intermediate
Government Bond       -1.34   2.32   2.49   22.61   27.14   28.64   70.06   74.13   37.37     333.52     356.19

Intermediate Tax-
Exempt Bond           -1.60   2.01   2.19      --   26.24   27.73   58.88   62.77   20.01     183.41     197.43

Short/Intermediate
Bond                  -2.40   1.19   1.36   18.76   23.21   24.64   61.14      --   30.98     132.73      64.82

Tax-Exempt Bond       -2.12   2.58   2.76      --   31.34   32.87   69.80   74.06   24.92     312.81     335.09

Ultra Short Duration     --     --   2.76      --      --      --      --      --      --         --       3.69

Balanced               1.26   7.18   7.45   24.86   32.13   33.78      --   30.34  628.50      92.15      93.66

Core Equity            2.72   8.75   8.97    0.95    6.72    8.05  142.79  148.89    6.46     280.41     293.47


                                       65

---------------------------------------------------------------------------------------------------------------
                           1 Year (%)            5 Year (%)          10 Year (%)     Inception to 12/31/05(%)
---------------------------------------------------------------------------------------------------------------
        Fund            A      N    Inst.    A       N      Inst     N      Inst     A         N        Inst.
---------------------------------------------------------------------------------------------------------------
Emerging Markets      23.90  30.99  31.23  116.96  129.95  132.26      --      --   98.65      56.65      60.67

Equity                 5.99  12.31  12.52   22.35   29.54   31.09  162.63      --   30.34     628.50     146.07

Index                    --   5.15   5.38      --    0.46    1.75  126.55  132.07      --     264.03     276.38

International          7.13  13.40  13.60   15.23   26.68   28.37   37.54   41.29   39.51     114.46     124.98

Small-Cap Growth         --     --   3.40      --      --      --      --      --      --         --      41.76

Small-Cap
Opportunity           -1.47   4.31   4.55   42.20   50.47   52.31  235.51  243.59  125.52   1,367.56   1,444.97

Small-Cap Value        2.65   8.68   8.90   72.66   82.82   84.96  249.08  257.91  142.67   1,389.42   1,469.57
---------------------------------------------------------------------------------------------------------------

     Current yield and total return for the Non-Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Funds.

     Performance data of the Funds may be compared with those of other mutual funds with similar investment objectives and with other relevant indices, such as those prepared by Salomon Brothers Inc. or Lehman Brothers Inc., or any of their affiliates or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as IBC/Donoghue's Money Fund Report and Bank Rate Monitor (for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas), Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Services and publications of a local or regional nature. Performance information may be quoted numerically or may be presented in a table, graph or other illustrations. All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results.

     In addition, investors should recognize that changes in the net asset value of shares of the Non-Money Market Funds will affect the yield of such Funds for any specified period, and such changes should be considered together with each such Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for all of the Funds may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund may not be comparable to other investment alternatives, however, because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses, and calculate yield.

     After-Tax  Returns.  A  Fund's total return "after taxes on distributions"
      ------------------
shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the actual historical federal maximum tax rate. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

     Average Annual Total Return (After Taxes on Distributions) is computed as follows:

            ATVD = P(l+T)n

     Where: P = the amount of an assumed initial investment in shares of the Fund
            T = average annual total return (after taxes on distributions) n = number of years from initial investment to the end of the period ATVD = ending value of shares held at the end of the period after taxes on fund distributions but not after taxes on redemptions.

     Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:

            ATVDR = P(l+T)n

     Where: P = the amount of an assumed initial investment in shares of the Fund
            T = average annual total return (after taxes on distributions and redemptions) n = number of years from initial investment to the end of the period ATVDR = ending value of shares held at the end of the period after taxes on fund distributions and redemptions.

     Performance  of  Common  and Collective Trust Funds.  The Core Equity Fund,
     ---------------------------------------------------
the Equity Income Fund, the Index Fund, the International Fund, the Small-Cap Opportunity Fund, the Small-Cap Value Fund, the High Yield Bond Fund, the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund commenced operations upon the investment of a substantial amount of assets invested from collective and common trust funds operated by Harris. If a Fund's predecessor fund was operated with investment policies substantially similar to those of the Fund, the Fund may include in quotations of its performance the performance history of the predecessor fund in accordance with interpretations of the Commission and as appropriate. Because collective and common trust funds usually have an effective expense ratio of zero, in order not to overstate performance, a predecessor fund's performance included in any quotation of the Fund's performance will be calculated as if the predecessor fund had operated with an expense ratio equal to the Fund's estimated expense ratio for its first year of operations.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     ALL CLASSES. Each Fund has authorized one or more financial institutions, such as financial services companies, broker-dealers, banks of other authorized agents, to accept purchase and redemption orders on its behalf. Such financial institutions are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order, which will be priced at the Fund's net asset value next calculated after it is so accepted.

     Redemption proceeds normally are paid in cash. However, the Trust has filed formal elections with the Commission pursuant to which a non-Money Market Fund may effect a redemption in kind in portfolio securities only if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash.

     A SHARES. An investor in A Shares of a Fund may be entitled to reduced sales charges. To qualify for a reduced sales charge, an investor must notify and provide sufficient information to the Funds at the time of purchase. If an investor invests through an institution, the investor should notify the institution, which in turn must notify the Funds. Programs that allow for reduced sales charges, such as the Right of Accumulation, a Letter of Intent, or Family Purchases (each of which is explained below), may be changed or eliminated at any time.

     The Right of Accumulation allows an investor to combine the amount invested in A Shares of a Fund with the total net asset value of A Shares currently purchased or already owned by that investor of all Funds to determine the applicable sales charge. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time by the Funds with respect to all A Shares purchased thereafter.

     A Letter of Intent allows an investor to purchase A Shares of the Funds over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of A Shares already owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.

     Family Purchases allow family members to purchase A Shares of the Funds over a thirteen-month period at reduced sales charges based on the combined purchases of a family as if they were purchased at the same time for purposes of calculating sales charges. ("Family" includes any of the following persons - parents, grandparents, spouse and children.)

     In order to recover commissions paid to institutions, A Shares of a Fund on which no initial sales charge was assessed due to a purchase amount of $1,000,000 or more in a single transaction or pursuant to the Right of Accumulation, a Letter of Intent, or Family Purchases that are redeemed within one year of the purchase date will be subject to contingent deferred sales charges equal to 1.00% of the dollar amount subject to the charge. Redemptions made within one to two years of the purchase will be subject to contingent deferred sales charges equal to 0.50% of the dollar amount subject to the charge. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on redemptions of shares acquired through the reinvestment of dividends and distributions or involuntary redemptions by a Fund of shareholder accounts with low account balances.

     Redemptions of shares will be effected in the manner that results in the imposition of the lowest deferred sales charge. Redemptions with respect to a shareholder's investment in a Fund will automatically be made first from A Shares of the Fund acquired pursuant to reinvestment of dividends and distributions, Second from any A Shares in a Fund held for more than two years, third from A Shares held within one and two years, and fourth from A Shares of the Fund held for less than one year.

     The contingent deferred sales charge on shares purchased through an exchange from A Shares of another Fund is based upon the original purchase date and price of the other Fund's shares. For a shareholder with a Letter of Intent who does not purchase $1,000,000 of A Shares under the letter, no contingent deferred sales charge is imposed, but a sales load adjustment will be imposed on the account of such shareholder at the expiration of the period set forth in the Letter of Intent. A Letter of Intent may provide for a contingent deferred sales charge in some cases.

     The contingent deferred sales charge applicable to A Shares will be waived by the Funds for redemptions (a) pursuant to a systematic withdrawal plan, (b) that are shown to have resulted from the death or disability of the accountholder, (c) by qualified retirement plans upon plan termination or dissolution, (d) directed by participants in qualified retirement plans, or (e) from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70-1/2.

     ANTI-MONEY LAUNDERING LAWS AND FUND SHARES. The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time a Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to "freeze" a shareholder's account. A Fund also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.


                        DETERMINATION OF NET ASSET VALUE

     The net asset value per share is determined at least as often as each day that the New York Stock Exchange is open for regular session trading, i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday").

     A security held by a Non-Money Market Fund (other than a debt obligation or fixed-income security or a security for which the primary market is the National Association of Securities Dealers' Automatic Quotation System ("NASDAQ"), discussed below) is valued at the last reported sale price on the principal exchange on which the security is traded as of the time of valuation. In the absence of any sale on the valuation date, the security is valued at the closing bid price. A security for which the primary market is NASDAQ or comparable foreign market will be valued at the Official Closing Price as defined by the respective market, or in the absence of any reported Official Closing Price on the valuation date, the last reported sale price, or in the absence of any sale on the valuation date, at closing bid price. A security that is traded only on the over-the-counter market generally is valued at the last reported bid price. Debt obligations and fixed-income securities, including asset-backed and mortgage-backed securities (but not including securities with remaining maturities of 60 days or less or securities held by the Money Market Funds), are valued at the mean of the last bid and asked prices. In the absence of a readily available market quotation (or when, in the view of the Adviser, an available market quotation does not accurately reflect the security's fair value), the security is valued at a fair value as determined by or under the direction of the Trust's Board of Trustees. Prices used for valuations of securities are provided by independent pricing services. Debt obligations and fixed-income securities with remaining maturities of 60 days or less generally are valued at amortized cost, as discussed below.

     Each of the Money Market Funds uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that a Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investments in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each of the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 days or less and invest only in securities determined by the Board of Trustees to meet the quality and minimal credit risk requirements of Rule 2a-7. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. Rule 2a-7 provides, however, that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize at $1.00, to the extent reasonably possible, the price per share of each of the Money Market Funds as computed for the purpose of sales and redemptions. Such procedures include review of the portfolio holdings of each of the Money Market Funds by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.


                             PORTFOLIO TRANSACTIONS

     Portfolio securities of each Fund are kept under continuing supervision and changes may be made whenever, in the judgment of the Adviser or Sub-Adviser, a security no longer is deemed to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide the cash necessary for redemptions, distributions to shareholders or other Fund management purposes. Portfolio changes may be made without regard to the length of time a particular security has been held or the frequency of portfolio transactions of a Fund (the portfolio turnover rate). A high rate of portfolio turnover would result in increased transaction expenses, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. The portfolio turnover rates for the Funds are set forth in the prospectus under "Financial Highlights."

     Portfolio transactions for each Fund are placed with those securities brokers and dealers that the Adviser or Sub-Adviser believes will provide the best value in transaction and research services for that Fund, either in a particular transaction or over a period of time.

     In valuing brokerage services, the Adviser or Sub-Adviser makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

     Although some transactions involve only brokerage services, many involve research services as well. In valuing research services, the Adviser or Sub-Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser or Sub-Adviser in managing a Fund's investment portfolio. In some cases, the information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker, but for the greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Adviser or Sub-Adviser or in advising the Funds.

     The Adviser or Sub-Adviser is the principal source of information and advice to the Funds, and is responsible for making and initiating the execution of the investment decisions for each Fund. However, the board of trustees recognizes that it is important for the Adviser or Sub-Adviser, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds. Consequently, the commission paid to brokers (other than an affiliate of the Trust) providing research services may be greater than the amount of commission another broker would charge for the same transaction. The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser or Sub-Adviser in providing management services to the Funds is not determinable. In addition, it is understood by the board of trustees that other clients of the Adviser or Sub-Adviser might also benefit from the information obtained for the Funds, in the same manner that the Funds might also benefit from information obtained by the Adviser or Sub-Adviser in performing services to others.

     Periodically, the Sub-Adviser, through its securities analysts and trading personnel, will consider the amount and nature of research services provided by brokers, as well as the extent to which such services are relied upon, and attempt to allocate a portion of the brokerage business of the Emerging Markets Fund and the International Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by brokers may be more or less than the suggested allocations, depending upon the Sub-Adviser's evaluation of all applicable considerations, including, but not limited to, the Sub-Adviser's best execution undertaking.

     An affiliate of the Trust or the Adviser or Sub-Adviser may act as broker for a Fund in connection with the purchase or sale of securities by or to the Fund if and to the extent permitted by procedures adopted from time to time by the Board of Trustees of the Trust. The Board of Trustees, including a majority of the Trustees who are not "interested persons", has determined that portfolio transactions for a Fund may be executed through if, in the judgment of the Adviser or Sub-Adviser, the use of such affiliated broker is likely to result in prices and execution at least as favorable to the Fund as those available from other qualified brokers and if, in such transactions, the affiliated broker charges the Fund commission rates at least as favorable to the Fund as those charged by the affiliated broker to comparable unaffiliated customers in similar transactions. The Board of Trustees has also adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard. The Funds will not effect principal transactions with an affiliate of the Trust or the Adviser or Sub-Adviser. In executing transactions through an affiliated broker the Funds will be subject to, and intend to comply with, section 17(e) of the 1940 Act and rules thereunder.

     The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by the staff of the Adviser and Sub-Adviser on an ongoing basis.

     Transactions of the Funds in the over-the-counter market and the third market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise. Purchases and sales of securities for the Fixed Income Funds and the Money Market Funds will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads, and underwriting commissions.

     Purchase and sale orders for securities on behalf of any Fund may be combined with those of other accounts that the Adviser or Sub-Adviser manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When the Adviser or Sub-Adviser determines that a particular security should be bought or sold for any of the Funds and other accounts it manages, it allocates the transactions among the participants equitably.

     Although investment decisions for the Funds are made independently from those for other investment advisory clients of the Adviser or Sub-Adviser, it may develop that the same investment decision is made for both a Fund and one or more other advisory clients. If both a Fund and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each over time.

     The following table shows aggregate amount of brokerage commissions paid by each Fund. This information is for the past three fiscal years (or shorter if the Fund has been in operation for a shorter period).

----------------------------------------------------------------------------
                              Aggregate Amount of Brokerage Commissions ($)
                            ------------------------------------------------
                                  2003             2004            2005
----------------------------------------------------------------------------
Balanced Fund                         78,664          59,704          70,404

Core Equity Fund                     239,643         264,959         291,483

Emerging Markets Fund                542,823         881,706         836,924

Equity Fund                          657,590         458,445         419,312

Index Fund                            53,627          73,249         107,075

International Fund                   278,186         247,501         380,114

Small-Cap Growth Fund                 26,159          22,678          49,104

Small-Cap Opportunity Fund         1,099,248       1,096,208       1,464,537

Small-Cap Value Fund                 911,787         711,625         803,046

----------------------------------------------------------------------------

     With respect to transactions directed to brokers because of research services provided, the following table shows total brokerage commissions and the total dollar amount of such transactions on which commissions were paid for the fiscal year ended December 31, 2005.

-------------------------------------------------------------------------------------------------------
                            Total Brokerage Commissions   Total Dollar Amount of Transactions on which
                               (Research-related) ($)     Commissions were paid (Research-related) ($)

-------------------------------------------------------------------------------------------------------

Balanced Fund                                     31,288                                     22,876,230

Core Equity Fund                                 152,284                                    105,628,408

Equity Fund                                      118,349                                     97,175,722

Small-Cap Growth Fund                              3,843                                      2,576,190

Small-Cap Opportunity Fund                       136,469                                    119,391,635

Small-Cap Value Fund                              81,539                                     87,706,973

-------------------------------------------------------------------------------------------------------

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Funds' Board of Trustees has approved policies and procedures that govern the timing and circumstances concerning the disclosure of the Funds' portfolio securities information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information concerning the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of Funds' shareholders, on the one hand, and those of Harris, HIM, Hansberger, Monegy, the Funds' Distributor or their affiliated persons, on the other. Pursuant to the procedures, the Board of Trustees has authorized Fund management to release the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles.

     Under the Funds' policy, information about a Fund's portfolio securities may not be disclosed to any party prior to the day next following: (a) the posting of such information on the Funds' website; or (b) the filing of the information with the Securities and Exchange Commission in a required filing. Exceptions to this policy are set forth below.

     A complete list of each Funds' portfolio holdings, as of the end of each month, is published on the Funds' website at www.harrisinsight.com no sooner than 10 days after the end of the month. The portfolio holdings information available on the Funds' website may include information that is filed with the Securities and Exchange Commission on Form N-Q. The information on the website is publicly available to all categories of persons. The scope of information provided relating to each Fund's portfolio that is made available on the website may change from time to time without notice.

     Disclosure of statistical or descriptive information about a Fund's holdings that does not specifically name the securities held including, for example, industry, sector or geographic weightings, valuation measures, risk measures, and other similar "aggregated" information about a Fund's portfolio, may be made generally available upon request.

     Each Fund may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information on the Funds' website ("early disclosure"). Fund management and the Funds' Chief Compliance Officer may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the

Fund management and the Chief Compliance Officer determine that disclosure in the best interests of the Funds and there are no conflicts of interest between the Funds' shareholders and Harris, HIM, Hansberger, Monegy, the Funds' Distributor or any of their affiliated persons; and (b) the recipient of the information is by contractual agreement (I) required to maintain the confidentiality of the information, and (II) prohibited from trading based upon the information provided.

     Currently, three rating agencies (Moody's, Standard & Poor's and Fitch) that issue ratings for the Funds receive early disclosure of information about the portfolio holdings of the Money Market Fund. Two of these rating agencies receive the Fund's portfolio holdings information weekly, and the third rating agency receives the Fund's portfolio holdings monthly. Additionally, the Chicago Mercantile Exchange receives early disclosure of the portfolio holdings of the Money Market Fund monthly for regulatory purposes.

     Neither the Fund nor any other party receives compensation or other consideration from the rating agencies or the Chicago Mercantile Exchange in connection with those arrangements. Each of the rating agencies and the Chicago Mercantile Exchange has entered into a confidentiality agreement whereby each of them is required to maintain the confidentiality of the portfolio holdings information received.

     In addition, the Funds' service providers, including, without limitation, Harris, the custodian, the Fund's registered accounting firm, transfer agent, accountants, proxy voting service provider, pricing information vendors, printer and mailing agent may receive early disclosure of portfolio holdings information in connection with the services they perform for the Funds.

     The Funds' policies and procedures prohibit the Funds, Harris, HIM or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.

     Certain client accounts of the Adviser, Hansberger or Monegy may be managed using strategies similar to those used by the Funds. Those clients receive portfolio holdings information for their accounts, and it is possible that such information could be used to infer some portfolio holdings information of the Funds.


                                 TAX INFORMATION

     Each Fund is treated as a separate entity for Federal income tax purposes and thus the provisions of the Code generally are applied to each Fund separately, rather than to the Trust as a whole. As a result, net capital gains, net investment income, and operating expenses are determined separately for each Fund.

     The Trust intends to qualify each Fund as a regulated investment company under the Code and to distribute to the shareholders of each Fund sufficient net investment income and net realized capital gains of that Fund so that the Fund will not be subject to Federal income taxes. Qualification as a regulated investment company under the Code generally requires, among other things, that
(a) at least 90% of the Fund's annual gross income (without offset for losses) be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stocks, securities or options thereon and certain other income including, but not limited to, gains from futures contracts and (b) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities, securities in other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer

(other than U.S. Government securities) or two or more issuers controlled by the Fund that are engaged in the same, similar, or related trades or business. As a regulated investment company, each Fund will not be subject to Federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year and, in the case of the Tax-Exempt Money Market Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund, that it distributes to its shareholders at least 90% of its net tax-exempt income (including net short-term capital gains). In addition, the Tax-Exempt Money Market Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund intend that at least 50% of the value of its total assets at the close of each quarter of its taxable year will consist of obligations the interest on which is exempt from Federal income tax, so that such Funds will qualify under the Code to pay "exempt-interest dividends" (described below).

     Dividends (including net short-term capital gains), except exempt-interest dividends, will be taxable to shareholders as ordinary income, except that "qualified dividend income" (as defined under the Code) of non-corporate shareholders who satisfy certain holding period requirements is currently taxed at the rates applicable to long-term capital gain.

     Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deduction.

     A taxable gain or loss also may be realized by a shareholder upon the redemption or transfer of shares depending on the tax basis of the shares and their value at the time of the transaction. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent other shares of that Fund are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

     At December 31, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains.

--------------------------------------------------------------
                                   Capital Loss Carryforwards

--------------------------------------------------------------
Money Market Fund                                $     619,047

--------------------------------------------------------------
Tax-Exempt Money Market Fund                     $     202,474

--------------------------------------------------------------
Bond Fund                                        $     519,134

--------------------------------------------------------------
High Yield Bond Fund                             $   3,836,180

--------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund                $     320,348

--------------------------------------------------------------
Short/Intermediate Bond Fund                     $   4,091,397

--------------------------------------------------------------
Ultra Short Duration Bond Fund                   $     197,825

--------------------------------------------------------------
International Fund                               $  15,355,722

--------------------------------------------------------------

     Dividends paid by each of the Tax-Exempt Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") out of tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to Federal income tax in the hands of the Fund's shareholders. However, persons who are substantial users or related persons thereof of facilities financed by private activity bonds held by a Fund may be subject to Federal income tax on their pro rata share of the interest income from such bonds and should consult their tax advisers before purchasing shares of such Fund.

     Interest on indebtedness incurred by shareholders to purchase or carry shares of a Tax-Exempt Fund generally is not deductible for Federal income tax purposes. Under the IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of a Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Substantially all of the dividends paid by each Tax-Exempt Fund are anticipated to be exempt from Federal income taxes.

     Shareholders of the Tax-Exempt Funds may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions. Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

     The Trust will be required to withhold, subject to certain exemptions, a portion (currently 28%) from dividends paid or credited to individual shareholders and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust or Transfer Agent.

     Certain of the Funds may invest in municipal bond index futures contracts and options on interest rate futures contracts. The Funds do not anticipate that these investment activities will prevent the Funds from qualifying as regulated investment companies. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by a Fund and, accordingly, will affect the amount of capital gains distributed to the Fund's shareholders.

     For Federal income tax purposes, gain or loss on the futures contracts and options described above (collectively referred to as "section 1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, a Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the mark-to-market system will generally affect the amount of capital gains or losses taxable to a Fund and the amount of distributions taxable to a shareholder. Moreover, if a Fund invests in both section 1256 contracts and offsetting positions in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. Each Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.

     In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of its capital gain net income (the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and any excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which the Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. Each of the Funds intends to make timely distributions in compliance with these requirements and consequently it is anticipated that it generally will not be required to pay the excise tax. Each Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax. Dividends declared by a Fund in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

     Gains or losses on sales of securities by a Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

     In the case of the Equity Funds and the Fixed Income Funds, if an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

     In the case of the Equity Funds and the Fixed Income Funds, if securities are sold by the Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     If, in the opinion of the Trust, ownership of its shares has or may become concentrated to an extent that could cause the Trust to be deemed a personal holding company within the meaning of the Code, the Trust may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.


                          SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value, and to create one or more classes of these shares. Pursuant thereto, the Trustees have authorized the issuance of five classes of shares, A Shares, N Shares, Service Shares, Exchange Shares and Institutional Shares for the Funds of the Trust as follows: Institutional Shares are offered by each Fund. A Shares are offered by each Fund, except for the Index Fund, the Small-Cap Growth Fund, the Ultra Short Duration Bond Fund, and each of the Money Market Funds. N Shares are offered by each Fund, except for the Small-Cap Growth Fund and the Ultra Short Duration Bond Fund. Service Shares are offered only by the Money Market Funds. Exchange Shares are offered only by the Money Market Fund.

     Shareholders of a Fund are entitled to that number of votes that is equal to the number of whole shares and fractional shares held multiplied by the net asset value of one share of that Fund in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). Generally, all shares of the Trust will be voted with other shares of the Trust and will be voted in the aggregate, and not by Fund or class, except where voting by Fund or class is required by law or where the matter involved affects only one Fund or class. As used in the

Prospectuses and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

     Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trust's Board of Trustees.
Notwithstanding the foregoing, each class of shares of each Fund bears exclusively the expense of fees paid to Service Organizations with respect to that class of shares. In the event of the liquidation or dissolution of the Trust (or a Fund), shareholders of each Fund (or the Fund being dissolved) are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

     The Trust may dispense with annual meetings of shareholders in any year in which Trustees are not required to be elected by shareholders. It is anticipated generally that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Trustees.

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both the trust itself was unable to meet its obligations and inadequate insurance existed. To guard against this risk, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification out of Trust property of any shareholder held personally liable for obligations of the Trust.


                                      OTHER

     The Registration Statement, including the Prospectuses, this SAI and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103 is the independent registered public accounting firm that audits and reports on the Trust's annual financial statements, reviews certain


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
regulatory reports and the Fund's income tax returns, and performs other professional auditing, tax and advisory services as pre-approved by the Audit Committee of the Trust.


                             REPORTS TO SHAREHOLDERS

     Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. The Funds' December 31, 2005 financial statements and the report thereon of KPMG LLP from the Funds' December 31, 2005 Annual Report (as filed with the Commission on March 9, 2006, pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder (Accession Number 0000935069-06-000796)) are incorporated herein by reference. For the year-ended December 31, 2001, the financial statements and the report thereon were audited by another independent registered public accounting firm.

                                   APPENDIX A


DESCRIPTION  OF  BOND  RATINGS  (INCLUDING  CONVERTIBLE  BONDS)

     The following summarizes ratings used by Standard & Poor's ("S&P") for corporate and municipal debt:

          AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          AA - An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          CC - An obligation rated CC is currently highly vulnerable to nonpayment.

          C - Any subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C rating also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


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
     The following summarizes ratings used by Moody's Investors Service ("Moody's") for corporate and municipal long-term debt.

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

          A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds that are rated Baa are considered medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

          Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future.

          B - Bonds that are rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

          Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through Caa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     The  following  summarizes ratings used by Fitch, Inc. ("Fitch") for bonds:


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
          AAA - Highest credit quality. Ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          AA - Very high credit quality. Ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          A - High credit quality. Ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          BBB - Good credit quality. Ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

          BB - Speculative. Ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          B - Highly speculative. Ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

     A "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category or to categories below CCC.


DESCRIPTION OF MUNICIPAL NOTES RATINGS

     The following summarizes the ratings used by Moody's for short-term notes and variable rate demand obligations:

          MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.


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
          MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but the undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     The following summarizes the ratings by Standard & Poor's for short-term municipal notes:

          SP-1 - Strong capacity to pay principal and interest. An issue determined to possess overwhelming safety characteristics is given a "plus" (+) designation.

          SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3  -  Speculative  capacity  to  pay  principal  and  interest.


DESCRIPTION  OF  COMMERCIAL  PAPER  RATINGS

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1. Issues carrying the A-3 designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for payment.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term debt obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternative liquidity is maintained.

     The following summarizes the ratings used by Fitch for short-term obligations:

          F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

          F-2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          F-3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          B - Speculative. Minimal capacity for the payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions

                                   APPENDIX B


                  SUMMARY OF PROXY VOTING POLICY AND PROCEDURES
                      OF HARRIS INVESTMENT MANAGEMENT, INC.

     [Note: Harris Insight Funds Trust has adopted the proxy-voting policy and procedures of its investment adviser, Harris Investment Management, Inc., which has developed joint proxy-voting policies with certain of its affiliates (the "Harris Organization").]

As a fiduciary, the Harris Organization must vote proxies in the sole interest of the beneficiaries, both current and future. The business and/or other interests of the fiduciary must not be allowed to affect the duty of undivided loyalty to the interests of these beneficiaries. Unless the client has directed otherwise, we generally vote proxies for securities that are held in client accounts, and have adopted policies and procedures reasonably designed to ensure that those proxies are voted in the best interests of our fiduciary clients.

PROXY  ADVISORY  COMMITTEE  ("PAC").  The  PAC  establishes general policies and
------------------------------------
guidelines and makes individual decisions in connection with all management and shareholder proposals that are subject to security-holder vote. The PAC has the authority to vote proxies of companies whose securities are held in more than one fiduciary account (or related groups of accounts) managed by Harris N.A. ("Harris"), Harris Investment Management, Inc. ("HIM"), and certain other subsidiaries of Harris Bankcorp, Inc. ("Bankcorp"). (These entities are collectively referred to as the "Harris Organization".)

HOW  WE  VOTE  PROXIES.  The  PAC's  guiding principle is to vote proxies in the
----------------------
interest of the beneficiaries, both current and future, with a view to enhancing the value of securities held for the benefit of our clients. The PAC may use the services of a proxy voting agent ("Agent") to perform research and to vote proxies in accordance with the PAC's voting policies. If an issue arises that is not addressed by the PAC's voting policies, the Agent will be instructed to forward that proxy to the PAC along with a recommendation as to how the proxy should be voted. Upon review of the issue and the Agent's recommendation, the PAC will then direct the Agent how to vote on the matter. In the event that the Agent recuses itself on a proxy matter and makes no recommendation, the PAC will review the issue and then direct the Agent how to vote. If an issue arises which is expected to recur frequently, the PAC will develop a policy to deal with it and inform the Agent of its decision. The Agent presently utilized by the PAC is Institutional Shareholder Services (ISS).

MUTUAL  FUND  PROXIES.  Mutual  funds are frequently used by both individual and
---------------------
institutional investors. Because it is particularly important that fiduciaries ensure that fund shareholders' rights are being preserved, proxy issues involving fundamental investment policies should be voted by the Agent on a case-by-case basis as directed by the PAC. Proxy issues such as increases in investment management fees, selection of investment advisors, changes in investment objectives and changes in investment strategies that increase portfolio risk will also be evaluated and voting directed on a case-by-case basis. To the extent that legally permissible proposals seek to eliminate shareholder voting on changes to the above items, they will be opposed. All other proposals are to be voted in accordance with existing proxy voting policy. PROXY PROPOSALS RELATING TO THE HARRIS INSIGHT FUNDS ARE GOVERNED BY THE FOLLOWING POLICY CONCERNING CONFLICTS OF INTEREST.

CONFLICTS OF INTEREST.  A conflict of interest may arise from time to time for a
---------------------
person or organization involved in the proxy voting process. The Agent votes on most proxy matters in accordance with the PAC's procedures, independently of any interest in those questions by the Harris Organization, its personnel, and affiliated entities. A conflict of interest may exist, however, if, e.g., the Agent has referred a proxy question to the PAC as otherwise required by these procedures, and HIM, HTSB or another Harris banking entity, or another member of the Bank of Montreal family of companies has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Individual conflicts of interest also may arise if, e.g., a member of the PAC holds a position in a security that is the subject of a proxy vote. The PAC, together with the Chief Compliance
Officer of the affected corporate entity and the Harris Law Department is responsible for monitoring and resolving conflicts of interest related to proxy voting. The Chief Compliance Officer and/or the Harris Law Department will review each item referred to them in accordance with these procedures and will provide the PAC with a detailed report for each referred item. Except as directed otherwise by the Chief Compliance Officer in consultation with the Harris Law Department, the PAC shall vote or cause the Agent to vote any proxy question concerning which a conflict of interest exists in accordance with the Agent's independently developed recommendation.

WITH REGARD TO ANY PROXY ISSUE RELATED TO THE HARRIS INSIGHT FUNDS, BECAUSE HIM SERVES AS THE FUNDS' INVESTMENT ADVISER AND HTSB PROVIDES OTHER SERVICES TO THE FUNDS, A CONFLICT OF INTEREST MAY EXIST ON ANY MATTER AFFECTING THOSE HARRIS ENTITIES AND MAY EXIST IN OTHER AREAS AS WELL. ANY PROXY QUESTION THAT AFFECTS A HARRIS ENTITY SHALL, THEREFORE, BE VOTED SOLELY BY ISS OR ANOTHER PROXY VOTING SERVICE IN ITS SOLE DISCRETION, WITHOUT REGARD TO THE EFFECT OF SUCH VOTE ON THE HARRIS ORGANIZATION. PROXY QUESTIONS FOR THE HARRIS INSIGHT FUNDS OTHER THAN THOSE RELATED TO HARRIS ENTITIES SHALL BE DECIDED IN ACCORDANCE WITH THE OTHER PROVISIONS OF THESE PROCEDURES OR, IF NOT WITHIN THE DIRECTIONS PROVIDED HEREIN, BY ISS OR ANOTHER PROXY VOTING SERVICE IN ITS SOLE DISCRETION.

ADDITIONAL INFORMATION.
-----------------------
You may also obtain proxy voting information at the SEC's website: http://www.sec.gov. If you would like a free copy of our complete proxy voting policies and procedures, call (800) 982-8782.

                                   APPENDIX C


                  SUMMARY OF PROXY VOTING POLICY AND PROCEDURES
                      OF HANSBERGER GLOBAL INVESTORS, INC.

     Hansberger Global Investors, Inc. ("HGI") generally votes proxies for securities we have selected that are held in client accounts, unless the client has directed us to send proxies to the client or another person. We have adopted written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients.

How  We  Vote  Proxies
----------------------

     We generally vote proxies with a view to enhancing the value of the shares of stock held in client accounts. The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients. Unless a client has given us other instructions, we generally vote in accordance with the recommendations of Institutional Shareholder Services, Inc. ("ISS") on these social and political issues, although we sometimes abstain from voting on these issues.

     When making proxy voting decisions, HGI generally adheres to its Proxy Voting Guidelines, which have been developed with reference to the positions of ISS. The Guidelines set forth our positions on recurring proxy issues and criteria for addressing non-recurring issues and incorporate many of ISS's standard operating policies.

     We use ISS to assist us in voting proxies. ISS informs us of shareholder meeting dates, forwards proxy materials to us, translates proxy materials printed in a foreign language, and provides us with research on proxy proposals and voting recommendations. Although we may consider ISS's and others recommendations on proxy issues, we are ultimately responsible for proxy voting decisions.

     If a client has an ERISA plan proxy -voting policy and an ERISA plan instructs us to follow it, we will comply with that policy except when doing so would be contrary to the client's economic interests or otherwise imprudent or unlawful. If client policies conflict, we may vote proxies to reflect each policy in proportion to the respective ERISA plan client's interest in any pooled account (unless voting in this manner would be imprudent or otherwise inconsistent with applicable law).

When  We  Do  Not  Vote  Proxies
--------------------------------

     We generally do not vote proxies for securities we have not selected but that are held in a client account, or where we do not have discretionary authority over securities held in a client account. We generally do not vote proxies when the cost of voting on a particular proxy proposal could exceed the expected benefit to a client, and thus it would not be prudent to vote the proxy. For example, HGI customarily and typically does not, and is often unable to vote securities loaned to another party. HGI will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving the securities outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible or possible. Also, voting proxies for shares of foreign stocks may involve significantly greater effort and corresponding costs, such as translation of proxy materials. Some countries' laws prevent us from selling shares for a period of time before or after a shareholder meeting. We may decide not to vote shares of foreign stocks subject to these restrictions when we believe the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares.

Conflicts
---------

     From time to time, proxy voting proposals may raise material conflicts between the interests of our clients and the interests of HGI and its employees. For example, we may have a material conflict of interest when a company that is soliciting a proxy is an advisory client of HGI or when a proponent of a proxy proposal has a business relationship with HGI. Our Proxy Voting Committee is responsible for monitoring and resolving any proxy voting proposals that present a possible material conflict of interest. If the Proxy Voting Committee determines that HGI may have a material conflict of interest, the Committee generally either will vote the securities according to our Guidelines or in accordance with ISS's recommendations.

For  More  Information
----------------------

     You may obtain information from us about how we voted proxies for securities in your account, and a copy of our proxy voting policies and procedures, by calling HGI's Account Administration department at (954) 522-5150.

                                     PART C

                                OTHER INFORMATION

Item 23.        Exhibits.
-------         --------

(a)(1) Declaration of Trust dated December 6, 1995 (incorporated by reference to Registration Statement filed on December 12, 1995).

   (2) Amendment to Declaration of Trust dated November 4, 1996 (incorporated by reference to Post-Effective Amendment ("PEA") No. 3 filed on February 28, 1997).

   (3) Amendment to Declaration of Trust dated June 6, 1997 (incorporated by reference to PEA No. 5 filed on June 13, 1997).

   (4) Amendment to Declaration of Trust dated November 2, 1998 (incorporated by reference to PEA No. 9 filed on November 9, 1998).

   (5) Amendment to Declaration of Trust dated February 18, 1999 (incorporated by reference to PEA No. 10 filed on March 2, 1999).

   (6) Amendment to Declaration of Trust dated 1 May 2000 (incorporated by reference to PEA No. 14 filed on April 28, 2000).

   (7) Amendment to Declaration of Trust dated 5 September 2000 (incorporated by reference to PEA No. 16 filed on September 5, 2000).

   (8) Amended and Restated Establishment and Designation of Series and Classes of Shares dated 4 December 2004 (incorporated by reference to PEA No. 38 filed on February 25, 2005).

   (9) Amendment to Declaration of Trust ________, 2006 (to be filed by amendment)

(b)(1) By-Laws (incorporated by reference to Registration Statement filed on December 12, 1995).

   (2) Amendment to By-Laws dated October 31, 1995 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (3) Amendment to By-Laws dated January 23, 1996 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (4) Amendment to By-Laws dated November 4, 1996 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (5) Amendment to By-Laws dated 27 April 2001 (incorporated by reference to PEA No. 21 filed on 1 May 2001).

   (6) Amendment to By-Laws dated 1 May 2003 (incorporated by reference to PEA No. 34 filed on 15 December 2003).

   (7) Amendment to By-Laws dated 7 August 2003 (incorporated by reference to PEA No. 34 filed on 15 December 2003).

   (8) Amendment to By-Laws dated 3 August 2004 (incorporated by reference to PEA No. 38 filed on February 25, 2005).

   (9) Amendment to By-Laws dated 16 February 2006 (incorporated by referenced to PEA No. 40 filed March 31, 2006).

(c)       Not applicable.

(d)(1) Advisory Contract dated April 28, 2000 between Registrant and Harris Trust and Savings Bank ("Harris Trust" or the "Adviser") (incorporated by reference to PEA No. 14 filed on April 28, 2000).

   (1)(a) Notice to the Adviser dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

   (1)(b) Notice to the Adviser dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (1)(c) Notice to the Adviser dated 2 January 2003 on behalf of Harris Insight Convertible Securities Fund, Harris Insight Tax-Exempt Bond Fund and Harris Insight Intermediate Tax-Exempt Bond Fund (incorporated by reference to PEA No. 33 filed on 30 April 2003).

   (1)(d) Notice to the Adviser dated 1 May 2003 on behalf of Harris Insight Balanced Fund, Harris Insight Index Fund, Harris Insight Small-Cap Value Fund, and Harris Insight Intermediate Government Bond Fund (incorporated by reference to PEA No. 33 filed on 30 April 2003).

   (1)(e) Notice to the Adviser dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

   (1)(f) Amended Exhibit A dated 1 February 2004 to the Advisory Contract dated April 28, 2000 between Registrant and the Adviser (Harris Insight Core Equity Fund and Harris Insight Small Cap Opportunity Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

   (1)(g) Form of Amended Exhibit A to the Advisory Contract dated April 28, 2000 between the Registrant and the Adviser (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

   (2) Assignment and Assumption Agreement dated 30 April 2001 among Registrant, Harris Trust, and Harris Investment Management, Inc. ("HIM") (incorporated by reference to PEA No. 21 filed on 1 May 2001).

   (2)(a) Amendment dated 29 June 2001 to Investment Advisory Contract between Registrant and Harris Trust, as assigned to and assumed by HIM (incorporated by reference to PEA No. 24 filed on 14 August 2001).

   (2)(b) Amendment dated 29 October 2002 to Investment Advisory Contract between Registrant and Harris Trust, as assigned to and assumed by HIM (incorporated by reference to PEA No. 33 filed on 30 April 2003).

   (3) Investment Sub-Advisory Contract dated August 6, 1997 between HIM and Hansberger Global Investors, Inc. on behalf of Harris Insight International Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

   (4) Investment Sub-Advisory Contract dated October 1, 1997 between HIM and Hansberger Global Investors, Inc. on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 7 filed on February 27, 1998).

   (5) Amendment of Investment Sub-Advisory Contracts for Harris Insight International Fund and Harris Insight Emerging Markets Fund with Hansberger Global Investors, Inc. dated as of 30 April 2001 (incorporated by reference to PEA No. 21 filed on 1 May 2001).

   (6) Investment Sub-Advisory Contract dated 1 December 2003 between HIM and HIM Monegy, Inc. on behalf of the Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

   (7) Form of Advisory Contract between Registrant and Phoenix Investment Counsel, Inc. ("PIC") (to be filed by amendment).

   (8) Form of Investment Sub-Advisory Contract between PIC and HIM (to be filed by amendment).

   (9) Form of Investment Sub-Advisory Contract between PIC and Vontobel Asset Management, Inc. (to be filed by amendment).

   (10) Form of Investment Sub-Advisory Contract between PIC and Seneca Capital Management LLC (to be filed by amendment).

(e)(1) Distribution Agreement dated 16 March 2001 between the Registrant and PFPC Distributors, Inc. ("PFPCDI") (incorporated by reference to PEA No. 20 filed on 2 April 2001).

   (2) Form of Distribution Agreement between the Registrant and Phoenix Equity Planning Company ("PEPCO") (to be filed by amendment).

   (2) Amendment dated 29 June 2001 to the Distribution Agreement dated 16 March 2001 between the Registrant and PFPCDI (incorporated by reference to PEA No. 24 filed on 14 August 2001).

   (3) Notice to the Distributor dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (4) Notice to the Distributor dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

   (5) Form of Amended Exhibit A to the Distribution Agreement dated 16 March 2001 between the Registrant and PFPCDI (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

   (6) Form of Selling Agreement (incorporated by reference to PEA No. 27 filed on 5 April 2002).

   (7) Amendment to Form of Selling Agreement (incorporated by reference to PEA No. 40 filed on March 31, 2006)

(f)       Not applicable.

(g)(1) Custodian Agreement dated February 23, 1996 between Registrant and PNC Bank, N.A. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (2) Notice to the Custodian dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (3) Notice to the Custodian dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

   (4) Consent to Assignment of Custodian Agreement dated February 18, 1999 between Registrant and PNC Bank, N.A. (incorporated by reference to PEA No. 11 filed on May 3, 1999).

   (5) Sub-Custodian Services Agreement dated February 18, 1999 by and between PFPC Trust Company, PNC Bank, N.A. and Registrant (incorporated by reference to PEA No. 11 filed on May 3, 1999).

   (6) Foreign Custody Manager Delegation Agreement dated February 18, 1999 by and between PFPC Trust Company, PNC Bank, N.A. and Registrant (incorporated by reference to PEA No. 11 filed on May 3, 1999).

   (7) Notice to the Custodian dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

   (7)(a) Notice to the Custodian dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

   (8) Notice to the Custodian dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (9) Notice to the Sub-Custodian dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (10) Notice to the Custodian dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

   (11) Notice to the Sub-Custodian dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

   (12) Amended and Restated Custodian Services Agreement dated 2 February 2004 between Registrant and PFPC Trust Company (incorporated by reference to PEA No. 38 filed on February 25, 2005).

   (13) Form of Amended Exhibit A to the Custodian Agreement dated 23 February 1996 between the Registrant and PNC Bank, N.A (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

   (14) Form of Amended Exhibit A to the Sub-Custodian Services Agreement dated 18 February 1999 between PFPC Trust Company, PNC Bank, N.A. and the Registrant (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

(h)(1) Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (1)(a) Amendment dated 29 June 2001 to the Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 24 filed on 14 August 2001).

   (1)(b) Amendment effective 24 July 2002 to the Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 33 filed on 30 April 2003).

   (2) Notice to the Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 5 filed on June 13, 1997).

   (3) Notice to the Transfer Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 7 filed on February 27, 1998).

   (3)(a) Notice to the Transfer Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

   (3)(b) Notice to the Transfer Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

   (3)(c) Notice to the Transfer Agent dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (3)(d) Notice to the Transfer Agent dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

   (3)(e) Form of Amended Exhibit A to the Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

   (4) Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (4)(a) Amendment dated 29 June 2001 to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 24 filed on 14 August 2001).

   (4)(b) Amendment effective 24 July 2002 to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 33 filed on 30 April 2003).

   (5) Notice to the Sub-Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (5)(a) Notice to the Sub-Transfer Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

   (5)(b) Notice to the Sub-Transfer Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

   (6) Notice to the Sub-Transfer Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

   (6)(a) Notice to the Sub-Transfer Agent dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (6)(b) Notice to the Sub-Transfer Agent dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

   (6)(c) Amendment dated 1 October 2003 to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 34 filed on 15 December 2003).

   (6)(d) Form of Amended Exhibit A to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

   (7) Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (7)(a) Amendment dated 29 June 2001 to the Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 24 filed on 14 August 2001).

   (8) Notice to the Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 5 filed on June 13, 1997).

   (9) Notice to the Administrator dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

   (9)(a) Notice to the Administrator dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

   (9)(b) Notice to the Administrator dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

   (9)(c) Notice to the Administrator dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (9)(d) Notice to the Administrator dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

   (9)(e) Form of Amended Exhibit A to the Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

   (10) Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (10)(a)Amendment dated 1 May 1999 of Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC, Inc. (incorporated by reference to PEA No. 12 filed on May 7, 1999).

   (10)(b)Amendment dated 29 June 2001 to the Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 24 filed on 14 August
          2001).

   (11) Notice to the Sub-Administrator and Accounting Services Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (12) Notice to the Sub-Administrator and Accounting Services Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

   (12)(a)Notice to the Sub-Administrator and Accounting Services Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

   (12)(b)Notice to the Sub-Administrator and Accounting Services Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

   (12)(c)Notice to the Sub-Administrator and Accounting Services Agent dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

   (12)(d)Notice of the Sub-Administrator and Accounting Services Agent dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

   (12)(e)Form of Amended Exhibit A to the Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

   (13) Organizational Expenses Agreement between Harris Trust and the Registrant, on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund and Harris Insight Technology Fund dated 27 April 2001 (incorporated by reference to PEA No. 23 filed on 8 June 2001).

   (14) Agreement for Fee Waivers and Expense Reimbursements dated 1 January 2001 (incorporated by reference to PEA No. 23 filed on 8 June 2001).

   (16) Form of Administration Agreement between Registrant and PEPCO (to be filed by amendment).

   (17) Form of Transfer Agency Services Agreement between Registrant and PEPCO (to be filed by amendment).

(i)       Consent of Bell, Boyd & Lloyd LLC (filed herewith).

(j)       Consent of independent registered public accounting firm
          (filed by herewith).

(k)       Not applicable.

(l)(1) Form of Purchase Agreement relating to Initial Capital (incorporated by reference to PEA No. 3 filed on February 28, 1997).

   (2) Subscription Agreement dated January 14, 1999 between Registrant and FDI Distribution Services, Inc. relating to Advisor Shares (incorporated by reference to PEA No. 10 filed on March 2, 1999).

   (3) Subscription Agreement dated 6 December 2000 between Registrant and Provident Distributors, Inc. relating to B Shares (incorporated by reference to PEA No. 18 filed on 28 December 2000).

(m) (1)(a)Service Plan (non 12b-1) and related Forms of Shareholder Servicing Agreement dated 3 August 2004 relating to N Shares of non-Money Market Funds (incorporated by reference to PEA No. 38 filed on February 25,
          2005).

   (1)(b) Service Plan (non 12b-1) and related Form of Shareholder Servicing Agreement dated 28 April 2000 relating to N Shares of the Money Market Funds (incorporated by reference to PEA No. 38 filed on February 25,
          2005).

   (1)(c) Service Plan pursuant to Rule 12b-1 and related Form of Shareholder Servicing Agreement dated 28 April 2000 relating to N Shares of the Money Market Funds (incorporated by reference to PEA No. 38 filed on February 25, 2005).

   (2) Service Plan pursuant to Rule 12b-1 and related Form of Shareholder Servicing Agreement dated 3 August 2004 relating to A Shares (incorporated by reference to PEA No. 38 filed on February 25, 2005).

(n)(1) Multi-Class Plan dated 4 December 2004 (incorporated by reference to PEA No. 38 filed on February 25, 2005).

(p)(1) Code of Ethics of Harris Insight Funds Trust (incorporated by reference to PEA No. 13 filed on February 16, 2000).

   (2) Statement of Principles and Code of Ethics of Harris Trust and Savings Bank, Harris Investment Management, Inc. and HIM Monegy, Inc., as amended 13 June 2001 and 11 October 2002, 21 January 2005 and 11 July 2005 (incorporated by reference to PEA No. 40 filed on March 31,
          2006).

   (3) Amended Code of Ethics of Hansberger Global Investors, Inc. dated 1 February 2001, as amended 31 January 2005 and 23 February 2006 (incorporated by reference to PEA No. 40 filed on March 31, 2006).

   (4)    Code of Ethics of PIC (to be filed by amendment)

   (5)    Code of Ethics of Vontobel Asset Management (to be filed by amendment)

   (6) Code of Ethics of Seneca Capital Management LLC (to be filed by amendment)

   (7)    Code of Ethics of PEPCO (to be filed by amendment)

Other     Powers of Attorney for C. Gary Gerst, John W. McCarter, Jr. and Paula
Exhibits: Wolff dated February 24, 2000 (incorporated by reference to PEA No. 14 filed on May 1, 2000).

          Power of Attorney for Thomas J. Ryan dated February 7, 2000 (incorporated by reference to PEA No. 13 filed on February 16, 2000).


Item 24. Persons Controlled by or under Common Control with Registrant.

Not applicable.

Item 25. Indemnification.

         Under Section 4.3 of the Registrant's Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant's Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

         The Distribution Agreement, the Custodian Agreement, the Transfer Agency Services Agreement and the Administration Agreement (the "Agreements") contained in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26. Business and Other Connections of Investment Adviser.

         Harris Investment Management, Inc. ("HIM"), an indirect wholly-owned subsidiary of the Bank of Montreal, serves as investment adviser to the Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, Harris Insight Government Money Market Fund, Harris Insight Core Equity Fund, Harris Insight Small-Cap Opportunity Fund, Harris Insight Index Fund, Harris Insight International Fund, Harris Insight Balanced Fund, Harris Insight Bond Fund, Harris Insight Intermediate Government Bond Fund, Harris Insight Intermediate Tax-Exempt Bond Fund, Harris Insight Tax-Exempt Bond Fund, Harris Insight Small-Cap Value Fund, Harris Insight Emerging Markets Fund, Harris Insight Small-Cap Growth Fund, Harris Insight High Yield Bond Fund, and Harris Insight Ultra Short Duration Bond Fund. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.

         To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

                                                                  Principal Business(es) During the
Name                        Position(s) with HIM                  Last Two Fiscal Years
--------------------------- ------------------------------------- -------------------------------------------------
Donald G.M. Coxe            Director, Chairman of the Board and   Chairman of the Board and Chief Strategist,
                            Chief Strategist                      Harris Investment Management, Inc.; Chairman of
                                                                  the Board, Jones Heward Investments, Inc.;
                                                                  Director, HIM Monegy, Inc.

Atul Tiwari                 Director                              Managing Director, BMO Nesbitt Burns Inc.;
                                                                  Senior Vice President, Harris N.A.  Formerly,
                                                                  President, Harris Insight Funds Trust.

Barry M. Cooper             Director                              Director, President and CEO, Jones Heward
                                                                  Investments, Inc.; Director, Chairman and CEO,
                                                                  Jones Heward Investment Counsel Inc.; Director,
                                                                  BMO Harris Investment Management Inc.; Director
                                                                  and Chairman, Guardian Group of Funds Ltd.
                                                                  ("GGOF"); Director, BMO Investments Inc.;
                                                                  Director, GGOF American Value Fund Ltd.;
                                                                  Director, GGOF Canadian Growth Fund Ltd.;
                                                                  Director, GGOF Monthly Dividend Fund Ltd.;
                                                                  Director, HIM Monegy, Inc.  Formerly, Chairman
                                                                  and CEO, BMO Harris Investment Management, Inc.

William A. Downe            Director                              Chief Operating Officer, Bank of Montreal;
                                                                  Director, BMO Nesbitt Burns Corporation
                                                                  Limited; Director, Chief Executive Officer,
                                                                  Harris Financial Corp.  Formerly, Deputy

                                                                  Principal Business(es) During the
Name                        Position(s) with HIM                  Last Two Fiscal Years
--------------------------- ------------------------------------- -------------------------------------------------
                                                                  Chair, Bank of Montreal and Chief Executive Officer,
                                                                  BMO Nesbitt Burns, Inc.

William O. Leszinske        Director, President, Chief            President and Chief Investment Officer, Harris
                            Investment Officer                    Investment Management, Inc.; Director and
                                                                  Chairman of the Board, HIM Monegy, Inc.

Gilles G. Ouellette         Director                              President and Chief Executive Officer, Private
                                                                  Client Group, Bank of Montreal, and Deputy
                                                                  Chair, BMO Nesbitt Burns, Inc.; Director, HIM
                                                                  Monegy, Inc.

Randall J. Johnson          Chief Financial Officer and           Senior Partner, Harris Investment Management,
                            Treasurer                             Inc.; Chief Financial Officer, HIM Monegy, Inc.

Timothy Kane                Secretary                             Vice President and Counsel, Harris Trust and
                                                                  Savings Bank; Secretary, HIM Monegy, Inc.

         (b) Hansberger Global Investors, Inc. ("Hansberger") serves as the Investment Sub-Adviser of the Harris Insight International Fund and the Harris Insight Emerging Markets Fund. Hansberger is a wholly owned subsidiary of Hansberger Group, Inc. ("Group Inc."). Group Inc. is currently majority controlled by Mr. Thomas L. Hansberger. Hansberger, a Delaware corporation, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of March 31, 2005, Hansberger managed assets with a value of approximately $6.2 billion.

------------------------------------- --------------------------------------------- -----------------------------
       NAME AND POSITION WITH                                                          CONNECTION WITH OTHER
         INVESTMENT ADVISER                      NAME OF OTHER COMPANY                        COMPANY
------------------------------------- --------------------------------------------- -----------------------------
HANSBERGER, THOMAS LOREN              Hansberger Group, Inc.                        Director, CEO, President,
Chairman, CEO, Director and                                                         Chairman and Treasurer
Treasurer
                                      Hansberger Institutional Series               Chairman, President, Trustee

                                                                                    Director, Shareholder
                                      Hansberger Global Investors (HK) Limited

------------------------------------- --------------------------------------------- -----------------------------
SCOTT, KIMBERLEY ANN                  Hansberger Group, Inc.                        Senior VP, Chief
Senior VP, Secretary, Chief                                                         Administrative Officer and
Compliance Officer, Chief                                                           Chief Compliance Officer
Administrative Officer, Director
                                      Hansberger Institutional Series               Secretary, Chief Compliance
                                                                                    Officer

                                      Hansberger Global Investors (HK) Limited      Director

------------------------------------- --------------------------------------------- -----------------------------

------------------------------------- --------------------------------------------- -----------------------------
       NAME AND POSITION WITH                                                          CONNECTION WITH OTHER
         INVESTMENT ADVISER                      NAME OF OTHER COMPANY                        COMPANY
------------------------------------- --------------------------------------------- -----------------------------
JACKSON, J. CHRISTOPHER               Hansberger Group, Inc.                        Senior VP, General Counsel
Senior VP, General Counsel;                                                         and Assistant Secretary
Assistant Secretary, Director
                                                                                    Director
                                      Hansberger Global Investors (HK) Limited
                                                                                    Vice President
                                      Hansberger Institutional Series

------------------------------------- --------------------------------------------- -----------------------------
HOLT, RONALD W.
Director, President and Managing
Director of Research

------------------------------------- --------------------------------------------- -----------------------------
REEVES, LAURETTA (RETZ)
Chief Investment Officer

------------------------------------- --------------------------------------------- -----------------------------
FREEMAN, WESLEY EDMOND                Hansberger Institutional Series               Vice President
Managing Director-Institutional
Marketing, Director

------------------------------------- --------------------------------------------- -----------------------------
CHRISTENSEN, JR., THOMAS ALLEN        Hansberger Institutional Series               Chief Financial Officer,
Chief Financial Officer                                                             Treasurer

                                      Hansberger Group, Inc.                        Chief Financial Officer

------------------------------------- --------------------------------------------- -----------------------------

         HIM Monegy, Inc. ("Monegy") serves as the Investment Sub-Adviser of the Harris Insight High Yield Bond Fund. Monegy is a wholly owned subsidiary of HIM and is thus also an indirect wholly-owned subsidiary of the Bank of Montreal. Monegy, incorporated pursuant to the Canada Business Corporations Act, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and with the Ontario Securities Commission.

                                                                  Principal Business(es) During the
Name                        Position(s) with Monegy               Last Two Fiscal Years
--------------------------- ------------------------------------- -------------------------------------------------
Donald G.M. Coxe            Director                              Chairman of the Board and Chief Strategist,
                                                                  Harris Investment Management, Inc.; Chairman of
                                                                  the Board, Jones Heward Investments, Inc.

Barry M. Cooper             Director                              Director, President and CEO, Jones Heward
                                                                  Investments, Inc.; Director, Chairman and CEO,
                                                                  Jones Heward Investment Counsel Inc.; Director,
                                                                  BMO Harris Investment Management Inc.; Director
                                                                  and Chairman, Guardian Group of Funds Ltd.
                                                                  ("GGOF"); Director, BMO Investments Inc.;
                                                                  Director, GGOF American Value Fund Ltd.;
                                                                  Director, GGOF Canadian Growth Fund Ltd.;
                                                                  Director, GGOF Monthly Dividend Fund Ltd;
                                                                  Director, Harris Investment Management, Inc.
                                                                  Formerly, Chairman and CEO, BMO Harris
                                                                  Investment Management, Inc.

                                                                  Principal Business(es) During the
Name                        Position(s) with Monegy               Last Two Fiscal Years
--------------------------- ------------------------------------- -------------------------------------------------
William O. Leszinske        Director, Chairman of the Board       Director, President, and Chief Investment
                                                                  Officer, Harris Investment Management, Inc.

Gilles G. Ouellette         Director                              President and Chief Executive Officer, Private
                                                                  Client Group, Bank of Montreal, Deputy Chair,
                                                                  BMO Nesbitt Burns, Inc.; Director, Harris
                                                                  Investment Management, Inc.

Sadhana Valia               Director, President and Chief         President and Senior Portfolio Manager, HIM
                            Compliance Officer                    Monegy, Inc.

Daniel Atack                Managing Director                     Managing Director and Senior Portfolio Manager,
                                                                  HIM Monegy, Inc.

Randall J. Johnson          Chief Financial Officer               Chief Financial Officer, Treasurer, and Senior
                                                                  Partner, Harris Investment Management, Inc.

Timothy Kane                Secretary                             Vice President and Counsel, Harris Trust and
                                                                  Savings Bank; Secretary, Harris Investment
                                                                  Management, Inc.

Yasmin Horra                Assistant Secretary                   Assistant Secretary, BMO Nesbitt Burns Inc.

Lori Marchildon             Compliance Officer                    Managing Director and Head of Credit Research,
                                                                  HIM Monegy, Inc.  Formerly, Vice President and
                                                                  Compliance Officer, HIM Monegy, Inc.

Item 27.  Principal Underwriter

          (a) PFPC Distributors, Inc. (the "Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of April 9, 2006, the Distributor acted as principal underwriter for the following investment companies:

                           AFBA 5 Star Funds, Inc.
                           Atlantic Whitehall Funds Trust
                           CRM Mutual Fund Trust
                           E.I.I. International Property Fund
                           E.I.I. Realty Securities
                           Guidestone Funds
                           Highland Floating Rate Fund
                           Highland Floating Rate Advantage Fund
                           Harris Insight Funds Trust
                           Kalmar Pooled Investment Trust
                           Matthews Asian Funds
                           Metropolitan West Funds
                           Old Westbury Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Van Wagoner Funds
                           Wilshire Mutual Funds, Inc.
                           Wilshire Variable Insurance Trust

                  Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Funds
                           BlackRock Bond Allocation Target Shares
                           BlackRock Liquidity Funds
                           International Dollar Reserve Fund I, Ltd.

                  Distributed by MGI Funds Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           MGI Funds

                  Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds
                           Northern Institutional Funds

                  Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406

         (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:


         Brian Burns          - Chairman, Chief Executive Officer, Director and
                                President
         Michael Denofrio     - Director
         Nicholas Marsini     - Director
         Rita G. Adler        - Chief Compliance Officer
         John Munera          - Anti-Money Laundering Officer
         Christine A. Ritch   - Chief Legal Officer, Assistant Secretary and
                                Assistant Clerk
         Bradley A. Stearns   - Secretary and Clerk
         Julie Bartos         - Assistant Secretary and Assistant Clerk
         Bradley A. Stearns   - Assistant Secretary and Assistant Clerk
         Amy Brennan          - Assistant Secretary and Assistant Clerk
         Craig Stokarski      - Treasurer and Financial & Operations Principal,
                                Chief Financial Officer
         Maria Schaffer       - Controller and Assistant Treasurer
         Bruno Di Stefano     - Vice President
         Susan K. Moscaritolo - Vice President

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: Harris Insight Funds Trust, 3200 Horizon Drive, King of Prussia, PA 19406; PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; Harris Investment Management, Inc., 190 South LaSalle Street, Chicago, Illinois 60603; or Harris N.A., 111 West Monroe Street, Chicago, Illinois 60603.

Item 29. Management Services.

         Other than as set forth under the captions "Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contracts.

Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 41 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 41 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois on the 28th day of April 2006.

                                                  Harris Insight Funds Trust


                                                  By: John L. Shields, President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in their capacities with the Registrant on the date indicated:

Signature                   Title                              Date
--------------------------  ---------------------------        -----------------

John L. Shields             President and Chief                28 April 2006
                            Executive Officer

Steven B. Richard           Treasurer and Principal            28 April 2006
                            Financial and Accounting
                            Officer

C. Gary Gerst*              Chairman of the                    28 April 2006
                            Board of Trustees;
                            Trustee

John W. McCarter, Jr.*      Trustee                            28 April 2006

Paula Wolff*                Trustee                            28 April 2006

* By:    /s/ Timothy Kane
         ----------------
         Timothy Kane
         Attorney-in-Fact pursuant to powers of attorney dated 1 February 2000, 7 February 2000, 24 February 2000, 8 December 2003.

                   Index of Exhibits Filed with this Amendment

  Exhibit
   Number                         Exhibit

    (i)         Legal opinion and consent of Bell, Boyd & Lloyd LLC.

    (j)         Consent of Independent Accountants.